================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                       THE DFA INVESTMENT TRUST COMPANY,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                    DATE OF REPORTING PERIOD: JULY 31, 2017

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                   FORM N-Q
                                 July 31, 2017
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series
   The DFA International Value Series
   The Japanese Small Company Series
   The Asia Pacific Small Company Series
   The United Kingdom Small Company Series
   The Continental Small Company Series
   The Canadian Small Company Series
   The Emerging Markets Series
   The Emerging Markets Small Cap Series
   The Tax-Managed U.S. Marketwide Value Series
   The DFA Short Term Investment Fund

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations

ADR     American Depositary Receipt
AG      Aktiengesellschaft (German & Swiss Stock Corporation)
GDR     Global Depositary Receipt
LLC     Limited Liability Company
P.L.C.  Public Limited Company

Investment Footnotes

+         See Security Valuation Note within the Notes to Schedules of
          Investments.
++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*         Non-Income Producing Securities.
#         Total or Partial Securities on Loan.
@         Security purchased with cash proceeds from Securities on Loan.
^^        See Federal Tax Cost Note within the Notes to Schedules of
          Investments.
(degrees) Security is being fair valued as of July 31, 2017.
--        Amounts designated as -- are either zero or rounded to zero.
(S)       Affiliated Fund.
(r) The adjustable/variable rate shown is effective as of July 31, 2017.
(y)       The rate shown is the effective yield.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
COMMON STOCKS -- (95.7%)

Consumer Discretionary -- (13.5%)
#   Adient P.L.C.                                          150,937 $  9,881,845
#   Autoliv, Inc.                                          286,869   31,093,731
#*  AutoNation, Inc.                                       296,816   12,579,062
#   Bed Bath & Beyond, Inc.                                290,144    8,675,306
#   Best Buy Co., Inc.                                   1,711,779   99,865,187
#   BorgWarner, Inc.                                     1,060,592   49,572,070
#   CalAtlantic Group, Inc.                                 14,193      498,174
    Carnival Corp.                                       1,192,760   79,652,513
#   CBS Corp. Class A                                        7,236      478,227
*   Charter Communications, Inc. Class A                   996,600  390,577,506
    Comcast Corp. Class A                               21,211,780  858,016,501
#*  Discovery Communications, Inc. Class A                 644,292   15,849,583
#*  Discovery Communications, Inc. Class C                 621,252   14,369,559
*   Dollar Tree, Inc.                                      369,560   26,637,885
    DR Horton, Inc.                                      2,705,036   96,542,735
#   Ford Motor Co.                                      15,782,331  177,077,754
#   Garmin, Ltd.                                           416,768   20,917,586
    General Motors Co.                                   6,055,833  217,888,871
#   Gentex Corp.                                           945,271   16,088,512
#   Goodyear Tire & Rubber Co. (The)                     1,509,524   47,565,101
#*  Hyatt Hotels Corp. Class A                              44,108    2,451,082
#   International Game Technology P.L.C.                    11,477      218,522
#   Kohl's Corp.                                         1,387,664   57,379,906
    Lear Corp.                                             258,805   38,352,313
#   Lennar Corp. Class A                                 1,456,943   76,402,091
#   Lennar Corp. Class B                                     8,428      374,793
*   Liberty Broadband Corp. Class A                         27,366    2,707,045
#*  Liberty Broadband Corp. Class C                        136,728   13,560,683
#*  Liberty Interactive Corp., QVC Group Class A         2,625,221   62,847,791
#*  Liberty Media Corp.-Liberty Braves Class A              15,711      396,546
#*  Liberty Media Corp.-Liberty Braves Class C              31,424      792,827
#*  Liberty Media Corp.-Liberty Formula One Class A         39,281    1,325,734
#*  Liberty Media Corp.-Liberty Formula One Class C         78,562    2,763,026
*   Liberty Media Corp.-Liberty SiriusXM Class A           157,126    7,248,222
*   Liberty Media Corp.-Liberty SiriusXM Class C           314,252   14,455,592
#*  Liberty Ventures Series A                               59,566    3,608,508
*   LKQ Corp.                                              786,321   27,175,254
#   Macy's, Inc.                                         1,470,252   34,918,485
#*  Madison Square Garden Co. (The) Class A                  7,458    1,638,672
#   MGM Resorts International                            2,471,336   81,381,094
*   Mohawk Industries, Inc.                                509,711  126,912,942
    Newell Brands, Inc.                                    485,814   25,612,114
    News Corp. Class A                                     326,912    4,678,111
    News Corp. Class B                                      40,936      601,759
#*  Norwegian Cruise Line Holdings, Ltd.                 1,146,565   63,141,335
#   Penske Automotive Group, Inc.                          147,676    6,429,813
#   PulteGroup, Inc.                                     2,391,049   58,389,417
    PVH Corp.                                              372,297   44,411,309
#   Ralph Lauren Corp.                                      84,680    6,406,042
    Royal Caribbean Cruises, Ltd.                        1,461,968  165,304,722
#   Signet Jewelers, Ltd.                                   35,969    2,199,864

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Consumer Discretionary -- (Continued)
#*  Skechers U.S.A., Inc. Class A                         13,762 $      386,575
    Staples, Inc.                                      2,175,724     22,083,599
#   TEGNA, Inc.                                          804,581     11,931,936
    Time Warner, Inc.                                  3,804,556    389,662,625
#   Toll Brothers, Inc.                                  338,804     13,074,446
#   Viacom, Inc. Class A                                   2,694        109,107
#   Viacom, Inc. Class B                                 797,742     27,857,151
#   Whirlpool Corp.                                      537,196     95,556,424
                                                                 --------------
Total Consumer Discretionary                                      3,668,575,185
                                                                 --------------
Consumer Staples -- (7.0%)
    Archer-Daniels-Midland Co.                         2,604,355    109,851,694
#   British American Tobacco P.L.C. Sponsored ADR         42,737      2,671,888
#   Bunge, Ltd.                                          942,378     73,873,011
#   Coty, Inc. Class A                                   254,401      5,210,133
    CVS Health Corp.                                   4,495,075    359,291,345
#*  Edgewell Personal Care Co.                            25,746      1,858,861
    Ingredion, Inc.                                      146,985     18,126,190
    JM Smucker Co. (The)                                 895,585    109,171,812
    Kraft Heinz Co. (The)                              1,052,555     92,056,460
    Molson Coors Brewing Co. Class B                     839,181     74,670,325
    Mondelez International, Inc. Class A               3,943,573    173,596,084
    Pinnacle Foods, Inc.                                 489,872     29,088,599
#*  Post Holdings, Inc.                                  362,292     30,142,694
    Seaboard Corp.                                            13         55,575
#*  TreeHouse Foods, Inc.                                102,056      8,657,411
    Tyson Foods, Inc. Class A                          1,959,828    124,174,702
    Wal-Mart Stores, Inc.                              5,670,262    453,564,257
    Walgreens Boots Alliance, Inc.                     2,364,310    190,728,888
    Whole Foods Market, Inc.                             922,271     38,514,037
                                                                 --------------
Total Consumer Staples                                            1,895,303,966
                                                                 --------------
Energy -- (10.6%)
    Anadarko Petroleum Corp.                             969,947     44,297,479
*   Andeavor                                             993,663     98,899,278
#*  Antero Resources Corp.                                18,918        390,089
#   Apache Corp.                                         253,665     12,551,344
    Baker Hughes a GE Co.                              1,045,521     38,569,270
    Chevron Corp.                                      3,657,143    399,323,444
#*  Concho Resources, Inc.                               503,232     65,551,000
    ConocoPhillips                                     3,048,874    138,327,413
#*  Continental Resources, Inc.                          194,483      6,501,567
#*  Diamondback Energy, Inc.                              63,757      6,113,021
    Exxon Mobil Corp.                                 12,312,348    985,480,334
#   Helmerich & Payne, Inc.                              446,159     22,584,569
#   Hess Corp.                                           918,391     40,905,135
#   HollyFrontier Corp.                                  645,042     18,603,011
    Kinder Morgan, Inc.                                5,066,511    103,508,820
#   Marathon Oil Corp.                                 3,272,198     40,018,982
    Marathon Petroleum Corp.                           2,313,489    129,532,249
#   Murphy Oil Corp.                                     309,108      8,216,091
#   National Oilwell Varco, Inc.                       1,541,020     50,406,764

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
    Noble Energy, Inc.                                 1,659,899 $   47,987,680
    Occidental Petroleum Corp.                         1,870,526    115,841,675
#   ONEOK, Inc.                                          219,630     12,424,469
    Phillips 66                                        1,083,984     90,783,660
#   Pioneer Natural Resources Co.                         42,427      6,919,844
#   Range Resources Corp.                                144,745      3,055,567
*   Rice Energy, Inc.                                    102,107      2,855,933
#*  RSP Permian, Inc.                                     43,338      1,489,094
    Schlumberger, Ltd.                                 1,134,428     77,821,761
#   Targa Resources Corp.                              1,262,389     58,587,474
#*  TechnipFMC P.L.C.                                  1,719,087     49,062,743
#   Valero Energy Corp.                                2,810,052    193,809,286
    Williams Cos., Inc. (The)                            140,009      4,449,486
                                                                 --------------
Total Energy                                                      2,874,868,532
                                                                 --------------
Financials -- (22.8%)
    Aflac, Inc.                                        1,311,820    104,617,645
*   Alleghany Corp.                                       32,159     19,724,401
    Allstate Corp. (The)                               1,042,737     94,889,067
#   Ally Financial, Inc.                               2,615,436     59,213,471
    American Financial Group, Inc.                       427,555     43,354,077
    American International Group, Inc.                 2,238,867    146,533,845
*   Arch Capital Group, Ltd.                             176,406     17,157,248
    Assurant, Inc.                                       347,378     36,568,482
    Assured Guaranty, Ltd.                               466,679     21,005,222
    Axis Capital Holdings, Ltd.                          342,158     22,096,564
    Bank of America Corp.                             18,827,362    454,115,971
    Bank of New York Mellon Corp. (The)                4,371,881    231,840,849
#   BB&T Corp.                                         2,074,992     98,188,621
    BOK Financial Corp.                                    6,114        520,118
    Capital One Financial Corp.                        2,120,582    182,751,757
    Chubb, Ltd.                                          555,217     81,317,082
#   CIT Group, Inc.                                      503,470     23,990,345
    Citigroup, Inc.                                    8,300,814    568,190,718
#   Citizens Financial Group, Inc.                       912,076     31,995,626
#   CNA Financial Corp.                                  411,635     21,384,438
    Everest Re Group, Ltd.                               220,574     57,876,412
    Fairfax Financial Holdings, Ltd.                       8,543      4,068,611
    Fifth Third Bancorp                                4,926,179    131,528,979
#   First American Financial Corp.                       112,197      5,431,457
    Goldman Sachs Group, Inc. (The)                    1,076,397    242,544,536
    Hartford Financial Services Group, Inc. (The)      2,672,826    147,005,430
    Huntington Bancshares, Inc.                        4,370,200     57,905,150
    Invesco, Ltd.                                        513,904     17,868,442
    JPMorgan Chase & Co.                              11,460,834  1,052,104,561
    KeyCorp                                            2,533,014     45,695,573
    Leucadia National Corp.                              246,660      6,420,560
    Lincoln National Corp.                               907,300     66,287,338
    Loews Corp.                                        1,364,220     66,410,230
#   M&T Bank Corp.                                       291,572     47,569,972
    MetLife, Inc.                                      2,044,246    112,433,530
    Morgan Stanley                                     4,233,127    198,533,656
    Navient Corp.                                        764,605     11,277,924

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
#   New York Community Bancorp, Inc.                   1,100,233 $   14,446,059
    Old Republic International Corp.                     793,763     15,573,630
#   PacWest Bancorp                                      291,581     14,001,720
#   People's United Financial, Inc.                      393,343      6,859,902
    Pinnacle Financial Partners, Inc.                     13,530        864,567
    PNC Financial Services Group, Inc. (The)           1,353,171    174,288,425
    Principal Financial Group, Inc.                    1,639,822    109,458,118
#   Prosperity Bancshares, Inc.                           69,192      4,435,207
    Prudential Financial, Inc.                         1,042,426    118,033,896
    Regions Financial Corp.                            6,046,938     88,285,295
    Reinsurance Group of America, Inc.                   313,388     43,936,998
#   RenaissanceRe Holdings, Ltd.                         118,695     17,437,482
#*  Santander Consumer USA Holdings, Inc.                292,134      3,742,237
    State Street Corp.                                   524,339     48,884,125
    SunTrust Banks, Inc.                               1,256,570     71,988,895
    Synchrony Financial                                  159,750      4,843,620
    Travelers Cos., Inc. (The)                         1,165,331    149,267,248
    Unum Group                                         1,204,396     60,376,371
    Validus Holdings, Ltd.                               168,263      9,050,867
    Voya Financial, Inc.                                 184,436      7,237,269
    Wells Fargo & Co.                                 10,771,595    581,019,834
#   WR Berkley Corp.                                     223,593     15,421,209
#   XL Group, Ltd.                                     1,060,092     47,068,085
#   Zions Bancorporation                                 758,976     34,396,792
                                                                 --------------
Total Financials                                                  6,171,335,759
                                                                 --------------
Health Care -- (12.0%)
    Abbott Laboratories                                5,106,345    251,130,047
    Aetna, Inc.                                        1,805,018    278,532,328
    Allergan P.L.C.                                      496,938    125,392,365
    Anthem, Inc.                                       1,447,321    269,505,643
    Baxter International, Inc.                            77,675      4,697,784
*   Bio-Rad Laboratories, Inc. Class A                     7,494      1,765,811
*   Centene Corp.                                      1,054,392     83,739,813
    Cigna Corp.                                          403,350     70,005,426
    Danaher Corp.                                      2,229,450    181,677,880
*   DaVita, Inc.                                         968,792     62,758,346
    DENTSPLY SIRONA, Inc.                                160,668      9,966,236
#*  Envision Healthcare Corp.                             68,624      3,872,452
*   Express Scripts Holding Co.                        2,740,464    171,662,665
    Humana, Inc.                                         708,361    163,773,063
*   Laboratory Corp. of America Holdings                 721,272    114,617,333
#*  Mallinckrodt P.L.C.                                  487,783     22,340,461
#*  MEDNAX, Inc.                                         413,651     19,433,324
    Medtronic P.L.C.                                   4,257,228    357,479,435
#*  Mylan NV                                           1,365,926     53,257,455
    PerkinElmer, Inc.                                    137,678      9,063,343
#   Perrigo Co. P.L.C.                                   111,705      8,368,939
    Pfizer, Inc.                                      16,341,666    541,889,645
    Quest Diagnostics, Inc.                              953,902    103,317,126
#*  Quintiles IMS Holdings, Inc.                         202,524     18,338,548
#   STERIS P.L.C.                                        192,061     15,720,193
#*  Taro Pharmaceutical Industries, Ltd.                   9,494      1,085,449

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                      --------- --------------
Health Care -- (Continued)
    Teleflex, Inc.                                       39,706 $    8,227,877
    Thermo Fisher Scientific, Inc.                    1,050,474    184,389,701
#*  United Therapeutics Corp.                           128,754     16,532,014
    Universal Health Services, Inc. Class B             481,679     53,384,484
*   WellCare Health Plans, Inc.                         101,722     18,003,777
    Zimmer Biomet Holdings, Inc.                        204,432     24,801,690
                                                                --------------
Total Health Care                                                3,248,730,653
                                                                --------------
Industrials -- (8.5%)
#*  AECOM                                               618,669     19,735,541
#   AGCO Corp.                                          425,114     30,667,724
#   AMERCO                                               51,218     19,901,266
#   Arconic, Inc.                                     2,391,789     59,292,449
    Carlisle Cos., Inc.                                 238,414     23,266,822
*   Colfax Corp.                                        148,210      6,118,109
    Copa Holdings SA Class A                             46,408      5,822,348
    CSX Corp.                                         4,454,823    219,800,967
    Cummins, Inc.                                       198,992     33,410,757
    Delta Air Lines, Inc.                             2,844,921    140,425,301
    Dover Corp.                                         830,218     69,738,312
    Eaton Corp. P.L.C.                                1,736,611    135,889,811
    EMCOR Group, Inc.                                    17,959      1,212,232
    FedEx Corp.                                         624,040    129,819,041
    Fluor Corp.                                         890,347     38,667,770
    General Electric Co.                              2,108,359     53,995,074
#*  Genesee & Wyoming, Inc. Class A                      54,725      3,565,881
    Ingersoll-Rand P.L.C.                               830,409     72,976,343
    Jacobs Engineering Group, Inc.                      377,362     19,894,525
#*  JetBlue Airways Corp.                             2,305,410     50,557,641
    Johnson Controls International P.L.C.               740,079     28,826,077
    Kansas City Southern                                620,638     64,043,635
    L3 Technologies, Inc.                               393,053     68,772,483
    Macquarie Infrastructure Corp.                      355,176     26,925,893
#   ManpowerGroup, Inc.                                 425,472     45,589,325
    Norfolk Southern Corp.                            1,571,094    176,873,763
#   Orbital ATK, Inc.                                    77,125      7,880,632
    Oshkosh Corp.                                       310,560     21,385,162
    Owens Corning                                       741,762     49,735,142
    PACCAR, Inc.                                        522,096     35,737,471
#   Pentair P.L.C.                                    1,008,228     63,588,940
*   Quanta Services, Inc.                               253,566      8,552,781
    Republic Services, Inc.                           2,011,081    129,151,622
    Rockwell Collins, Inc.                               10,306      1,097,898
    Southwest Airlines Co.                            1,315,118     73,002,200
    Spirit Aerosystems Holdings, Inc. Class A            31,638      1,911,884
    Stanley Black & Decker, Inc.                      1,079,268    151,842,215
#*  Stericycle, Inc.                                     83,250      6,416,910
#*  Teledyne Technologies, Inc.                          16,413      2,237,748
    Textron, Inc.                                     1,923,539     94,503,471
#   Trinity Industries, Inc.                              7,385        202,423
*   United Continental Holdings, Inc.                 1,015,739     68,745,216
#*  USG Corp.                                           171,791      4,645,229

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
#*  XPO Logistics, Inc.                                  729,646 $   43,859,021
                                                                 --------------
Total Industrials                                                 2,310,285,055
                                                                 --------------
Information Technology -- (13.2%)
*   Akamai Technologies, Inc.                             44,939      2,118,424
    Amdocs, Ltd.                                         464,898     31,227,199
    Analog Devices, Inc.                                 119,434      9,436,480
#*  ARRIS International P.L.C.                           607,623     16,989,139
*   Arrow Electronics, Inc.                              652,120     53,010,835
    Avnet, Inc.                                          507,596     19,481,534
    Brocade Communications Systems, Inc.               1,391,533     17,575,062
    CA, Inc.                                           2,950,360     91,579,174
#*  Cars.com, Inc.                                        73,612      1,788,772
    Cisco Systems, Inc.                               23,529,059    739,988,906
#*  CommerceHub, Inc. Series C                            53,314        958,586
    Corning, Inc.                                      3,683,566    107,339,113
*   Dell Technologies, Inc. Class V                      703,394     45,207,132
#   Dolby Laboratories, Inc. Class A                      16,116        834,003
    DXC Technology Co.                                 1,074,893     84,250,113
*   EchoStar Corp. Class A                                14,785        897,893
    Fidelity National Information Services, Inc.       1,455,335    132,755,659
#*  First Solar, Inc.                                     27,062      1,334,427
*   Flex, Ltd.                                         1,552,059     24,817,423
    FLIR Systems, Inc.                                   105,840      3,949,949
    Hewlett Packard Enterprise Co.                     9,176,127    160,673,984
    HP, Inc.                                           9,619,949    183,741,026
    Intel Corp.                                       22,961,820    814,455,755
#   Jabil, Inc.                                          825,827     25,187,724
    Juniper Networks, Inc.                             2,557,961     71,495,010
#   Lam Research Corp.                                 1,022,498    163,047,531
    Leidos Holdings, Inc.                                533,173     28,492,765
    LogMeIn, Inc.                                          2,049        238,606
    Marvell Technology Group, Ltd.                       808,260     12,576,526
#*  Micron Technology, Inc.                            5,266,057    148,081,523
*   Microsemi Corp.                                       57,304      2,984,392
*   Nuance Communications, Inc.                          145,478      2,516,769
    NVIDIA Corp.                                         858,270    139,477,458
#*  ON Semiconductor Corp.                               550,404      8,228,540
#*  Qorvo, Inc.                                          276,209     18,936,889
    QUALCOMM, Inc.                                     2,982,903    158,660,611
#   SS&C Technologies Holdings, Inc.                     122,197      4,736,356
#   SYNNEX Corp.                                         187,099     22,249,813
*   Synopsys, Inc.                                        83,602      6,401,405
    TE Connectivity, Ltd.                                881,903     70,896,182
    Teradyne, Inc.                                       130,425      4,511,401
    Western Digital Corp.                              1,222,328    104,044,559
#*  WEX, Inc.                                              1,826        198,450
    Xerox Corp.                                        1,627,144     49,904,507
                                                                 --------------
Total Information Technology                                      3,587,277,605
                                                                 --------------
Materials -- (3.2%)
#   Albemarle Corp.                                      492,856     57,072,725

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                      SHARES       VALUE+
                                                    ---------- ---------------
Materials -- (Continued)
             Alcoa Corp.                               630,485 $    22,949,654
             Ashland Global Holdings, Inc.             376,541      24,463,869
#            CF Industries Holdings, Inc.            1,428,640      41,930,584
             Dow Chemical Co. (The)                    822,454      52,834,445
             Eastman Chemical Co.                      992,551      82,540,541
*            Freeport-McMoRan, Inc.                  3,027,411      44,260,749
             Huntsman Corp.                            258,591       6,883,692
#            Martin Marietta Materials, Inc.           101,369      22,952,983
#            Mosaic Co. (The)                        1,422,432      34,337,508
             Newmont Mining Corp.                    2,157,154      80,181,414
             Nucor Corp.                             2,380,637     137,291,336
#            Olin Corp.                                922,649      27,199,693
             Reliance Steel & Aluminum Co.             425,994      30,824,926
#            Royal Gold, Inc.                           80,675       6,991,295
             Sonoco Products Co.                        12,855         623,210
             Steel Dynamics, Inc.                    1,328,072      47,027,030
#            Valvoline, Inc.                         1,033,732      23,434,704
             Vulcan Materials Co.                      275,139      33,875,114
#            Westlake Chemical Corp.                   342,667      24,110,050
             WestRock Co.                            1,076,555      61,815,788
                                                               ---------------
Total Materials                                                    863,601,310
                                                               ---------------
Real Estate -- (0.1%)
*            Howard Hughes Corp. (The)                   5,701         717,243
#            Jones Lang LaSalle, Inc.                  148,214      18,855,785
#            Realogy Holdings Corp.                     31,992       1,062,134
                                                               ---------------
Total Real Estate                                                   20,635,162
                                                               ---------------
Telecommunication Services -- (4.6%)
             AT&T, Inc.                             26,076,099   1,016,967,861
#            CenturyLink, Inc.                       3,894,965      90,635,836
*            Level 3 Communications, Inc.              843,237      49,481,147
#*           Sprint Corp.                            2,014,058      16,072,183
*            T-Mobile US, Inc.                         933,997      57,590,255
                                                               ---------------
Total Telecommunication Services                                 1,230,747,282
                                                               ---------------
Utilities -- (0.2%)
#*           Calpine Corp.                           1,538,972      22,130,417
#            NRG Energy, Inc.                        1,599,440      39,378,213
                                                               ---------------
Total Utilities                                                     61,508,630
                                                               ---------------
TOTAL COMMON STOCKS                                             25,932,869,139
                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights                                  196,076         198,997

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights                                   196,076 $            59
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                   199,056
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      25,933,068,195
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
             State Street Institutional U.S.
               Government Money Market Fund, 0.940% 315,883,314     315,883,314
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@         DFA Short Term Investment Fund          72,779,436     842,203,638
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,972,964,161)^^                                      $27,091,155,147
                                                                ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                           --------------- ------------ ------- ---------------

Common Stocks
   Consumer Discretionary  $ 3,668,575,185           --   --    $ 3,668,575,185
   Consumer Staples          1,895,303,966           --   --      1,895,303,966
   Energy                    2,874,868,532           --   --      2,874,868,532
   Financials                6,171,335,759           --   --      6,171,335,759
   Health Care               3,248,730,653           --   --      3,248,730,653
   Industrials               2,310,285,055           --   --      2,310,285,055
   Information Technology    3,587,277,605           --   --      3,587,277,605
   Materials                   863,601,310           --   --        863,601,310
   Real Estate                  20,635,162           --   --         20,635,162
   Telecommunication
     Services                1,230,747,282           --   --      1,230,747,282
   Utilities                    61,508,630           --   --         61,508,630
Rights/Warrants                         -- $    199,056   --            199,056
Temporary Cash
  Investments                  315,883,314           --   --        315,883,314
Securities Lending
  Collateral                            --  842,203,638   --        842,203,638
Futures Contracts**              2,261,695           --   --          2,261,695
                           --------------- ------------   --    ---------------
TOTAL                      $26,251,014,148 $842,402,694   --    $27,093,416,842
                           =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (94.1%)

AUSTRALIA -- (6.1%)
#   Alumina, Ltd.                                          312,287 $    474,324
    Aurizon Holdings, Ltd.                               2,938,279   11,793,530
#   Australia & New Zealand Banking Group, Ltd.          5,443,751  129,066,672
    Bank of Queensland, Ltd.                               796,768    7,680,359
    Bendigo & Adelaide Bank, Ltd.                        1,234,344   10,979,318
    BHP Billiton, Ltd.                                   6,597,392  137,400,020
#   BHP Billiton, Ltd. Sponsored ADR                     1,703,682   70,975,392
    BlueScope Steel, Ltd.                                2,247,686   23,678,342
    Boral, Ltd.                                          2,601,567   14,417,037
    Crown Resorts, Ltd.                                    365,827    3,725,578
    Downer EDI, Ltd.                                       512,922    2,610,812
    Fortescue Metals Group, Ltd.                         8,466,965   38,915,953
#   Harvey Norman Holdings, Ltd.                           360,705    1,261,221
    Incitec Pivot, Ltd.                                  4,609,977   11,770,149
    LendLease Group                                        478,880    6,459,240
    National Australia Bank, Ltd.                           94,926    2,275,642
    Newcrest Mining, Ltd.                                3,230,328   52,488,168
    Oil Search, Ltd.                                       170,719      908,328
*   Origin Energy, Ltd.                                  2,811,665   15,575,182
    QBE Insurance Group, Ltd.                            2,620,554   24,825,959
    Rio Tinto, Ltd.                                        579,499   30,548,564
*   Santos, Ltd.                                         4,975,438   13,519,618
    South32, Ltd.                                       14,274,113   33,292,267
    South32, Ltd. ADR                                      354,708    4,132,348
    Star Entertainment Grp, Ltd. (The)                   3,883,525   15,666,451
    Suncorp Group, Ltd.                                  2,438,480   27,870,988
    Tatts Group, Ltd.                                    1,234,411    3,950,329
    Treasury Wine Estates, Ltd.                            763,632    7,434,542
    Woodside Petroleum, Ltd.                             2,846,042   66,513,661
                                                                   ------------
TOTAL AUSTRALIA                                                     770,209,994
                                                                   ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                     98,143    4,065,561
    OMV AG                                                 147,907    8,378,510
*   Raiffeisen Bank International AG                        44,884    1,322,717
                                                                   ------------
TOTAL AUSTRIA                                                        13,766,788
                                                                   ------------
BELGIUM -- (1.0%)
    Ageas                                                  642,764   28,936,392
    Colruyt SA                                                  11          616
    KBC Group NV                                           497,767   41,152,403
    Proximus SADP                                           42,890    1,508,217
    Solvay SA                                              287,867   41,274,709
    UCB SA                                                 149,459   10,883,891
                                                                   ------------
TOTAL BELGIUM                                                       123,756,228
                                                                   ------------
CANADA -- (7.8%)
#   AltaGas, Ltd.                                          380,278    8,851,548
#   ARC Resources, Ltd.                                     10,111      139,409
    Bank of Montreal(063671101)                          1,729,598  131,224,600
    Bank of Montreal(2076009)                               85,939    6,518,060

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
CANADA -- (Continued)
*   BlackBerry, Ltd.                                      683,288 $  6,406,767
#   Cameco Corp.(13321L108)                               571,821    5,861,165
#   Cameco Corp.(2166160)                                 507,476    5,197,889
#   Canadian Natural Resources, Ltd.(136385101)           321,617    9,841,480
    Canadian Natural Resources, Ltd.(2171573)             614,945   18,807,181
#   Cenovus Energy, Inc.                                1,331,857   11,200,917
    Crescent Point Energy Corp.(22576C101)              1,508,054   11,838,227
#   Crescent Point Energy Corp.(B67C8W8)                  822,786    6,467,458
    Eldorado Gold Corp.                                    62,239      131,791
    Element Fleet Management Corp.                        278,876    2,111,562
    Empire Co., Ltd. Class A                              798,335   12,973,144
#   Enbridge Income Fund Holdings, Inc.                   375,458    9,648,826
    Encana Corp.(292505104)                               924,931    9,304,806
    Encana Corp.(2793193)                                  27,200      273,800
    Fairfax Financial Holdings, Ltd.                       62,754   29,924,107
    Finning International, Inc.                            90,989    1,831,092
    First Quantum Minerals, Ltd.                        2,023,681   22,367,212
#   Genworth MI Canada, Inc.                               72,689    2,120,472
    Goldcorp, Inc.(380956409)                           1,155,114   15,166,647
    Goldcorp, Inc.(2676302)                             1,684,062   22,111,967
*   Husky Energy, Inc.                                  1,654,397   19,148,144
    Imperial Oil, Ltd.(2454241)                           187,707    5,386,931
#   Imperial Oil, Ltd.(453038408)                         111,871    3,203,986
    Industrial Alliance Insurance & Financial
      Services, Inc.                                      515,431   23,912,195
*   Kinross Gold Corp.                                  6,095,108   25,128,418
    Linamar Corp.                                          47,987    2,629,999
    Lundin Mining Corp.                                 3,717,826   26,748,666
    Magna International, Inc.                             636,472   30,353,350
    Manulife Financial Corp.(2492519)                   3,005,038   61,896,431
    Manulife Financial Corp.(56501R106)                 1,711,212   35,285,192
    Maple Leaf Foods, Inc.                                 65,321    1,805,464
    Potash Corp. of Saskatchewan, Inc.                  1,571,839   28,135,918
    Sun Life Financial, Inc.(2566124)                   1,110,140   42,544,607
    Sun Life Financial, Inc.(866796105)                   306,432   11,745,539
    Suncor Energy, Inc.(B3NB1P2)                        3,911,426  127,593,916
    Suncor Energy, Inc.(867224107)                      1,160,407   37,852,476
#   Tahoe Resources, Inc.                                  82,700      452,387
    Teck Resources, Ltd. Class B(2879327)               1,355,792   29,426,695
#   Teck Resources, Ltd. Class B(878742204)             1,454,060   31,538,561
    TMX Group, Ltd.                                        25,000    1,325,446
*   Tourmaline Oil Corp.                                1,076,788   23,880,640
*   Turquoise Hill Resources, Ltd.(900435108)             127,382      419,087
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)             1,590,290    5,229,749
#*  Valeant Pharmaceuticals International, Inc.           929,533   15,300,113
    Veresen, Inc.                                          51,006      744,992
    West Fraser Timber Co., Ltd.                           11,349      603,065
    Wheaton Precious Metals Corp.                         200,486    4,071,871
#   Whitecap Resources, Inc.                              902,184    6,664,620
#   WSP Global, Inc.                                      369,514   14,999,883

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
CANADA -- (Continued)
    Yamana Gold, Inc.                                  3,207,591 $    8,361,477
                                                                 --------------
TOTAL CANADA                                                        976,709,945
                                                                 --------------
DENMARK -- (1.8%)
    AP Moller - Maersk A.S. Class A                        7,706     16,094,182
    AP Moller - Maersk A.S. Class B                       16,058     35,052,028
    Carlsberg A.S. Class B                               240,350     26,702,671
    Danske Bank A.S.                                     932,983     37,783,643
    DSV A.S.                                             470,071     30,350,461
#   H Lundbeck A.S.                                       74,464      4,464,993
    ISS A.S.                                             509,394     20,882,516
    Jyske Bank A.S.                                       94,849      5,944,788
#   Novozymes A.S. Class B                                47,990      2,215,959
    Tryg A.S.                                             10,592        238,662
    Vestas Wind Systems A.S.                             489,370     47,827,046
                                                                 --------------
TOTAL DENMARK                                                       227,556,949
                                                                 --------------
FINLAND -- (0.9%)
    Fortum Oyj                                         1,121,163     18,333,394
    Nokia Oyj                                          3,492,391     22,285,584
    Stora Enso Oyj Class R                             2,037,136     27,236,157
    Stora Enso Oyj Sponsored ADR                          91,500      1,223,355
    UPM-Kymmene Oyj                                    1,377,276     37,493,714
    UPM-Kymmene Oyj Sponsored ADR                         69,300      1,886,693
                                                                 --------------
TOTAL FINLAND                                                       108,458,897
                                                                 --------------
FRANCE -- (9.1%)
    AXA SA                                             2,859,375     84,447,280
#   AXA SA Sponsored ADR                                   5,793        170,720
    BNP Paribas SA                                     2,231,303    172,916,290
    Bollore SA                                         1,510,920      7,010,115
    Bouygues SA                                          709,374     30,413,777
    Casino Guichard Perrachon SA                         181,821     11,089,475
    Cie de Saint-Gobain                                  554,202     30,750,838
    Cie Generale des Etablissements Michelin             142,480     19,296,931
    CNP Assurances                                       497,075     12,000,225
    Credit Agricole SA                                 1,019,955     17,902,603
    Electricite de France SA                             883,807      8,971,199
    Engie SA                                           4,197,845     67,611,330
    Natixis SA                                         2,277,633     16,550,522
    Orange SA                                          5,424,781     91,282,106
    Peugeot SA                                         2,404,685     51,726,520
    Renault SA                                           838,993     75,586,458
    SCOR SE                                              349,012     14,719,877
    Societe Generale SA                                1,935,625    113,494,806
    STMicroelectronics NV                              1,809,335     30,654,083
    Total SA                                           5,191,725    264,018,291
    Vivendi SA                                         1,256,591     29,044,657
                                                                 --------------
TOTAL FRANCE                                                      1,149,658,103
                                                                 --------------
GERMANY -- (6.7%)
    Allianz SE                                           570,758    121,661,641

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
GERMANY -- (Continued)
#   Allianz SE Sponsored ADR                             2,786,628 $ 59,494,508
    BASF SE                                                  8,683      826,621
    Bayerische Motoren Werke AG                          1,004,588   92,300,968
*   Commerzbank AG                                       1,775,430   23,223,209
    Daimler AG                                           2,793,294  195,711,493
#   Deutsche Bank AG(5750355)                            1,634,829   29,112,467
    Deutsche Bank AG(D18190898)                          1,596,412   28,479,990
    Deutsche Lufthansa AG                                1,270,004   27,273,355
    Evonik Industries AG                                   299,183   10,189,440
    Fraport AG Frankfurt Airport Services Worldwide        112,679   11,283,566
    Fresenius Medical Care AG & Co. KGaA                   247,312   23,321,628
    Fresenius Medical Care AG & Co. KGaA ADR                16,919      796,546
    GEA Group AG                                            44,661    1,815,075
    Hannover Rueck SE                                       31,333    3,954,809
    HeidelbergCement AG                                    361,351   35,781,678
    Innogy SE                                              132,900    5,581,785
    Lanxess AG                                              78,559    6,057,990
    Linde AG                                               157,109   29,970,220
    Metro AG                                               731,062    8,215,220
*   Metro Wholesale & Food Specialist AG                   746,013   15,070,622
    Muenchener Rueckversicherungs-Gesellschaft AG          147,162   31,610,309
    OSRAM Licht AG                                           7,588      632,341
*   RWE AG                                               1,630,923   34,364,479
*   Talanx AG                                              179,139    7,387,185
#   Telefonica Deutschland Holding AG                    1,517,203    7,837,504
    Uniper SE                                              886,107   18,261,756
    Volkswagen AG                                           90,788   14,276,024
                                                                   ------------
TOTAL GERMANY                                                       844,492,429
                                                                   ------------
HONG KONG -- (2.5%)
#   Bank of East Asia, Ltd. (The)                          162,822      696,497
    Cathay Pacific Airways, Ltd.                         6,482,000   10,155,759
    CK Hutchison Holdings, Ltd.                          6,496,484   85,487,974
    FIH Mobile, Ltd.                                       712,000      237,897
    Great Eagle Holdings, Ltd.                              15,363       84,249
    Guoco Group, Ltd.                                        6,000       70,340
    Hang Lung Group, Ltd.                                2,833,000   10,761,106
    Hang Lung Properties, Ltd.                           4,709,000   11,711,693
    Henderson Land Development Co., Ltd.                   627,046    3,624,160
    Hopewell Holdings, Ltd.                                938,669    3,590,191
    Kerry Properties, Ltd.                               2,580,000    9,040,997
#   MTR Corp., Ltd.                                        460,959    2,661,844
    New World Development Co., Ltd.                     24,440,857   33,006,068
#   NWS Holdings, Ltd.                                   2,198,400    4,205,700
*   Orient Overseas International, Ltd.                     72,000      670,060
    Shangri-La Asia, Ltd.                                4,242,000    6,888,923
    Sino Land Co., Ltd.                                  6,268,592   10,338,602
    Sun Hung Kai Properties, Ltd.                        2,980,920   46,121,553
    Swire Pacific, Ltd. Class A                          2,098,000   20,904,797
    Swire Pacific, Ltd. Class B                          1,262,500    2,235,982
    Wharf Holdings, Ltd. (The)                           2,242,990   19,064,610
    Wheelock & Co., Ltd.                                 3,631,000   27,361,380

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd.                     160,000 $    660,586
                                                                   ------------
TOTAL HONG KONG                                                     309,580,968
                                                                   ------------
IRELAND -- (0.2%)
*   Bank of Ireland Group P.L.C.                         1,482,594   12,373,422
    CRH P.L.C.                                             293,793   10,312,386
    CRH P.L.C. Sponsored ADR                               198,709    6,968,724
    Paddy Power Betfair P.L.C.                               6,217      622,895
                                                                   ------------
TOTAL IRELAND                                                        30,277,427
                                                                   ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                      7,300      398,898
    Bank Hapoalim BM                                     3,323,482   23,021,103
    Bank Leumi Le-Israel BM                              3,826,683   18,383,947
    Mizrahi Tefahot Bank, Ltd.                             261,601    4,727,108
                                                                   ------------
TOTAL ISRAEL                                                         46,531,056
                                                                   ------------
ITALY -- (1.6%)
    Assicurazioni Generali SpA                              27,438      497,676
*   Fiat Chrysler Automobiles NV(BRJFWP3)                4,223,093   50,923,551
#*  Fiat Chrysler Automobiles NV(N31738102)              1,464,345   17,703,931
*   GEDI Gruppo Editoriale SpA                             204,397      189,725
    Mediobanca SpA                                       1,304,109   13,606,570
*   Telecom Italia SpA                                  18,504,269   19,037,380
#*  Telecom Italia SpA Sponsored ADR                     1,847,002   19,208,821
*   UniCredit SpA                                        4,382,253   86,128,532
                                                                   ------------
TOTAL ITALY                                                         207,296,186
                                                                   ------------
JAPAN -- (20.9%)
#   Aeon Co., Ltd.                                       1,583,500   23,860,178
    Aisin Seiki Co., Ltd.                                  415,000   21,575,427
    Alfresa Holdings Corp.                                 222,100    4,087,559
    Amada Holdings Co., Ltd.                               312,100    3,564,527
    Aoyama Trading Co., Ltd.                                41,900    1,460,516
    Asahi Glass Co., Ltd.                                  723,200   30,439,089
    Asahi Kasei Corp.                                    2,293,000   26,185,908
    Bank of Kyoto, Ltd. (The)                              568,400    5,448,181
    Brother Industries, Ltd.                                74,355    1,897,128
    Canon Marketing Japan, Inc.                            153,100    3,381,764
    Chiba Bank, Ltd. (The)                               1,064,000    7,633,617
    Chugoku Bank, Ltd. (The)                               256,900    3,723,815
    Citizen Watch Co., Ltd.                                850,000    6,319,896
    Coca-Cola Bottlers Japan, Inc.                         160,357    4,836,666
    COMSYS Holdings Corp.                                   31,300      641,228
    Concordia Financial Group, Ltd.                      2,530,100   12,758,523
    Credit Saison Co., Ltd.                                178,400    3,436,248
    Dai Nippon Printing Co., Ltd.                          901,000    9,938,157
    Dai-ichi Life Holdings, Inc.                         2,403,800   41,523,211
    Daicel Corp.                                            63,500      825,380
    Daido Steel Co., Ltd.                                  466,000    2,835,931
    Daiwa Securities Group, Inc.                         2,612,000   15,043,307
    Denka Co., Ltd.                                      1,174,000    6,519,958

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    Denso Corp.                                            362,000 $ 17,385,195
    DIC Corp.                                              228,700    8,626,201
    Dowa Holdings Co., Ltd.                                231,000    1,864,945
#   Ebara Corp.                                            266,800    7,804,968
    Fuji Media Holdings, Inc.                               52,200      754,203
    FUJIFILM Holdings Corp.                              1,123,900   41,312,711
    Fukuoka Financial Group, Inc.                        1,238,000    5,707,591
    Furukawa Electric Co., Ltd.                             42,968    1,939,102
    Glory, Ltd.                                            185,800    6,187,191
    Gunma Bank, Ltd. (The)                                 604,496    3,541,717
    H2O Retailing Corp.                                    198,900    3,254,621
    Hachijuni Bank, Ltd. (The)                             622,531    3,952,359
    Hankyu Hanshin Holdings, Inc.                          599,500   21,397,042
    Heiwa Corp.                                             64,700    1,423,362
    Hiroshima Bank, Ltd. (The)                             762,000    3,257,363
    Hitachi Capital Corp.                                  112,800    2,683,465
    Hitachi Chemical Co., Ltd.                             320,500    9,111,735
    Hitachi Construction Machinery Co., Ltd.               344,300    9,856,323
    Hitachi Metals, Ltd.                                   475,400    6,616,659
    Hitachi Transport System, Ltd.                         105,000    2,416,852
    Hitachi, Ltd.                                       12,504,000   86,025,201
    Hokuhoku Financial Group, Inc.                         191,900    3,119,610
    Honda Motor Co., Ltd.                                4,256,100  119,136,100
    Honda Motor Co., Ltd. Sponsored ADR                     26,040      729,641
    House Foods Group, Inc.                                 75,600    1,951,567
#   Ibiden Co., Ltd.                                       459,900    7,981,342
#   Idemitsu Kosan Co., Ltd.                               283,596    6,883,300
*   IHI Corp.                                              499,000    1,644,677
    Iida Group Holdings Co., Ltd.                          551,300    9,419,505
    Inpex Corp.                                          2,451,200   23,853,937
    Isetan Mitsukoshi Holdings, Ltd.                       594,700    5,795,433
    Isuzu Motors, Ltd.                                     112,300    1,539,879
    ITOCHU Corp.                                         1,998,900   31,345,761
#   Iyo Bank, Ltd. (The)                                   492,300    4,019,657
    J Front Retailing Co., Ltd.                            977,000   13,963,587
    JFE Holdings, Inc.                                   1,884,900   36,356,895
    JGC Corp.                                               76,900    1,231,869
    JSR Corp.                                              331,200    5,836,410
    JTEKT Corp.                                            447,600    6,371,018
    JXTG Holdings, Inc.                                  6,435,903   28,607,743
#   K's Holdings Corp.                                     152,200    3,055,537
    Kamigumi Co., Ltd.                                     398,000    4,265,403
    Kaneka Corp.                                         1,156,542    9,267,559
    Kawasaki Heavy Industries, Ltd.                      1,380,000    4,393,778
#*  Kawasaki Kisen Kaisha, Ltd.                          2,640,000    6,554,746
    Kinden Corp.                                           187,800    2,923,196
*   Kobe Steel, Ltd.                                     1,140,200   14,261,635
    Komatsu, Ltd.                                          586,300   15,723,119
    Konica Minolta, Inc.                                 1,999,600   16,563,081
    Kuraray Co., Ltd.                                    1,340,000   26,051,510
    Kurita Water Industries, Ltd.                            7,500      213,378
    Kyocera Corp.                                          257,800   15,661,360
    Kyocera Corp. Sponsored ADR                             25,197    1,539,285

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    Kyushu Financial Group, Inc.                           514,749 $  3,229,909
    LIXIL Group Corp.                                      487,800   12,553,644
    Marubeni Corp.                                       4,429,700   29,353,299
    Mazda Motor Corp.                                    2,631,600   39,560,277
    Mebuki Financial Group, Inc.                         1,177,020    4,530,960
    Medipal Holdings Corp.                                 418,100    7,650,992
    Mitsubishi Chemical Holdings Corp.                   3,671,000   30,734,559
    Mitsubishi Corp.                                     1,219,000   26,467,183
    Mitsubishi Gas Chemical Co., Inc.                      570,500   13,162,341
    Mitsubishi Heavy Industries, Ltd.                    7,800,000   31,011,640
    Mitsubishi Logistics Corp.                              80,000    1,027,017
    Mitsubishi Materials Corp.                             518,200   17,408,463
    Mitsubishi Motors Corp.                                465,000    3,354,322
    Mitsubishi UFJ Financial Group, Inc.                17,854,906  113,273,487
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR   4,781,372   30,457,340
    Mitsubishi UFJ Lease & Finance Co., Ltd.             1,546,200    8,236,738
    Mitsui & Co., Ltd.                                   1,092,800   15,890,165
    Mitsui & Co., Ltd. Sponsored ADR                        11,723    3,428,860
    Mitsui Chemicals, Inc.                               3,169,800   18,008,016
    Mitsui OSK Lines, Ltd.                               4,003,000   12,458,427
    Mizuho Financial Group, Inc.                        35,354,000   62,872,650
    Mizuho Financial Group, Inc. ADR                       184,055      657,076
    MS&AD Insurance Group Holdings, Inc.                   878,353   30,807,854
    NEC Corp.                                           10,864,101   29,533,454
    NGK Spark Plug Co., Ltd.                                16,000      323,030
    NH Foods, Ltd.                                         179,536    5,310,546
    NHK Spring Co., Ltd.                                   664,200    7,173,742
    Nikon Corp.                                            746,700   13,156,678
    Nippo Corp.                                            214,000    4,353,652
    Nippon Electric Glass Co., Ltd.                        110,200    3,901,013
    Nippon Express Co., Ltd.                             3,529,238   22,537,050
    Nippon Paper Industries Co., Ltd.                      373,800    7,452,394
    Nippon Shokubai Co., Ltd.                              102,400    6,699,116
    Nippon Steel & Sumitomo Metal Corp.                  2,142,693   52,598,611
*   Nippon Yusen K.K.                                    7,713,000   14,724,060
    Nissan Motor Co., Ltd.                               6,443,700   63,981,147
    Nisshin Seifun Group, Inc.                              42,800      702,835
    Nisshinbo Holdings, Inc.                               305,000    3,088,616
#   NOK Corp.                                              355,120    8,128,713
    Nomura Holdings, Inc.                                4,185,600   24,867,573
    Nomura Real Estate Holdings, Inc.                      427,900    8,481,475
    NSK, Ltd.                                               29,000      373,818
    NTN Corp.                                            1,625,000    7,562,801
    Obayashi Corp.                                         279,682    3,367,555
    Oji Holdings Corp.                                   3,833,000   19,657,385
    ORIX Corp.                                           2,676,400   42,470,239
    Resona Holdings, Inc.                                7,055,600   36,348,049
    Ricoh Co., Ltd.                                      3,215,400   30,232,839
    Rohm Co., Ltd.                                          46,100    3,563,005
    Sankyo Co., Ltd.                                        73,900    2,425,575
    SBI Holdings, Inc.                                     638,800    9,139,031
    Sega Sammy Holdings, Inc.                              169,200    2,282,969
    Seino Holdings Co., Ltd.                               413,700    5,570,414

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Sekisui Chemical Co., Ltd.                           102,000 $    1,878,875
    Sekisui House, Ltd.                                  887,400     15,361,058
    Shinsei Bank, Ltd.                                 3,134,000      5,165,621
    Shizuoka Bank, Ltd. (The)                            851,000      7,592,609
    Showa Denko K.K.                                     261,500      6,806,686
    Showa Shell Sekiyu K.K.                              184,300      2,007,534
    Sojitz Corp.                                       2,218,300      5,588,051
    Sompo Holdings, Inc.                                 241,800      9,483,927
    Sumitomo Chemical Co., Ltd.                        7,305,000     42,691,297
    Sumitomo Corp.                                       924,000     12,489,532
    Sumitomo Electric Industries, Ltd.                 2,838,500     45,882,794
    Sumitomo Forestry Co., Ltd.                          516,000      7,898,684
    Sumitomo Heavy Industries, Ltd.                    1,924,000     14,026,760
    Sumitomo Metal Mining Co., Ltd.                    1,067,000     16,114,555
    Sumitomo Mitsui Financial Group, Inc.              2,854,200    110,131,536
    Sumitomo Mitsui Trust Holdings, Inc.                 505,244     18,554,079
    Sumitomo Rubber Industries, Ltd.                     659,000     11,427,177
    Suzuken Co., Ltd.                                    113,000      3,773,854
    T&D Holdings, Inc.                                 1,329,500     19,612,463
    Taiheiyo Cement Corp.                              2,798,212     10,499,670
    Takashimaya Co., Ltd.                                821,634      7,516,181
    TDK Corp.                                            420,200     30,200,394
    Teijin, Ltd.                                         771,690     15,471,903
    THK Co., Ltd.                                        225,100      6,873,143
    Tokai Rika Co., Ltd.                                 165,500      3,038,977
    Tokio Marine Holdings, Inc.                          175,700      7,388,756
    Tokyo Broadcasting System Holdings, Inc.              49,400        933,717
    Tokyo Tatemono Co., Ltd.                             397,600      5,410,000
    Tokyu Fudosan Holdings Corp.                       1,737,700     10,423,712
    Toppan Printing Co., Ltd.                          1,044,000     11,032,686
    Tosoh Corp.                                        2,121,000     25,112,914
    Toyo Seikan Group Holdings, Ltd.                     467,949      7,670,777
    Toyoda Gosei Co., Ltd.                               257,800      6,082,668
    Toyota Industries Corp.                              198,500     10,649,904
    Toyota Motor Corp.                                 2,811,690    158,466,394
#   Toyota Motor Corp. Sponsored ADR                     131,300     14,815,892
    Toyota Tsusho Corp.                                  890,200     28,618,182
    TV Asahi Holdings Corp.                               31,700        576,413
    Ube Industries, Ltd.                               4,325,000     11,715,868
    Universal Entertainment Corp.                         23,600        677,074
#   Yamada Denki Co., Ltd.                             2,456,700     13,120,855
    Yamaguchi Financial Group, Inc.                      320,148      3,768,087
    Yokohama Rubber Co., Ltd. (The)                      410,200      8,260,480
    Zeon Corp.                                            65,000        810,947
                                                                 --------------
TOTAL JAPAN                                                       2,625,081,828
                                                                 --------------
NETHERLANDS -- (3.1%)
    ABN AMRO Group NV                                    397,185     11,226,529
    Aegon NV                                           2,475,925     13,878,677
    Akzo Nobel NV                                         33,168      3,002,834
#*  ArcelorMittal(03938L203)                             561,400     14,686,227
#*  ArcelorMittal(BYPBS67)                             1,444,730     38,037,028
    Coca-Cola European Partners P.L.C.                    31,954      1,386,901

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NETHERLANDS -- (Continued)
    Gemalto NV                                              22,216 $  1,132,448
    ING Groep NV                                         5,655,087  105,658,714
#   ING Groep NV Sponsored ADR                           1,003,902   18,803,084
    Koninklijke Ahold Delhaize NV                        2,893,097   59,175,556
    Koninklijke Ahold Delhaize NV Sponsored ADR            211,969    4,332,646
    Koninklijke DSM NV                                     656,841   48,454,044
    Koninklijke Philips NV(5986622)                        865,952   33,093,256
    Koninklijke Philips NV(500472303)                      168,204    6,420,347
    NN Group NV                                            726,265   29,438,323
                                                                   ------------
TOTAL NETHERLANDS                                                   388,726,614
                                                                   ------------
NEW ZEALAND -- (0.1%)
    Air New Zealand, Ltd.                                  667,228    1,679,793
    Auckland International Airport, Ltd.                 1,190,343    6,223,103
#   Fletcher Building, Ltd.                              1,318,068    7,912,287
#   Fonterra Co-operative Group, Ltd.                      156,563      711,521
                                                                   ------------
TOTAL NEW ZEALAND                                                    16,526,704
                                                                   ------------
NORWAY -- (0.7%)
    Aker ASA Class A                                        26,818    1,015,542
    DNB ASA                                              1,445,966   28,405,256
    Norsk Hydro ASA                                      2,295,351   14,810,853
    Norsk Hydro ASA Sponsored ADR                           59,900      386,954
    SpareBank 1 SR-Bank ASA                                 70,339      702,049
    Statoil ASA                                            890,278   16,731,951
    Statoil ASA Sponsored ADR                              226,363    4,246,570
    Storebrand ASA                                         867,737    7,237,996
    Subsea 7 SA                                            603,629    8,944,497
    Yara International ASA                                 260,527   10,354,955
                                                                   ------------
TOTAL NORWAY                                                         92,836,623
                                                                   ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                      541,158    4,324,851
                                                                   ------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                     4,662,800   12,684,385
    City Developments, Ltd.                              1,500,000   12,450,988
    DBS Group Holdings, Ltd.                             1,685,918   26,896,491
    Frasers Centrepoint, Ltd.                              465,500      661,258
    Golden Agri-Resources, Ltd.                         12,719,900    3,703,794
    Hutchison Port Holdings Trust                       16,251,500    7,714,636
#   Keppel Corp., Ltd.                                   4,932,100   23,324,817
    Olam International, Ltd.                               410,300      590,315
#   SembCorp Industries, Ltd.                            2,887,300    6,876,285
    Singapore Airlines, Ltd.                             2,535,900   19,434,135
#   United Industrial Corp., Ltd.                        1,892,070    4,480,659
    UOL Group, Ltd.                                      1,015,674    5,909,629
    Wilmar International, Ltd.                             217,000      534,202
                                                                   ------------
TOTAL SINGAPORE                                                     125,261,594
                                                                   ------------
SPAIN -- (3.5%)
    Acciona SA                                               6,116      522,792

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SPAIN -- (Continued)
    Banco de Sabadell SA                                17,425,882 $ 38,914,125
#   Banco Santander SA                                  43,494,126  296,115,296
#   Banco Santander SA Sponsored ADR                       784,463    5,350,038
    CaixaBank SA                                         2,085,447   10,862,350
    Iberdrola SA                                         1,895,013   14,938,266
    Mapfre SA                                              160,977      599,610
    Repsol SA                                            3,965,952   66,421,347
                                                                   ------------
TOTAL SPAIN                                                         433,723,824
                                                                   ------------
SWEDEN -- (2.5%)
    Boliden AB                                           1,273,315   39,974,493
*   Essity AB Class A                                       62,923    1,819,778
*   Essity AB Class B                                      823,332   23,872,529
    Holmen AB Class A                                        2,781      129,136
    Holmen AB Class B                                      169,766    7,667,575
#   ICA Gruppen AB                                           8,133      325,881
    Millicom International Cellular SA                      96,457    6,044,141
    Nordea Bank AB                                       7,285,616   91,929,010
    Skandinaviska Enskilda Banken AB Class A             2,792,681   35,367,395
    Skandinaviska Enskilda Banken AB Class C                26,692      334,853
*   SSAB AB Class A                                        488,788    2,469,568
*   SSAB AB Class B                                        983,615    4,061,510
#   Svenska Cellulosa AB SCA Class A                        62,923      650,117
    Svenska Cellulosa AB SCA Class B                       773,898    6,407,786
    Svenska Handelsbanken AB Class A                       494,915    7,366,366
    Svenska Handelsbanken AB Class B                         3,434       51,212
    Tele2 AB Class B                                       614,314    7,311,431
#   Telefonaktiebolaget LM Ericsson Class A                 28,098      182,099
    Telefonaktiebolaget LM Ericsson Class B              4,879,427   31,581,644
    Telefonaktiebolaget LM Ericsson Sponsored ADR          557,185    3,577,128
    Telia Co. AB                                         7,787,710   36,608,926
    Trelleborg AB Class B                                  330,139    7,775,590
                                                                   ------------
TOTAL SWEDEN                                                        315,508,168
                                                                   ------------
SWITZERLAND -- (7.7%)
    ABB, Ltd.                                            1,299,195   30,435,358
    Adecco Group AG                                        640,328   48,852,542
    Baloise Holding AG                                     216,241   34,742,584
    Banque Cantonale Vaudoise                                  468      338,597
    Cie Financiere Richemont SA                          1,106,380   94,053,481
#   Clariant AG                                          1,343,506   31,219,736
#   Credit Suisse Group AG                               1,363,427   20,958,164
    Credit Suisse Group AG Sponsored ADR                 1,052,790   16,160,327
*   Dufry AG                                               134,096   21,362,239
    Flughafen Zurich AG                                     10,906    2,781,452
    Helvetia Holding AG                                      2,332    1,303,414
    Julius Baer Group, Ltd.                                253,888   14,371,843
    LafargeHolcim, Ltd.(7110753)                           767,697   45,870,810
    LafargeHolcim, Ltd.(BZ3DNX4)                           375,078   22,512,296
    Novartis AG                                          1,848,470  157,448,448
    Novartis AG Sponsored ADR                              316,821   26,993,149
    Swatch Group AG (The)(7184736)                         176,687   13,609,146

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                      SHARES        VALUE++
                                                    ----------- ---------------
SWITZERLAND -- (Continued)
#   Swatch Group AG (The)(7184725)                      139,269 $    55,256,413
    Swiss Life Holding AG                               106,141      38,736,435
    Swiss Re AG                                       1,028,159      99,127,048
    UBS Group AG(BRJL176)                             3,507,610      60,998,968
*   UBS Group AG(H42097107)                             546,615       9,527,499
    Zurich Insurance Group AG                           388,187     118,311,444
                                                                ---------------
TOTAL SWITZERLAND                                                   964,971,393
                                                                ---------------
UNITED KINGDOM -- (16.4%)
*   Anglo American P.L.C.                             4,837,797      80,025,474
    Antofagasta P.L.C.                                  205,201       2,562,556
    Aviva P.L.C.                                        712,209       5,062,400
    Barclays P.L.C.                                     164,749         441,734
    Barclays P.L.C. Sponsored ADR                     4,808,211      51,592,104
    Barratt Developments P.L.C.                       1,813,872      14,731,734
    BHP Billiton P.L.C.                                 767,576      13,995,988
    BHP Billiton P.L.C. ADR                             211,355       7,695,436
    BP P.L.C. Sponsored ADR                           9,024,097     317,106,769
    Carnival P.L.C.                                      93,875       6,336,220
    Glencore P.L.C.                                  32,925,747     145,248,452
    HSBC Holdings P.L.C.                             19,975,015     200,047,936
#   HSBC Holdings P.L.C. Sponsored ADR                2,928,997     146,713,459
    J Sainsbury P.L.C.                                8,162,535      26,372,833
    Kingfisher P.L.C.                                 7,427,275      28,823,446
    Lloyds Banking Group P.L.C.                     109,617,132      94,768,083
    Lloyds Banking Group P.L.C. ADR                   1,479,223       5,206,865
    Pearson P.L.C.                                      813,680       7,041,646
#   Pearson P.L.C. Sponsored ADR                      1,201,322      10,331,369
*   Royal Bank of Scotland Group P.L.C.               2,796,353       9,168,010
#*  Royal Bank of Scotland Group P.L.C. Sponsored
      ADR                                               632,031       4,196,686
    Royal Dutch Shell P.L.C. Class A                  2,335,407      65,955,219
    Royal Dutch Shell P.L.C. Class B                    398,623      11,355,855
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A   3,655,973     206,672,132
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B   3,846,085     222,534,478
    Royal Mail P.L.C.                                   769,489       4,091,662
*   Standard Chartered P.L.C.                         5,314,032      59,401,668
    Vodafone Group P.L.C.                            58,351,986     171,050,264
#   Vodafone Group P.L.C. Sponsored ADR               4,011,201     119,052,454
    WM Morrison Supermarkets P.L.C.                   6,735,041      21,360,855
                                                                ---------------
TOTAL UNITED KINGDOM                                              2,058,943,787
                                                                ---------------
TOTAL COMMON STOCKS                                              11,834,200,356
                                                                ---------------
PREFERRED STOCKS -- (0.9%)

GERMANY -- (0.9%)
    Bayerische Motoren Werke AG                          58,696       4,677,286
    Porsche Automobil Holding SE                        267,840      15,329,315

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                      SHARES       VALUE++
                                                    ---------- ---------------
GERMANY -- (Continued)
#     Volkswagen AG                                    552,438 $    84,958,865
                                                               ---------------
TOTAL GERMANY                                                      104,965,466
                                                               ---------------
TOTAL PREFERRED STOCKS                                             104,965,466
                                                               ---------------
TOTAL INVESTMENT SECURITIES                                     11,939,165,822
                                                               ---------------

                                                                   VALUE+
                                                               ---------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund                54,804,655     634,199,468
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $10,921,553,013)^^         $12,573,365,290
                                                               ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                       ------------------------------------------------------
                          LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                       -------------- --------------- ------- ---------------
  Common Stocks
     Australia         $   75,107,740 $   695,102,254   --    $   770,209,994
     Austria                       --      13,766,788   --         13,766,788
     Belgium                       --     123,756,228   --        123,756,228
     Canada               976,709,945              --   --        976,709,945
     Denmark                       --     227,556,949   --        227,556,949
     Finland                3,110,048     105,348,849   --        108,458,897
     France                   170,720   1,149,487,383   --      1,149,658,103
     Germany              103,841,666     740,650,763   --        844,492,429
     Hong Kong                     --     309,580,968   --        309,580,968
     Ireland               19,342,146      10,935,281   --         30,277,427
     Israel                        --      46,531,056   --         46,531,056
     Italy                 36,912,752     170,383,434   --        207,296,186
     Japan                 51,628,094   2,573,453,734   --      2,625,081,828
     Netherlands           45,374,752     343,351,862   --        388,726,614
     New Zealand                   --      16,526,704   --         16,526,704
     Norway                 4,633,524      88,203,099   --         92,836,623
     Portugal                      --       4,324,851   --          4,324,851
     Singapore                     --     125,261,594   --        125,261,594
     Spain                  5,350,038     428,373,786   --        433,723,824
     Sweden                29,269,435     286,238,733   --        315,508,168
     Switzerland           52,680,975     912,290,418   --        964,971,393
     United Kingdom     1,091,101,752     967,842,035   --      2,058,943,787
  Preferred Stocks
     Germany                       --     104,965,466   --        104,965,466
  Securities Lending
    Collateral                     --     634,199,468   --        634,199,468
  Futures Contracts**       2,068,633              --   --          2,068,633
                       -------------- ---------------   --    ---------------
  TOTAL                $2,497,302,220 $10,078,131,703   --    $12,575,433,923
                       ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (92.0%)

Consumer Discretionary -- (17.7%)
    Adastria Co., Ltd.                                      194,640 $ 4,862,295
#   Adventure, Inc.                                           4,200     384,644
#   Aeon Fantasy Co., Ltd.                                   49,332   1,519,324
*   AGORA Hospitality Group Co., Ltd.                       372,000     121,374
    Ahresty Corp.                                           137,600   1,400,940
    Aisan Industry Co., Ltd.                                210,200   1,877,412
*   Akebono Brake Industry Co., Ltd.                        624,200   2,064,624
#*  Allied Architects, Inc.                                  43,400     538,506
#   Alpen Co., Ltd.                                         111,900   2,045,206
#   Alpha Corp.                                              34,300     761,831
    Alpine Electronics, Inc.                                277,500   5,059,405
    Amiyaki Tei Co., Ltd.                                    25,900     988,889
    Amuse, Inc.                                              70,298   1,934,476
*   Anrakutei Co., Ltd.                                       2,200      93,499
    AOI TYO Holdings, Inc.                                  109,931   1,139,422
    AOKI Holdings, Inc.                                     268,400   3,474,188
    Aoyama Trading Co., Ltd.                                304,000  10,596,587
#   Arata Corp.                                              54,700   1,934,136
    Arcland Sakamoto Co., Ltd.                              176,200   2,412,003
    Arcland Service Holdings Co., Ltd.                       98,500   1,713,804
    Asahi Broadcasting Corp.                                 39,100     294,248
    Asahi Co., Ltd.                                         105,600   1,269,909
    Asante, Inc.                                             27,100     471,536
    Asatsu-DK, Inc.                                         215,700   5,529,067
#   Ashimori Industry Co., Ltd.                             287,000     914,832
#   ASKUL Corp.                                             144,900   4,440,497
*   Asrapport Dining Co., Ltd.                               36,200     150,938
    Asti Corp.                                               83,000     454,312
#   Atom Corp.                                              524,700   3,750,017
    Atsugi Co., Ltd.                                      1,040,000   1,160,561
    Autobacs Seven Co., Ltd.                                455,700   7,592,853
    Avex Group Holdings, Inc.                               243,100   3,196,778
#   Beenos, Inc.                                             31,300     414,902
    Belluna Co., Ltd.                                       291,800   3,355,498
#   Bic Camera, Inc.                                        546,600   6,344,006
#   Bookoff Corp.                                            59,400     435,384
#   BRONCO BILLY Co., Ltd.                                   68,300   1,681,082
    Can Do Co., Ltd.                                         65,500   1,013,638
    Central Automotive Products, Ltd.                        48,500     684,455
    Central Sports Co., Ltd.                                 41,700   1,770,178
#   Ceres, Inc.                                               8,400     112,296
    CHIMNEY Co., Ltd.                                        27,800     709,042
    Chiyoda Co., Ltd.                                       102,100   2,660,197
    Chofu Seisakusho Co., Ltd.                              132,900   3,250,516
    Chori Co., Ltd.                                          73,300   1,358,407
    Chuo Spring Co., Ltd.                                   196,000     648,143
    Clarion Co., Ltd.                                       741,000   2,804,249
    Cleanup Corp.                                           129,700   1,044,247
    Coco's Japan Co., Ltd.                                   20,000     390,054
#   Colowide Co., Ltd.                                      370,700   6,436,315
    Corona Corp.                                             96,600   1,013,346

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Consumer Discretionary -- (Continued)
#   Create Restaurants Holdings, Inc.                        276,900 $2,829,880
    D.A. Consortium Holdings, Inc.                           118,700  1,548,117
    Daido Metal Co., Ltd.                                    204,900  1,836,543
#   Daidoh, Ltd.                                             143,200    574,125
    Daiichikosho Co., Ltd.                                    56,200  2,706,736
#   Daikoku Denki Co., Ltd.                                   51,800    805,162
    Daikyonishikawa Corp.                                    224,900  3,359,040
    Dainichi Co., Ltd.                                        51,200    381,412
    Daisyo Corp.                                              47,200    767,978
    Daiyu Lic Holdings Co., Ltd.                              19,100    153,584
    DCM Holdings Co., Ltd.                                   624,200  5,435,760
    Descente, Ltd.                                           250,600  3,641,100
    Diamond Dining Co., Ltd.                                  24,900    556,025
    Doshisha Co., Ltd.                                       153,900  3,100,389
    Doutor Nichires Holdings Co., Ltd.                       195,386  4,318,200
    Dunlop Sports Co., Ltd.                                   76,600    781,405
    Dynic Corp.                                              174,000    311,018
    Eagle Industry Co., Ltd.                                 147,200  2,561,907
#   EDION Corp.                                              513,900  4,734,854
#   ES-Con Japan, Ltd.                                       215,000  1,033,221
    ESCRIT, Inc.                                              18,400    125,430
#*  Evolable Asia Corp.                                       33,400    799,275
    Exedy Corp.                                              193,000  6,040,311
#   F-Tech, Inc.                                              62,700    867,539
    FCC Co., Ltd.                                            231,400  5,060,195
    Fields Corp.                                              89,000    945,642
    Fine Sinter Co., Ltd.                                      9,800    196,685
    First Juken Co., Ltd.                                     24,200    347,490
    First-corp, Inc.                                          46,100    466,996
    FJ Next Co., Ltd.                                         97,400    784,258
    Foster Electric Co., Ltd.                                155,800  3,059,159
    France Bed Holdings Co., Ltd.                            144,200  1,313,145
#*  FreakOut Holdings, Inc.                                   34,800  1,295,359
    Fuji Co., Ltd.                                           111,400  2,773,366
#   Fuji Corp.                                                29,000    535,434
    Fuji Corp., Ltd.                                         153,300  1,039,705
    Fuji Kiko Co., Ltd.                                      137,400    915,513
#   Fuji Kyuko Co., Ltd.                                     261,000  2,747,353
    Fuji Oozx, Inc.                                            6,000     26,217
    Fujibo Holdings, Inc.                                     68,500  2,078,350
    Fujikura Rubber, Ltd.                                    115,800    733,857
#   Fujio Food System Co., Ltd.                               33,800    538,963
    Fujishoji Co., Ltd.                                       50,400    553,843
#   Fujita Kanko, Inc.                                        50,200  1,815,841
    FuKoKu Co., Ltd.                                          50,700    480,754
#   Funai Electric Co., Ltd.                                 138,900  1,259,197
#   Furukawa Battery Co., Ltd. (The)                          89,000    743,712
    Furyu Corp.                                               63,800    734,498
    Futaba Industrial Co., Ltd.                              385,900  3,998,350
    G-Tekt Corp.                                             110,800  2,144,336
    Gakken Holdings Co., Ltd.                                 31,300    930,784
    Gakkyusha Co., Ltd.                                       40,000    585,748
#   Genki Sushi Co., Ltd.                                     20,000    438,635

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Geo Holdings Corp.                                       223,300 $2,441,432
    Gfoot Co., Ltd.                                           54,700    403,984
    GLOBERIDE, Inc.                                           62,299  1,078,389
#   Gokurakuyu Holdings Co., Ltd.                             40,600    296,555
    Goldwin, Inc.                                              4,000    251,713
#   Golf Digest Online, Inc.                                  54,600    404,777
    Gourmet Kineya Co., Ltd.                                  85,000    867,779
    GSI Creos Corp.                                          323,000    430,486
    Gunze, Ltd.                                            1,080,000  4,167,587
    H-One Co., Ltd.                                          129,300  1,482,729
    H2O Retailing Corp.                                      333,000  5,448,913
    Hagihara Industries, Inc.                                 37,700  1,081,654
#   Hakuyosha Co., Ltd.                                        7,600    230,683
    Hamee Corp.                                               36,900    546,109
    Handsman Co., Ltd.                                        31,200    443,807
    Happinet Corp.                                           104,100  1,878,075
#   Harada Industry Co., Ltd.                                 29,700    212,304
    Hard Off Corp. Co., Ltd.                                  57,900    600,343
    Haruyama Holdings, Inc.                                   49,100    453,378
    Heian Ceremony Service Co., Ltd.                           6,700     58,418
    Heiwa Corp.                                              101,000  2,221,940
    HI-LEX Corp.                                              68,800  1,798,234
    Hiday Hidaka Corp.                                       118,956  3,175,154
#   Himaraya Co., Ltd.                                        35,900    287,648
#   Hiramatsu, Inc.                                          174,500    975,123
    HIS Co., Ltd.                                            249,300  7,665,183
    Honeys Holdings Co., Ltd.                                106,040  1,197,766
    Hoosiers Holdings                                        181,100  1,815,910
#   Hotland Co., Ltd.                                         60,800    810,815
    I K K, Inc.                                               65,900    495,637
#   IBJ, Inc.                                                103,500    666,798
    Ichibanya Co., Ltd.                                       77,158  2,748,156
    Ichikoh Industries, Ltd.                                 286,000  2,241,953
#   IDOM, Inc.                                               433,200  2,869,366
    IJT Technology Holdings Co., Ltd.                        126,780    716,863
#   Imagica Robot Holdings, Inc.                              87,500    554,993
    Imasen Electric Industrial                               109,300  1,223,763
    Imperial Hotel, Ltd.                                      12,300    240,240
#   Intage Holdings, Inc.                                    111,500  2,278,752
#*  Izutsuya Co., Ltd.                                        61,699    250,128
    Janome Sewing Machine Co., Ltd.                          112,700    918,349
    Japan Best Rescue System Co., Ltd.                        52,600    146,972
    Japan Wool Textile Co., Ltd. (The)                       345,700  2,961,698
    JINS, Inc.                                                84,100  5,121,365
#   Joban Kosan Co., Ltd.                                     37,799    620,842
    Jolly - Pasta Co., Ltd.                                   17,700    260,611
    Joshin Denki Co., Ltd.                                   247,000  3,475,189
    Joyful Honda Co., Ltd.                                    71,900  1,988,536
#   JP-Holdings, Inc.                                        374,800    961,859
    JVC Kenwood Corp.                                      1,000,930  2,914,410
#   K's Holdings Corp.                                       110,600  2,220,383
*   Kadokawa Dwango                                          335,333  4,429,862
*   Kappa Create Co., Ltd.                                    53,600    623,098

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Kasai Kogyo Co., Ltd.                                    153,100 $1,992,935
    Kawai Musical Instruments Manufacturing Co., Ltd.         45,200    941,778
    Keihin Corp.                                             267,500  3,849,036
#   Keiyo Co., Ltd.                                          212,100  1,473,378
#   KFC Holdings Japan, Ltd.                                  98,100  1,775,575
    Ki-Star Real Estate Co., Ltd.                             41,900    762,558
*   Kintetsu Department Store Co., Ltd.                      297,000    987,804
    Kitamura Co., Ltd.                                         2,000     13,244
*   KNT-CT Holdings Co., Ltd.                                746,000  1,248,533
#   Kohnan Shoji Co., Ltd.                                   188,500  3,437,602
#*  Kojima Co., Ltd.                                         203,400    676,899
    Komatsu Seiren Co., Ltd.                                 193,700  1,345,814
    Komehyo Co., Ltd.                                         42,700    504,372
    Komeri Co., Ltd.                                         202,200  5,915,857
#   Konaka Co., Ltd.                                         135,060    728,608
    Koshidaka Holdings Co., Ltd.                              76,800  2,083,429
#   Kourakuen Holdings Corp.                                  65,600  1,046,875
    KU Holdings Co., Ltd.                                    130,900  1,189,081
#   Kura Corp.                                                69,200  3,479,982
    Kurabo Industries, Ltd.                                1,241,000  3,220,769
    KYB Corp.                                              1,247,000  7,038,132
#   Kyoritsu Maintenance Co., Ltd.                           188,662  5,386,658
#*  Laox Co., Ltd.                                           190,100    923,658
#   LEC, Inc.                                                 83,200  2,036,726
#   LIFULL Co., Ltd.                                         364,500  2,910,504
#   Look, Inc.                                               228,000    572,584
#   Mamiya-Op Co., Ltd.                                       25,800    284,589
    Mars Engineering Corp.                                    64,200  1,271,074
#*  Maruzen CHI Holdings Co., Ltd.                            66,900    213,679
#   Matsuya Co., Ltd.                                        188,500  1,585,075
    Matsuya Foods Co., Ltd.                                   58,600  2,218,723
#*  Meganesuper Co., Ltd.                                    637,300    393,567
    Meiko Network Japan Co., Ltd.                            146,800  2,095,957
#   Meiwa Estate Co., Ltd.                                    70,500    523,476
    Mikuni Corp.                                             130,500    583,422
#   Misawa Homes Co., Ltd.                                   164,000  1,505,131
    Mitsuba Corp.                                            208,690  3,638,784
    Mitsui Home Co., Ltd.                                    165,000  1,125,077
    Mizuno Corp.                                             594,000  3,453,348
    Monogatari Corp. (The)                                    32,100  1,674,642
    Morito Co., Ltd.                                          71,200    604,973
    Mr Max Corp.                                             113,900    539,964
    Murakami Corp.                                            16,200    348,807
    Musashi Seimitsu Industry Co., Ltd.                      145,900  4,062,391
    Nafco Co., Ltd.                                           36,700    581,933
    Nagawa Co., Ltd.                                          26,800    969,369
*   Naigai Co., Ltd.                                          54,400    325,317
#   Nakayamafuku Co., Ltd.                                    23,500    167,751
#   Nextage Co., Ltd.                                         40,700    654,632
    Nice Holdings, Inc.                                      444,000    635,947
    Nichirin Co., Ltd.                                        41,700    931,103
    Nihon Eslead Corp.                                        46,400    875,225
    Nihon House Holdings Co., Ltd.                           258,900  1,234,499

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
Consumer Discretionary -- (Continued)
#   Nihon Plast Co., Ltd.                                  67,400 $  800,983
    Nihon Tokushu Toryo Co., Ltd.                          82,400  1,383,771
    Nippon Felt Co., Ltd.                                  58,200    269,122
    Nippon Piston Ring Co., Ltd.                           48,600    955,357
    Nippon Seiki Co., Ltd.                                254,400  4,870,821
    Nippon View Hotel Co., Ltd.                            33,600    424,699
    Nishikawa Rubber Co., Ltd.                             22,100    445,347
    Nishimatsuya Chain Co., Ltd.                          325,800  3,568,126
    Nissan Shatai Co., Ltd.                               318,900  3,301,741
    Nissan Tokyo Sales Holdings Co., Ltd.                 208,000    789,366
    Nissei Build Kogyo Co., Ltd.                          417,000  2,408,934
    Nissin Kogyo Co., Ltd.                                232,700  3,897,194
    Nittan Valve Co., Ltd.                                 86,000    317,743
    Nojima Corp.                                          171,200  2,770,945
    Ohashi Technica, Inc.                                  43,100    553,240
    Ohsho Food Service Corp.                               76,400  2,972,214
*   Oisix.daichi Inc.                                      17,300    348,644
    Onward Holdings Co., Ltd.                             790,000  5,731,196
#   Ootoya Holdings Co., Ltd.                              21,400    396,883
#*  Open Door, Inc.                                        19,800    608,301
#   OPT Holdings, Inc.                                     86,700  1,093,713
#   Otsuka Kagu, Ltd.                                      69,400    558,079
    Pacific Industrial Co., Ltd.                          261,100  3,394,245
    PAL GROUP Holdings Co., Ltd.                           75,500  2,409,847
    PALTAC Corp.                                          214,634  7,787,434
#   PanaHome Corp.                                        507,200  5,508,303
    PAPYLESS Co., Ltd.                                     28,600    812,411
#   Parco Co., Ltd.                                       123,400  1,520,920
    Paris Miki Holdings, Inc.                             161,800    679,273
#   PC Depot Corp.                                        245,041  1,410,473
#   People Co., Ltd.                                       17,000    284,038
#   Pepper Food Service Co., Ltd.                          39,700  1,468,338
    PIA Corp.                                              31,100  1,103,147
    Piolax, Inc.                                          170,100  4,699,005
#*  Pioneer Corp.                                       2,066,500  4,080,564
#   Plenus Co., Ltd.                                      133,800  3,133,966
#   Press Kogyo Co., Ltd.                                 623,200  2,931,238
#   Pressance Corp.                                       214,000  2,953,732
    Proto Corp.                                            72,200  1,128,594
#   Raccoon Co., Ltd.                                      79,000    497,146
    Regal Corp.                                            10,000     26,572
    Renaissance, Inc.                                      60,600  1,097,241
#*  Renown, Inc.                                          323,700    604,015
#   Resol Holdings Co., Ltd.                              168,000    563,698
    Resorttrust, Inc.                                     507,200  9,349,512
    Rhythm Watch Co., Ltd.                                559,000  1,192,076
    Riberesute Corp.                                       44,200    354,258
#   Ride On Express Co., Ltd.                              48,300    443,434
#   Right On Co., Ltd.                                     91,325    828,517
    Riken Corp.                                            57,400  2,686,483
    Ringer Hut Co., Ltd.                                  141,900  3,278,389
#   Riso Kyoiku Co., Ltd.                                 211,700  1,584,863
    Round One Corp.                                       456,600  4,876,489

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Royal Holdings Co., Ltd.                            186,600 $4,473,038
*   Royal Hotel, Ltd. (The)                               6,000     11,149
    Sac's Bar Holdings, Inc.                            121,650  1,337,207
    Saizeriya Co., Ltd.                                 194,300  5,652,527
#   Sakai Ovex Co., Ltd.                                 30,899    508,187
    San Holdings, Inc.                                   19,200    398,867
#*  Sanden Holdings Corp.                               752,000  2,144,909
#   Sanei Architecture Planning Co., Ltd.                50,300    896,967
    Sangetsu Corp.                                      328,750  5,923,113
#   Sanko Marketing Foods Co., Ltd.                      27,800    246,806
    Sankyo Seiko Co., Ltd.                              186,900    662,700
    Sanoh Industrial Co., Ltd.                          151,900  1,095,142
#   Sanrio Co., Ltd.                                    306,400  6,153,861
    Sanyei Corp.                                          2,400     83,243
    Sanyo Electric Railway Co., Ltd.                    429,000  2,197,361
    Sanyo Housing Nagoya Co., Ltd.                       61,100    624,338
#   Sanyo Shokai, Ltd.                                   71,999  1,084,255
#   Scroll Corp.                                        175,900    614,481
#   Seiko Holdings Corp.                                979,407  4,372,026
    Seiren Co., Ltd.                                    306,800  5,185,296
    Senshukai Co., Ltd.                                 213,600  1,316,354
#   Septeni Holdings Co., Ltd.                          643,700  1,967,891
    SFP Holdings Co., Ltd.                               64,200  1,013,417
#   Shidax Corp.                                        111,200    448,883
    Shikibo, Ltd.                                       779,000  1,059,780
    Shimachu Co., Ltd.                                  297,200  7,437,063
    Shimojima Co., Ltd.                                  29,300    295,175
#   Shobunsha Publications, Inc.                        258,500  1,758,191
    Shochiku Co., Ltd.                                   54,000    740,367
    Shoei Co., Ltd.                                      74,500  2,134,006
*   Showa Corp.                                         326,000  3,149,200
    SKY Perfect JSAT Holdings, Inc.                     899,100  4,036,083
#   Snow Peak, Inc.                                      23,700    696,755
    SNT Corp.                                            92,800    609,023
    Soft99 Corp.                                         68,600    554,933
    Sotoh Co., Ltd.                                      41,400    433,488
    SPK Corp.                                            20,200    535,318
    St Marc Holdings Co., Ltd.                          104,200  3,256,661
    Starts Corp., Inc.                                  185,900  4,857,480
    Step Co., Ltd.                                       47,200    625,194
#   Studio Alice Co., Ltd.                               60,200  1,413,687
    Suminoe Textile Co., Ltd.                           351,000    986,235
    Sumitomo Riko Co., Ltd.                             235,200  2,460,188
#   Sun Corp.                                           104,900    671,996
    Suncall Corp.                                        54,700    318,783
    Syuppin Co., Ltd.                                    41,200    846,088
    T RAD Co., Ltd.                                     479,000  1,513,543
    T-Gaia Corp.                                        155,100  3,103,991
    Tachi-S Co., Ltd.                                   182,840  3,335,614
    Tachikawa Corp.                                      55,100    641,798
    Taiho Kogyo Co., Ltd.                                98,200  1,384,346
    Take And Give Needs Co., Ltd.                        62,670    441,249
    Takihyo Co., Ltd.                                   117,000    492,310

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
Consumer Discretionary -- (Continued)
    Tama Home Co., Ltd.                                    99,500 $  658,399
    Tamron Co., Ltd.                                      128,500  2,410,374
    TBK Co., Ltd.                                         118,500    533,643
    Tear Corp.                                             40,200    288,928
#   Tenpos Busters Co., Ltd.                               27,300    480,394
    Tigers Polymer Corp.                                   52,800    355,439
    Toa Corp.                                             132,600  1,382,876
#   Toabo Corp.                                            54,799    279,581
#   Toei Animation Co., Ltd.                               26,100  1,985,321
    Toei Co., Ltd.                                        449,000  4,577,836
    Tohokushinsha Film Corp.                               42,600    297,873
    Tokai Rika Co., Ltd.                                  318,800  5,853,933
    Token Corp.                                            47,550  6,045,293
#*  Tokyo Base Co., Ltd.                                   31,800  1,501,164
    Tokyo Dome Corp.                                      577,500  5,558,270
#   Tokyo Individualized Educational Institute, Inc.      121,000  1,392,761
    Tokyo Radiator Manufacturing Co., Ltd.                 21,400    198,279
    Tokyotokeiba Co., Ltd.                                108,300  3,516,582
#   Tokyu Recreation Co., Ltd.                             99,000    753,247
    Tomy Co., Ltd.                                        440,593  5,389,518
    Topre Corp.                                           264,300  6,967,189
    Toridoll Holdings Corp.                               146,300  4,100,838
#   Torikizoku Co., Ltd.                                   45,600  1,066,761
#   Tosho Co., Ltd.                                        51,200  2,364,798
    Tow Co., Ltd.                                         106,400    849,318
    Toyo Tire & Rubber Co., Ltd.                          164,500  3,376,616
    TPR Co., Ltd.                                         131,000  4,136,868
    TS Tech Co., Ltd.                                     291,000  8,624,537
    TSI Holdings Co., Ltd.                                468,295  3,381,719
#   Tsukada Global Holdings, Inc.                         109,400    595,344
    Tsukamoto Corp. Co., Ltd.                             190,000    222,241
    Tsutsumi Jewelry Co., Ltd.                             50,900    921,015
    TV Asahi Holdings Corp.                               123,500  2,245,649
    Tv Tokyo Holdings Corp.                                90,800  1,889,043
#*  U-Shin, Ltd.                                          123,600    830,114
#   Umenohana Co., Ltd.                                     5,500    139,697
    Unipres Corp.                                         230,700  5,365,466
    United Arrows, Ltd.                                   157,600  4,776,586
*   Unitika, Ltd.                                       3,992,000  2,823,044
    Universal Entertainment Corp.                           5,000    143,448
    ValueCommerce Co., Ltd.                               114,000    707,812
    Vector, Inc.                                          170,700  2,484,487
    VIA Holdings, Inc.                                    120,200  1,054,116
#   Village Vanguard Co., Ltd.                             32,100    298,302
    VT Holdings Co., Ltd.                                 540,600  2,763,440
    Wacoal Holdings Corp.                                 676,000  9,496,340
#   WATAMI Co., Ltd.                                      141,100  1,724,886
    Watts Co., Ltd.                                        26,400    345,657
    Workman Co., Ltd.                                       2,600     79,006
    Wowow, Inc.                                            49,200  1,429,425
    Xebio Holdings Co., Ltd.                              167,200  3,149,088
    Yachiyo Industry Co., Ltd.                             32,800    379,754
    Yamato International, Inc.                             32,500    132,342

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
Consumer Discretionary -- (Continued)
#   Yasunaga Corp.                                       40,700 $    604,414
    Yellow Hat, Ltd.                                     95,200    2,458,539
    Yomiuri Land Co., Ltd.                              251,000    1,196,671
    Yondoshi Holdings, Inc.                             114,820    2,883,844
    Yorozu Corp.                                        125,400    2,116,646
#   Yoshinoya Holdings Co., Ltd.                         54,500      921,486
#   Yume No Machi Souzou Iinkai Co., Ltd.               146,400    1,667,362
    Yutaka Giken Co., Ltd.                                3,700       84,696
    Zenrin Co., Ltd.                                    161,500    4,970,307
#   Zojirushi Corp.                                     241,900    2,525,377
                                                                ------------
Total Consumer Discretionary                                     720,893,223
                                                                ------------
Consumer Staples -- (7.7%)
#   Aeon Hokkaido Corp.                                 273,900    1,537,649
    AFC-HD AMS Life Science Co., Ltd.                     1,700       13,092
    Ahjikan Co., Ltd.                                     2,500       27,831
    Ain Holdings, Inc.                                  117,500    8,468,445
    Albis Co., Ltd.                                      34,500    1,440,345
    Aohata Corp.                                            600       13,497
    Arcs Co., Ltd.                                      247,700    5,356,705
    Ariake Japan Co., Ltd.                              122,300    8,767,883
    Artnature, Inc.                                     125,800      810,880
    Axial Retailing, Inc.                                90,500    3,548,840
    Belc Co., Ltd.                                       65,300    2,966,153
    Bourbon Corp.                                        15,600      370,609
    C'BON COSMETICS Co., Ltd.                             4,200       94,632
    Cawachi, Ltd.                                        96,900    2,391,599
    Chubu Shiryo Co., Ltd.                              138,400    1,996,206
#   Chuo Gyorui Co., Ltd.                                93,000      243,777
#   Ci:z Holdings Co., Ltd.                             164,800    5,926,392
    Cocokara fine, Inc.                                 113,160    5,913,385
    Cota Co., Ltd.                                       24,650      273,618
    Create SD Holdings Co., Ltd.                        164,400    4,159,755
    Daikokutenbussan Co., Ltd.                           39,900    1,978,606
    Delica Foods Co., Ltd.                               17,200      260,623
#   DyDo Group Holdings, Inc.                            55,200    2,737,700
    Earth Chemical Co., Ltd.                             64,000    3,550,492
    Ebara Foods Industry, Inc.                            5,900      112,720
    Eco's Co., Ltd.                                      40,500      409,599
    Fancl Corp.                                          95,300    2,051,046
    Feed One Co., Ltd.                                  860,040    1,887,868
*   First Baking Co., Ltd.                               18,300      204,177
    Fuji Oil Holdings, Inc.                             362,600    8,567,123
    Fujicco Co., Ltd.                                   138,200    3,349,966
    Fujiya Co., Ltd.                                      8,200      184,108
    G-7 Holdings, Inc.                                   37,300      784,561
#   Genky Stores, Inc.                                   51,000    1,900,987
    HABA Laboratories, Inc.                              10,000      335,788
    Hagoromo Foods Corp.                                 39,000      490,088
    Halows Co., Ltd.                                     35,400      765,025
#   Havix Corp.                                           8,800       87,937
    Hayashikane Sangyo Co., Ltd.                         24,200      188,560
    Heiwado Co., Ltd.                                   182,000    4,135,783

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
Consumer Staples -- (Continued)
    Hokkaido Coca-Cola Bottling Co., Ltd.                  90,000 $   576,258
    Hokuto Corp.                                          165,100   2,945,816
    House Foods Group, Inc.                                71,100   1,835,403
    Ichimasa Kamaboko Co., Ltd.                            19,500     240,349
    Imuraya Group Co., Ltd.                                14,600     303,624
    Inageya Co., Ltd.                                     177,800   2,798,064
    Itochu-Shokuhin Co., Ltd.                              28,800   1,196,118
#   Ivy Cosmetics Corp.                                    11,700     828,072
    Iwatsuka Confectionery Co., Ltd.                        2,900     121,412
    J-Oil Mills, Inc.                                      68,700   2,397,717
    Japan Meat Co., Ltd.                                   20,300     333,936
    Kadoya Sesame Mills, Inc.                               3,100     158,190
    Kakiyasu Honten Co., Ltd.                              41,600     740,791
    Kameda Seika Co., Ltd.                                 72,000   3,597,617
    Kaneko Seeds Co., Ltd.                                 30,600     400,065
    Kanemi Co., Ltd.                                          500      15,416
    Kato Sangyo Co., Ltd.                                 121,700   3,278,027
#   Kenko Mayonnaise Co., Ltd.                             84,500   2,375,028
    Key Coffee, Inc.                                      109,700   2,171,574
    Kirindo Holdings Co., Ltd.                             29,300     300,297
    Kitanotatsujin Corp.                                   35,700     378,555
    Kobe Bussan Co., Ltd.                                  78,000   3,865,459
#   Kotobuki Spirits Co., Ltd.                            120,600   4,451,206
    Kusuri no Aoki Holdings Co., Ltd.                      93,900   5,167,845
#   Kyokuyo Co., Ltd.                                      62,199   1,750,934
#   Lacto Japan Co., Ltd.                                  13,200     521,777
    Life Corp.                                            165,100   4,371,779
    Mandom Corp.                                          104,400   5,770,625
    Marudai Food Co., Ltd.                                673,000   3,192,024
    Maruha Nichiro Corp.                                  260,807   7,117,397
#   Maxvalu Nishinihon Co., Ltd.                            9,200     139,051
    Maxvalu Tokai Co., Ltd.                                49,300     937,010
#   Medical System Network Co., Ltd.                      150,000     655,182
    Megmilk Snow Brand Co., Ltd.                          308,200   8,520,936
    Meito Sangyo Co., Ltd.                                 53,600     701,001
    Milbon Co., Ltd.                                       73,076   4,260,793
    Ministop Co., Ltd.                                    109,500   2,409,142
    Mitsubishi Shokuhin Co., Ltd.                          84,500   2,444,727
    Mitsui Sugar Co., Ltd.                                112,770   3,423,958
    Miyoshi Oil & Fat Co., Ltd.                            37,900     485,027
    Morinaga Milk Industry Co., Ltd.                    1,164,000   8,503,345
    Morishita Jintan Co., Ltd.                              2,000      10,898
    Morozoff, Ltd.                                         20,100   1,243,959
    Nagatanien Holdings Co., Ltd.                         151,000   1,879,976
    Nakamuraya Co., Ltd.                                   21,600     985,070
    Natori Co., Ltd.                                       60,100   1,117,097
    Nichimo Co., Ltd.                                     170,000     280,518
    Nihon Chouzai Co., Ltd.                                41,360   1,379,668
    Niitaka Co., Ltd.                                       2,060      33,906
    Nippon Beet Sugar Manufacturing Co., Ltd.              67,700   1,324,159
    Nippon Flour Mills Co., Ltd.                          361,000   5,816,924
    Nippon Suisan Kaisha, Ltd.                          1,759,700  10,269,696
    Nisshin Oillio Group, Ltd. (The)                      812,000   4,807,047

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Consumer Staples -- (Continued)
    Nissin Sugar Co., Ltd.                                  73,300 $  1,264,788
    Nitto Fuji Flour Milling Co., Ltd.                       6,400      230,096
    Noevir Holdings Co., Ltd.                               74,800    3,877,157
    Oenon Holdings, Inc.                                   320,900      797,387
    OIE Sangyo Co., Ltd.                                    20,900      235,223
    Okuwa Co., Ltd.                                        162,000    1,724,889
    Olympic Group Corp.                                     63,100      336,453
#   OUG Holdings, Inc.                                      53,000      127,321
    Prima Meat Packers, Ltd.                               956,000    6,103,252
    Qol Co., Ltd.                                          104,700    1,689,300
    Retail Partners Co., Ltd.                               52,500      554,242
    Riken Vitamin Co., Ltd.                                 74,100    2,896,883
    Rock Field Co., Ltd.                                   142,900    2,416,748
    Rokko Butter Co., Ltd.                                  90,400    2,043,665
#   S Foods, Inc.                                           78,162    2,910,118
    S&B Foods, Inc.                                          4,699      294,459
    Sagami Rubber Industries Co., Ltd.                      47,000      721,497
#   Sakata Seed Corp.                                      142,600    4,352,021
    San-A Co., Ltd.                                        108,700    4,848,069
    Sapporo Holdings, Ltd.                                 255,700    6,964,355
#   Shoei Foods Corp.                                       76,000    3,252,432
    Showa Sangyo Co., Ltd.                                 613,000    3,331,078
    Sogo Medical Co., Ltd.                                  57,300    2,621,110
    ST Corp.                                                81,200    2,037,703
    Starzen Co., Ltd.                                       55,800    2,499,908
    Takara Holdings, Inc.                                  980,300    9,788,817
    Tobu Store Co., Ltd.                                    19,000      546,919
    Toho Co., Ltd.                                          45,900    1,205,733
    Tohto Suisan Co., Ltd.                                  17,299      295,109
    Torigoe Co., Ltd. (The)                                 82,000      609,654
    Toyo Sugar Refining Co., Ltd.                          157,000      170,804
#   Transaction Co., Ltd.                                   76,400      792,646
    United Super Markets Holdings, Inc.                    320,200    3,249,249
    Valor Holdings Co., Ltd.                               220,500    4,983,268
    Warabeya Nichiyo Holdings Co., Ltd.                    102,260    2,761,106
    Watahan & Co., Ltd.                                     36,300      765,490
    YA-MAN, Ltd.                                            17,200    1,327,153
#   Yaizu Suisankagaku Industry Co., Ltd.                   47,300      518,473
#   Yakuodo Co., Ltd.                                       66,600    1,819,059
    Yamatane Corp.                                          61,200      905,921
#   Yamaya Corp.                                            25,600      370,907
    Yamazawa Co., Ltd.                                       2,100       33,890
    Yaoko Co., Ltd.                                        132,100    5,699,876
#   Yokohama Reito Co., Ltd.                               291,700    2,900,850
    Yomeishu Seizo Co., Ltd.                                49,800      957,050
    Yuasa Funashoku Co., Ltd.                              125,000      383,328
    Yutaka Foods Corp.                                       6,000      102,314
                                                                   ------------
Total Consumer Staples                                              311,452,285
                                                                   ------------
Energy -- (1.0%)
    BP Castrol K.K.                                         57,400      960,032
    Cosmo Energy Holdings Co., Ltd.                        363,000    6,289,829
    Fuji Kosan Co., Ltd.                                    33,100      176,415

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (Continued)
    Fuji Oil Co., Ltd.                                      293,600 $   894,822
    Itochu Enex Co., Ltd.                                   302,200   2,719,385
#*  Japan Drilling Co., Ltd.                                 41,100     787,500
    Japan Oil Transportation Co., Ltd.                        9,300     231,939
#   Japan Petroleum Exploration Co., Ltd.                   195,000   4,049,630
    Mitsuuroko Group Holdings Co., Ltd.                     186,200   1,203,471
    Modec, Inc.                                             118,500   2,824,907
    Nippon Coke & Engineering Co., Ltd.                   1,272,800   1,200,551
    Nippon Gas Co., Ltd.                                    225,600   7,080,354
    Sala Corp.                                              308,500   2,570,341
    San-Ai Oil Co., Ltd.                                    345,700   3,512,366
    Shinko Plantech Co., Ltd.                               247,600   2,115,685
    Sinanen Holdings Co., Ltd.                               53,100   1,077,381
    Toa Oil Co., Ltd.                                       415,000     541,925
    Toyo Kanetsu K.K.                                       568,000   1,859,205
                                                                    -----------
Total Energy                                                         40,095,738
                                                                    -----------
Financials -- (7.7%)
    77 Bank, Ltd. (The)                                   1,749,760   9,021,100
    Accretive Co., Ltd.                                      57,800     195,506
    Advance Create Co., Ltd.                                  8,400     149,302
    Aichi Bank, Ltd. (The)                                   51,700   2,876,113
    Aizawa Securities Co., Ltd.                             174,000   1,120,758
    Akita Bank, Ltd. (The)                                1,079,400   3,119,081
#   Anicom Holdings, Inc.                                   105,300   2,665,515
    Aomori Bank, Ltd. (The)                               1,191,000   4,166,541
    Asax Co., Ltd.                                            1,700      26,010
    Awa Bank, Ltd. (The)                                  1,178,000   7,736,758
    Bank of Iwate, Ltd. (The)                               105,400   4,102,640
    Bank of Kochi, Ltd. (The)                               311,000     355,132
#   Bank of Nagoya, Ltd. (The)                              102,430   3,767,995
    Bank of Okinawa, Ltd. (The)                             132,960   5,249,604
    Bank of Saga, Ltd. (The)                                900,000   2,128,738
    Bank of the Ryukyus, Ltd.                               227,380   3,245,561
    Bank of Toyama, Ltd. (The)                                1,400      52,193
    Chiba Kogyo Bank, Ltd. (The)                            309,500   1,596,079
#   Chukyo Bank, Ltd. (The)                                  70,000   1,473,512
    Daisan Bank, Ltd. (The)                                  87,700   1,363,712
    Daishi Bank, Ltd. (The)                               2,071,000   9,491,152
    Daito Bank, Ltd. (The)                                  873,000   1,329,073
#   DSB Co., Ltd.                                            56,500     329,354
#   eGuarantee, Inc.                                         43,700   1,027,917
#   Ehime Bank, Ltd. (The)                                  192,600   2,433,819
    Eighteenth Bank, Ltd. (The)                           1,048,000   2,789,386
    FIDEA Holdings Co., Ltd.                              1,043,400   1,710,705
    Financial Products Group Co., Ltd.                      445,500   5,042,782
    First Bank of Toyama, Ltd. (The)                         61,500     281,482
    Fukui Bank, Ltd. (The)                                1,343,000   3,272,887
    Fukushima Bank, Ltd. (The)                            1,421,000   1,120,277
    Fuyo General Lease Co., Ltd.                             98,800   5,792,292
#   GCA Corp.                                               119,400   1,059,411
    GMO Click Holdings, Inc.                                 53,200     369,999
    Hokkoku Bank, Ltd. (The)                              1,742,000   7,040,134

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Financials -- (Continued)
    Hokuetsu Bank, Ltd. (The)                               130,000 $ 3,086,108
    Hokuhoku Financial Group, Inc.                          374,900   6,094,538
    Hyakugo Bank, Ltd. (The)                              1,614,609   6,510,318
    Hyakujushi Bank, Ltd. (The)                           1,584,000   5,138,286
    IBJ Leasing Co., Ltd.                                   117,200   2,788,206
    Ichiyoshi Securities Co., Ltd.                          239,700   2,149,197
    IwaiCosmo Holdings, Inc.                                106,900   1,253,669
    Iyo Bank, Ltd. (The)                                     83,600     682,599
#   J Trust Co., Ltd.                                       311,800   2,485,494
    Jaccs Co., Ltd.                                         674,000   3,159,881
    Jafco Co., Ltd.                                         218,500  10,449,341
*   Japan Asia Investment Co., Ltd.                          85,800     331,247
    Japan Investment Adviser Co., Ltd.                       29,800   1,171,303
    Japan Securities Finance Co., Ltd.                      581,900   2,921,246
    Jimoto Holdings, Inc.                                   686,500   1,225,772
    Juroku Bank, Ltd. (The)                               2,085,000   6,609,968
    kabu.com Securities Co., Ltd.                         1,026,600   3,330,414
    Kansai Urban Banking Corp.                              149,200   1,912,833
    Keiyo Bank, Ltd. (The)                                1,576,000   6,667,843
    Kita-Nippon Bank, Ltd. (The)                             49,506   1,419,729
    Kiyo Bank, Ltd. (The)                                   396,690   6,634,272
#   Kosei Securities Co., Ltd. (The)                        289,000     418,976
#   Kyokuto Securities Co., Ltd.                            142,100   1,998,993
    Kyushu Financial Group, Inc.                            236,820   1,485,981
#*  M&A Capital Partners Co., Ltd.                           41,900   1,910,198
#   Marusan Securities Co., Ltd.                            214,500   1,811,065
#   Matsui Securities Co., Ltd.                             532,400   4,357,545
#   Michinoku Bank, Ltd. (The)                              859,000   1,455,197
    Mie Bank, Ltd. (The)                                     58,700   1,314,187
#   Minato Bank, Ltd. (The)                                 109,200   1,999,298
    Mito Securities Co., Ltd.                               375,400   1,043,642
    Miyazaki Bank, Ltd. (The)                               978,000   3,269,487
#   Monex Group, Inc.                                     1,281,300   3,621,504
#   Money Partners Group Co., Ltd.                          143,200     647,195
    Musashino Bank, Ltd. (The)                              206,000   6,154,932
#   Nagano Bank, Ltd. (The)                                  52,599     938,665
#   Nanto Bank, Ltd. (The)                                  121,600   3,577,292
    Nishi-Nippon Financial Holdings, Inc.                   715,700   8,052,375
    North Pacific Bank, Ltd.                              2,303,600   7,722,107
#   OAK Capital Corp.                                       296,800     721,268
    Ogaki Kyoritsu Bank, Ltd. (The)                       2,036,000   5,882,112
    Oita Bank, Ltd. (The)                                 1,014,900   3,824,345
    Okasan Securities Group, Inc.                           817,000   4,947,937
    Pocket Card Co., Ltd.                                   118,600     779,067
    Ricoh Leasing Co., Ltd.                                  96,900   3,385,728
    San-In Godo Bank, Ltd. (The)                            957,000   7,773,032
#   Sawada Holdings Co., Ltd.                               142,000   1,289,331
    Senshu Ikeda Holdings, Inc.                           1,424,200   5,899,527
    Shiga Bank, Ltd. (The)                                1,365,000   7,234,016
    Shikoku Bank, Ltd. (The)                              1,210,000   3,244,576
    Shimane Bank, Ltd. (The)                                 17,700     212,246
    Shimizu Bank, Ltd. (The)                                 49,500   1,571,342
#*  Showa Holdings Co., Ltd.                                 93,300     119,937

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
#   Sparx Group Co., Ltd.                                  623,300 $  1,242,327
    Taiko Bank, Ltd. (The)                                 226,000      481,118
    Tochigi Bank, Ltd. (The)                               705,000    2,868,720
    Toho Bank, Ltd. (The)                                1,323,200    4,616,828
    Tohoku Bank, Ltd. (The)                                588,000      810,003
    Tokai Tokyo Financial Holdings, Inc.                 1,190,900    6,946,513
    Tokyo TY Financial Group, Inc.                         155,338    4,134,107
    Tomato Bank, Ltd.                                       49,500      689,989
    TOMONY Holdings, Inc.                                  913,950    4,469,342
    Tottori Bank, Ltd. (The)                                45,300      699,100
    Towa Bank, Ltd. (The)                                2,080,000    2,316,621
    Toyo Securities Co., Ltd.                              438,000      994,830
    Tsukuba Bank, Ltd.                                     534,200    1,601,607
    Yamagata Bank, Ltd. (The)                              905,500    4,110,556
    Yamanashi Chuo Bank, Ltd. (The)                        976,000    3,986,622
                                                                   ------------
Total Financials                                                    312,156,170
                                                                   ------------
Health Care -- (4.6%)
    Advantage Risk Management Co., Ltd.                     33,500      443,181
    As One Corp.                                            86,768    4,334,409
#   ASKA Pharmaceutical Co., Ltd.                          164,300    2,459,119
    Biofermin Pharmaceutical Co., Ltd.                      17,100      474,470
    BML, Inc.                                              136,600    2,810,220
#   CMIC Holdings Co., Ltd.                                 76,100    1,056,971
    Create Medic Co., Ltd.                                  29,500      264,132
#   Daiken Medical Co., Ltd.                               110,600      791,086
    Daito Pharmaceutical Co., Ltd.                          75,280    2,008,615
    Dvx, Inc.                                               28,100      320,793
#   Eiken Chemical Co., Ltd.                               107,100    3,546,014
    Elan Corp.                                              20,700      468,957
    EM Systems Co., Ltd.                                    57,100    1,321,751
    EPS Holdings, Inc.                                     217,700    3,570,359
    Falco Holdings Co., Ltd.                                46,700      653,567
#   FINDEX, Inc.                                           124,100    1,057,529
    Fuji Pharma Co., Ltd.                                   49,800    1,702,843
    Fukuda Denshi Co., Ltd.                                 11,300      840,008
    Fuso Pharmaceutical Industries, Ltd.                    41,500    1,044,623
    Hogy Medical Co., Ltd.                                  74,900    5,466,599
    Iwaki & Co., Ltd.                                      179,000      665,073
#   Japan Lifeline Co., Ltd.                               117,800    5,415,448
    Japan Medical Dynamic Marketing, Inc.                  121,200    1,081,289
    Jeol, Ltd.                                             543,000    2,959,859
    JMS Co., Ltd.                                          172,000      513,175
    Kawasumi Laboratories, Inc.                             73,000      463,593
    Kissei Pharmaceutical Co., Ltd.                        163,700    4,233,140
    KYORIN Holdings, Inc.                                  281,400    6,006,919
    Linical Co., Ltd.                                       80,000    1,388,627
    Mani, Inc.                                             139,000    3,303,792
#*  Medical Data Vision Co., Ltd.                           52,000    1,144,630
    Medius Holdings Co., Ltd.                               13,000      306,742
    Menicon Co., Ltd.                                       81,900    2,681,482
    Mochida Pharmaceutical Co., Ltd.                        78,399    5,462,350
#   N Field Co., Ltd.                                       71,500      984,073

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Health Care -- (Continued)
    Nagaileben Co., Ltd.                                    51,200 $  1,276,065
    Nakanishi, Inc.                                        117,700    4,931,299
#   ND Software Co., Ltd.                                    5,200       54,102
#   Nichi-iko Pharmaceutical Co., Ltd.                     264,250    4,048,169
    NichiiGakkan Co., Ltd.                                 254,700    2,665,617
    Nihon Kohden Corp.                                     323,100    7,721,784
    Nikkiso Co., Ltd.                                      403,400    4,163,098
    Nippon Chemiphar Co., Ltd.                              17,100      803,410
    Nipro Corp.                                            767,500   10,411,009
    Nissui Pharmaceutical Co., Ltd.                         74,900      945,296
    Paramount Bed Holdings Co., Ltd.                       114,200    5,202,946
    Rion Co., Ltd.                                          54,800      969,624
    Rohto Pharmaceutical Co., Ltd.                         469,800    9,490,119
    Sawai Pharmaceutical Co., Ltd.                         193,300   10,894,724
#   Seed Co., Ltd.                                          35,400      754,030
*   Shin Nippon Biomedical Laboratories, Ltd.              112,500      619,077
    Ship Healthcare Holdings, Inc.                         279,700    8,584,064
    Shofu, Inc.                                             41,000      491,498
    Software Service, Inc.                                  18,000      816,605
#*  Sosei Group Corp.                                      103,300   10,717,665
    St-Care Holding Corp.                                   10,600      167,695
#   Taiko Pharmaceutical Co., Ltd.                          66,800    1,346,241
    Techno Medica Co., Ltd.                                 27,200      482,050
#   Toho Holdings Co., Ltd.                                321,000    6,345,747
    Tokai Corp.                                             68,900    3,044,528
    Torii Pharmaceutical Co., Ltd.                         102,700    2,867,981
    Towa Pharmaceutical Co., Ltd.                           60,700    2,931,940
    Tsukui Corp.                                           353,900    2,149,079
    Tsumura & Co.                                          149,500    5,810,543
    Uchiyama Holdings Co., Ltd.                             24,200      102,058
#   Vital KSK Holdings, Inc.                               236,400    1,893,484
    Wakamoto Pharmaceutical Co., Ltd.                      107,000      269,797
    WIN-Partners Co., Ltd.                                  96,600    1,224,260
#   ZERIA Pharmaceutical Co., Ltd.                         182,399    3,178,581
                                                                   ------------
Total Health Care                                                   188,619,623
                                                                   ------------
Industrials -- (26.1%)
    NJS Co., Ltd.                                           32,900      403,182
#   A&A Material Corp.                                     127,000      143,980
    Abist Co., Ltd.                                         17,500      703,505
    Advan Co., Ltd.                                        167,700    1,516,462
    Advanex, Inc.                                           22,099      377,080
    Aeon Delight Co., Ltd.                                 123,400    4,122,300
    Aica Kogyo Co., Ltd.                                   314,300   10,086,016
    Aichi Corp.                                            221,900    1,572,689
    Aida Engineering, Ltd.                                 352,400    3,564,339
    AIT Corp.                                               52,100      508,955
    Ajis Co., Ltd.                                          28,200      571,142
    Alinco, Inc.                                            76,800      858,581
    Alps Logistics Co., Ltd.                                98,600      711,333
    Altech Corp.                                            48,650    1,622,548
    Anest Iwata Corp.                                      202,800    1,889,259
#*  Arrk Corp.                                             466,800      507,743

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 Industrials -- (Continued)
     Asahi Diamond Industrial Co., Ltd.                      328,200 $2,482,123
 #   Asahi Kogyosha Co., Ltd.                                 26,900    810,709
     Asanuma Corp.                                           402,000  1,231,370
 #   Asukanet Co., Ltd.                                       64,400    947,265
     Asunaro Aoki Construction Co., Ltd.                     142,800  1,225,038
     Bando Chemical Industries, Ltd.                         235,400  2,408,565
     Bell System24 Holdings, Inc.                            216,300  2,428,902
     Benefit One, Inc.                                       101,400  4,117,766
     Br Holdings Corp.                                       129,900    467,189
     Bunka Shutter Co., Ltd.                                 353,000  3,036,988
     Canare Electric Co., Ltd.                                15,300    344,824
     Career Design Center Co., Ltd.                           32,400    403,377
     Central Glass Co., Ltd.                               1,214,000  5,326,380
 #   Central Security Patrols Co., Ltd.                       52,500    964,937
     Chilled & Frozen Logistics Holdings Co., Ltd.            36,200    430,760
 #   Chiyoda Corp.                                           993,000  5,964,095
     Chiyoda Integre Co., Ltd.                                76,100  1,634,385
     Chudenko Corp.                                          157,900  4,224,943
     Chugai Ro Co., Ltd.                                     389,000    772,427
     Chuo Warehouse Co., Ltd.                                    900      8,750
     CKD Corp.                                               341,900  5,728,329
     Comany, Inc.                                              3,700     52,302
     Cosel Co., Ltd.                                         120,800  1,485,488
     Creek & River Co., Ltd.                                  66,900    826,390
     CTI Engineering Co., Ltd.                                75,300    752,567
     CTS Co., Ltd.                                           121,200    795,655
     Dai-Dan Co., Ltd.                                       182,000  2,491,305
     Daido Kogyo Co., Ltd.                                   236,000    720,707
 #   Daihatsu Diesel Manufacturing Co., Ltd.                  86,000    556,920
     Daihen Corp.                                            641,000  5,714,405
     Daiho Corp.                                             563,000  2,720,796
     Daiichi Jitsugyo Co., Ltd.                              278,000  1,613,085
     Daiki Axis Co., Ltd.                                     26,900    250,327
     Daiohs Corp.                                              3,200     36,523
     Daiseki Co., Ltd.                                       216,263  5,136,252
 #   Daiseki Eco. Solution Co., Ltd.                          39,159    507,614
     Daisue Construction Co., Ltd.                            43,500    410,095
     Daiwa Industries, Ltd.                                  191,100  2,179,439
     Denyo Co., Ltd.                                          94,300  1,658,062
     DMG Mori Co., Ltd.                                      538,900  8,939,603
     DMW Corp.                                                 4,800     83,385
     Duskin Co., Ltd.                                        224,100  6,083,609
     Ebara Jitsugyo Co., Ltd.                                 39,300    557,555
     EF-ON, Inc.                                              71,500    645,814
     Eidai Co., Ltd.                                         135,000    637,606
     en-japan, Inc.                                          144,300  4,137,532
     Endo Lighting Corp.                                      68,900    779,460
 #*  Enshu, Ltd.                                             197,000    258,939
 #   Escrow Agent Japan Co., Ltd.                             25,800    756,556
     F&M Co., Ltd.                                            25,000    256,394
 #   Freund Corp.                                             66,800    957,185
     Fudo Tetra Corp.                                      1,066,900  1,761,308
     Fuji Die Co., Ltd.                                       17,300    118,064

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
#   Fuji Machine Manufacturing Co., Ltd.                    119,900 $ 1,950,750
    Fujikura, Ltd.                                        1,185,300   9,979,345
    Fujisash Co., Ltd.                                      528,600     545,199
    Fujitec Co., Ltd.                                       436,800   6,025,698
    Fukuda Corp.                                             79,000   3,623,600
    Fukushima Industries Corp.                               86,400   3,587,567
#   Fukuyama Transporting Co., Ltd.                         774,400   4,946,094
#   FULLCAST Holdings Co., Ltd.                             127,700   1,607,460
    Funai Soken Holdings, Inc.                              161,760   4,214,172
    Furukawa Co., Ltd.                                    2,103,000   3,901,586
    Furusato Industries, Ltd.                                55,600     885,042
    Futaba Corp.                                            216,600   3,972,365
    Gakujo Co., Ltd.                                         20,700     234,093
    Gecoss Corp.                                            104,400   1,182,541
#   Giken, Ltd.                                              78,800   2,103,128
    Glory, Ltd.                                             268,900   8,954,444
    GS Yuasa Corp.                                        2,130,000  10,053,100
#   Hamakyorex Co., Ltd.                                    102,200   2,702,205
    Hanwa Co., Ltd.                                       1,221,000   8,732,154
    Hazama Ando Corp.                                     1,082,400   7,469,126
    Helios Techno Holdings Co., Ltd.                         99,200     708,702
    Hibiya Engineering, Ltd.                                131,000   2,395,419
    Hirakawa Hewtech Corp.                                   66,300     907,608
    Hirano Tecseed Co., Ltd.                                 47,400     700,630
#   Hirata Corp.                                             36,100   4,085,321
    Hisaka Works, Ltd.                                      141,800   1,272,140
    Hitachi Transport System, Ltd.                          163,400   3,761,083
    Hitachi Zosen Corp.                                     991,379   5,218,586
    Hito Communications, Inc.                                45,300     715,939
    Hokuetsu Industries Co., Ltd.                           120,900   1,051,776
#   Hokuriku Electrical Construction Co., Ltd.               45,700     393,013
    Hosokawa Micron Corp.                                    44,000   2,137,680
#   Howa Machinery, Ltd.                                     78,700     581,253
#   Ichiken Co., Ltd.                                       151,000     560,038
    Ichinen Holdings Co., Ltd.                              120,800   1,417,030
    Idec Corp.                                              183,500   3,059,739
    Ihara Science Corp.                                      18,200     357,294
    Iino Kaiun Kaisha, Ltd.                                 574,700   2,642,530
    Inaba Denki Sangyo Co., Ltd.                            138,700   5,463,053
#   Inaba Seisakusho Co., Ltd.                               56,300     696,065
    Inabata & Co., Ltd.                                     296,300   4,164,993
    Interworks, Inc.                                          6,800      69,403
    Inui Global Logistics Co., Ltd.                          96,780     741,635
    Iseki & Co., Ltd.                                       111,000   2,308,737
#   Ishii Iron Works Co., Ltd.                               11,000     168,594
    Itoki Corp.                                             241,400   1,960,927
    Iwaki Co., Ltd.                                           6,400     139,762
    Iwasaki Electric Co., Ltd.                              372,000     719,248
#   Iwatani Corp.                                         1,162,000   7,532,967
    JAC Recruitment Co., Ltd.                                94,600   1,543,571
#   Jalux, Inc.                                              39,500     995,882
#   Jamco Corp.                                              68,400   1,733,894
    Japan Asia Group, Ltd.                                  117,200     456,084

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Japan Foundation Engineering Co., Ltd.                   156,600 $  553,884
    Japan Pulp & Paper Co., Ltd.                             602,000  2,303,285
    Japan Steel Works, Ltd. (The)                            398,400  6,579,663
    Japan Transcity Corp.                                    242,000    935,947
    JK Holdings Co., Ltd.                                     92,440    586,592
    Juki Corp.                                               194,500  2,942,222
    Kamei Corp.                                              148,700  2,125,242
    Kanaden Corp.                                            116,600  1,241,108
    Kanagawa Chuo Kotsu Co., Ltd.                            194,000  1,281,142
    Kanamoto Co., Ltd.                                       171,600  6,151,735
    Kandenko Co., Ltd.                                       626,000  6,699,552
    Kanematsu Corp.                                        2,438,625  5,329,194
    Katakura Industries Co., Ltd.                            138,900  1,609,250
    Kato Works Co., Ltd.                                      62,800  2,020,201
    KAWADA TECHNOLOGIES, Inc.                                 53,700  3,687,347
    Kawagishi Bridge Works Co., Ltd.                          28,000    234,776
    Kawasaki Kinkai Kisen Kaisha, Ltd.                        96,000    288,226
#*  Kawasaki Kisen Kaisha, Ltd.                            2,758,000  6,847,723
    Keihin Co., Ltd.                                         249,000    363,369
    KFC, Ltd.                                                  3,400     64,828
*   KI Holdings Co., Ltd.                                     88,000    231,314
    Kimura Chemical Plants Co., Ltd.                          39,900    134,507
    Kimura Unity Co., Ltd.                                     2,200     23,183
    King Jim Co., Ltd.                                        81,300    753,642
#*  Kinki Sharyo Co., Ltd. (The)                              18,899    439,764
    Kintetsu World Express, Inc.                             191,200  3,348,298
    Kitagawa Iron Works Co., Ltd.                             53,700  1,147,819
    Kitano Construction Corp.                                266,000    921,163
    Kito Corp.                                               121,100  1,400,767
    Kitz Corp.                                               543,500  4,863,441
*   Kobe Electric Railway Co., Ltd.                           19,000     69,447
    Kobelco Eco-Solutions Co., Ltd.                          103,000    407,109
    Koike Sanso Kogyo Co., Ltd.                              145,000    405,094
#   Kokusai Co., Ltd.                                         41,700    432,756
    Kokuyo Co., Ltd.                                         525,125  8,362,100
    KOMAIHALTEC, Inc.                                         25,700    529,324
    Komatsu Wall Industry Co., Ltd.                           40,700    766,873
    Komori Corp.                                             348,700  4,146,249
    Kondotec, Inc.                                           124,000  1,128,519
    Konoike Transport Co., Ltd.                              145,700  1,984,324
#*  Kosaido Co., Ltd.                                        248,600    833,959
    KRS Corp.                                                 38,100  1,033,137
    Kumagai Gumi Co., Ltd.                                 2,175,000  7,533,766
    Kuroda Electric Co., Ltd.                                219,100  4,189,095
    Kyodo Printing Co., Ltd.                                 506,000  1,770,830
    Kyokuto Boeki Kaisha, Ltd.                               135,000    347,605
    Kyokuto Kaihatsu Kogyo Co., Ltd.                         190,500  3,189,261
    Kyoritsu Printing Co., Ltd.                              142,000    450,702
    Kyowa Exeo Corp.                                         481,800  8,225,957
    Kyudenko Corp.                                           183,700  6,928,704
#   Like Co., Ltd.                                            28,300    923,488
#   Link And Motivation, Inc.                                251,400  1,679,464
    Lonseal Corp.                                             13,900    332,140

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Luckland Co., Ltd.                                        18,200 $  343,854
    Maeda Corp.                                              821,000  9,926,561
    Maeda Kosen Co., Ltd.                                    120,100  1,762,156
    Maeda Road Construction Co., Ltd.                        387,000  7,990,245
    Maezawa Industries, Inc.                                  35,700    126,469
    Maezawa Kasei Industries Co., Ltd.                        56,100    625,768
    Maezawa Kyuso Industries Co., Ltd.                        52,400    761,937
    Makino Milling Machine Co., Ltd.                         655,000  5,531,639
#   Marubeni Construction Material Lease Co., Ltd.            75,000    152,923
    Marufuji Sheet Piling Co., Ltd.                           58,000    150,975
    Maruka Machinery Co., Ltd.                                32,200    540,313
#   Maruwa Unyu Kikan Co., Ltd.                               36,300  1,324,653
    Maruyama Manufacturing Co., Inc.                          23,000    387,095
    Maruzen Co., Ltd.                                         46,000    755,467
    Maruzen Showa Unyu Co., Ltd.                             320,000  1,392,784
    Matsuda Sangyo Co., Ltd.                                  85,882  1,165,629
    Matsui Construction Co., Ltd.                            135,300  1,157,568
    Max Co., Ltd.                                            191,000  2,612,943
    Meidensha Corp.                                        1,220,050  4,334,803
    Meiji Electric Industries Co., Ltd.                       16,900    229,403
    Meiji Shipping Co., Ltd.                                 111,000    407,721
    Meisei Industrial Co., Ltd.                              251,000  1,626,751
    Meitec Corp.                                             181,300  8,496,935
#   Meiwa Corp.                                              158,000    626,918
    Mesco, Inc.                                               22,000    250,400
    METAWATER Co., Ltd.                                       79,600  2,201,285
#   Mie Kotsu Group Holdings, Inc.                           277,100  1,042,519
    Mirait Holdings Corp.                                    374,085  4,385,986
    Mitani Corp.                                              68,200  2,690,056
    Mitsubishi Kakoki Kaisha, Ltd.                           361,000    795,414
#   Mitsubishi Nichiyu Forklift Co., Ltd.                    212,200  1,707,403
#   Mitsubishi Pencil Co., Ltd.                              200,600  5,466,072
    Mitsuboshi Belting, Ltd.                                 328,000  3,752,375
    Mitsui Engineering & Shipbuilding Co., Ltd.            5,109,000  7,122,196
    Mitsui Matsushima Co., Ltd.                               84,700  1,141,270
    Mitsui-Soko Holdings Co., Ltd.                           675,000  1,841,973
#   Mitsumura Printing Co., Ltd.                              93,000    204,956
#   Miyaji Engineering Group, Inc.                           343,175    836,069
    Morita Holdings Corp.                                    227,700  3,570,974
#   NAC Co., Ltd.                                             63,300    570,650
#   Nachi-Fujikoshi Corp.                                  1,045,000  5,776,172
    Nagase & Co., Ltd.                                       503,500  7,903,839
    Naigai Trans Line, Ltd.                                   22,400    286,332
    Nakabayashi Co., Ltd.                                    216,000    636,635
    Nakamoto Packs Co., Ltd.                                   5,900    166,171
    Nakano Corp.                                              76,600    420,383
    Nakano Refrigerators Co., Ltd.                               400     12,641
    Namura Shipbuilding Co., Ltd.                            324,628  1,859,814
    Narasaki Sangyo Co., Ltd.                                109,000    304,428
    NDS Co., Ltd.                                             26,200    756,925
#   NEC Capital Solutions, Ltd.                               57,300    987,158
    Nichias Corp.                                            587,000  7,128,784
    Nichiban Co., Ltd.                                       141,000  1,257,607

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Nichiden Corp.                                           28,000 $ 1,004,996
    Nichiha Corp.                                           178,680   6,637,057
    Nichireki Co., Ltd.                                     155,600   1,882,610
    Nihon Dengi Co., Ltd.                                    22,800     595,685
    Nihon Flush Co., Ltd.                                    41,000     551,476
#   Nihon Trim Co., Ltd.                                     31,500   1,310,646
    Nikkato Corp.                                               700       4,063
    Nikko Co., Ltd.                                          36,700     753,376
    Nikkon Holdings Co., Ltd.                               356,800   8,434,812
    Nippi, Inc.                                              33,000     238,163
    Nippo Corp.                                             227,000   4,618,127
    Nippon Air Conditioning Services Co., Ltd.              101,500     651,333
    Nippon Aqua Co., Ltd.                                    85,800     417,076
#   Nippon Carbon Co., Ltd.                                  66,500   2,171,521
#   Nippon Concept Corp.                                     24,500     276,886
    Nippon Densetsu Kogyo Co., Ltd.                         227,300   4,517,784
    Nippon Dry-Chemical Co., Ltd.                               300       6,490
    Nippon Filcon Co., Ltd.                                  70,900     383,738
    Nippon Hume Corp.                                       129,400     808,285
    Nippon Kanzai Co., Ltd.                                 101,100   1,817,907
    Nippon Koei Co., Ltd.                                    86,600   2,396,054
#   Nippon Parking Development Co., Ltd.                  1,259,200   1,883,272
    Nippon Rietec Co., Ltd.                                   8,300      97,868
    Nippon Road Co., Ltd. (The)                             437,000   2,440,858
#   Nippon Seisen Co., Ltd.                                 100,000     743,117
#*  Nippon Sharyo, Ltd.                                     422,000   1,097,799
#*  Nippon Sheet Glass Co., Ltd.                            632,100   5,348,767
    Nippon Steel & Sumikin Bussan Corp.                      95,560   4,925,789
    Nippon Thompson Co., Ltd.                               410,000   2,342,350
#   Nippon Tungsten Co., Ltd.                                62,000     158,217
    Nishi-Nippon Railroad Co., Ltd.                       1,967,000   8,669,204
    Nishimatsu Construction Co., Ltd.                     1,794,000  10,324,340
    Nishio Rent All Co., Ltd.                               104,000   3,461,956
#   Nissei ASB Machine Co., Ltd.                             52,300   1,802,138
    Nissei Corp.                                             37,900     349,252
    Nissei Plastic Industrial Co., Ltd.                     184,500   1,929,340
    Nisshinbo Holdings, Inc.                                870,500   8,815,213
    Nissin Corp.                                            460,000   2,224,694
#   Nissin Electric Co., Ltd.                               388,100   4,713,347
    Nitta Corp.                                             105,000   3,372,268
    Nitto Boseki Co., Ltd.                                  934,000   5,441,551
    Nitto Kogyo Corp.                                       167,200   2,708,152
    Nitto Kohki Co., Ltd.                                    68,500   1,627,771
    Nitto Seiko Co., Ltd.                                   161,500     794,498
    Nittoc Construction Co., Ltd.                           173,600     918,295
    Nittoku Engineering Co., Ltd.                            81,900   2,529,637
    Noda Corp.                                              153,600   1,428,171
    Nomura Co., Ltd.                                        220,200   4,659,529
    Noritake Co., Ltd.                                       70,600   2,706,363
#   Noritz Corp.                                            172,400   3,381,322
#   NS Tool Co., Ltd.                                        31,700     573,602
    NS United Kaiun Kaisha, Ltd.                            656,000   1,371,102
    NTN Corp.                                               821,000   3,820,960

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Obara Group, Inc.                                        79,200 $ 4,379,023
#   Odelic Co., Ltd.                                         23,700   1,088,403
#   Ohba Co., Ltd.                                           56,300     247,580
    Ohmoto Gumi Co., Ltd.                                    11,000      89,926
    Oiles Corp.                                             151,350   2,706,712
    Okabe Co., Ltd.                                         242,100   2,369,921
    Okada Aiyon Corp.                                        25,600     318,637
#   Okamoto Machine Tool Works, Ltd.                        254,000     656,747
    Okamura Corp.                                           398,100   4,047,147
    OKK Corp.                                               459,000     590,562
    OKUMA Corp.                                             849,000   8,161,480
    Okumura Corp.                                           999,400   7,272,681
#   Onoken Co., Ltd.                                        103,800   1,726,240
    Organo Corp.                                            234,000   1,247,364
    Origin Electric Co., Ltd.                               173,000     490,891
#   OSG Corp.                                               452,700   9,544,867
    OSJB Holdings Corp.                                     840,700   2,309,214
    Outsourcing, Inc.                                        90,800   4,535,669
    Oyo Corp.                                               130,000   1,884,213
#   Paraca, Inc.                                             21,000     424,279
    Parker Corp.                                             12,000      62,609
#   Pasco Corp.                                             137,000     462,070
#   Pasona Group, Inc.                                      126,800   1,409,457
    Pegasus Sewing Machine Manufacturing Co., Ltd.          126,500     852,136
    Penta-Ocean Construction Co., Ltd.                    1,890,000  11,258,851
    Pilot Corp.                                             203,600   8,868,546
    Prestige International, Inc.                            294,400   3,224,375
    Pronexus, Inc.                                          126,400   1,432,379
#   PS Mitsubishi Construction Co., Ltd.                    177,700     815,130
    Punch Industry Co., Ltd.                                 39,000     468,218
    Quick Co., Ltd.                                          61,500     883,248
    Raito Kogyo Co., Ltd.                                   322,900   3,488,049
    Rasa Corp.                                               20,200     166,661
#   Relia, Inc.                                             285,100   3,047,679
    Rheon Automatic Machinery Co., Ltd.                     110,500   1,195,344
    Rix Corp.                                                 1,700      27,885
    Ryobi, Ltd.                                             850,200   4,020,704
    Sakai Heavy Industries, Ltd.                            237,000     732,569
    Sakai Moving Service Co., Ltd.                           65,000   3,137,070
#*  Sanix, Inc.                                             173,800     414,725
    Sanki Engineering Co., Ltd.                             297,600   3,364,635
    Sanko Gosei, Ltd.                                         3,400      11,119
#   Sanko Metal Industrial Co., Ltd.                         13,600     409,747
#   Sankyo Tateyama, Inc.                                   166,200   2,347,976
    Sankyu, Inc.                                          1,540,000  11,599,033
#   Sanoyas Holdings Corp.                                  141,400     329,427
    Sansei Technologies, Inc.                                39,500     336,073
    Sanwa Holdings Corp.                                    923,800  10,003,474
    Sanyo Denki Co., Ltd.                                   284,000   3,163,470
#   Sanyo Engineering & Construction, Inc.                   62,300     481,442
    Sanyo Industries, Ltd.                                   99,000     201,875
    Sanyo Trading Co., Ltd.                                  61,900   1,410,350
    Sata Construction Co., Ltd.                              85,399     352,889

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Sato Holdings Corp.                                      158,700 $3,806,145
    Sato Shoji Corp.                                          68,800    620,113
#   Sawafuji Electric Co., Ltd.                               35,000    184,288
    SBS Holdings, Inc.                                       117,700    898,245
#   Secom Joshinetsu Co., Ltd.                                32,900  1,037,194
    Seibu Electric Industry Co., Ltd.                         20,500    444,585
    Seika Corp.                                              313,000  1,353,106
    Seikitokyu Kogyo Co., Ltd.                               203,400  1,102,905
    Seino Holdings Co., Ltd.                                 122,200  1,645,406
    Sekisui Jushi Corp.                                      180,900  3,289,695
    Senko Group Holdings Co., Ltd.                           635,400  4,325,539
    Senshu Electric Co., Ltd.                                 36,600    736,642
    Shibusawa Warehouse Co., Ltd. (The)                      271,000    892,271
    Shibuya Corp.                                            108,000  3,288,336
    Shima Seiki Manufacturing, Ltd.                          161,400  7,849,433
    Shin Nippon Air Technologies Co., Ltd.                    86,280  1,243,742
#   Shin-Keisei Electric Railway Co., Ltd.                   181,000    684,133
    Shinmaywa Industries, Ltd.                               550,000  4,808,957
    Shinnihon Corp.                                          186,700  1,520,728
    Shinsho Corp.                                             35,500    939,506
    Shinwa Co., Ltd.                                          47,500    945,738
*   Shoko Co., Ltd.                                          293,000    278,892
    Showa Aircraft Industry Co., Ltd.                         18,437    198,713
#   SIGMAXYZ, Inc.                                            56,700    416,844
    Sinfonia Technology Co., Ltd.                            806,000  3,382,502
    Sinko Industries, Ltd.                                   119,600  1,827,186
    Sintokogio, Ltd.                                         277,500  2,922,283
    Soda Nikka Co., Ltd.                                      94,000    466,170
    Sodick Co., Ltd.                                         292,200  3,558,681
    Space Co., Ltd.                                           72,520    972,192
    Srg Takamiya Co., Ltd.                                   125,100    654,017
    Star Micronics Co., Ltd.                                 196,000  3,244,861
#   Subaru Enterprise Co., Ltd.                                6,700    379,225
    Sugimoto & Co., Ltd.                                      37,300    549,930
    Sumitomo Densetsu Co., Ltd.                              106,800  1,700,978
    Sumitomo Mitsui Construction Co., Ltd.                 5,477,700  5,955,739
    Sumitomo Precision Products Co., Ltd.                    189,000    614,503
    Sumitomo Warehouse Co., Ltd. (The)                       819,000  5,247,963
*   SWCC Showa Holdings Co., Ltd.                          1,562,000  1,288,115
    Tadano, Ltd.                                             591,700  7,328,536
    Taihei Dengyo Kaisha, Ltd.                               212,000  3,063,883
    Taiheiyo Kouhatsu, Inc.                                  419,000    402,600
    Taikisha, Ltd.                                           147,000  3,953,778
    Takamatsu Construction Group Co., Ltd.                    80,000  2,098,886
    Takamatsu Machinery Co., Ltd.                              1,600     14,402
#   Takano Co., Ltd.                                          53,500    569,144
    Takaoka Toko Co., Ltd.                                    68,320  1,143,722
#   Takara Printing Co., Ltd.                                 52,755    785,134
    Takara Standard Co., Ltd.                                253,500  4,256,418
    Takasago Thermal Engineering Co., Ltd.                   355,200  5,928,482
    Takashima & Co., Ltd.                                    225,000    438,509
    Takeei Corp.                                             138,100  1,398,753
    Takeuchi Manufacturing Co., Ltd.                         222,800  4,318,581

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Takigami Steel Construction Co., Ltd. (The)               53,000 $  235,399
    Takisawa Machine Tool Co., Ltd.                          368,000    586,943
    Takuma Co., Ltd.                                         438,000  4,485,882
#   Tanseisha Co., Ltd.                                      219,949  2,217,865
    Tatsuta Electric Wire and Cable Co., Ltd.                257,400  1,650,187
    TECHNO ASSOCIE Co., Ltd.                                  56,800    646,795
    Techno Ryowa, Ltd.                                        69,390    534,514
    Techno Smart Corp.                                        18,800    228,601
    TechnoPro Holdings, Inc.                                 177,800  7,628,165
    Teikoku Electric Manufacturing Co., Ltd.                 116,400  1,209,466
    Teikoku Sen-I Co., Ltd.                                  118,400  2,156,705
#   Tekken Corp.                                             730,000  2,241,527
    Teraoka Seisakusho Co., Ltd.                              53,600    214,075
    Terasaki Electric Co., Ltd.                               11,600    147,051
#*  Toa Corp.                                                110,300  1,800,914
    TOA ROAD Corp.                                           266,000  1,099,174
    Tobishima Corp.                                        1,193,700  1,826,998
    Tocalo Co., Ltd.                                          91,900  3,511,377
    Toda Corp.                                             1,230,000  8,455,886
    Toenec Corp.                                             256,000  1,554,496
    Togami Electric Manufacturing Co., Ltd.                   53,000    232,527
#   TOKAI Holdings Corp.                                     528,400  4,063,374
    Tokai Lease Co., Ltd.                                    170,000    329,928
    Tokyo Energy & Systems, Inc.                             142,600  1,395,546
#   Tokyo Keiki, Inc.                                        405,000  1,064,633
#*  Tokyo Kikai Seisakusho, Ltd.                              17,000     11,546
    Tokyo Sangyo Co., Ltd.                                    83,900    348,982
    Tokyu Construction Co., Ltd.                             518,000  4,142,418
    Toli Corp.                                               297,000    966,347
    Tomoe Corp.                                              160,700    532,170
#   Tomoe Engineering Co., Ltd.                               43,600    716,765
    Tonami Holdings Co., Ltd.                                350,000  1,376,117
    Toppan Forms Co., Ltd.                                   298,500  3,103,655
#   Torishima Pump Manufacturing Co., Ltd.                   119,000  1,216,162
    Toshiba Machine Co., Ltd.                                724,000  3,438,001
    Toshiba Plant Systems & Services Corp.                   262,650  4,277,078
#   Tosho Printing Co., Ltd.                                 278,000  1,371,843
    Totech Corp.                                              21,600    391,671
    Totetsu Kogyo Co., Ltd.                                  168,700  5,267,171
    Totoku Electric Co., Ltd.                                  2,300     40,817
    Toyo Construction Co., Ltd.                              465,700  1,993,538
    Toyo Denki Seizo K.K.                                     45,500    793,991
#   Toyo Engineering Corp.                                 1,003,400  2,639,055
    Toyo Machinery & Metal Co., Ltd.                         100,900    728,898
    Toyo Tanso Co., Ltd.                                      70,500  1,179,956
#   Toyo Wharf & Warehouse Co., Ltd.                         340,000    579,793
    Trancom Co., Ltd.                                         45,800  2,263,557
    Trinity Industrial Corp.                                  22,000    171,439
    Trusco Nakayama Corp.                                    335,300  8,599,823
    Trust Tech, Inc.                                          52,500  1,103,203
#   Tsubaki Nakashima Co., Ltd.                              127,800  2,565,112
    Tsubakimoto Chain Co.                                    864,700  7,336,493
    Tsubakimoto Kogyo Co., Ltd.                              117,000    537,367

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
Industrials -- (Continued)
#*  Tsudakoma Corp.                                      294,000 $      503,779
    Tsugami Corp.                                        395,000      3,166,336
    Tsukishima Kikai Co., Ltd.                           174,400      1,977,199
    Tsurumi Manufacturing Co., Ltd.                      107,300      1,797,080
    TTK Co., Ltd.                                         62,000        295,396
    Uchida Yoko Co., Ltd.                                 59,400      1,478,939
    Ueki Corp.                                           348,000        867,533
    Union Tool Co.                                        56,400      1,674,323
    Ushio, Inc.                                          655,900      9,205,141
#*  UT Group Co., Ltd.                                   189,500      3,402,085
    Utoc Corp.                                            98,700        399,286
#   Wakachiku Construction Co., Ltd.                   1,052,000      1,659,868
    Wakita & Co., Ltd.                                   253,300      2,856,717
    WDB Holdings Co., Ltd.                                53,300      1,114,358
    Weathernews, Inc.                                     39,100      1,215,844
    Will Group, Inc.                                      64,900        545,269
    World Holdings Co., Ltd.                              44,600      1,085,137
    Yahagi Construction Co., Ltd.                        164,400      1,362,307
    YAMABIKO Corp.                                       222,928      2,695,450
#   YAMADA Consulting Group Co., Ltd.                      7,700        485,493
#   Yamashin-Filter Corp.                                 36,200        808,467
    Yamashina Corp.                                      293,800        204,900
    Yamato Corp.                                          93,200        579,683
    Yamaura Corp.                                         37,800        340,888
    Yamazen Corp.                                        345,700      3,549,027
    Yasuda Logistics Corp.                                94,300        662,102
    Yokogawa Bridge Holdings Corp.                       214,100      3,257,485
    Yondenko Corp.                                       136,800        752,646
    Yuasa Trading Co., Ltd.                              108,500      3,476,389
    Yuken Kogyo Co., Ltd.                                201,000        426,429
#   Yumeshin Holdings Co., Ltd.                          272,500      1,857,332
    Yurtec Corp.                                         255,000      1,731,079
    Yusen Logistics Co., Ltd.                            109,500        992,031
#   Yushin Precision Equipment Co., Ltd.                   3,400         85,430
    Zaoh Co., Ltd.                                         2,000         27,017
    Zenitaka Corp. (The)                                 133,000        573,148
    Zuiko Corp.                                           22,800        804,419
                                                                 --------------
Total Industrials                                                 1,059,929,462
                                                                 --------------
Information Technology -- (13.6%)
#   A&D Co., Ltd.                                        113,900        473,278
#*  Access Co., Ltd.                                     233,900      1,866,914
#   Ad-sol Nissin Corp.                                   26,400        278,812
#   Adtec Plasma Technology Co., Ltd.                     32,100        562,531
#   Aeria, Inc.                                           54,800      1,604,977
    AGS Corp.                                              1,200         17,997
#   Ai Holdings Corp.                                    247,200      6,810,855
    Aichi Tokei Denki Co., Ltd.                           18,700        642,052
    Aiphone Co., Ltd.                                     71,900      1,269,405
#*  Akatsuki, Inc.                                        20,700      1,862,524
    Alpha Systems, Inc.                                   38,160        741,672
    Amano Corp.                                          377,600      8,593,493
    Anritsu Corp.                                        873,500      7,037,734

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Information Technology -- (Continued)
    AOI Electronic Co., Ltd.                                 27,900 $ 1,136,290
*   Apic Yamada Corp.                                         5,600      26,515
    Argo Graphics, Inc.                                      51,500   1,258,184
    Arisawa Manufacturing Co., Ltd.                         200,900   1,710,363
#   ArtSpark Holdings, Inc.                                  41,500     520,554
    Asahi Net, Inc.                                          99,600     479,572
    Ateam, Inc.                                              68,700   1,760,368
#   Aval Data Corp.                                          14,500     198,029
    Axell Corp.                                              44,900     303,649
    Azbil Corp.                                              97,900   3,867,224
#*  Bengo4.com, Inc.                                         30,700     491,072
#   Broadband Tower, Inc.                                   263,100     637,532
    Broadleaf Co., Ltd.                                     283,700   1,906,213
    CAC Holdings Corp.                                       81,800     777,370
    Canon Electronics, Inc.                                 133,800   2,605,242
    Capcom Co., Ltd.                                        294,600   7,297,291
    CDS Co., Ltd.                                             3,900      46,172
    Chino Corp.                                              37,100     420,496
    Citizen Watch Co., Ltd.                               1,594,400  11,854,638
    CMK Corp.                                               334,400   2,989,476
#   COLOPL, Inc.                                            298,600   3,348,759
    Computer Engineering & Consulting, Ltd.                  81,600   1,582,705
    Computer Institute of Japan, Ltd.                        80,500     411,339
    Comture Corp.                                            21,000     961,938
    CONEXIO Corp.                                           114,700   1,889,111
#   COOKPAD, Inc.                                           362,700   3,106,194
    Core Corp.                                               35,800     517,321
    Cresco, Ltd.                                             31,900   1,044,462
#   CROOZ, Inc.                                              51,000   1,327,538
    Cube System, Inc.                                        44,600     332,120
#   Cybernet Systems Co., Ltd.                               48,200     310,545
#*  Cyberstep, Inc.                                          19,200     701,982
    Cybozu, Inc.                                             86,600     396,072
    Dai-ichi Seiko Co., Ltd.                                 55,600   1,240,972
    Daishinku Corp.                                          44,399     748,513
    Daitron Co., Ltd.                                        52,000     738,838
    Daiwabo Holdings Co., Ltd.                            1,186,000   4,667,369
    Denki Kogyo Co., Ltd.                                   343,000   1,761,776
    Densan System Co., Ltd.                                  21,700     356,161
#   Designone Japan, Inc.                                    31,300     405,653
#   Dexerials Corp.                                         319,300   3,858,780
    Digital Arts, Inc.                                       66,000   2,251,063
    Digital Information Technologies Corp.                    8,400     145,169
    Dip Corp.                                               182,000   3,839,425
    DKK-Toa Corp.                                            42,300     270,677
*   Drecom Co., Ltd.                                         67,100     888,172
    DTS Corp.                                               128,500   3,922,721
#   E-Guardian, Inc.                                         56,500   1,181,470
    Eizo Corp.                                              108,300   4,342,133
    Elecom Co., Ltd.                                        102,900   2,220,516
    Elematec Corp.                                           52,271     948,226
#*  Enigmo, Inc.                                             73,800   1,106,364
    Enplas Corp.                                             59,300   2,440,415

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
    ESPEC Corp.                                              125,900 $2,150,738
    Excel Co., Ltd.                                           49,300    641,954
    F@N Communications, Inc.                                 303,400  2,778,063
#   Faith, Inc.                                               27,910    305,840
#*  FDK Corp.                                                552,000    738,484
    Fenwal Controls of Japan, Ltd.                             6,300     87,539
    Ferrotec Holdings Corp.                                  201,900  2,995,989
#*  FFRI, Inc.                                                23,400  1,053,226
*   FIRSTLOGIC, Inc.                                           9,000    222,121
#   Fixstars Corp.                                            24,000    791,209
#*  Flight Holdings, Inc.                                     57,600    495,189
    Forval Corp.                                               8,100     55,336
#   FTGroup Co., Ltd.                                         74,000    662,545
#*  FueTrek Co., Ltd.                                         38,100    321,629
    Fuji Soft, Inc.                                          128,300  3,681,982
    Fujitsu Frontech, Ltd.                                    75,300  1,434,155
    Fukui Computer Holdings, Inc.                             45,900  1,674,081
#*  Full Speed, Inc.                                          45,200    442,412
    Furuno Electric Co., Ltd.                                139,600    836,077
    Furuya Metal Co., Ltd.                                    14,800    363,677
    Future Corp.                                             152,700  1,235,102
#*  G Three Holdings Corp.                                   214,900    365,257
    GL Sciences, Inc.                                         15,600    190,402
#   GMO Cloud K.K.                                            26,700    965,144
#   GMO internet, Inc.                                       432,400  5,576,375
#   GMO Payment Gateway, Inc.                                 98,500  5,810,202
#   Gree, Inc.                                               672,200  5,164,360
#   GungHo Online Entertainment, Inc.                        146,300    395,284
*   Gunosy, Inc.                                              73,400  2,072,776
    Gurunavi, Inc.                                           177,600  2,905,249
    Hagiwara Electric Co., Ltd.                               28,500    609,059
    Hakuto Co., Ltd.                                          93,600  1,262,181
#   Hearts United Group Co., Ltd.                             86,200  1,348,765
    Hibino Corp.                                              25,200    517,684
    Hioki EE Corp.                                            62,200  1,259,508
    Hitachi Kokusai Electric, Inc.                           332,500  8,571,663
    Hitachi Maxell, Ltd.                                     203,100  4,494,070
    Hochiki Corp.                                            140,000  2,406,991
    Hokuriku Electric Industry Co., Ltd.                     482,000    712,273
    Honda Tsushin Kogyo Co., Ltd.                             47,700    749,208
    Horiba, Ltd.                                             114,450  7,010,733
    Hosiden Corp.                                            362,000  4,186,985
    I-Net Corp.                                               64,690    748,143
    I-O Data Device, Inc.                                     45,000    499,017
#   Ibiden Co., Ltd.                                         428,378  7,434,293
    Icom, Inc.                                                65,800  1,403,230
#*  IGNIS, Ltd.                                               15,400    604,589
#   Ikegami Tsushinki Co., Ltd.                              339,000    491,421
    Ines Corp.                                               183,900  1,747,038
#   Infocom Corp.                                             80,400  1,967,002
    Infomart Corp.                                           533,500  3,916,681
    Information Development Co.                               40,100    460,796
    Information Services International-Dentsu, Ltd.           78,100  1,770,696

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
    Innotech Corp.                                           111,100 $  756,808
    Intelligent Wave, Inc.                                    61,700    393,746
#   Inter Action Corp.                                        61,000    404,888
    Internet Initiative Japan, Inc.                          192,400  3,478,352
    Iriso Electronics Co., Ltd.                               55,300  4,759,587
#   Istyle, Inc.                                             279,300  1,859,484
#*  ITbook Co., Ltd.                                          90,900    445,826
    Itfor, Inc.                                              160,800    906,052
#   ITmedia, Inc.                                              6,200     40,673
#*  Itokuro, Inc.                                             21,400    953,587
    Iwatsu Electric Co., Ltd.                                572,000    466,420
    Japan Aviation Electronics Industry, Ltd.                298,000  4,708,137
    Japan Cash Machine Co., Ltd.                              75,300    812,612
#*  Japan Display, Inc.                                    2,237,400  4,004,298
#   Japan Material Co., Ltd.                                 128,500  2,514,891
    Japan Radio Co., Ltd.                                     71,000    916,802
#   Jastec Co., Ltd.                                          73,100    867,090
#   JBCC Holdings, Inc.                                       94,500    795,822
#*  JIG-SAW, Inc.                                             21,300  1,227,339
    Justsystems Corp.                                        206,000  3,170,805
    Kaga Electronics Co., Ltd.                               113,900  2,512,398
    Kanematsu Electronics, Ltd.                               74,100  2,194,107
*   KAYAC, Inc.                                               13,600    204,418
#*  KLab, Inc.                                               214,600  3,650,486
    Koa Corp.                                                195,900  3,455,808
    Kozo Keikaku Engineering, Inc.                             5,300     98,839
    Kyoden Co., Ltd.                                          91,700    305,590
    Kyosan Electric Manufacturing Co., Ltd.                  279,000  1,554,140
    Kyowa Electronics Instruments Co., Ltd.                  135,100    565,795
    LAC Co., Ltd.                                             97,800  1,198,371
#   Lasertec Corp.                                           250,700  3,737,896
#*  Livesense, Inc.                                           17,200     98,823
#   m-up, Inc.                                                31,600    553,666
    Macnica Fuji Electronics Holdings, Inc.                  203,150  3,238,775
    Mamezou Holdings Co., Ltd.                               104,000    934,639
    MarkLines Co., Ltd.                                       27,700    237,830
    Marubun Corp.                                            101,500    776,307
    Maruwa Co., Ltd.                                          56,800  2,757,399
#   Marvelous, Inc.                                          196,300  1,834,109
    MCJ Co., Ltd.                                            220,700  2,607,487
#   Media Do Co., Ltd.                                        40,100    921,092
#   Megachips Corp.                                          106,500  2,840,595
    Meiko Electronics Co., Ltd.                              128,600  1,928,643
    Melco Holdings, Inc.                                      75,500  2,527,608
#   Micronics Japan Co., Ltd.                                206,600  2,187,965
#   Mimaki Engineering Co., Ltd.                             108,700    864,873
    Mimasu Semiconductor Industry Co., Ltd.                  105,681  1,696,377
    Miraial Co., Ltd.                                         43,300    415,484
    Miroku Jyoho Service Co., Ltd.                           115,700  2,437,462
#   Mitsubishi Research Institute, Inc.                       40,500  1,164,807
    Mitsui High-Tec, Inc.                                    153,500  2,395,640
#   Mobile Create Co., Ltd.                                   59,800    212,538
#   Mobile Factory, Inc.                                      33,200    469,088

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
#*  Morpho, Inc.                                              27,300 $1,230,856
#   MTI, Ltd.                                                199,300  1,344,163
    Mutoh Holdings Co., Ltd.                                 146,000    336,392
#*  Mynet, Inc.                                               23,600    662,045
    Nagano Keiki Co., Ltd.                                    38,700    277,150
    Nakayo, Inc.                                             390,000  1,435,734
    NEC Networks & System Integration Corp.                  136,600  2,984,536
    NET One Systems Co., Ltd.                                525,900  5,040,387
*   New Japan Radio Co., Ltd.                                 96,000    527,666
#   Nexyz Group Corp.                                         48,000    784,973
    Nichicon Corp.                                           334,200  3,672,922
    Nihon Dempa Kogyo Co., Ltd.                              106,600    891,510
    Nihon Unisys, Ltd.                                       416,075  6,937,833
    Nippon Ceramic Co., Ltd.                                  62,200  1,631,023
    Nippon Chemi-Con Corp.                                 1,025,000  4,140,806
    Nippon Information Development Co., Ltd.                   2,300     66,019
#   Nippon Kodoshi Corp.                                      54,900    743,978
    Nippon Signal Co., Ltd.                                  323,300  3,282,647
    Nippon Systemware Co., Ltd.                               45,500    747,947
#   Nissha Printing Co., Ltd.                                229,300  6,274,170
    Nohmi Bosai, Ltd.                                        145,900  2,243,611
    Noritsu Koki Co., Ltd.                                   120,000  1,104,740
    NS Solutions Corp.                                       192,200  4,046,456
    NSD Co., Ltd.                                            212,280  4,048,892
    Nuflare Technology, Inc.                                  29,300  1,567,808
#   Ohara, Inc.                                               51,800    653,749
    Okaya Electric Industries Co., Ltd.                       73,000    267,225
    Oki Electric Industry Co., Ltd.                          493,000  6,750,226
#   ONO Sokki Co., Ltd.                                       58,400    397,519
    Optex Group Co., Ltd.                                     93,000  3,122,779
#*  Optim Corp.                                               26,100    728,585
    Osaki Electric Co., Ltd.                                 254,000  1,941,864
    Paltek Corp.                                              29,000    252,532
    PCA Corp.                                                  2,500     34,855
    PCI Holdings, Inc.                                        19,500    474,132
    Poletowin Pitcrew Holdings, Inc.                          86,400  1,151,845
    Pro Ship Inc.                                                800     13,323
    Rakus Co., Ltd.                                           32,200    707,379
    Renesas Easton Co., Ltd.                                  59,800    320,127
#   Riken Keiki Co., Ltd.                                    102,000  1,928,330
    Riso Kagaku Corp.                                        179,500  3,753,439
    Roland DG Corp.                                           82,600  2,069,939
#   Rorze Corp.                                               64,800  1,396,542
#   RS Technologies Co., Ltd.                                 21,500    833,405
#*  RVH, Inc.                                                 85,200    552,497
    Ryoden Corp.                                             187,000  1,360,612
    Ryosan Co., Ltd.                                         191,900  7,505,464
    Ryoyo Electro Corp.                                      127,900  2,060,820
    Saison Information Systems Co., Ltd.                       3,500     55,263
#   Sakura Internet, Inc.                                    122,900    944,133
    Sanken Electric Co., Ltd.                                746,000  3,781,830
    Sanshin Electronics Co., Ltd.                            164,300  2,066,358
#   Satori Electric Co., Ltd.                                 85,880    708,327

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
Information Technology -- (Continued)
#   Saxa Holdings, Inc.                                     298,000 $   607,672
#   Scala, Inc.                                              91,500     703,930
    Seikoh Giken Co., Ltd.                                   12,200     209,252
    Shibaura Electronics Co., Ltd.                           46,900   1,580,676
    Shibaura Mechatronics Corp.                             200,000     616,901
#*  SHIFT, Inc.                                              35,000     416,374
    Shindengen Electric Manufacturing Co., Ltd.             478,000   2,478,959
#*  Shinkawa, Ltd.                                           94,400     636,600
    Shinko Electric Industries Co., Ltd.                    470,400   3,422,615
    Shinko Shoji Co., Ltd.                                  135,600   1,771,995
    Shizuki Electric Co., Inc.                              101,900     682,867
    Sigma Koki Co., Ltd.                                      9,000     115,407
#   Siix Corp.                                               92,900   3,959,213
    SK-Electronics Co., Ltd.                                 39,200     483,674
    SMK Corp.                                               372,000   1,570,917
#   SMS Co., Ltd.                                           191,200   6,050,467
#   Softbank Technology Corp.                                70,300   1,127,571
#   Softbrain Co., Ltd.                                     161,300     632,315
    Softcreate Holdings Corp.                                47,500     625,525
#   Soliton Systems K.K.                                     52,900     506,191
#   Sourcenext Corp.                                         86,300     447,741
    SRA Holdings                                             65,900   1,806,649
    Sumida Corp.                                            136,449   2,610,040
    Sun-Wa Technos Corp.                                     57,800     983,550
    Suzuden Corp.                                            16,900     206,631
#   Systemsoft Corp.                                        269,600     400,850
    Systena Corp.                                           116,600   2,672,966
#   Tabuchi Electric Co., Ltd.                              154,600     474,410
    Tachibana Eletech Co., Ltd.                             102,160   1,477,471
#   Taiyo Yuden Co., Ltd.                                   678,700  11,396,748
    Takachiho Koheki Co., Ltd.                               10,200      97,806
    TAKEBISHI Corp.                                          19,200     255,825
    Tamura Corp.                                            468,000   2,557,153
#   Tazmo Co., Ltd.                                          40,900     809,084
    TDC Software Engineering, Inc.                           33,600     379,719
#*  Teac Corp.                                              734,000     340,282
    TechMatrix Corp.                                         95,900   1,601,452
#   Tecnos Japan, Inc.                                       98,800     983,024
    Teikoku Tsushin Kogyo Co., Ltd.                         223,000     464,777
    TIS, Inc.                                               450,901  13,630,665
    TKC Corp.                                               113,200   3,293,137
    Tokyo Electron Device, Ltd.                              41,100     666,227
    Tokyo Seimitsu Co., Ltd.                                240,800   8,352,458
    Tomen Devices Corp.                                       2,400      52,362
    Topcon Corp.                                            606,200  10,371,780
    Torex Semiconductor, Ltd.                                36,200     602,371
    Toshiba TEC Corp.                                       806,000   4,461,306
    Toukei Computer Co., Ltd.                                22,710     578,636
#   Towa Corp.                                              139,700   2,176,472
    Toyo Corp.                                              141,000   1,360,106
    Transcosmos, Inc.                                       186,300   4,477,405
#   Tri Chemical Laboratories, Inc.                          35,000     960,887
    UKC Holdings Corp.                                       86,600   1,300,857

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Information Technology -- (Continued)
    Ulvac, Inc.                                            131,600 $  7,055,794
#   UMC Electronics Co Ltd                                  22,600      390,401
    Uniden Holdings Corp.                                  388,000      923,823
    UNIRITA, Inc.                                            6,400      101,406
#   UNITED, Inc.                                            78,700    1,964,623
#   V Technology Co., Ltd.                                  27,500    4,708,055
*   V-Cube, Inc.                                            85,300      480,145
#   VeriServe Corp.                                         13,400      410,355
#   Vitec Holdings Co., Ltd.                                51,000      652,529
    Voyage Group, Inc.                                      54,500    1,026,241
#   Wellnet Corp.                                          107,800    1,336,838
#   YAC Holdings Co., Ltd.                                  52,800      654,890
#   Yamaichi Electronics Co., Ltd.                         146,000    2,842,226
    Yashima Denki Co., Ltd.                                 59,100      491,895
#   Yokowo Co., Ltd.                                        89,000    1,176,575
    Zappallas, Inc.                                         55,900      257,491
*   ZIGExN Co., Ltd.                                       107,300    1,564,778
    Zuken, Inc.                                             94,100    1,237,439
                                                                   ------------
Total Information Technology                                        551,542,525
                                                                   ------------
Materials -- (10.6%)
    Achilles Corp.                                         101,900    1,795,098
    ADEKA Corp.                                            544,000    8,351,045
    Agro-Kanesho Co., Ltd.                                  68,400      934,769
    Aichi Steel Corp.                                       67,000    2,804,046
    Alconix Corp.                                           68,000    1,344,750
    Arakawa Chemical Industries, Ltd.                      103,200    1,813,154
    Araya Industrial Co., Ltd.                             268,000      480,982
    Asahi Holdings, Inc.                                   182,350    3,426,744
    Asahi Printing Co., Ltd.                                   800       19,020
    Asahi Yukizai Corp.                                    431,000    1,026,899
    Asia Pile Holdings Corp.                                94,800      642,521
    C Uyemura & Co., Ltd.                                   25,700    1,474,461
    Carlit Holdings Co., Ltd.                               94,300      548,207
    Chuetsu Pulp & Paper Co., Ltd.                         552,000    1,150,966
*   Chugai Mining Co., Ltd.                              1,012,400      293,833
    Chugoku Marine Paints, Ltd.                            379,100    2,945,602
    CI Takiron Corp.                                       328,000    1,786,483
    Dai Nippon Toryo Co., Ltd.                             740,000    2,058,998
    Daido Steel Co., Ltd.                                1,376,000    8,373,908
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                 111,200    1,341,717
    Daiken Corp.                                            91,100    2,231,928
    Daiki Aluminium Industry Co., Ltd.                     183,000    1,124,319
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                 408,000    3,410,375
#   Daio Paper Corp.                                       497,300    6,457,511
    Denka Co., Ltd.                                      1,949,000   10,824,018
    DKS Co., Ltd.                                          247,000    1,193,272
    Dynapac Co., Ltd.                                        5,000       74,073
    FP Corp.                                               148,000    8,096,826
    Fuji Seal International, Inc.                          264,200    7,413,955
    Fujikura Kasei Co., Ltd.                               151,700      891,873
    Fujimi, Inc.                                           118,100    2,665,219
    Fujimori Kogyo Co., Ltd.                                97,700    2,910,706

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Materials -- (Continued)
#   Fumakilla, Ltd.                                          98,000 $ 1,048,995
    Fuso Chemical Co., Ltd.                                  95,300   3,174,917
    Geostr Corp.                                             72,300     620,276
#   Godo Steel, Ltd.                                         87,400   1,665,257
    Gun-Ei Chemical Industry Co., Ltd.                       28,600     951,173
    Hakudo Co., Ltd.                                         21,200     349,103
#   Haneda Zenith Holdings Co., Ltd.                        218,200     679,747
    Harima Chemicals Group, Inc.                             86,500     840,606
    Hodogaya Chemical Co., Ltd.                              39,500   1,695,114
    Hokkan Holdings, Ltd.                                   275,000   1,057,086
    Hokko Chemical Industry Co., Ltd.                       117,800     642,299
    Hokuetsu Kishu Paper Co., Ltd.                          857,799   6,019,138
    Honshu Chemical Industry Co., Ltd.                       14,000     126,745
    Ise Chemicals Corp.                                      81,000     362,532
*   Ishihara Sangyo Kaisha, Ltd.                            226,250   2,478,527
    Ishizuka Glass Co., Ltd.                                119,000     257,925
    JCU Corp.                                                69,400   2,546,623
    JSP Corp.                                                79,300   2,505,775
    Kanto Denka Kogyo Co., Ltd.                             280,400   2,557,175
    Katakura & Co-op Agri Corp.                              76,000     181,926
    Kawakin Holdings Co., Ltd.                               11,000      38,697
    KeePer Technical Laboratory Co., Ltd.                    29,800     355,476
    Kimoto Co., Ltd.                                        228,000     514,030
    Koatsu Gas Kogyo Co., Ltd.                              162,293   1,205,898
#   Kogi Corp.                                               55,000     117,609
    Kohsoku Corp.                                            60,200     597,919
    Konishi Co., Ltd.                                       193,600   2,957,565
#   Konoshima Chemical Co., Ltd.                             35,700     580,489
    Krosaki Harima Corp.                                    309,000   1,353,245
#   Kumiai Chemical Industry Co., Ltd.                      494,287   2,874,150
    Kureha Corp.                                             87,650   4,407,680
    Kurimoto, Ltd.                                           63,300   1,185,937
    Kuriyama Holdings Corp.                                  33,300     651,458
    Kyoei Steel, Ltd.                                       135,800   2,095,757
    Kyowa Leather Cloth Co., Ltd.                            61,300     528,790
    Lintec Corp.                                            286,700   6,960,089
#   MEC Co., Ltd.                                           109,500   1,355,444
    Mitani Sekisan Co., Ltd.                                 38,700     910,713
*   Mitsubishi Paper Mills, Ltd.                            182,300   1,285,318
    Mitsubishi Steel Manufacturing Co., Ltd.                910,000   2,341,029
    Mitsui Mining & Smelting Co., Ltd.                    3,627,000  15,844,257
#   MORESCO Corp.                                            41,300     779,857
    Mory Industries, Inc.                                    32,700     699,166
    Nakayama Steel Works, Ltd.                              118,300     716,946
    Neturen Co., Ltd.                                       213,700   1,967,142
#*  New Japan Chemical Co., Ltd.                            182,300     343,963
    Nicca Chemical Co., Ltd.                                 22,100     235,818
    Nichia Steel Works, Ltd.                                164,900     432,138
    Nihon Kagaku Sangyo Co., Ltd.                            81,500   1,432,989
#   Nihon Nohyaku Co., Ltd.                                 306,300   1,779,774
    Nihon Parkerizing Co., Ltd.                             581,400   8,318,870
    Nihon Yamamura Glass Co., Ltd.                          524,000     897,779
    Nippon Carbide Industries Co., Inc.                     451,000     760,455

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Materials -- (Continued)
    Nippon Chemical Industrial Co., Ltd.                    477,000 $ 1,022,737
    Nippon Concrete Industries Co., Ltd.                    274,000   1,062,961
    Nippon Denko Co., Ltd.                                  717,214   3,366,820
    Nippon Fine Chemical Co., Ltd.                           81,000     738,304
    Nippon Kayaku Co., Ltd.                                 280,000   3,918,804
#   Nippon Kinzoku Co., Ltd.                                 29,300     587,620
#   Nippon Koshuha Steel Co., Ltd.                          460,000     462,612
    Nippon Light Metal Holdings Co., Ltd.                 3,065,900   8,248,829
    Nippon Paper Industries Co., Ltd.                       304,000   6,060,802
    Nippon Pillar Packing Co., Ltd.                         133,400   2,231,558
    Nippon Soda Co., Ltd.                                   827,000   4,640,385
#   Nippon Valqua Industries, Ltd.                          102,599   2,711,045
#   Nippon Yakin Kogyo Co., Ltd.                            831,300   1,671,853
#   Nisshin Steel Co., Ltd.                                 270,692   3,316,623
#   Nitta Gelatin, Inc.                                      79,300     545,283
    Nittetsu Mining Co., Ltd.                                34,700   1,947,599
    Nitto FC Co., Ltd.                                      100,000     827,067
    NOF Corp.                                               870,000  11,820,498
    Nozawa Corp.                                             29,300     377,316
#   Okamoto Industries, Inc.                                405,000   4,433,564
    Okura Industrial Co., Ltd.                              284,000   1,835,991
    Osaka Organic Chemical Industry, Ltd.                    97,900   1,162,742
    Osaka Soda Co., Ltd.                                    424,000   2,134,096
    Osaka Steel Co., Ltd.                                    83,300   1,716,673
#*  Pacific Metals Co., Ltd.                                993,000   2,663,855
    Pack Corp. (The)                                         81,200   2,626,778
#   Rasa Industries, Ltd.                                   480,000     677,693
    Rengo Co., Ltd.                                       1,261,000   7,158,341
#   Riken Technos Corp.                                     215,900   1,205,559
    Sakai Chemical Industry Co., Ltd.                       570,000   2,309,923
    Sakata INX Corp.                                        252,400   4,564,108
    Sanyo Chemical Industries, Ltd.                          69,800   3,314,756
    Sanyo Special Steel Co., Ltd.                           650,300   3,945,690
#   Seiko PMC Corp.                                          65,600     745,763
    Sekisui Plastics Co., Ltd.                              153,300   1,310,413
    Shikoku Chemicals Corp.                                 243,000   3,110,416
    Shin-Etsu Polymer Co., Ltd.                             279,900   2,712,077
    Shinagawa Refractories Co., Ltd.                        390,000   1,064,020
    Shinko Wire Co., Ltd.                                   184,000     412,097
    Showa Denko K.K.                                          8,899     231,636
    SK Kaken Co., Ltd.                                        1,000      93,293
    Soken Chemical & Engineering Co., Ltd.                   13,500     189,543
#   Stella Chemifa Corp.                                     65,100   1,829,946
    Sumitomo Bakelite Co., Ltd.                           1,163,000   8,448,788
    Sumitomo Osaka Cement Co., Ltd.                       2,493,000  11,669,269
    Sumitomo Seika Chemicals Co., Ltd.                       58,900   2,961,335
    T Hasegawa Co., Ltd.                                    134,800   2,839,644
#   T&K Toka Co., Ltd.                                       93,600   1,026,756
    Taisei Lamick Co., Ltd.                                  34,500     910,614
    Taiyo Holdings Co., Ltd.                                104,900   4,984,499
    Takasago International Corp.                             87,900   3,452,631
    Tayca Corp.                                             212,000   1,875,066
    Tenma Corp.                                             100,400   2,026,097

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Materials -- (Continued)
    Toagosei Co., Ltd.                                     658,000 $  7,936,826
#   Toda Kogyo Corp.                                       253,000      959,912
#   Toho Acetylene Co., Ltd.                                12,700      203,141
#   Toho Titanium Co., Ltd.                                207,900    1,610,066
    Toho Zinc Co., Ltd.                                    836,000    3,599,732
    Tokai Carbon Co., Ltd.                               1,289,000    8,318,449
    Tokushu Tokai Paper Co., Ltd.                           58,958    2,217,892
*   Tokuyama Corp.                                       2,159,000    9,808,467
    Tokyo Ohka Kogyo Co., Ltd.                             227,700    7,412,037
    Tokyo Rope Manufacturing Co., Ltd.                      91,800    1,405,763
    Tokyo Steel Manufacturing Co., Ltd.                    845,800    7,250,349
    Tokyo Tekko Co., Ltd.                                  251,000    1,033,101
    Tomoegawa Co., Ltd.                                    125,000      305,067
    Tomoku Co., Ltd.                                       360,000    1,272,986
    Topy Industries, Ltd.                                  114,200    3,507,384
    Toyo Ink SC Holdings Co., Ltd.                       1,157,000    5,994,967
    Toyo Kohan Co., Ltd.                                   311,900    1,371,025
    Toyobo Co., Ltd.                                     5,688,000   10,830,552
    TYK Corp.                                              138,000      268,850
    UACJ Corp.                                           1,714,415    5,060,197
    Ube Industries, Ltd.                                 1,274,000    3,451,102
#   W-Scope Corp.                                          148,900    3,161,175
    Wood One Co., Ltd.                                     176,000      459,905
    Yamato Kogyo Co., Ltd.                                 224,100    6,281,601
    Yodogawa Steel Works, Ltd.                             144,700    3,978,800
    Yotai Refractories Co., Ltd.                            33,000      112,840
    Yuki Gosei Kogyo Co., Ltd.                              36,200       93,661
    Yushiro Chemical Industry Co., Ltd.                     63,800      868,633
                                                                   ------------
Total Materials                                                     432,171,532
                                                                   ------------
Real Estate -- (2.0%)
#   AD Works Co., Ltd.                                     749,100      319,298
    Airport Facilities Co., Ltd.                           132,770      722,187
    Anabuki Kosan, Inc.                                      2,200       58,565
#   Aoyama Zaisan Networks Co., Ltd.                        53,900      466,363
#   Apamanshop Holdings Co., Ltd.                           64,900      467,238
#   Ardepro Co., Ltd.                                      872,800    1,122,678
    Arealink Co., Ltd.                                      30,600      403,638
#*  Ascot Corp.                                             67,700      214,139
#   CRE, Inc.                                               21,700      302,423
    Daibiru Corp.                                          303,600    3,421,195
    Daikyo, Inc.                                         1,904,000    3,988,122
#   Dear Life Co., Ltd.                                    101,000      443,431
    Goldcrest Co., Ltd.                                    107,590    2,396,634
    Grandy House Corp.                                      61,800      243,703
    Heiwa Real Estate Co., Ltd.                            236,600    3,710,694
#   Ichigo, Inc.                                         1,408,400    4,301,659
#   Investors Cloud Co., Ltd.                               31,800    1,629,667
#*  Japan Asset Marketing Co., Ltd.                      1,649,800    1,943,721
#   Japan Property Management Center Co., Ltd.              84,500    1,128,629
    Kabuki-Za Co., Ltd.                                     34,000    1,727,012
    Keihanshin Building Co., Ltd.                          202,300    1,280,352
#   Kenedix, Inc.                                        1,399,200    7,163,529

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Real Estate -- (Continued)
    Land Business Co., Ltd.                                  34,000 $    91,537
*   LAND Co., Ltd.                                          609,500      94,044
    Leopalace21 Corp.                                     1,960,700  13,981,934
#   Mugen Estate Co., Ltd.                                   73,300     657,926
#   Nippon Commercial Development Co., Ltd.                  55,100     859,486
    Nisshin Fudosan Co.                                     186,100   1,037,290
    Open House Co., Ltd.                                    189,400   6,268,619
    Properst Co., Ltd.                                       26,600      48,953
#   Prospect Co., Ltd.                                    1,202,000     773,303
#   Raysum Co., Ltd.                                        107,100     957,115
    SAMTY Co., Ltd.                                         105,300   1,545,179
    Sankyo Frontier Co., Ltd.                                33,000     432,516
#   Shinoken Group Co., Ltd.                                 81,500   1,939,404
    Star Mica Co., Ltd.                                      37,900   1,082,349
#*  Striders Corp.                                          153,000      88,764
    Sun Frontier Fudousan Co., Ltd.                         163,300   1,742,764
    Takara Leben Co., Ltd.                                  552,800   2,535,922
    TOC Co., Ltd.                                           374,350   3,517,757
    Tokyo Rakutenchi Co., Ltd.                               20,700   1,101,950
#   Tokyo Theatres Co., Inc.                                468,000     615,163
    Tosei Corp.                                             217,300   1,698,375
#   Unizo Holdings Co., Ltd.                                102,000   2,366,643
#   Urbanet Corp. Co., Ltd.                                  91,400     365,479
                                                                    -----------
Total Real Estate                                                    81,257,349
                                                                    -----------
Telecommunication Services -- (0.1%)
#*  Broadmedia Corp.                                        456,300     529,739
#   Freebit Co., Ltd.                                        79,500     643,642
#   Okinawa Cellular Telephone Co.                           43,600   1,532,796
#*  U-Next Co., Ltd.                                         35,400     335,851
#*  Vision, Inc.                                             36,900     885,620
#   WirelessGate, Inc.                                       52,500     687,890
                                                                    -----------
Total Telecommunication Services                                      4,615,538
                                                                    -----------
Utilities -- (0.9%)
#*  Eneres Co., Ltd.                                        151,000     692,597
#   eRex Co., Ltd.                                          267,200   2,352,794
    Hiroshima Gas Co., Ltd.                                 183,300     588,327
    Hokkaido Electric Power Co., Inc.                     1,189,200   8,955,896
    Hokkaido Gas Co., Ltd.                                  343,000     855,645
#   Hokuriku Electric Power Co.                           1,045,900   9,683,364
    Hokuriku Gas Co., Ltd.                                    9,900     256,338
    K&O Energy Group, Inc.                                   85,200   1,302,441
    Okinawa Electric Power Co., Inc. (The)                  236,317   5,573,587
    Saibu Gas Co., Ltd.                                   1,963,000   4,929,616
    Shizuoka Gas Co., Ltd.                                  342,800   2,592,838
    Toell Co., Ltd.                                          28,400     232,431

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
Utilities -- (Continued)
      West Holdings Corp.                                 96,800 $      747,204
                                                                 --------------
Total Utilities                                                      38,763,078
                                                                 --------------
TOTAL COMMON STOCKS                                               3,741,496,523
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
*     AD Works Co., Ltd. Rights 09/12/2017               749,100         54,359
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       3,741,550,882
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@  DFA Short Term Investment Fund                  27,952,824    323,470,077
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,224,880,477)^^            $4,065,020,959
                                                                 ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary           --    $  720,893,223   --    $  720,893,223
   Consumer Staples                 --       311,452,285   --       311,452,285
   Energy                           --        40,095,738   --        40,095,738
   Financials                       --       312,156,170   --       312,156,170
   Health Care                      --       188,619,623   --       188,619,623
   Industrials                      --     1,059,929,462   --     1,059,929,462
   Information Technology           --       551,542,525   --       551,542,525
   Materials                        --       432,171,532   --       432,171,532
   Real Estate                      --        81,257,349   --        81,257,349
   Telecommunication Services       --         4,615,538   --         4,615,538
   Utilities                        --        38,763,078   --        38,763,078
RIGHTS/WARRANTS                     --            54,359   --            54,359
Securities Lending Collateral       --       323,470,077   --       323,470,077
                                    --    --------------   --    --------------
TOTAL                               --    $4,065,020,959   --    $4,065,020,959
                                    ==    ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (85.9%)

AUSTRALIA -- (44.3%)
*   3P Learning, Ltd.                                        56,239 $    49,490
*   Acrux, Ltd.                                             660,428     158,529
#   Adacel Technologies, Ltd.                                31,244      67,089
#   Adelaide Brighton, Ltd.                               3,668,074  16,506,271
#   Ainsworth Game Technology, Ltd.                         925,816   1,790,296
*   Alkane Resources, Ltd.                                1,510,492     411,616
    ALS, Ltd.                                             1,392,055   8,265,047
    Altium, Ltd.                                            606,491   4,241,204
*   Altona Mining, Ltd.                                   1,108,169     115,503
    Alumina, Ltd.                                         1,473,565   2,238,159
#   AMA Group, Ltd.                                         941,944     768,394
#   Amaysim Australia, Ltd.                                 690,120     883,117
    Ansell, Ltd.                                            741,819  13,033,895
*   Antares Energy, Ltd.                                    199,346       2,193
#   AP Eagers, Ltd.                                         269,221   1,956,830
#   APN Outdoor Group, Ltd.                               1,044,139   3,849,625
    APN Property Group, Ltd.                                 26,661       8,759
    Appen, Ltd.                                             240,893     802,828
#   ARB Corp., Ltd.                                         488,283   5,985,764
#   Ardent Leisure Group                                  1,724,764   2,882,896
#*  Arrium, Ltd.                                         17,951,296     269,269
    Asaleo Care, Ltd.                                     2,055,973   2,188,842
#*  Atlas Iron, Ltd.                                      7,155,231     120,145
    AUB Group, Ltd.                                         268,561   2,768,307
    Ausdrill, Ltd.                                        1,784,615   2,777,655
    Austal, Ltd.                                          1,326,087   1,912,463
*   Australian Agricultural Co., Ltd.                     2,990,515   3,958,451
    Australian Finance Group, Ltd.                          151,935     174,291
    Australian Pharmaceutical Industries, Ltd.            2,860,486   4,016,347
    Australian Vintage, Ltd.                              4,105,188   1,378,144
    Auswide Bank, Ltd.                                       94,385     388,994
#   Automotive Holdings Group, Ltd.                       1,891,664   5,795,884
*   Avanco Resources, Ltd.                                2,444,368     214,993
    Aveo Group                                            2,201,021   4,278,882
#   AVJennings, Ltd.                                      7,051,385   4,175,966
#*  AWE, Ltd.                                             3,834,269   1,475,019
#   Baby Bunting Group, Ltd.                                155,158     247,572
#   Bapcor, Ltd.                                          1,391,579   6,286,823
    Beach Energy, Ltd.                                   13,769,668   7,508,159
#*  Beadell Resources, Ltd.                               7,171,491   1,069,074
#   Bega Cheese, Ltd.                                       819,856   4,506,180
#   Bellamy's Australia, Ltd.                               383,380   2,163,528
#*  Billabong International, Ltd.                           756,968     484,480
#   Blackmores, Ltd.                                         81,784   5,793,585
#   Blue Sky Alternative Investments, Ltd.                   84,602     634,119
    BlueScope Steel, Ltd.                                   295,325   3,111,119
*   Boart Longyear, Ltd.                                  1,682,421      71,301
    Boral, Ltd.                                             144,596     801,304
    Breville Group, Ltd.                                    825,559   6,637,760
    Brickworks, Ltd.                                        228,958   2,417,562
    BT Investment Management, Ltd.                        1,019,427   8,772,841

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
#*  Buru Energy, Ltd.                                       316,943 $    53,221
#   Cabcharge Australia, Ltd.                               863,423   1,506,267
#   Capilano Honey, Ltd.                                     14,328     189,011
*   Capitol Health, Ltd.                                    758,723     161,010
    Capral, Ltd.                                             58,499       6,542
#*  Cardno, Ltd.                                          1,627,697   1,636,537
*   Carnarvon Petroleum, Ltd.                             5,095,141     305,684
*   Carnegie Clean Energy, Ltd.                           1,015,131      42,223
    carsales.com, Ltd.                                    1,702,940  16,827,893
#   Cash Converters International, Ltd.                   2,406,480     635,241
*   Catapult Group International, Ltd.                       26,827      43,362
    Cedar Woods Properties, Ltd.                            336,933   1,323,412
    Class, Ltd.                                              80,826     192,516
    Cleanaway Waste Management, Ltd.                     10,470,362  10,926,945
*   Clinuvel Pharmaceuticals, Ltd.                           35,148     180,578
    Codan, Ltd.                                             471,854     846,302
#   Collection House, Ltd.                                2,175,227   2,115,730
    Collins Foods, Ltd.                                     584,120   2,798,121
#*  Cooper Energy, Ltd.                                   1,224,088     337,866
#   Corporate Travel Management, Ltd.                       276,172   4,935,998
    Costa Group Holdings, Ltd.                            1,011,389   3,867,756
#   Credit Corp. Group, Ltd.                                274,707   3,722,469
#   CSG, Ltd.                                             1,026,658     565,724
    CSR, Ltd.                                             3,680,857  11,549,516
*   CuDeco, Ltd.                                            387,893     108,411
    Data#3, Ltd.                                            626,352     890,503
    Decmil Group, Ltd.                                      867,988     569,109
*   Devine, Ltd.                                            146,352      42,727
    Dicker Data, Ltd.                                       111,457     237,455
    Donaco International, Ltd.                               28,566      12,139
    Downer EDI, Ltd.                                      4,075,221  20,743,181
    DuluxGroup, Ltd.                                      3,101,823  16,355,377
    DWS, Ltd.                                               429,066     533,119
#   Eclipx Group, Ltd.                                      774,816   2,298,550
#*  Elders, Ltd.                                            648,546   2,697,630
*   Electro Optic Systems Holdings, Ltd.                    102,402     241,729
*   Emeco Holdings, Ltd.                                  1,193,646     133,695
#*  Energy Resources of Australia, Ltd.                   1,487,868     649,102
#*  Energy World Corp., Ltd.                              4,185,404   1,372,769
    Enero Group, Ltd.                                        12,387       9,705
    EQT Holdings, Ltd.                                       24,696     345,735
    ERM Power, Ltd.                                         921,007     909,712
#   Estia Health, Ltd.                                      965,341   2,242,321
    Euroz, Ltd.                                             101,762      82,240
    Event Hospitality and Entertainment, Ltd.               508,018   5,343,580
#   Evolution Mining, Ltd.                                5,025,776   8,980,169
    Fairfax Media, Ltd.                                  15,303,894  12,120,084
#*  FAR, Ltd.                                             5,225,378     313,619
    Finbar Group, Ltd.                                      190,901     128,326
#*  Fleetwood Corp., Ltd.                                   394,575     835,506
#   FlexiGroup, Ltd.                                      1,529,932   2,363,003
#   Flight Centre Travel Group, Ltd.                        183,277   6,374,851
#   G8 Education, Ltd.                                    2,307,238   6,991,767

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#*  Galaxy Resources, Ltd.                                  594,642 $   875,858
#   Gateway Lifestyle                                     1,211,343   1,875,428
#   GBST Holdings, Ltd.                                      97,044     256,322
#   Genworth Mortgage Insurance Australia, Ltd.           1,465,246   3,528,254
    Global Construction Services, Ltd.                        4,832       2,221
#*  Gold Road Resources, Ltd.                               265,102     137,272
    GR Engineering Services, Ltd.                            55,230      66,153
    GrainCorp, Ltd. Class A                               1,255,046   8,762,804
    Grange Resources, Ltd.                                1,724,297     200,132
#   Greencross, Ltd.                                        471,357   2,175,882
*   Greenland Minerals & Energy, Ltd.                       114,047      10,490
#   GUD Holdings, Ltd.                                      905,778   8,657,912
    GWA Group, Ltd.                                       2,030,007   5,265,971
#   Hansen Technologies, Ltd.                               569,405   1,736,272
    Healthscope, Ltd.                                     1,709,788   2,845,971
    HFA Holdings, Ltd.                                      452,376     925,259
#*  Highfield Resources, Ltd.                               121,654      84,511
*   Hills, Ltd.                                           1,277,876     199,846
*   Horizon Oil, Ltd.                                     4,073,887     166,309
#   HT&E, Ltd.                                            2,156,742   4,485,587
    IDP Education, Ltd.                                      56,620     236,862
    Iluka Resources, Ltd.                                 2,032,058  14,669,958
*   Imdex, Ltd.                                           1,781,715   1,040,346
#   IMF Bentham, Ltd.                                       943,525   1,456,560
#   Independence Group NL                                 2,082,153   5,030,024
*   Infigen Energy                                        4,839,737   2,982,900
    Infomedia, Ltd.                                       2,241,004   1,327,167
    Integral Diagnostics, Ltd.                               13,802      19,217
    Integrated Research, Ltd.                               414,941   1,111,751
    InvoCare, Ltd.                                          920,100  10,231,399
#   IOOF Holdings, Ltd.                                   2,068,330  16,615,287
    IPH, Ltd.                                               106,862     386,502
#   IRESS, Ltd.                                           1,175,824  12,139,781
    iSelect, Ltd.                                           459,109     767,301
#   iSentia Group, Ltd.                                     769,059   1,365,353
    IVE Group, Ltd.                                          57,248     103,014
#   Japara Healthcare, Ltd.                               1,255,007   2,048,694
#   JB Hi-Fi, Ltd.                                          962,791  20,029,067
*   Jupiter Mines, Ltd.                                     381,117     152,447
    K&S Corp., Ltd.                                         268,400     377,220
#*  Karoon Gas Australia, Ltd.                              869,250     939,877
#*  Kingsgate Consolidated, Ltd.                          1,717,937     316,698
*   Kingsrose Mining, Ltd.                                  937,248      28,117
    Link Administration Holdings, Ltd.                    1,046,818   6,453,460
#*  Lynas Corp., Ltd.                                     1,159,291     125,278
    MACA, Ltd.                                              752,414   1,011,129
*   Macmahon Holdings, Ltd.                               6,881,875     937,834
    Macquarie Atlas Roads Group                             606,435   2,697,496
    Magellan Financial Group, Ltd.                          390,232   8,243,585
#   Mantra Group, Ltd.                                    1,875,749   4,518,343
    MaxiTRANS Industries, Ltd.                              915,613     515,399
#*  Mayne Pharma Group, Ltd.                              6,571,574   5,048,909
    McMillan Shakespeare, Ltd.                              450,123   5,167,009

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#   McPherson's, Ltd.                                       577,573 $   657,955
#*  Medusa Mining, Ltd.                                   1,263,898     299,353
    Melbourne IT, Ltd.                                      534,786   1,221,981
#*  Mesoblast, Ltd.                                         482,245     672,810
#*  Metals X, Ltd.                                        2,015,432   1,314,945
#   Metcash, Ltd.                                         5,204,963  10,912,938
    Michael Hill International, Ltd.(BD8D250)                63,183      62,926
    Michael Hill International, Ltd.(BD8D249)             1,490,263   1,455,605
*   Millennium Minerals, Ltd.                               868,823     125,920
*   Mincor Resources NL                                     751,851     111,207
    Mineral Resources, Ltd.                               1,168,088  11,485,145
*   Mitula Group, Ltd.                                       17,883       9,150
#*  MMA Offshore, Ltd.                                    2,282,868     319,717
    MNF Group, Ltd.                                          55,201     205,134
#   Monadelphous Group, Ltd.                                813,595   9,925,490
#   Monash IVF Group, Ltd.                                  477,691     607,519
    Money3 Corp., Ltd.                                      274,465     314,982
*   Morning Star Gold NL                                    332,749          27
#   Mortgage Choice, Ltd.                                   752,466   1,397,553
#*  Mount Gibson Iron, Ltd.                               4,879,718   1,737,652
#   Myer Holdings, Ltd.                                   5,669,367   3,443,265
    MYOB Group, Ltd.                                      1,363,013   3,624,777
#   MyState, Ltd.                                           339,994   1,351,375
#   Navitas, Ltd.                                         1,606,445   6,381,253
#   Neometals, Ltd.                                         464,508     105,838
#*  NetComm Wireless, Ltd.                                   36,441      48,772
    New Hope Corp., Ltd.                                    251,555     322,173
#*  NEXTDC, Ltd.                                            403,993   1,325,895
    nib holdings, Ltd.                                    2,772,247  12,735,530
    Nick Scali, Ltd.                                        207,427   1,013,295
#   Nine Entertainment Co. Holdings, Ltd.                 1,589,262   1,830,218
    Northern Star Resources, Ltd.                         4,806,957  17,029,591
*   NRW Holdings, Ltd.                                    2,195,477   1,148,679
    Nufarm, Ltd.                                          1,407,770   9,529,873
#   OFX Group, Ltd.                                         999,833   1,312,699
    oOh!media, Ltd.                                          49,189     158,308
#*  Orocobre, Ltd.                                          892,424   2,282,304
    Orora, Ltd.                                           5,642,635  12,459,259
    OZ Minerals, Ltd.                                     2,198,276  14,691,214
#   Pacific Current Group, Ltd.                              96,140     538,402
    Pacific Smiles Group, Ltd.                              247,728     356,155
    Pact Group Holdings, Ltd.                               759,434   3,482,610
#*  Paladin Energy, Ltd.                                  9,564,569     359,628
*   Panoramic Resources, Ltd.                             1,865,498     380,727
    Peet, Ltd.                                            1,689,093   1,608,772
#*  Peninsula Energy, Ltd.                                  209,095      57,620
    Pepper Group, Ltd.                                        6,014      16,784
#   Perpetual, Ltd.                                         356,426  14,395,494
#*  Perseus Mining, Ltd.                                  4,623,427   1,173,507
    Pioneer Credit, Ltd.                                     62,071     129,084
#   Platinum Asset Management, Ltd.                         974,035   4,261,593
    PMP, Ltd.                                             2,346,052   1,388,076
#   Premier Investments, Ltd.                               594,567   6,489,594

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
*   Prima Biomed, Ltd.                                    1,409,121 $    25,939
    Primary Health Care, Ltd.                             3,326,526   9,013,563
#   Prime Media Group, Ltd.                               2,031,951     658,788
    Pro Medicus, Ltd.                                        71,832     298,413
    Programmed Maintenance Services, Ltd.                 1,899,060   4,529,170
    PWR Holdings, Ltd.                                        8,871      15,369
#   Qube Holdings, Ltd.                                   3,798,778   8,075,643
#   Quintis, Ltd.                                         2,130,129     511,231
#*  Ramelius Resources, Ltd.                              3,413,921   1,097,993
#   RCG Corp., Ltd.                                         599,598     438,793
*   RCR Tomlinson, Ltd.                                   1,055,209   3,166,092
    Reckon, Ltd.                                            401,501     482,420
    Reece, Ltd.                                             228,772   7,736,806
#   Regis Healthcare, Ltd.                                  806,103   2,379,956
    Regis Resources, Ltd.                                 2,702,494   8,328,922
#   Reject Shop, Ltd. (The)                                 269,244   1,052,627
#   Resolute Mining, Ltd.                                 7,575,156   6,542,329
#   Retail Food Group, Ltd.                               1,296,354   5,025,567
    Ridley Corp., Ltd.                                    1,461,510   1,671,248
*   RPMGlobal Holdings, Ltd.                                 30,702      14,979
    Ruralco Holdings, Ltd.                                  156,619     388,414
    RXP Services, Ltd.                                      201,559     143,554
*   Salmat, Ltd.                                            645,788     200,663
    Sandfire Resources NL                                   875,632   4,060,369
*   Saracen Mineral Holdings, Ltd.                        6,350,203   6,878,332
#   SeaLink Travel Group, Ltd.                              119,114     403,242
#   Select Harvests, Ltd.                                   547,489   2,146,968
*   Senetas Corp., Ltd.                                     131,335       9,464
#*  Senex Energy, Ltd.                                    6,674,885   1,523,978
#   Servcorp, Ltd.                                          325,416   1,557,880
    Service Stream, Ltd.                                  1,930,150   2,086,112
#   Seven Group Holdings, Ltd.                              559,015   5,349,961
    Seven West Media, Ltd.                                7,785,820   5,044,358
    SG Fleet Group, Ltd.                                    260,164     764,370
    Shine Corporate, Ltd.                                    15,573       8,246
    Shriro Holdings, Ltd.                                    66,087      62,701
    Sigma Healthcare, Ltd.                                7,817,607   6,006,580
#*  Silex Systems, Ltd.                                     511,695     149,476
#   Silver Chef, Ltd.                                       130,022     876,636
#*  Silver Lake Resources, Ltd.                           4,060,760   1,456,221
    Sims Metal Management, Ltd.                           1,382,214  17,169,215
*   Sino Gas & Energy Holdings, Ltd.                        240,068      16,316
#   Sirtex Medical, Ltd.                                    477,168   6,140,823
    SmartGroup Corp., Ltd.                                  200,113   1,198,691
    SMS Management & Technology, Ltd.                       575,318     827,806
    Southern Cross Media Group, Ltd.                      3,965,374   4,205,317
    Spark Infrastructure Group                            9,806,197  19,632,006
*   Specialty Fashion Group, Ltd.                           786,397     279,397
#   SpeedCast International, Ltd.                           878,185   2,423,121
*   St Barbara, Ltd.                                      3,864,261   8,436,133
    Steadfast Group, Ltd.                                 3,409,007   7,062,042
*   Strike Energy, Ltd.                                   1,576,787      92,094
#*  Sundance Energy Australia, Ltd.                       5,832,497     308,324

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
    Sunland Group, Ltd.                                    740,896 $  1,060,548
#   Super Retail Group, Ltd.                             1,288,021    8,634,139
#*  Syrah Resources, Ltd.                                1,007,148    2,321,359
    Tabcorp Holdings, Ltd.                               3,586,818   11,985,083
    Tassal Group, Ltd.                                   1,275,372    3,868,749
    Technology One, Ltd.                                 1,772,760    7,608,815
#*  Ten Network Holdings, Ltd.                           1,309,458      167,611
#   Thorn Group, Ltd.                                      695,608      734,877
*   Tiger Resources, Ltd.                                9,447,997      278,149
#   Tox Free Solutions, Ltd.                             1,230,870    2,353,691
    Treasury Wine Estates, Ltd.                            129,518    1,260,957
    Tribune Resources, Ltd.                                  3,093       15,834
*   Troy Resources, Ltd.                                 2,230,415      197,120
    Villa World, Ltd.                                      524,513      944,593
#   Village Roadshow, Ltd.                                 836,651    2,690,384
#*  Virgin Australia Holdings, Ltd.                     11,885,050    1,664,677
    Virtus Health, Ltd.                                    425,171    1,906,097
#   Vita Group, Ltd.                                       233,830      245,467
#   Vocus Group, Ltd.                                    4,330,071   12,079,291
*   Watpac, Ltd.                                           760,701      359,187
    Webjet, Ltd.                                           650,026    5,987,284
    Webster, Ltd.                                           23,507       25,383
#*  Western Areas, Ltd.                                  2,274,784    4,314,128
#*  Westgold Resources, Ltd.                             1,434,949    1,815,101
#*  Whitehaven Coal, Ltd.                                4,143,411    9,846,309
*   WorleyParsons, Ltd.                                    987,938    9,323,930
#   WPP AUNZ, Ltd.                                       2,447,007    2,253,944
    Xenith IP Group, Ltd.                                    9,607       16,434
*   Yowie Group, Ltd.                                       40,157        7,075
                                                                   ------------
TOTAL AUSTRALIA                                                     909,676,287
                                                                   ------------
CHINA -- (0.1%)
    BEP International Holdings, Ltd.                    19,360,000      509,656
*   HongDa Financial Holding, Ltd.                       3,480,000       98,398
    K Wah International Holdings, Ltd.                      31,826       19,126
*   KuangChi Science, Ltd.                               1,557,000      545,864
    Lisi Group Holdings, Ltd.                            9,668,000      766,723
*   Petro-King Oilfield Services, Ltd.                     617,713       24,897
    Rivera Holdings, Ltd.                                5,710,000      423,846
                                                                   ------------
TOTAL CHINA                                                           2,388,510
                                                                   ------------
HONG KONG -- (24.3%)
#*  13 Holdings, Ltd. (The)                                142,500       18,622
#   Aeon Credit Service Asia Co., Ltd.                     650,000      495,648
    Aeon Stores Hong Kong Co., Ltd.                        248,000      221,129
    Agritrade Resources, Ltd.                            3,065,000      753,507
    Alco Holdings, Ltd.                                  1,614,000      417,023
    Allan International Holdings                            32,000        9,501
    Allied Group, Ltd.                                     663,200    4,056,042
    Allied Properties HK, Ltd.                          12,007,857    2,625,975
    Alltronics Holdings, Ltd.                            1,929,600      728,864
*   Anxian Yuan China Holdings, Ltd.                     3,100,000       21,796

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
*   APAC Resources, Ltd.                                   3,174,735 $  405,877
#*  Applied Development Holdings, Ltd.                     6,900,000    467,964
    APT Satellite Holdings, Ltd.                           3,008,500  1,484,070
    Arts Optical International Hldgs, Ltd.                   730,000    253,832
    Asia Financial Holdings, Ltd.                          2,404,908  1,317,032
*   Asia Investment Finance Group, Ltd.                    5,674,000     49,373
    Asia Satellite Telecommunications Holdings, Ltd.         934,500    956,062
    Asia Standard Hotel Group, Ltd.                       34,311,654  2,321,976
    Asia Standard International Group, Ltd.               13,316,917  3,865,549
    Asian Growth Properties, Ltd.                          1,486,095    538,711
    Associated International Hotels, Ltd.                    952,000  2,924,894
#*  Auto Italia Holdings                                   1,900,000     19,000
    BeijingWest Industries International, Ltd.             1,277,600    233,742
*   Bisu Technology Group International, Ltd.                 16,000     15,833
#   Bonjour Holdings, Ltd.                                13,988,600    671,277
    Bossini International Holdings, Ltd.                   3,699,500    217,937
#   Bright Smart Securities & Commodities Group, Ltd.      5,254,000  1,550,859
*   Brightoil Petroleum Holdings, Ltd.                    10,160,000  2,640,044
#*  Brockman Mining, Ltd.                                 22,810,814    335,956
*   Burwill Holdings, Ltd.                                31,596,960    844,487
    Cafe de Coral Holdings, Ltd.                           2,438,000  7,847,229
*   Cash Financial Services Group, Ltd.                    2,934,000     95,723
*   CCT Land Holdings, Ltd.                               18,640,000     23,919
    Century City International Holdings, Ltd.              6,575,460    621,925
    CGN Mining Co., Ltd.                                   2,640,000    212,646
*   Champion Technology Holdings, Ltd.                    17,285,089    258,444
    Chen Hsong Holdings                                    1,212,000    372,721
    Cheuk Nang Holdings, Ltd.                                659,127    438,739
    Chevalier International Holdings, Ltd.                   820,989  1,371,218
#*  China Baofeng International, Ltd.                         22,000     10,266
*   China Best Group Holding, Ltd.                         5,300,000     73,233
*   China Chuanglian Education Financial Group, Ltd.       4,664,000     70,849
    China Display Optoelectronics Technology Holdings,
      Ltd.                                                 4,288,000    640,922
*   China Energy Development Holdings, Ltd.               52,140,000    613,967
*   China Ever Grand Financial Leasing Group Co., Ltd.       810,000      6,429
    China Flavors & Fragrances Co., Ltd.                   1,561,028    469,434
*   China Fortune Financial Group, Ltd.                    6,570,000    167,963
*   China Healthcare Enterprise Group, Ltd.                7,756,000    131,183
#*  China LNG Group, Ltd.                                 77,280,000  1,236,591
*   China Ludao Technology Co., Ltd.                         580,000    126,175
*   China Medical & Healthcare Group, Ltd.                42,916,800  2,002,443
    China Metal International Holdings, Inc.               2,670,000  1,008,069
    China Motor Bus Co., Ltd.                                 60,600    794,835
*   China National Culture Group, Ltd.                     7,410,000     16,114
#*  China Soft Power Technology Holdings, Ltd.             5,790,402     88,067
*   China Solar Energy Holdings, Ltd.                      1,669,500      7,214
*   China Star Entertainment, Ltd.                         1,850,000    123,150
#*  China Strategic Holdings, Ltd.                        64,036,250    860,318
    China Ting Group Holdings, Ltd.                        2,565,151    129,559
*   China Wah Yan Healthcare, Ltd.                        11,685,000     34,362
#   Chinese Estates Holdings, Ltd.                           665,500  1,118,979
*   Chinlink International Holdings, Ltd.                  1,554,800    226,769
    Chinney Investments, Ltd.                              1,180,000    596,192

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    Chong Hing Bank, Ltd.                                   107,000 $   218,216
    Chow Sang Sang Holdings International, Ltd.           2,391,000   5,583,292
    CHTC Fong's Industries Co., Ltd.                         42,000      10,840
    Chuang's China Investments, Ltd.                      8,401,407     741,645
    Chuang's Consortium International, Ltd.               7,163,043   1,667,648
    CITIC Telecom International Holdings, Ltd.           12,426,125   3,783,062
    CK Life Sciences Intl Holdings, Inc.                 22,972,000   1,879,429
#   CMBC Capital Holdings, Ltd.                          12,270,000     589,088
*   CMMB Vision Holdings, Ltd.                            8,056,000     401,919
    CNQC International Holdings, Ltd.                     2,880,000     914,368
    CNT Group, Ltd.                                       8,303,264     520,198
#*  Common Splendor International Health Industry
      Group, Ltd.                                         9,024,000     681,418
*   Continental Holdings, Ltd.                              450,000       5,997
#   Convenience Retail Asia, Ltd.                           142,000      70,664
#*  Convoy Global Holdings, Ltd.                         45,930,000   1,040,105
*   Cosmopolitan International Holdings, Ltd.               440,000      28,127
#   Cowell e Holdings, Inc.                               1,993,000     815,109
*   CP Lotus Corp.                                       11,880,000     231,432
*   Crocodile Garments                                    2,085,000     266,852
#   Cross-Harbour Holdings, Ltd. (The)                      889,956   1,351,225
    CSI Properties, Ltd.                                 39,356,383   2,090,285
#   CW Group Holdings, Ltd.                               2,711,500     454,556
    Dah Sing Banking Group, Ltd.                          3,948,316   8,455,749
#   Dah Sing Financial Holdings, Ltd.                     1,500,544  10,617,717
    Dickson Concepts International, Ltd.                  1,282,500     484,165
*   Ding He Mining Holdings, Ltd.                         8,124,000      39,474
    Dynamic Holdings, Ltd.                                   52,000      53,897
    Eagle Nice International Holdings, Ltd.               1,846,000     762,814
    EcoGreen International Group, Ltd.                    1,634,640     337,255
    Emperor Capital Group, Ltd.                          31,323,000   2,802,291
    Emperor Entertainment Hotel, Ltd.                     4,665,000   1,223,993
    Emperor International Holdings, Ltd.                  9,154,753   3,537,695
*   Emperor Watch & Jewellery, Ltd.                      26,450,000   1,151,483
*   Enerchina Holdings, Ltd.                             20,782,500     493,607
*   ENM Holdings, Ltd.                                   14,680,000     977,374
#*  Esprit Holdings, Ltd.                                14,828,050   7,306,207
*   eSun Holdings, Ltd.                                   4,444,000     557,367
*   Eternity Investment, Ltd.                               830,000      19,855
#   Fairwood Holdings, Ltd.                                 719,100   2,973,587
    Far East Consortium International, Ltd.               9,468,288   5,220,217
*   Far East Holdings International, Ltd.                   720,000      63,475
#   FIH Mobile, Ltd.                                     16,311,000   5,449,905
    First Pacific Co., Ltd.                               6,020,000   4,505,344
*   First Shanghai Investments, Ltd.                      5,576,000     754,952
    Fountain SET Holdings, Ltd.                           5,842,000     769,815
#   Four Seas Mercantile Holdings, Ltd.                     610,000     275,871
*   Freeman FinTech Corp., Ltd.                          15,420,000     986,329
    Fulum Group Holdings, Ltd.                               76,000      10,017
    Future Bright Holdings, Ltd.                          3,288,000     294,470
*   Future World Financial Holdings, Ltd.                   205,723       3,529
*   G-Resources Group, Ltd.                             172,599,600   2,253,443
#*  GCL New Energy Holdings, Ltd.                        28,696,000   1,321,347
#   Get Nice Financial Group, Ltd.                        1,258,600     206,074

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
#   Get Nice Holdings, Ltd.                              41,752,000 $ 1,468,403
    Giordano International, Ltd.                         11,466,000   6,380,504
*   Global Brands Group Holding, Ltd.                    33,378,000   3,158,556
    Glorious Sun Enterprises, Ltd.                        4,328,000     504,574
    Gold Peak Industries Holdings, Ltd.                   3,029,642     296,963
    Golden Resources Development International, Ltd.      3,330,500     217,199
#*  Good Resources Holdings, Ltd.                         9,720,000     515,469
    Goodbaby International Holdings, Ltd.                   304,000     148,977
*   Grande Holdings, Ltd. (The)                             882,000      32,163
    Great Eagle Holdings, Ltd.                              614,566   3,370,224
    Guangnan Holdings, Ltd.                               2,363,600     326,757
    Guoco Group, Ltd.                                         2,000      23,447
#   Guotai Junan International Holdings, Ltd.            24,430,797   7,521,262
#   Haitong International Securities Group, Ltd.         13,596,015   7,835,664
    Hanison Construction Holdings, Ltd.                   2,103,649     411,549
*   Hao Tian Development Group, Ltd.                     19,412,388     645,144
    Harbour Centre Development, Ltd.                        935,500   1,749,554
*   Henry Group Holdings, Ltd.                              560,000     117,399
    High Fashion International, Ltd.                        268,000      69,994
    HKBN, Ltd.                                            3,280,500   3,242,640
*   HKR International, Ltd.                               6,035,136   3,351,232
    Hon Kwok Land Investment Co., Ltd.                      388,800     240,193
    Hong Kong Aircraft Engineering Co., Ltd.                126,800     884,331
*   Hong Kong Building & Loan Agency, Ltd. (The)            752,000      20,393
    Hong Kong Ferry Holdings Co., Ltd.                      866,300   1,011,180
    Hong Kong Shanghai Alliance Holdings, Ltd.            1,248,002     135,629
*   Hong Kong Television Network, Ltd.                    3,075,751   1,054,644
#   Hongkong & Shanghai Hotels, Ltd. (The)                2,198,612   3,908,204
    Hongkong Chinese, Ltd.                                5,038,000     922,270
    Hop Hing Group Holdings, Ltd.                        10,176,000     299,459
    Hopewell Holdings, Ltd.                               3,366,000  12,874,168
#*  Hsin Chong Group Holdings, Ltd.                      13,109,658     440,580
#*  Huarong Investment Stock Corp., Ltd.                    490,000      70,973
*   Huisheng International Holdings, Ltd.                 3,328,000     174,567
    Hung Hing Printing Group, Ltd.                        2,728,000     579,376
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.                                               12,042,000   4,620,796
*   I-CABLE Communications, Ltd.                          4,761,000     328,711
#   IGG, Inc.                                             7,821,000  13,156,958
*   Imagi International Holdings, Ltd.                    2,142,300     166,878
*   International Standard Resources Holdings, Ltd.      15,485,250     144,627
*   iOne Holdings, Ltd.                                  14,160,000     345,797
    IPE Group, Ltd.                                       3,345,000     834,719
#*  IRC, Ltd.                                            10,590,266     488,024
    IT, Ltd.                                              4,344,532   2,167,318
    ITC Properties Group, Ltd.                            5,487,001   2,140,896
*   Jinhui Holdings Co., Ltd.                               102,000      13,093
    Johnson Electric Holdings, Ltd.                       2,358,750   8,381,577
    Kader Holdings Co., Ltd.                                 92,000       9,427
    Kam Hing International Holdings, Ltd.                 1,830,000     121,783
*   Kantone Holdings, Ltd.                                  919,364      59,961
    Karrie International Holdings, Ltd.                   1,878,000     297,773
    Keck Seng Investments                                   878,600     756,747
    Kerry Logistics Network, Ltd.                         2,406,000   3,459,814

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    Kingmaker Footwear Holdings, Ltd.                     1,914,955 $   563,473
*   Kong Sun Holdings, Ltd.                               6,275,000     272,484
    Kowloon Development Co., Ltd.                         2,541,000   2,799,084
*   Kwan On Holdings, Ltd.                                2,340,000     379,893
    Kwoon Chung Bus Holdings, Ltd.                           44,000      26,179
    L'Occitane International SA                             807,000   1,865,566
*   L'sea Resources International Holdings, Ltd.          5,480,000      69,625
    Lai Sun Development Co., Ltd.                        92,468,345   3,428,330
    Lai Sun Garment International, Ltd.                   3,347,156   1,474,061
    Lam Soon Hong Kong, Ltd.                                302,310     437,050
#*  Landing International Development, Ltd.             264,680,000   3,045,270
    Landsea Green Properties Co., Ltd.                      948,000      89,722
*   LEAP Holdings Group, Ltd.                             5,160,000     171,656
#   Li & Fung, Ltd.                                       1,860,000     680,400
    Lifestyle International Holdings, Ltd.                2,133,500   2,903,685
    Lippo China Resources, Ltd.                          20,922,000     749,504
    Lippo, Ltd.                                           1,161,700     698,796
    Liu Chong Hing Investment, Ltd.                       1,313,200   2,171,102
    Luk Fook Holdings International, Ltd.                 3,243,000  11,906,866
    Luks Group Vietnam Holdings Co., Ltd.                   514,913     169,335
    Lung Kee Bermuda Holdings                             1,609,875     747,828
#*  Macau Legend Development, Ltd.                       17,592,000   3,036,242
    Magnificent Hotel Investment, Ltd.                   13,170,000     382,446
*   Man Sang International, Ltd.                            132,000       7,774
#   Man Wah Holdings, Ltd.                               13,578,800  11,721,223
*   Mason Group Holdings, Ltd.                           48,153,399     640,208
#   Master Glory Group, Ltd.(BYTP1T9)                    45,010,592     615,262
    Master Glory Group, Ltd.(BYTP1T9)                       394,860       5,409
    Matrix Holdings, Ltd.                                 1,067,414     443,278
    Melbourne Enterprises, Ltd.                              39,500     963,187
    Melco International Development, Ltd.                 5,011,000  11,840,965
    Microport Scientific Corp.                              133,000     104,820
#*  Midland Holdings, Ltd.                                5,182,000   1,378,195
*   Midland IC&I, Ltd.                                    2,591,000     130,863
    Ming Fai International Holdings, Ltd.                 2,148,000     338,034
    Miramar Hotel & Investment                              922,000   2,112,207
    Modern Dental Group, Ltd.                               214,000      82,096
*   Mongolian Mining Corp.                               12,498,000     440,571
    NagaCorp, Ltd.                                       11,214,000   6,835,442
    Nanyang Holdings, Ltd.                                  133,500     727,739
    National Electronic Hldgs                             2,668,600     368,367
*   National United Resources Holdings, Ltd.             18,280,000      62,253
*   Neo-Neon Holdings, Ltd.                               2,337,500     254,036
*   Neptune Group, Ltd.                                   1,105,000      47,329
*   NetMind Financial Holdings, Ltd.                    133,296,000     630,745
*   New Century Group Hong Kong, Ltd.                    13,351,464     237,045
*   NEW Concepts Holdings, Ltd.                             928,000     441,962
*   New Times Energy Corp., Ltd.                          8,918,600     281,853
*   Newocean Energy Holdings, Ltd.                        8,052,000   2,380,005
*   Next Digital, Ltd.                                    4,295,183     209,087
*   Nine Express, Ltd.                                   12,438,000     453,218
*   O Luxe Holdings, Ltd.                                11,674,500   2,165,568
*   OCI International Holdings, Ltd.                         56,000      10,359

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
    On Time Logistics Holdings, Ltd.                        784,000 $   390,346
#   OP Financial Investments, Ltd.                          828,000     274,358
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                                9,759,706   1,236,057
*   Orient Overseas International, Ltd.                   1,483,500  13,806,028
#   Oriental Watch Holdings                               3,070,800     648,027
*   Pacific Andes International Holdings, Ltd.           19,435,067      68,178
*   Pacific Basin Shipping, Ltd.                         30,943,000   6,761,038
*   Pacific Plywood Holdings, Ltd.                        2,200,000     126,678
#   Pacific Textiles Holdings, Ltd.                       6,707,000   7,584,979
    Pak Fah Yeow International, Ltd.                          5,000       2,195
    Paliburg Holdings, Ltd.                               3,152,830   1,347,248
*   Pan Asia Environmental Protection Group, Ltd.           214,000      20,249
#*  Paradise Entertainment, Ltd.                          3,652,000     477,170
*   Pearl Oriental Oil, Ltd.                             11,849,400     263,837
*   Pegasus Entertainment Holdings, Ltd.                    664,000      16,144
    Pegasus International Holdings, Ltd.                    226,000      28,929
    Perfect Shape Beauty Technology, Ltd.                 1,172,000     134,974
#   Pico Far East Holdings, Ltd.                          5,578,000   2,299,149
    Playmates Holdings, Ltd.                              6,920,000     983,031
    Playmates Toys, Ltd.                                  6,208,000   1,056,419
#   Pokfulam Development Co.                                234,000     589,954
    Polytec Asset Holdings, Ltd.                         11,323,526     978,264
    PT International Development Co., Ltd.                2,839,150     192,650
    Public Financial Holdings, Ltd.                       3,102,000   1,440,943
    PuraPharm Corp., Ltd.                                   137,000      60,866
*   PYI Corp., Ltd.                                      24,147,973     531,399
*   Qianhai Health Holdings, Ltd.                           157,499       1,671
    Raymond Industrial, Ltd.                                 30,400       4,221
#   Regal Hotels International Holdings, Ltd.             2,871,800   2,249,222
*   Regent Pacific Group, Ltd.                            1,470,000      54,503
#   Regina Miracle International Holdings, Ltd.           1,401,000   1,233,825
#*  Rentian Technology Holdings, Ltd.                    11,250,000     547,079
*   Runway Global Holdings Co., Ltd.                        588,000      76,746
    SA SA International Holdings, Ltd.                   11,234,688   4,126,674
    Safety Godown Co., Ltd.                                 400,000   1,024,100
    SAS Dragon Holdings, Ltd.                             2,120,000     626,891
#   SEA Holdings, Ltd.                                    1,172,000   1,380,100
*   SEEC Media Group, Ltd.                                6,100,000      28,093
#   Shenwan Hongyuan HK, Ltd.                             4,201,250   1,583,257
*   Shougang Concord Grand Group, Ltd.                    1,158,000      33,798
    Shun Ho Property Investments, Ltd.                    1,254,757     494,437
*   Shun Tak Holdings, Ltd.                              13,985,419   6,031,317
*   Silver base Group Holdings, Ltd.                      3,641,515     242,223
*   Sincere Watch Hong Kong, Ltd.                         4,450,000      95,098
    Sing Tao News Corp., Ltd.                             1,974,000     255,112
#*  Singamas Container Holdings, Ltd.                    11,510,000   1,648,832
    SIS International Holdings                               34,000      18,275
    SITC International Holdings Co., Ltd.                 2,029,000   1,688,078
#   Sitoy Group Holdings, Ltd.                            1,463,000     320,065
    Sky Light Holdings, Ltd.                                304,000      60,247
    SmarTone Telecommunications Holdings, Ltd.            3,918,031   5,145,465
*   SOCAM Development, Ltd.                               1,744,771     528,950
*   Solartech International Holdings, Ltd.               11,520,000     751,821

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
*   Solomon Systech International, Ltd.                  10,100,000 $   459,343
    Soundwill Holdings, Ltd.                                596,500   1,495,163
*   South China Assets Holdings, Ltd.                     1,679,170      11,921
*   South China Financial Holdings, Ltd.                 18,650,000     124,037
*   South China Holdings Co., Ltd.                       17,774,503     682,100
    Stella International Holdings, Ltd.                   1,774,000   3,040,557
*   Stelux Holdings International, Ltd.                   3,011,400     258,210
    Strong Petrochemical Holdings, Ltd.                   1,928,000     397,614
*   Success Universe Group, Ltd.                          6,716,000     185,272
#*  Summit Ascent Holdings, Ltd.                          3,490,000     789,770
    Sun Hing Vision Group Holdings, Ltd.                    358,000     143,961
    Sun Hung Kai & Co., Ltd.                              4,771,429   3,150,984
*   Suncorp Technologies, Ltd.                            1,970,000       6,540
    Sunwah Kingsway Capital Holdings, Ltd.                7,690,000     116,099
    TAI Cheung Holdings, Ltd.                             2,114,000   2,304,966
    Tai Sang Land Development, Ltd.                         781,910     548,783
*   Talent Property Group, Ltd.                          14,355,000     176,352
#   Tan Chong International, Ltd.                         1,176,000     368,238
    Tao Heung Holdings, Ltd.                              1,166,000     241,842
    Television Broadcasts, Ltd.                           2,183,300   7,992,134
*   Termbray Industries International Holdings, Ltd.      2,304,900     250,977
    Tern Properties Co., Ltd.                                51,200      30,976
#   Texwinca Holdings, Ltd.                               6,986,000   4,238,200
    Tian Teck Land, Ltd.                                  1,024,000   1,193,046
    TK Group Holdings, Ltd.                                 172,000      70,369
*   Tom Group, Ltd.                                         858,000     211,035
#   Town Health International Medical Group, Ltd.         4,318,000     326,240
#   Tradelink Electronic Commerce, Ltd.                   5,670,000   1,073,840
#   Transport International Holdings, Ltd.                1,306,141   4,404,936
#*  Trinity, Ltd.                                         8,046,000     463,480
*   TSC Group Holdings, Ltd.                              3,386,000     299,051
#   Tsui Wah Holdings, Ltd.                               1,840,000     284,679
#*  United Laboratories International Holdings, Ltd.
      (The)                                               5,776,000   3,620,162
*   Universal Technologies Holdings, Ltd.                 7,410,000     280,584
*   Up Energy Development Group, Ltd.                     3,929,000      12,173
    Upbest Group, Ltd.                                       72,000      11,265
*   Value Convergence Holdings, Ltd.                      3,280,000     545,557
#   Value Partners Group, Ltd.                            1,896,000   1,761,604
    Vanke Property Overseas, Ltd.                            49,000      30,725
    Vantage International Holdings, Ltd.                  3,160,000     451,988
    Varitronix International, Ltd.                        2,769,293   1,478,629
    Vedan International Holdings, Ltd.                    3,576,000     420,995
    Victory City International Holdings, Ltd.            24,979,660     846,880
    Vitasoy International Holdings, Ltd.                  5,585,000  11,934,921
*   VS International Group, Ltd.                            488,000      18,124
#   VST Holdings, Ltd.                                    5,221,600   1,385,937
    VTech Holdings, Ltd.                                    854,500  12,359,743
    Wai Kee Holdings, Ltd.                                7,640,738   3,465,303
    Wang On Group, Ltd.                                   5,160,000      46,855
    Win Hanverky Holdings, Ltd.                           2,734,000     384,708
*   Winfull Group Holdings, Ltd.                          9,512,000     238,603
    Wing On Co. International, Ltd.                         759,000   2,560,676
    Wing Tai Properties, Ltd.                             1,993,331   1,364,178

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Wonderful Sky Financial Group Holdings, Ltd.           898,000 $    232,090
    Wong's International Holdings, Ltd.                    737,641      308,090
    Wong's Kong King International                         322,000       42,423
    Xinyi Glass Holdings, Ltd.                          17,658,000   18,245,960
    Yangtzekiang Garment, Ltd.                             606,500      228,947
*   Yat Sing Holdings, Ltd.                                190,000       88,552
*   Yau Lee Holdings, Ltd.                                 424,000       66,453
#   Yeebo International Holdings, Ltd.                   2,922,000    1,603,324
    YGM Trading, Ltd.                                      447,000      403,829
*   YT Realty Group, Ltd.                                  749,000      234,960
    Yugang International, Ltd.                          90,818,000    2,210,209
                                                                   ------------
TOTAL HONG KONG                                                     498,803,631
                                                                   ------------
NEW ZEALAND -- (7.0%)
#*  a2 Milk Co., Ltd.                                    2,469,247    8,188,481
    Abano Healthcare Group, Ltd.                            30,725      237,686
    Air New Zealand, Ltd.                                3,693,701    9,299,152
    Arvida Group, Ltd.                                      87,109       84,405
    Briscoe Group, Ltd.                                      2,235        6,821
    CBL Corp., Ltd.                                         10,545       28,752
    Chorus, Ltd.                                         2,223,591    7,451,232
    Colonial Motor Co., Ltd. (The)                         144,588      829,089
    Comvita, Ltd.                                            2,780       12,723
    Contact Energy, Ltd.                                 1,741,560    7,012,641
    EBOS Group, Ltd.                                       451,590    6,134,699
    Evolve Education Group, Ltd.                            36,611       27,464
#   Freightways, Ltd.                                      974,609    5,818,044
    Genesis Energy, Ltd.                                 1,219,140    2,271,018
    Gentrack Group, Ltd.                                    20,725       77,839
    Hallenstein Glasson Holdings, Ltd.                     242,445      564,017
    Heartland Bank, Ltd.                                 1,040,255    1,421,906
    Infratil, Ltd.                                       3,268,694    7,588,597
    Investore Property, Ltd.                                22,938       23,759
    Kathmandu Holdings, Ltd.                               715,217    1,219,812
#   Mainfreight, Ltd.                                      539,049    9,837,178
    Methven, Ltd.                                           96,877       81,444
#   Metlifecare, Ltd.                                      600,280    2,520,367
#   Metro Performance Glass, Ltd.                           49,156       56,863
    Millennium & Copthorne Hotels New Zealand, Ltd.        395,725      820,157
*   New Zealand Oil & Gas, Ltd.                            829,896      373,727
    New Zealand Refining Co., Ltd. (The)                   616,799    1,143,657
#   NZME, Ltd.                                             945,851      658,971
#   NZX, Ltd.                                              952,265      843,019
    Opus International Consultants, Ltd.                    12,925        9,665
*   Orion Health Group, Ltd.                                 4,001        3,725
*   Pacific Edge, Ltd.                                     442,720      149,511
    PGG Wrightson, Ltd.                                    999,976      435,723
#   Port of Tauranga, Ltd.                               2,576,525    9,054,944
    Restaurant Brands New Zealand, Ltd.                    593,355    2,858,459
*   Rubicon, Ltd.                                        1,442,620      243,252
    Ryman Healthcare, Ltd.                               1,088,451    7,208,535
    Sanford, Ltd.                                          382,357    2,083,739
    Scales Corp., Ltd.                                      74,965      192,012

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NEW ZEALAND -- (Continued)
    Scott Technology, Ltd.                                  45,734 $    116,720
#   Skellerup Holdings, Ltd.                               563,985      711,849
    SKY Network Television, Ltd.                         2,080,268    5,170,462
    SKYCITY Entertainment Group, Ltd.                    5,292,424   16,061,340
    Steel & Tube Holdings, Ltd.                            441,625      732,822
    Summerset Group Holdings, Ltd.                         824,827    3,004,627
    Tilt Renewables, Ltd.                                   87,581      142,123
    Tourism Holdings, Ltd.                                 387,215    1,245,430
*   Tower, Ltd.                                            887,040      626,187
    Trade Me Group, Ltd.                                 1,783,440    7,332,743
    Trustpower, Ltd.                                       145,712      634,854
    Vector, Ltd.                                         1,381,288    3,529,802
    Warehouse Group, Ltd. (The)                            698,604    1,133,341
*   Xero, Ltd.                                             187,902    3,722,951
    Z Energy, Ltd.                                         365,111    2,122,700
                                                                   ------------
TOTAL NEW ZEALAND                                                   143,161,036
                                                                   ------------
SINGAPORE -- (10.2%)
*   Abterra, Ltd.                                          461,800       78,091
    Accordia Golf Trust                                  3,173,100    1,650,096
    AEM Holdings, Ltd.                                       9,900       19,720
#   Amara Holdings, Ltd.                                   974,800      366,654
    Ascendas India Trust                                 1,521,200    1,290,353
*   ASL Marine Holdings, Ltd.                              148,950       14,230
    Baker Technology, Ltd.                                 289,580      132,413
*   Banyan Tree Holdings, Ltd.                           1,022,900      414,993
#   Best World International, Ltd.                       2,067,250    2,346,833
    Bonvests Holdings, Ltd.                                950,000      914,292
*   Boustead Projects, Ltd.                                497,612      342,499
    Boustead Singapore, Ltd.                             1,827,636    1,279,731
    Breadtalk Group, Ltd.                                  894,200    1,154,834
    Broadway Industrial Group, Ltd.                        224,330       22,671
    Bukit Sembawang Estates, Ltd.                          722,703    3,629,943
    Bund Center Investment, Ltd.                           659,825      382,485
    Centurion Corp., Ltd.                                  825,900      313,918
#   China Aviation Oil Singapore Corp., Ltd.             2,336,199    2,826,788
    China Sunsine Chemical Holdings, Ltd.                  172,500      113,474
    Chip Eng Seng Corp., Ltd.                            3,445,300    1,841,816
    Chuan Hup Holdings, Ltd.                             3,853,500      767,544
    CITIC Envirotech, Ltd.                                 420,600      233,170
    Civmec, Ltd.                                           162,700       73,222
#*  COSCO Shipping International Singapore Co., Ltd.     8,095,300    1,819,879
*   Creative Technology, Ltd.                              272,200      227,865
    CSE Global, Ltd.                                     3,443,600    1,053,976
#   CWT, Ltd.                                            1,799,000    2,746,546
#   Del Monte Pacific, Ltd.                              2,363,364      540,087
#   Delfi, Ltd.                                            788,500    1,166,196
*   DMX Technologies Group, Ltd.                         2,096,000       30,261
    Duty Free International, Ltd.                          132,000       30,160
*   Dyna-Mac Holdings, Ltd.                              2,007,300      204,183
    Elec & Eltek International Co., Ltd.                   154,800      256,940
    EnGro Corp., Ltd.                                      354,000      240,962
#*  Ezion Holdings, Ltd.                                12,591,378    2,229,867

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
SINGAPORE -- (Continued)
#*  Ezra Holdings, Ltd.                                  19,242,923 $  117,859
*   Falcon Energy Group, Ltd.                             1,357,700     54,075
    Far East Orchard, Ltd.                                1,085,585  1,239,378
#   First Resources, Ltd.                                 4,935,500  6,805,968
*   First Ship Lease Trust                                  160,900      9,149
    First Sponsor Group, Ltd.                               440,661    443,943
#   Food Empire Holdings, Ltd.                            1,418,200    689,624
    Fragrance Group, Ltd.                                 6,077,000    736,007
    Frasers Centrepoint, Ltd.                               516,700    733,990
    Frencken Group, Ltd.                                     59,800     22,016
    Fu Yu Corp., Ltd.                                     1,622,200    239,253
#*  Gallant Venture, Ltd.                                 4,992,500    509,009
#   Geo Energy Resources, Ltd.                            2,425,500    456,130
    GK Goh Holdings, Ltd.                                 1,484,065  1,116,027
    GL, Ltd.                                              3,401,300  1,844,550
    Golden Agri-Resources, Ltd.                          22,363,500  6,511,827
*   Golden Energy & Resources, Ltd.                         148,900     41,662
    GP Batteries International, Ltd.                        235,000    137,753
    GP Industries, Ltd.                                   2,567,609  1,146,296
#   GuocoLand, Ltd.                                       1,065,214  1,496,816
#*  Halcyon Agri Corp., Ltd.                              1,695,148    688,744
    Hanwell Holdings, Ltd.                                1,888,219    459,549
#   Haw Par Corp., Ltd.                                      63,200    489,936
    Health Management International, Ltd.                 1,405,730    689,462
    Hi-P International, Ltd.                              1,271,600    956,716
#   Hiap Hoe, Ltd.                                          498,000    272,167
    Ho Bee Land, Ltd.                                     1,604,700  2,863,305
    Hong Fok Corp., Ltd.                                  3,551,394  2,055,204
    Hong Leong Asia, Ltd.                                   716,300    572,912
    Hong Leong Finance, Ltd.                                176,700    342,591
    Hotel Grand Central, Ltd.                             1,531,768  1,526,206
    Hour Glass, Ltd. (The)                                1,814,832    901,716
    Hutchison Port Holdings Trust                         3,377,900  1,603,499
    Hwa Hong Corp., Ltd.                                  2,123,500    502,643
    Hyflux, Ltd.                                          3,262,300  1,154,661
    Indofood Agri Resources, Ltd.                         3,432,100  1,253,705
    InnoTek, Ltd.                                           408,900    117,461
*   IPC Corp., Ltd.                                         177,370     56,168
    Isetan Singapore, Ltd.                                  119,000    365,929
#   Japfa, Ltd.                                           2,179,700    932,076
#   k1 Ventures, Ltd.                                     1,005,220    538,007
    Keppel Infrastructure Trust                           8,949,932  3,631,725
    Keppel Telecommunications & Transportation, Ltd.      1,369,300  1,581,325
    Koh Brothers Group, Ltd.                              1,432,000    305,896
#*  KrisEnergy, Ltd.                                      1,190,300    127,274
    KSH Holdings, Ltd.                                      336,500    202,399
    Lian Beng Group, Ltd.                                 2,253,500  1,006,102
    Low Keng Huat Singapore, Ltd.                           889,800    418,468
    Lum Chang Holdings, Ltd.                              1,094,030    282,511
#   M1, Ltd.                                              2,667,000  3,552,108
#   Mandarin Oriental International, Ltd.                   358,800    725,372
*   Mermaid Maritime PCL                                    274,000     34,355
#   Metro Holdings, Ltd.                                  2,769,292  2,378,894

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
SINGAPORE -- (Continued)
    Mewah International, Inc.                                89,000 $    19,030
#*  Midas Holdings, Ltd.                                  8,558,700   1,292,840
*   Nam Cheong, Ltd.                                      6,557,040      96,772
    Nera Telecommunications, Ltd.                         1,143,400     320,621
    New Toyo International Holdings, Ltd.                 1,624,000     323,348
#*  Noble Group, Ltd.                                     7,518,480   2,075,814
    NSL, Ltd.                                               409,900     432,206
    Olam International, Ltd.                                317,100     456,224
    OUE, Ltd.                                             1,996,500   2,945,863
    Overseas Education, Ltd.                                 65,300      18,290
#   Oxley Holdings, Ltd.                                  2,240,300     958,043
#*  Pacc Offshore Services Holdings, Ltd.                   516,900     108,510
#   Pan-United Corp., Ltd.                                2,435,750   1,007,067
*   Penguin International, Ltd.                             446,032      85,822
    Perennial Real Estate Holdings, Ltd.                    117,100      75,943
#   Q&M Dental Group Singapore, Ltd.                      2,243,100   1,058,949
    QAF, Ltd.                                             1,359,162   1,308,658
*   Raffles Education Corp., Ltd.                         4,176,710     596,720
#   Raffles Medical Group, Ltd.                           4,760,478   4,516,516
    RHT Health Trust                                      3,131,500   2,055,871
    Riverstone Holdings, Ltd.                             1,182,600     920,609
    Rotary Engineering, Ltd.                              1,499,400     397,902
#*  Rowsley, Ltd.                                         4,411,200     386,837
    Roxy-Pacific Holdings, Ltd.                             297,500     115,071
    San Teh, Ltd.                                           171,787      21,712
#   SATS, Ltd.                                              850,500   3,030,232
    SBS Transit, Ltd.                                       926,200   1,756,030
#   SembCorp Industries, Ltd.                             3,431,700   8,172,807
#   SembCorp Marine, Ltd.                                 3,825,900   4,754,483
    Sheng Siong Group, Ltd.                               4,266,400   2,974,860
#   SHS Holdings, Ltd.                                    2,304,100     374,428
    SIA Engineering Co., Ltd.                               250,100     671,462
#   SIIC Environment Holdings, Ltd.                       4,602,820   1,647,349
#   Sinarmas Land, Ltd.                                   6,897,100   2,160,828
    Sing Holdings, Ltd.                                   1,150,700     313,868
    Sing Investments & Finance, Ltd.                        309,475     345,788
#   Singapore Post, Ltd.                                 10,740,900  10,416,894
    Singapore Reinsurance Corp., Ltd.                     1,514,530     357,968
    Singapore Shipping Corp., Ltd.                        1,640,700     338,950
    Singapura Finance, Ltd.                                 348,124     264,449
#*  Sino Grandness Food Industry Group, Ltd.              4,336,435     703,001
    Stamford Land Corp., Ltd.                             3,188,100   1,224,161
#   StarHub, Ltd.                                         1,826,100   3,677,966
    Straco Corp., Ltd.                                      130,000      81,952
    Sunningdale Tech, Ltd.                                  881,360   1,312,902
*   SunVic Chemical Holdings, Ltd.                        1,137,845      74,542
#*  Swiber Holdings, Ltd.                                 2,895,250      43,584
*   Tat Hong Holdings, Ltd.                               2,662,560     726,225
    Tiong Woon Corp. Holding, Ltd.                          228,100      41,196
#   Tuan Sing Holdings, Ltd.                              4,252,495   1,049,083
#   UMS Holdings, Ltd.                                    2,656,700   2,076,741
    United Engineers, Ltd.                                3,318,328   6,410,254
#   United Industrial Corp., Ltd.                           174,269     412,691

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                       SHARES      VALUE++
                                                     ---------- --------------
SINGAPORE -- (Continued)
      United Overseas Insurance, Ltd.                   181,850 $      769,976
      UOB-Kay Hian Holdings, Ltd.                     2,008,761      2,045,217
      UOL Group, Ltd.                                 1,885,717     10,971,915
#     UPP Holdings, Ltd.                              3,076,900        589,998
      Valuetronics Holdings, Ltd.                     1,915,950      1,144,759
      Venture Corp., Ltd.                             1,994,100     19,372,045
      Vibrant Group, Ltd.                             1,974,019        561,465
      Vicom, Ltd.                                       119,500        499,934
      Wee Hur Holdings, Ltd.                          2,670,400        473,221
      Wheelock Properties Singapore, Ltd.             1,949,200      2,688,791
      Wing Tai Holdings, Ltd.                         3,573,667      5,377,908
#     Yeo Hiap Seng, Ltd.                               223,731        213,776
      YHI International, Ltd.                           176,200         49,716
*     Yongnam Holdings, Ltd.                          2,977,200        516,358
      Zhongmin Baihui Retail Group, Ltd.                 26,900         20,616
                                                                --------------
TOTAL SINGAPORE                                                    210,002,737
                                                                --------------
TOTAL COMMON STOCKS                                              1,764,032,201
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Link Administration Holdings, Ltd. Rights
        07/17/17                                        253,844             --
                                                                --------------
HONG KONG -- (0.0%)
*     International Standard Resources Holdings,
        Ltd. Warrants 05/10/18                        3,097,050          6,344
                                                                --------------
NEW ZEALAND -- (0.0%)
*     Orion Health Group, Ltd. Rights 06/29/17              889            227
                                                                --------------
SINGAPORE -- (0.0%)
*     Duty Free International, Ltd. Rights 05/13/22      17,080            290
                                                                --------------
TOTAL RIGHTS/WARRANTS                                                    6,861
                                                                --------------
TOTAL INVESTMENT SECURITIES                                      1,764,039,062
                                                                --------------

                                                                   VALUE+
                                                                --------------
SECURITIES LENDING COLLATERAL -- (14.1%)
(S)@  DFA Short Term Investment Fund                 25,105,919    290,525,694
                                                                --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,975,724,459)^^           $2,054,564,756
                                                                ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia                           -- $  909,676,287   --    $  909,676,287
   China                               --      2,388,510   --         2,388,510
   Hong Kong                   $  781,738    498,021,893   --       498,803,631
   New Zealand                         --    143,161,036   --       143,161,036
   Singapore                    1,146,296    208,856,441   --       210,002,737
Rights/Warrants
   Hong Kong                           --          6,344   --             6,344
   New Zealand                         --            227   --               227
   Singapore                           --            290   --               290
Securities Lending Collateral          --    290,525,694   --       290,525,694
                               ---------- --------------   --    --------------
TOTAL                          $1,928,034 $2,052,636,722   --    $2,054,564,756
                               ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (97.6%)

Consumer Discretionary -- (20.2%)
    4imprint Group P.L.C.                                   100,984 $ 2,104,946
    888 Holdings P.L.C.                                   1,003,090   3,408,234
    AA P.L.C.                                             3,246,551  10,461,766
    B&M European Value Retail SA                          3,475,343  16,516,802
    Bellway P.L.C.                                          686,795  28,920,015
    Berkeley Group Holdings P.L.C.                          262,704  12,115,488
    Bloomsbury Publishing P.L.C.                            290,057     687,750
    Bovis Homes Group P.L.C.                                921,633  12,303,994
    Card Factory P.L.C.                                   1,121,366   4,530,365
*   Carpetright P.L.C.                                       95,402     245,682
#   Centaur Media P.L.C.                                    537,905     383,522
    Cineworld Group P.L.C.                                1,228,419  11,168,906
    Connect Group P.L.C.                                  1,312,384   1,922,151
    Crest Nicholson Holdings P.L.C.                       1,675,833  11,898,961
    Daily Mail & General Trust P.L.C.                     1,314,134  11,052,387
    Debenhams P.L.C.                                      6,862,458   3,893,525
    DFS Furniture P.L.C.                                    440,632   1,233,409
    Dignity P.L.C.                                          279,263   9,390,094
    Dixons Carphone P.L.C.                                4,077,082  14,480,699
    Domino's Pizza Group P.L.C.                           2,536,833   8,915,278
    Dunelm Group P.L.C.                                     384,367   3,054,256
*   EI Group P.L.C.                                       3,243,847   6,092,155
    Entertainment One, Ltd.                               1,165,248   3,663,882
    Euromoney Institutional Investor P.L.C.                 282,895   4,135,157
*   Findel P.L.C.                                           239,314     571,944
    Fuller Smith & Turner P.L.C. Class A                    135,207   1,815,153
*   Future P.L.C.                                            52,125     219,195
    Games Workshop Group P.L.C.                             117,419   2,483,874
    Greene King P.L.C.                                    1,786,209  16,136,073
    Greggs P.L.C.                                           567,823   8,240,633
    GVC Holdings P.L.C.                                   1,377,454  13,970,170
    Gym Group P.L.C. (The)                                  285,428     729,040
    Halfords Group P.L.C.                                 1,245,441   5,479,224
    Headlam Group P.L.C.                                    451,965   3,506,347
    Henry Boot P.L.C.                                       421,082   1,678,535
    Hostelworld Group P.L.C.                                 73,500     285,622
    Huntsworth P.L.C.                                     1,023,671     995,803
    Inchcape P.L.C.                                       2,190,976  23,225,198
    ITE Group P.L.C.                                      1,532,231   3,655,897
    J D Wetherspoon P.L.C.                                  481,928   6,502,862
#*  Jackpotjoy P.L.C.                                        82,760     736,641
    JD Sports Fashion P.L.C.                              2,325,390  10,991,849
*   Jimmy Choo P.L.C.                                       338,542   1,021,517
    John Menzies P.L.C.                                     476,310   4,406,345
    Ladbrokes Coral Group P.L.C.                          5,357,119   8,939,572
#   Laura Ashley Holdings P.L.C.                          1,465,488     198,347
    Lookers P.L.C.                                        1,876,000   2,717,435
    Marston's P.L.C.                                      3,644,221   5,579,386
    McCarthy & Stone P.L.C.                               1,498,876   3,353,707
    Millennium & Copthorne Hotels P.L.C.                  1,000,376   6,040,167
    Mitchells & Butlers P.L.C.                            1,157,232   3,689,115

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    MJ Gleeson P.L.C.                                      190,880 $  1,737,476
#*  Mothercare P.L.C.                                      727,317      976,084
    N Brown Group P.L.C.                                 1,045,736    4,306,696
#*  Ocado Group P.L.C.                                   2,584,145   10,265,884
    On the Beach Group P.L.C.                               68,944      423,506
    Pendragon P.L.C.                                     6,872,682    2,716,782
#   Pets at Home Group P.L.C.                            1,313,073    2,819,065
    Photo-Me International P.L.C.                        1,188,523    2,568,712
*   Punch Taverns P.L.C.                                   133,442      312,051
    Rank Group P.L.C.                                      828,509    2,558,677
    Redrow P.L.C.                                        1,386,677   10,836,021
    Restaurant Group P.L.C. (The)                        1,177,060    5,192,617
*   Sportech P.L.C.                                        396,817      518,383
#*  Sports Direct International P.L.C.                   1,243,765    6,222,764
    SSP Group P.L.C.                                     1,668,060   11,212,714
    STV Group P.L.C.                                         4,868       24,998
    SuperGroup P.L.C.                                      289,877    5,732,087
    Tarsus Group P.L.C.                                    207,820      822,202
    Ted Baker P.L.C.                                       153,478    5,093,261
    Thomas Cook Group P.L.C.                             8,687,680   12,586,728
    Topps Tiles P.L.C.                                     925,429    1,011,055
    Trinity Mirror P.L.C.                                1,714,822    2,365,084
    UBM P.L.C.                                           2,081,478   19,874,821
    Vitec Group P.L.C. (The)                               163,520    2,174,776
    WH Smith P.L.C.                                        680,498   15,808,849
    William Hill P.L.C.                                  4,381,360   14,481,085
                                                                   ------------
Total Consumer Discretionary                                        462,391,453
                                                                   ------------
Consumer Staples -- (4.8%)
    A.G. Barr P.L.C.                                       670,323    5,298,104
#   Anglo-Eastern Plantations P.L.C.                       104,452    1,164,647
    Booker Group P.L.C.                                  8,370,700   21,257,030
    Britvic P.L.C.                                       1,321,646   12,445,711
    Cranswick P.L.C.                                       286,711   10,977,164
#   Dairy Crest Group P.L.C.                               841,204    6,584,097
    Devro P.L.C.                                           956,939    2,726,020
    Greencore Group P.L.C.                               3,643,038   10,752,902
    Hilton Food Group P.L.C.                                62,832      560,516
    McBride P.L.C.                                       1,064,464    2,654,736
    McColl's Retail Group P.L.C.                            54,864      168,939
*   Premier Foods P.L.C.                                 4,724,268    2,447,098
    PZ Cussons P.L.C.                                    1,595,733    7,644,288
*   REA Holdings P.L.C.                                     50,639      217,254
    Stock Spirits Group P.L.C.                             814,686    1,752,412
    Tate & Lyle P.L.C.                                   2,590,475   22,970,157
                                                                   ------------
Total Consumer Staples                                              109,621,075
                                                                   ------------
Energy -- (3.8%)
    Amec Foster Wheeler P.L.C.                           2,037,469   11,951,622
    Anglo Pacific Group P.L.C.                             798,827    1,234,425
*   Cairn Energy P.L.C.                                  3,678,960    8,734,152
*   EnQuest P.L.C.                                       6,129,232    2,720,833

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (Continued)
*   Gulf Keystone Petroleum, Ltd.                           184,232 $   228,927
    Gulf Marine Services P.L.C.                             122,883     100,317
*   Hunting P.L.C.                                          892,983   5,526,646
    James Fisher & Sons P.L.C.                              270,159   5,592,348
    John Wood Group P.L.C.                                1,951,303  15,748,103
*   Lamprell P.L.C.                                       1,179,326   1,540,615
*   Nostrum Oil & Gas P.L.C.                                118,854     634,521
*   Ophir Energy P.L.C.                                   4,544,480   4,374,643
    Petrofac, Ltd.                                        1,280,913   7,568,615
#*  Premier Oil P.L.C.                                    3,029,094   2,423,307
    Soco International P.L.C.                             1,239,300   1,981,498
    Stobart Group, Ltd.                                   1,086,251   3,946,021
#*  Tullow Oil P.L.C.                                     5,659,078  12,586,640
                                                                    -----------
Total Energy                                                         86,893,233
                                                                    -----------
Financials -- (15.3%)
    Aberdeen Asset Management P.L.C.                      3,353,713  14,578,284
*   Aldermore Group P.L.C.                                  995,877   2,850,751
    Arrow Global Group P.L.C.                               913,527   5,268,630
    Ashmore Group P.L.C.                                  2,003,377   9,510,688
    Beazley P.L.C.                                        2,809,403  18,986,207
    BGEO Group P.L.C.                                       235,264  10,706,902
    Brewin Dolphin Holdings P.L.C.                        1,601,324   7,589,533
    Charles Stanley Group P.L.C.                            122,025     623,738
    Charles Taylor P.L.C.                                   192,071     606,870
    Chesnara P.L.C.                                         678,516   3,416,196
    Close Brothers Group P.L.C.                             810,926  16,488,517
    CMC Markets P.L.C.                                      262,504     548,969
*   CYBG P.L.C.                                           2,144,115   7,552,662
    esure Group P.L.C.                                    1,611,045   6,293,179
    Hansard Global P.L.C.                                    16,468      18,810
    Hastings Group Holdings P.L.C.                          667,226   2,700,042
    Hiscox, Ltd.                                          1,520,623  26,052,113
    IG Group Holdings P.L.C.                              1,873,393  15,735,775
    Intermediate Capital Group P.L.C.                     1,550,728  18,542,072
    International Personal Finance P.L.C.                 1,132,765   2,835,248
#*  IP Group P.L.C.(B128J45)                              1,822,358   3,422,180
    IP Group P.L.C.(BZ3T570)                                140,181       4,624
#*  Janus Henderson Group P.L.C.                            562,840  18,589,480
    Jardine Lloyd Thompson Group P.L.C.                     678,485  10,622,567
    Jupiter Fund Management P.L.C.                        2,227,194  15,670,149
    Just Group P.L.C.                                     1,936,778   3,756,604
    Lancashire Holdings, Ltd.                             1,189,780  11,415,568
    Man Group P.L.C.                                      9,049,878  19,105,461
    NEX Group P.L.C.                                      1,655,470  14,557,790
    Novae Group P.L.C.                                      324,392   3,021,076
#   OneSavings Bank P.L.C.                                  780,990   4,063,399
    Paragon Group of Cos. P.L.C. (The)                    1,614,979   9,222,007
    Phoenix Group Holdings                                1,922,340  19,359,811
    Rathbone Brothers P.L.C.                                243,591   8,586,291
    River & Mercantile Group P.L.C.                           2,983      14,068
    S&U P.L.C.                                               20,417     509,381
    Saga P.L.C.                                           5,722,316  15,759,215

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
Financials -- (Continued)
    TP ICAP P.L.C.                                       2,756,604 $ 17,688,518
    Virgin Money Holdings UK P.L.C.                      1,311,730    4,935,497
*   Waterloo Investment Holdings, Ltd.                       5,979          552
                                                                   ------------
Total Financials                                                    351,209,424
                                                                   ------------
Health Care -- (3.5%)
*   BTG P.L.C.                                           1,870,654   16,262,110
*   Cambian Group P.L.C.                                   559,761    1,442,885
#*  Circassia Pharmaceuticals P.L.C.                       469,883      549,235
    Consort Medical P.L.C.                                 261,469    3,674,374
    Dechra Pharmaceuticals P.L.C.                          355,424    8,316,036
    Genus P.L.C.                                           328,322    7,469,923
    Indivior P.L.C.                                      3,801,468   19,243,873
    Spire Healthcare Group P.L.C.                        1,125,712    5,120,567
    UDG Healthcare P.L.C.                                1,250,220   13,958,240
*   Vectura Group P.L.C.                                 3,488,250    5,246,965
                                                                   ------------
Total Health Care                                                    81,284,208
                                                                   ------------
Industrials -- (27.1%)
    Aggreko P.L.C.                                       1,332,278   14,893,733
    Air Partner P.L.C.                                     244,880      403,229
    Alumasc Group P.L.C. (The)                             114,348      254,215
    Avon Rubber P.L.C.                                     124,062    1,638,363
    Balfour Beatty P.L.C.                                3,549,781   12,356,593
    BBA Aviation P.L.C.                                  6,088,389   24,079,132
    Berendsen P.L.C.                                       823,219   13,847,763
    Bodycote P.L.C.                                      1,132,110   13,590,826
    Braemar Shipping Services P.L.C.                       125,047      486,977
    Cape P.L.C.                                            734,268    2,531,934
    Capita P.L.C.                                        1,082,994    9,410,039
#   Carillion P.L.C.                                     2,653,376    1,986,874
    Carr's Group P.L.C.                                    343,111      645,351
    Castings P.L.C.                                        157,187      959,621
    Chemring Group P.L.C.                                1,670,720    3,947,303
#   Clarkson P.L.C.                                        133,614    4,716,037
    Clipper Logistics P.L.C.                                32,704      186,718
    Cobham P.L.C.                                       12,264,036   21,482,614
    Communisis P.L.C.                                    1,064,129      668,381
    Costain Group P.L.C.                                   568,892    3,517,135
    De La Rue P.L.C.                                       665,149    5,855,304
#*  Dialight P.L.C.                                        102,467    1,222,743
    Diploma P.L.C.                                         621,363    8,842,227
    Fenner P.L.C.                                        1,162,357    5,281,556
*   Firstgroup P.L.C.                                    7,301,256   11,134,358
*   Flybe Group P.L.C.                                     616,871      305,019
    G4S P.L.C.                                           1,569,339    6,812,037
    Galliford Try P.L.C.                                   481,131    8,603,420
    Go-Ahead Group P.L.C.                                  226,040    5,356,576
    Goodwin P.L.C.                                             383        8,070
    Grafton Group P.L.C.                                 1,236,009   12,518,189
    Harvey Nash Group P.L.C.                                46,693       59,730
    Hays P.L.C.                                          8,050,545   17,704,135

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
Industrials -- (Continued)
    Hogg Robinson Group P.L.C.                              160,384 $   155,394
    HomeServe P.L.C.                                      1,369,369  13,089,387
    Howden Joinery Group P.L.C.                           3,643,359  20,435,080
    IMI P.L.C.                                            1,390,031  22,074,208
    Interserve P.L.C.                                       841,666   2,504,602
    IWG P.L.C.                                            3,349,423  14,512,120
    John Laing Group P.L.C.                               1,199,961   4,952,649
    Keller Group P.L.C.                                     435,851   5,068,394
    Kier Group P.L.C.                                       558,502   9,491,901
    Management Consulting Group P.L.C.                      788,035      79,713
    Mears Group P.L.C.                                      559,010   3,645,336
    Meggitt P.L.C.                                        4,273,091  28,361,621
    Melrose Industries P.L.C.                            10,365,710  31,781,461
#   Mitie Group P.L.C.                                    2,122,246   7,459,233
    Morgan Advanced Materials P.L.C.                      1,560,697   6,162,435
    Morgan Sindall Group P.L.C.                             211,941   3,830,215
    National Express Group P.L.C.                         2,255,573  10,841,729
    Norcros P.L.C.                                           27,976      66,180
    Northgate P.L.C.                                        838,501   4,782,673
    Pagegroup P.L.C.                                      1,596,218  10,317,981
    PayPoint P.L.C.                                         260,966   3,083,988
    Polypipe Group P.L.C.                                   986,300   5,229,654
    Porvair P.L.C.                                           14,115      94,777
    QinetiQ Group P.L.C.                                  3,269,092  10,397,940
    Renewi P.L.C.                                         3,667,879   4,449,200
*   Renold P.L.C.                                           193,435     136,459
    Rentokil Initial P.L.C.                               7,118,538  27,281,887
    Ricardo P.L.C.                                          271,798   2,768,567
    Robert Walters P.L.C.                                   381,498   2,385,243
    Rotork P.L.C.                                         4,239,914  12,951,491
    RPS Group P.L.C.                                      1,340,662   4,822,722
    Senior P.L.C.                                         2,470,762   8,105,545
*   Serco Group P.L.C.                                    3,356,146   4,913,615
    Severfield P.L.C.                                     1,262,597   1,235,100
    SIG P.L.C.                                            3,688,259   8,056,183
    Speedy Hire P.L.C.                                    2,872,634   2,065,289
    Spirax-Sarco Engineering P.L.C.                         375,981  27,594,557
    St. Ives P.L.C.                                         654,912     475,149
    Stagecoach Group P.L.C.                               2,117,596   5,036,868
    Sthree P.L.C.                                           452,105   1,897,127
    T Clarke P.L.C.                                         147,457     168,583
    Travis Perkins P.L.C.                                   568,482  11,385,761
    Trifast P.L.C.                                          459,256   1,342,731
    Tyman P.L.C.                                            467,157   2,176,781
    Ultra Electronics Holdings P.L.C.                       403,850  11,161,808
    Vesuvius P.L.C.                                       1,450,820  10,398,521
*   Volex P.L.C.                                            307,047     247,164
    Volution Group P.L.C.                                   112,928     283,134
    Vp P.L.C.                                               160,962   1,798,374
    Weir Group P.L.C. (The)                                 956,997  23,163,663
    Wilmington P.L.C.                                       334,384   1,049,513
    Wincanton P.L.C.                                        664,378   2,254,386
*   Wizz Air Holdings P.L.C.                                141,798   4,866,890

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
    XP Power, Ltd.                                          76,799 $  2,669,932
                                                                   ------------
Total Industrials                                                   620,867,116
                                                                   ------------
Information Technology -- (10.0%)
    Acal P.L.C.                                            345,625    1,430,983
    Auto Trader Group P.L.C.                             1,605,934    8,110,706
    AVEVA Group P.L.C.                                     406,763   10,648,946
    Computacenter P.L.C.                                   436,817    5,097,630
    Electrocomponents P.L.C.                             2,762,938   22,613,298
    Equiniti Group P.L.C.                                  654,700    2,270,372
    FDM Group Holdings P.L.C.                               82,095      995,108
    Fidessa Group P.L.C.                                   216,279    6,454,065
*   Gocompare.Com Group P.L.C.                           1,697,878    2,533,535
    Halma P.L.C.                                         1,951,180   28,281,514
*   Imagination Technologies Group P.L.C.                  594,017    1,130,661
    Kainos Group P.L.C.                                     80,354      307,316
    Laird P.L.C.                                         2,918,543    5,758,774
    Moneysupermarket.com Group P.L.C.                    2,724,454   11,928,530
#   NCC Group P.L.C.                                       766,315    1,958,734
    Oxford Instruments P.L.C.                              302,574    4,173,444
*   Paysafe Group P.L.C.                                 2,424,051   18,866,951
    Playtech P.L.C.                                      1,228,547   15,568,760
    Renishaw P.L.C.                                        180,256    9,907,974
    Rightmove P.L.C.                                       477,301   26,477,615
    RM P.L.C.                                              318,504      727,018
    SDL P.L.C.                                             395,868    3,359,328
    Softcat P.L.C.                                         460,548    2,423,577
    Spectris P.L.C.                                        685,032   22,234,389
    Spirent Communications P.L.C.                        3,173,024    4,954,702
    TT Electronics P.L.C.                                  864,377    2,424,999
    Xaar P.L.C.                                            373,728    2,083,935
    ZPG P.L.C.                                           1,407,097    6,778,613
                                                                   ------------
Total Information Technology                                        229,501,477
                                                                   ------------
Materials -- (7.4%)
    Acacia Mining P.L.C.                                   900,534    2,071,617
*   Carclo P.L.C.                                          213,640      473,973
    Centamin P.L.C.                                      6,065,603   13,304,120
    DS Smith P.L.C.                                      4,938,232   31,457,206
    Elementis P.L.C.                                     2,652,783   10,369,255
#   Essentra P.L.C.                                      1,468,954   10,366,256
*   Evraz P.L.C.                                         1,660,604    5,218,896
    Ferrexpo P.L.C.                                      1,615,132    5,073,428
*   Gem Diamonds, Ltd.                                     654,276      710,392
    Hill & Smith Holdings P.L.C.                           430,840    7,614,875
    Hochschild Mining P.L.C.                             1,509,803    6,308,312
    Ibstock P.L.C.                                       1,099,016    3,699,456
*   KAZ Minerals P.L.C.                                  1,307,816   12,387,196
#*  Lonmin P.L.C.                                        1,647,895    1,799,082
    Low & Bonar P.L.C.                                   1,194,233    1,355,196
    Marshalls P.L.C.                                     1,111,593    5,626,648
*   Petra Diamonds, Ltd.                                 3,145,803    3,965,355

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
Materials -- (Continued)
#*    Petropavlovsk P.L.C.                            13,841,290 $    1,337,743
      RPC Group P.L.C.                                 2,047,901     24,213,979
      Synthomer P.L.C.                                 1,372,318      8,869,005
      Vedanta Resources P.L.C.                           113,832      1,156,155
      Victrex P.L.C.                                     446,927     11,631,469
      Zotefoams P.L.C.                                    93,537        396,775
                                                                 --------------
Total Materials                                                     169,406,389
                                                                 --------------
Real Estate -- (2.4%)
      Capital & Counties Properties P.L.C.             3,987,350     15,157,296
      CLS Holdings P.L.C.                                349,925        982,792
      Countrywide P.L.C.                                 661,452      1,344,029
      Daejan Holdings P.L.C.                              41,098      3,535,155
      Foxtons Group P.L.C.                             1,025,578      1,214,969
      Grainger P.L.C.                                  2,889,443     10,025,702
      Harworth Group P.L.C.                               30,680         38,044
      Helical P.L.C.                                     641,824      2,928,261
      LSL Property Services P.L.C.                       333,276      1,117,089
*     Raven Russia, Ltd.                               1,039,140        665,513
      Savills P.L.C.                                     798,395      9,628,014
      St. Modwen Properties P.L.C.                     1,185,179      5,603,265
      U & I Group P.L.C.                                 722,241      1,792,308
                                                                 --------------
Total Real Estate                                                    54,032,437
                                                                 --------------
Telecommunication Services -- (1.5%)
      Inmarsat P.L.C.                                  2,301,865     23,557,702
      KCOM Group P.L.C.                                3,197,302      3,871,063
#     TalkTalk Telecom Group P.L.C.                    2,586,447      6,134,533
                                                                 --------------
Total Telecommunication Services                                     33,563,298
                                                                 --------------
Utilities -- (1.6%)
      Drax Group P.L.C.                                2,289,914      9,621,687
      Pennon Group P.L.C.                              2,156,201     22,918,307
      Telecom Plus P.L.C.                                326,650      4,936,163
                                                                 --------------
Total Utilities                                                      37,476,157
                                                                 --------------
TOTAL COMMON STOCKS                                               2,236,246,267
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       2,236,246,267
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.4%)
(S)@  DFA Short Term Investment Fund                   4,816,888     55,741,028
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,922,571,509)^^            $2,291,987,295
                                                                 ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary           --    $  462,391,453   --    $  462,391,453
   Consumer Staples                 --       109,621,075   --       109,621,075
   Energy                           --        86,893,233   --        86,893,233
   Financials                       --       351,209,424   --       351,209,424
   Health Care                      --        81,284,208   --        81,284,208
   Industrials                      --       620,867,116   --       620,867,116
   Information Technology           --       229,501,477   --       229,501,477
   Materials                        --       169,406,389   --       169,406,389
   Real Estate                      --        54,032,437   --        54,032,437
   Telecommunication Services       --        33,563,298   --        33,563,298
   Utilities                        --        37,476,157   --        37,476,157
Securities Lending Collateral       --        55,741,028   --        55,741,028
                                    --    --------------   --    --------------
TOTAL                               --    $2,291,987,295   --    $2,291,987,295
                                    ==    ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (90.7%)

AUSTRIA -- (3.2%)
    Agrana Beteiligungs AG                                  18,464 $  2,502,425
    ANDRITZ AG                                             344,641   21,100,195
    Atrium European Real Estate, Ltd.                      786,864    3,677,927
#   Austria Technologie & Systemtechnik AG                 154,803    2,054,865
    BUWOG AG                                               466,697   13,714,419
    CA Immobilien Anlagen AG                               425,659   10,985,302
#   DO & CO AG                                              33,913    2,482,186
    EVN AG                                                 204,617    3,132,766
*   FACC AG                                                 89,513    1,082,722
    Flughafen Wien AG                                       14,487      569,760
#   IMMOFINANZ AG                                        3,932,033    9,563,466
    Josef Manner & Co. AG                                      870       58,829
    Kapsch TrafficCom AG                                    33,944    1,916,795
    Lenzing AG                                              60,181   10,766,945
    Mayr Melnhof Karton AG                                  49,633    6,541,956
    Oberbank AG                                             45,050    4,123,977
    Oesterreichische Post AG                               203,557    9,359,039
    Palfinger AG                                            86,337    4,035,046
    POLYTEC Holding AG                                     101,937    1,883,379
#   Porr Ag                                                 50,044    1,783,869
*   Raiffeisen Bank International AG                       518,738   15,287,045
    RHI AG                                                 147,894    5,580,421
#   Rosenbauer International AG                             18,912    1,144,508
    S IMMO AG                                              330,386    4,944,267
#*  Schoeller-Bleckmann Oilfield Equipment AG               63,374    4,799,671
    Semperit AG Holding                                     68,546    2,094,023
    Strabag SE                                             105,005    4,660,923
    Telekom Austria AG                                     624,787    5,648,597
    UBM Development AG                                       4,650      213,819
    UNIQA Insurance Group AG                               761,218    7,880,364
    Verbund AG                                             308,524    6,102,921
#   Vienna Insurance Group AG Wiener Versicherung Gruppe   189,476    5,703,796
    Wienerberger AG                                        617,965   14,205,847
#   Wolford AG                                              11,252      232,685
    Zumtobel Group AG                                      163,135    3,230,319
                                                                   ------------
TOTAL AUSTRIA                                                       193,065,074
                                                                   ------------
BELGIUM -- (3.9%)
#*  Ablynx NV                                              327,147    4,952,686
    Ackermans & van Haaren NV                              134,383   24,295,091
*   AGFA-Gevaert NV                                      1,117,046    5,208,276
    Atenor                                                   7,598      433,592
    Banque Nationale de Belgique                               204      703,560
    Barco NV                                                68,081    6,818,799
    Bekaert SA                                             203,089    9,822,943
*   Biocartis NV                                            19,240      234,707
    bpost SA                                               463,054   12,676,650
#*  Celyad SA                                               37,417    1,244,476
    Cie d'Entreprises CFE                                   49,147    7,245,644
    Cie Immobiliere de Belgique SA                          14,788      920,900
    Co.Br.Ha Societe Commerciale de Brasserie SA               111      453,599

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
BELGIUM -- (Continued)
    D'ieteren SA                                           138,545 $  6,562,923
*   Dalenys                                                 20,562      208,049
    Deceuninck NV                                          381,524    1,558,757
*   Econocom Group SA                                      686,666    5,247,712
    Elia System Operator SA                                169,789    9,956,908
#   Euronav NV                                             746,423    5,955,011
    EVS Broadcast Equipment SA                              75,122    3,048,175
#   Exmar NV                                               174,456    1,024,174
#*  Fagron                                                 246,603    3,367,405
*   Galapagos NV(B07MXC1)                                   23,052    1,836,547
*   Galapagos NV(B07Q2V5)                                  220,186   17,492,909
    Gimv NV                                                 38,445    2,432,530
#   Ion Beam Applications                                  115,719    4,104,056
    Jensen-Group NV                                         14,156      686,068
#   Kinepolis Group NV                                      94,699    5,441,281
#   Lotus Bakeries                                           1,454    4,061,865
#*  MDxHealth                                              189,412    1,112,305
    Melexis NV                                             113,838    9,792,985
#*  Nyrstar NV                                             745,541    4,841,346
    Ontex Group NV                                         431,483   14,797,192
    Orange Belgium SA                                      169,887    4,190,231
    Picanol                                                 28,800    3,610,711
    RealDolmen                                               8,137      254,025
    RealDolmen NV                                              120            3
    Recticel SA                                            247,048    1,947,485
#   Resilux                                                  5,092      904,335
    Roularta Media Group NV                                 10,263      265,633
    Sapec                                                    1,288       91,340
    Sioen Industries NV                                     50,430    1,751,062
    Sipef SA                                                31,362    2,307,882
*   Telenet Group Holding NV                                35,452    2,475,059
    TER Beke SA                                              2,374      498,988
*   Tessenderlo Group SA                                   213,754    9,384,176
#*  ThromboGenics NV                                       159,152      596,199
*   TiGenix NV                                             390,968      416,343
    Umicore SA                                             351,800   28,243,250
#   Van de Velde NV                                         35,498    1,911,674
*   Viohalco SA                                            583,796    1,910,077
                                                                   ------------
TOTAL BELGIUM                                                       239,297,594
                                                                   ------------
DENMARK -- (4.8%)
#   ALK-Abello A.S.                                         34,499    5,437,529
    Alm Brand A.S.                                         527,605    5,289,121
#   Ambu A.S. Class B                                      129,396    8,425,580
    Arkil Holding A.S. Class B                                 504       83,148
*   Bang & Olufsen A.S.                                    238,410    4,171,512
    BankNordik P/F                                           1,753       35,434
#*  Bavarian Nordic A.S.                                   204,295   13,373,303
    Brodrene Hartmann A.S.                                  16,148      989,167
#   Columbus A.S.                                          282,092      610,003
#*  D/S Norden A.S.                                        182,838    3,627,170
    DFDS A.S.                                              175,917   10,033,379
    Djurslands Bank A.S.                                     8,970      366,215

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    FLSmidth & Co. A.S.                                    260,041 $ 15,915,646
    Fluegger A.S. Class B                                    4,198      250,697
#   GN Store Nord A.S.                                     855,243   26,013,197
    Gronlandsbanken A.S.                                     1,125      112,063
*   H+H International A.S. Class B                          54,662      934,633
    Harboes Bryggeri A.S. Class B                           16,516      312,784
    IC Group A.S.                                           40,541      926,673
*   Jeudan A.S.                                              5,970      667,336
    Jyske Bank A.S.                                        442,147   27,712,155
    Lan & Spar Bank                                          4,981      398,919
    Matas A.S.                                             200,030    3,086,960
*   NKT A.S.                                               177,351   15,579,316
#   NNIT A.S.                                               27,600      882,855
    Nordjyske Bank A.S.                                     40,624      776,333
    Parken Sport & Entertainment A.S.                       33,556      463,007
    Per Aarsleff Holding A.S.                              120,639    3,009,140
    Ringkjoebing Landbobank A.S.                           124,040    6,530,451
    Roblon A.S. Class B                                      2,700      143,206
    Rockwool International A.S. Class A                        116       25,002
    Rockwool International A.S. Class B                     45,423   10,337,260
    Royal Unibrew A.S.                                     227,860   11,353,523
    RTX A.S.                                                42,670    1,100,970
*   Santa Fe Group A.S.                                    127,806    1,158,143
    Schouw & Co. AB                                         79,335    8,711,635
    SimCorp A.S.                                           238,443   14,909,371
    Solar A.S. Class B                                      32,838    1,955,613
    Spar Nord Bank A.S.                                    483,762    6,501,649
    Sydbank A.S.                                           488,792   20,361,164
    TDC A.S.                                             4,743,975   29,272,949
#   Tivoli A.S.                                              9,370      903,926
*   TK Development A.S.                                    608,784    1,036,177
*   Topdanmark A.S.                                        491,266   16,785,936
    United International Enterprises                        10,218    2,153,313
#*  Vestjysk Bank A.S.                                      68,903      134,638
*   William Demant Holding A.S.                            195,282    5,188,440
#*  Zealand Pharma A.S.                                    114,486    2,278,535
                                                                   ------------
TOTAL DENMARK                                                       290,325,176
                                                                   ------------
FINLAND -- (5.9%)
#   Afarak Group Oyj                                       261,495      244,900
    Ahlstrom-Munksjo Oyj                                    99,431    2,051,009
    Aktia Bank Oyj                                         133,358    1,452,171
    Alandsbanken Abp Class B                                21,354      363,726
    Alma Media Oyj                                          42,130      323,100
    Amer Sports Oyj                                        641,324   17,226,679
    Apetit Oyj                                              18,766      308,891
    Aspo Oyj                                                92,762      990,255
    Atria Oyj                                               58,225      778,779
*   BasWare Oyj                                             43,305    2,061,403
#   Bittium Oyj                                            160,617    1,415,243
    Cargotec Oyj Class B                                   235,592   14,383,500
#*  Caverion Corp.                                         539,066    4,509,886
    Citycon Oyj                                          2,246,894    6,114,643

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
    Cramo Oyj                                              193,511 $  5,551,414
    Digia Oyj                                               62,886      207,655
    Elisa Oyj                                              734,075   30,219,572
    F-Secure Oyj                                           536,379    2,436,897
    Finnair Oyj                                            469,550    5,080,266
    Fiskars Oyj Abp                                        194,018    4,873,955
*   Glaston Oyj Abp                                         46,084       22,910
    HKScan Oyj Class A                                     178,153      636,655
    Huhtamaki Oyj                                          533,384   20,669,038
    Ilkka-Yhtyma Oyj                                        61,503      234,833
    Kemira Oyj                                             700,602    8,830,878
    Kesko Oyj Class A                                       32,603    1,653,922
    Kesko Oyj Class B                                      345,206   17,455,018
    Konecranes Oyj                                         330,051   14,725,548
    Lassila & Tikanoja Oyj                                 183,660    4,185,550
    Lemminkainen Oyj                                        30,098      902,214
#   Metsa Board Oyj                                      1,336,761    9,455,764
#   Metso Oyj                                              615,247   19,573,311
    Nokian Renkaat Oyj                                     659,051   26,872,339
    Olvi Oyj Class A                                        68,749    2,417,503
    Oriola Oyj Class A                                       6,054       27,005
    Oriola Oyj Class B                                     628,439    2,695,490
    Orion Oyj Class A                                      123,872    6,282,033
    Orion Oyj Class B                                      343,180   17,344,572
    Outokumpu Oyj                                        3,022,031   25,394,559
#*  Outotec Oyj                                          1,238,541    8,078,631
    Pihlajalinna Oyj                                        30,169      608,266
    Ponsse Oy                                               51,890    1,505,509
*   Poyry Oyj                                              188,253    1,077,423
*   QT Group Oyj                                            55,899      450,078
    Raisio Oyj Class V                                     606,289    2,539,245
    Ramirent Oyj                                           524,612    5,229,320
    Rapala VMC Oyj                                         109,543      514,952
    Revenio Group Oyj                                       30,157    1,319,755
    Sanoma Oyj                                             754,064    7,004,249
#   SRV Group OYJ                                           23,502      125,429
*   Stockmann Oyj Abp Class A                               42,474      367,911
*   Stockmann Oyj Abp Class B                              170,645    1,477,436
    Technopolis Oyj                                        909,325    3,939,937
    Teleste Oyj                                             46,406      442,013
    Tieto Oyj                                              295,694    9,380,609
    Tikkurila Oyj                                          229,218    4,888,688
#   Uponor Oyj                                             298,122    4,813,657
    Vaisala Oyj Class A                                     49,697    2,390,092
    Valmet Oyj                                             672,903   12,266,002
    Viking Line Abp                                         10,366      247,818
#   YIT Oyj                                                809,736    6,876,354
                                                                   ------------
TOTAL FINLAND                                                       355,516,460
                                                                   ------------
FRANCE -- (12.9%)
    ABC Arbitrage                                          150,388    1,090,127
#   Actia Group                                             48,398      507,877
*   Air France-KLM                                         993,402   13,450,642

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Akka Technologies                                        51,478 $ 2,811,762
    Albioma SA                                              118,364   2,781,249
    Altamir                                                 127,225   2,531,793
    Alten SA                                                142,403  12,294,081
    Altran Technologies SA                                  771,932  13,573,191
*   Antalis International SAS                                57,827     131,436
    April SA                                                 74,473   1,146,026
#*  Archos                                                  138,714     111,592
    Arkema SA                                               160,344  18,252,820
    Assystem                                                 62,634   2,402,487
    Aubay                                                    29,713   1,079,911
    Axway Software SA                                        35,286   1,013,431
    Bastide le Confort Medical                               10,585     494,795
    Beneteau SA                                             199,333   3,422,087
*   Bigben Interactive                                       20,885     239,600
    BioMerieux                                               47,470  10,460,176
    Boiron SA                                                38,334   3,591,052
    Bonduelle SCA                                            74,889   2,877,584
#   Bourbon Corp.                                            97,879     912,285
    Burelle SA                                                1,787   2,529,031
    Casino Guichard Perrachon SA                              3,794     231,401
    Catering International Services                          14,124     326,040
#*  Cegedim SA                                               23,645     902,411
#*  CGG SA                                                   97,011     428,421
    Chargeurs SA                                            101,172   2,934,029
    Cie des Alpes                                            45,531   1,487,545
    Cie Plastic Omnium SA                                   318,364  12,251,374
#*  Coface SA                                               301,901   2,854,695
    Derichebourg SA                                         584,687   5,122,379
    Devoteam SA                                              28,114   2,551,320
    Dom Security                                              2,414     174,460
#   Edenred                                               1,242,917  32,673,593
#   Electricite de Strasbourg SA                             21,168   2,996,376
    Elior Group                                             571,112  15,159,014
#   Elis SA                                                 425,085  10,277,980
*   Eramet                                                   28,909   1,824,944
*   Esso SA Francaise                                        15,303   1,028,870
    Euler Hermes Group                                       60,929   7,284,031
    Eurofins Scientific SE                                    6,763   3,767,323
    Euronext NV                                             290,273  16,963,428
    Europcar Groupe SA                                      246,147   3,583,931
    Eutelsat Communications SA                              387,546  10,488,627
    Exel Industries Class A                                  10,330   1,234,708
#   Faurecia                                                306,467  17,017,526
#   Fleury Michon SA                                          5,962     357,832
*   Fnac Darty SA                                            64,278   6,091,817
*   Gaumont SA                                               13,521   1,411,695
    Gaztransport Et Technigaz SA                            106,887   5,094,585
    GEA                                                       2,433     260,105
    Gevelot SA                                                3,466     754,693
    GL Events                                                48,589   1,441,675
    Groupe Crit                                              23,258   2,228,493
    Groupe Eurotunnel SE                                  1,128,264  12,510,858

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
*   Groupe Gorge                                             22,858 $   568,262
    Groupe Open                                              28,097     838,337
#   Guerbet                                                  32,666   2,939,781
#   Haulotte Group SA                                        74,466   1,310,896
    Havas SA                                                804,691   8,813,446
    HERIGE SADCS                                              4,147     189,522
#*  HiPay Group SA                                           24,579     472,355
*   ID Logistics Group                                        8,014   1,294,532
    Imerys SA                                               145,098  12,577,733
#   Ingenico Group SA                                       298,834  31,346,275
    Interparfums SA                                          57,598   2,288,823
    Ipsen SA                                                162,032  20,739,232
    IPSOS                                                   179,248   6,190,338
    Jacquet Metal Service                                    70,664   1,974,823
    Kaufman & Broad SA                                       55,607   2,409,542
    Korian SA                                               215,892   7,138,247
    Lagardere SCA                                           663,377  21,795,661
    Lanson-BCC                                                8,795     349,680
    Laurent-Perrier                                          12,372   1,120,479
    Le Belier                                                 3,587     193,448
    Le Noble Age                                             28,451   1,684,288
    Lectra                                                  124,651   3,585,001
    Linedata Services                                         8,608     501,442
    LISI                                                     96,951   4,674,020
    Maisons France Confort SA                                15,743   1,154,792
    Manitou BF SA                                            49,563   1,738,116
    Manutan International                                    14,076   1,447,431
    Mersen SA                                               117,956   4,358,236
#*  METabolic EXplorer SA                                   151,621     419,913
    Metropole Television SA                                 293,607   7,103,892
    MGI Coutier                                              56,015   2,253,057
    Mr Bricolage                                             30,731     578,806
#*  Naturex                                                  32,911   3,340,430
#   Neopost SA                                              189,677   8,697,673
    Nexans SA                                               188,998  10,826,627
    Nexity SA                                               195,055  10,461,956
#*  Nicox                                                   107,549   1,566,966
#*  NRJ Group                                                71,278     943,426
#   Oeneo SA                                                117,684   1,311,908
#*  Onxeo SA(B04P0G6)                                       202,356     968,063
#*  Onxeo SA(BPFJVR0)                                        48,958     230,136
    Orpea                                                   182,255  20,899,744
#*  Parrot SA                                                81,565     968,535
    PCAS                                                     10,780     230,460
#*  Pierre & Vacances SA                                     28,358   1,585,014
    Plastivaloire                                            33,509     861,816
    PSB Industries SA                                         8,161     515,218
    Rallye SA                                               139,003   2,954,118
    Rexel SA                                              1,596,995  25,289,141
#   Robertet SA                                               3,324   1,593,675
    Rothschild & Co.                                         27,814   1,034,460
    Rubis SCA                                               451,712  28,752,397
    Samse SA                                                  8,068   1,415,468

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
    Sartorius Stedim Biotech                               101,854 $  7,257,333
    Savencia SA                                             33,142    3,296,253
    SEB SA                                                  85,531   15,216,332
    Seche Environnement SA                                  11,799      460,914
#*  Sequana SA                                             289,137      321,170
#*  SES-imagotag SA                                          8,385      286,436
    Societe BIC SA                                             719       84,336
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco                                              60,258    2,351,344
#*  Societe Internationale de Plantations d'Heveas SA        7,700      768,943
    Societe Marseillaise du Tunnel Prado-Carenage SA         3,434       75,833
#   Societe pour l'Informatique Industrielle                39,566    1,052,762
*   SOITEC                                                  63,993    4,063,424
*   Solocal Group                                        3,289,445    3,310,956
    Somfy SA                                               104,795    9,930,555
    Sopra Steria Group                                      75,717   13,094,121
    SPIE SA                                                400,503   11,257,109
*   Stallergenes Greer P.L.C.                               12,201      518,567
#*  Ste Industrielle d'Aviation Latecoere SA               310,883    1,600,130
    Stef SA                                                 28,166    3,130,588
    STMicroelectronics NV                                  371,145    6,288,006
    Sword Group                                             35,526    1,459,047
    Synergie SA                                             69,989    3,316,291
    Tarkett SA                                             121,413    5,026,717
    Technicolor SA                                       1,482,868    5,390,831
    Teleperformance                                        327,253   45,597,015
#   Television Francaise 1                                 626,436    9,165,808
    Tessi SA                                                 6,807    1,247,264
#   TFF Group                                                5,065      912,868
#   Thermador Groupe                                        14,605    1,608,064
    Total Gabon                                              1,515      239,051
#*  Touax SA                                                 5,568       82,253
    Trigano SA                                              46,958    6,175,088
*   Ubisoft Entertainment SA                               521,852   33,020,447
    Union Financiere de France BQE SA                       16,855      576,119
#*  Vallourec SA                                         1,629,822    9,641,375
#*  Valneva SE                                             277,705      966,641
    Vetoquinol SA                                           16,625    1,033,205
    Vicat SA                                                88,509    6,466,014
    VIEL & Cie SA                                          161,700    1,116,512
    Vilmorin & Cie SA                                       27,056    2,385,714
#*  Virbac SA                                               22,063    3,937,900
    Vranken-Pommery Monopole SA                             18,262      525,952
*   Worldline SA                                            47,831    1,943,916
                                                                   ------------
TOTAL FRANCE                                                        786,118,055
                                                                   ------------
GERMANY -- (14.7%)
    Aareal Bank AG                                         409,233   17,068,497
*   Adler Modemaerkte AG                                    41,855      290,181
#*  ADLER Real Estate AG                                   138,479    2,170,458
    ADO Properties SA                                       43,595    1,967,907
#*  ADVA Optical Networking SE                             227,659    1,733,851
#*  AIXTRON SE                                             634,440    5,645,750
    All for One Steeb AG                                       569       43,705

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Allgeier SE                                              26,260 $   703,494
    Amadeus Fire AG                                          30,763   2,841,494
*   AS Creation Tapeten                                       7,109     207,677
    Atoss Software AG                                           193      17,500
    Aurubis AG                                              186,145  16,571,172
#   Axel Springer SE                                        194,300  12,337,839
    Basler AG                                                 5,205     983,185
    Bauer AG                                                 47,219   1,309,400
    BayWa AG(5838057)                                        78,978   2,922,608
    BayWa AG(5838068)                                           124       4,867
    Bechtle AG                                              160,666  11,564,903
#   Bertrandt AG                                             27,357   2,605,354
    Bijou Brigitte AG                                        19,396   1,342,917
#   Bilfinger SE                                            178,040   7,274,853
#*  Biotest AG                                               60,306   1,963,232
    Borussia Dortmund GmbH & Co. KGaA                       473,904   3,351,468
#   CANCOM SE                                                91,757   6,034,381
    Carl Zeiss Meditec AG                                   179,901   9,632,523
    CENIT AG                                                 50,111   1,393,318
    CENTROTEC Sustainable AG                                 44,227     978,813
    Cewe Stiftung & Co. KGAA                                 31,218   2,762,464
    Comdirect Bank AG                                       182,514   2,301,963
    CompuGroup Medical SE                                   119,816   7,137,837
*   Constantin Medien AG                                    340,089     748,148
    CropEnergies AG                                         116,924   1,257,380
    CTS Eventim AG & Co. KGaA                               219,481  10,173,031
    Data Modul AG                                            11,455   1,185,984
#   Delticom AG                                              28,981     530,964
    Deutsche Beteiligungs AG                                 60,768   2,862,860
#   Deutsche EuroShop AG                                    220,384   9,177,848
    Deutsche Pfandbriefbank AG                              200,653   2,643,804
    Deutz AG                                                599,311   4,449,168
*   Dialog Semiconductor P.L.C.                             382,079  16,649,894
    DIC Asset AG                                            265,874   2,867,233
#   Diebold Nixdorf AG                                        3,583     304,985
    DMG Mori AG                                              52,862   3,121,860
    Dr Hoenle AG                                             25,078   1,058,786
    Draegerwerk AG & Co. KGaA                                15,148   1,232,462
    Drillisch AG                                            227,365  15,209,430
    Duerr AG                                                133,802  16,302,011
    Eckert & Ziegler AG                                      18,549     785,273
    EDAG Engineering Group AG                                 2,864      45,464
    Elmos Semiconductor AG                                   53,988   1,316,111
#   ElringKlinger AG                                        167,277   2,918,009
*   Euromicron AG                                            32,612     330,310
*   Evotec AG                                             1,103,203  15,896,963
    Ferratum Oyj                                              8,069     219,704
#   Fielmann AG                                             114,167   9,169,239
*   First Sensor AG                                          22,812     374,540
    Francotyp-Postalia Holding AG Class A                    53,729     355,421
    Fraport AG Frankfurt Airport Services Worldwide         120,103  12,026,998
    Freenet AG                                              652,809  22,035,466
    Fuchs Petrolub SE                                       147,943   7,782,169

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Gerresheimer AG                                         198,146 $16,352,611
#   Gerry Weber International AG                             98,127   1,252,015
    Gesco AG                                                 45,478   1,441,636
#   GFT Technologies SE                                      90,843   1,688,654
    Grammer AG                                               79,765   4,531,969
#   GRENKE AG                                               109,860   9,489,892
*   H&R GmbH & Co. KGaA                                      41,501     564,733
    Hamburger Hafen und Logistik AG                         113,533   3,175,255
#*  Heidelberger Druckmaschinen AG                        1,506,720   5,130,404
    Hella KGaA Hueck & Co.                                  165,648   8,759,046
*   Highlight Communications AG                              94,846     566,229
#*  HolidayCheck Group AG                                   137,096     487,360
    Hornbach Baumarkt AG                                     23,795     884,544
#   Hugo Boss AG                                            322,458  24,322,453
    Indus Holding AG                                        129,827   9,716,986
    Isra Vision AG                                           18,038   3,303,228
    Jenoptik AG                                             262,122   7,221,989
#   K+S AG                                                1,020,067  26,524,969
*   Kampa AG                                                  7,101         193
    KION Group AG                                           151,158  13,116,474
    Kloeckner & Co. SE                                      555,392   6,140,597
    Koenig & Bauer AG                                        69,890   5,475,067
*   Kontron AG                                              437,004   1,799,684
#   Krones AG                                                75,365   9,376,815
    KSB AG                                                    3,466   1,960,629
    KWS Saat SE                                              15,970   6,487,377
    Lanxess AG                                              480,600  37,060,934
    LEG Immobilien AG                                       331,263  31,852,726
    Leifheit AG                                              36,580   1,448,695
    Leoni AG                                                184,167  10,893,197
#*  LPKF Laser & Electronics AG                              67,178     731,550
#*  Manz AG                                                  21,725     862,018
    MasterFlex SE                                            19,347     184,978
*   Mediclin AG                                              88,966     596,465
#*  Medigene AG                                              56,083     682,356
    MLP AG                                                  325,556   2,384,697
    MTU Aero Engines AG                                     241,140  35,339,978
    Nemetschek SE                                           107,874   8,371,014
#   Nexus AG                                                 51,805   1,593,973
#*  Nordex SE                                               307,691   4,201,274
    Norma Group SE                                          202,672  12,290,737
    OHB SE                                                   34,003   1,218,560
    OSRAM Licht AG                                          332,298  27,691,819
#   paragon AG                                                8,545     620,621
*   Patrizia Immobilien AG                                  289,524   5,230,033
*   Petro Welt Technologies AG                                6,474      50,170
#   Pfeiffer Vacuum Technology AG                            52,225   8,856,382
    PNE Wind AG                                             367,537   1,151,311
    Progress-Werk Oberkirch AG                                7,571     385,373
    PSI Software AG                                          27,232     505,163
    Puma SE                                                  10,528   4,220,624
*   PVA TePla AG                                             46,019     163,154
    QIAGEN NV                                               717,083  23,785,137

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
#   QSC AG                                                 498,723 $  1,096,275
    R Stahl AG                                              14,952      566,326
#   Rational AG                                             14,449    9,073,076
    Rheinmetall AG                                         226,133   22,565,803
    RHOEN-KLINIKUM AG                                      235,088    7,398,020
#   RIB Software SE                                        197,541    3,529,038
#   S&T AG                                                 181,514    3,172,992
    SAF-Holland SA                                         308,923    5,458,442
    Salzgitter AG                                          212,972    9,554,919
#*  Schaltbau Holding AG                                    27,311    1,197,003
    Schloss Wachenheim AG                                    7,479      161,834
    Secunet Security Networks AG                             2,531      299,695
#*  SGL Carbon SE                                           91,937    1,159,626
    SHW AG                                                  25,624    1,079,181
*   Siltronic AG                                            59,640    6,485,361
#   Sixt Leasing SE                                         22,232      526,673
#   Sixt SE                                                 80,910    5,719,332
#   SMA Solar Technology AG                                 61,977    2,247,653
*   SMT Scharf AG                                           18,103      253,889
#   Softing AG                                              21,576      297,503
    Software AG                                            309,788   13,544,885
    Stabilus SA                                             87,136    7,245,669
#   Stada Arzneimittel AG                                  306,492   23,863,284
    Stroeer SE & Co. KGaA                                  118,799    7,659,030
    Suedzucker AG                                          438,206    9,352,810
#*  Suess MicroTec AG                                      105,674    1,527,451
    Surteco SE                                              32,135      948,149
    TAG Immobilien AG                                      798,736   13,106,366
    Takkt AG                                               163,454    4,013,567
    Technotrans AG                                          34,509    1,697,691
*   Tele Columbus AG                                       100,013    1,147,886
    TLG Immobilien AG                                      261,130    5,663,557
#*  Tom Tailor Holding SE                                  193,167    1,620,128
#   Traffic Systems SE                                      23,180      448,388
    Uniper SE                                              312,671    6,443,829
    VERBIO Vereinigte BioEnergie AG                        127,536    1,450,649
*   Vossloh AG                                              68,437    4,551,796
#   VTG AG                                                  80,128    4,017,101
    Wacker Chemie AG                                        77,716    9,644,879
    Wacker Neuson SE                                       146,155    3,923,612
    Washtec AG                                              53,359    4,281,635
    Wuestenrot & Wuerttembergische AG                       28,617      739,052
    XING AG                                                 16,563    4,867,470
    Zeal Network SE                                         40,531    1,117,174
                                                                   ------------
TOTAL GERMANY                                                       895,057,573
                                                                   ------------
IRELAND -- (1.2%)
    C&C Group P.L.C.(B010DT8)                              399,607    1,437,057
    C&C Group P.L.C.(B011Y09)                            1,095,219    3,966,940
    Datalex P.L.C.                                          72,333      323,042
*   FBD Holdings P.L.C.                                    125,728    1,246,470
    Glanbia P.L.C.(0066950)                                700,613   14,591,514
    Glanbia P.L.C.(4058629)                                197,290    4,084,152

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
IRELAND -- (Continued)
    IFG Group P.L.C.                                        302,015 $   625,940
*   Independent News & Media P.L.C.                       1,593,163     210,793
    Irish Continental Group P.L.C.(BLP5857)                 465,289   2,955,920
    Irish Continental Group P.L.C.(BLP59W1)                 234,200   1,498,349
    Kingspan Group P.L.C.                                   729,261  24,290,837
    Smurfit Kappa Group P.L.C.                              601,045  17,875,691
                                                                    -----------
TOTAL IRELAND                                                        73,106,705
                                                                    -----------
ISRAEL -- (2.2%)
*   ADO Group, Ltd.                                          77,051   1,082,938
*   Afcon Holdings, Ltd.                                        240      11,902
#*  Africa Israel Investments, Ltd.                         909,111      69,456
*   Africa Israel Properties, Ltd.                           87,771   1,747,786
    Africa Israel Residences, Ltd.                              594      11,191
#*  Airport City, Ltd.                                      354,108   4,678,371
    Albaad Massuot Yitzhak, Ltd.                              1,142      18,579
#*  Allot Communications, Ltd.                              136,197     676,999
    Alony Hetz Properties & Investments, Ltd.                50,798     506,982
#   Alrov Properties and Lodgings, Ltd.                      48,457   1,393,794
#   Amot Investments, Ltd.                                  590,878   3,136,329
    Arad, Ltd.                                                1,053      10,759
#*  Arko Holdings, Ltd.                                     321,359     150,654
    Ashtrom Properties, Ltd.                                 30,421     133,303
#*  AudioCodes, Ltd.                                        165,181   1,125,606
#   Avgol Industries 1953, Ltd.                             423,762     520,081
*   Azorim-Investment Development & Construction Co.,
      Ltd.                                                  405,707     387,392
    Bayside Land Corp.                                        4,443   1,912,813
#   Big Shopping Centers, Ltd.                               27,880   1,953,172
*   BioLine RX, Ltd.                                         59,630      62,313
#   Blue Square Real Estate, Ltd.                            31,247   1,428,981
#*  Brack Capital Properties NV                              27,301   2,721,419
*   Camtek, Ltd.                                             13,466      71,984
    Carasso Motors, Ltd.                                     38,329     360,957
#*  Cellcom Israel, Ltd.                                    311,336   2,890,394
*   Ceragon Networks, Ltd.                                  297,222     690,108
#*  Clal Biotechnology Industries, Ltd.                     291,561     309,379
*   Clal Insurance Enterprises Holdings, Ltd.               124,733   2,019,556
    Cohen Development & Industrial Buildings, Ltd.            2,564      65,687
#*  Compugen, Ltd.                                          185,531     730,688
    Danel Adir Yeoshua, Ltd.                                  4,136     190,784
#   Delek Automotive Systems, Ltd.                          204,232   1,688,640
#   Delta-Galil Industries, Ltd.                             73,179   2,026,619
#   Direct Insurance Financial Investments, Ltd.             89,972     964,683
    El Al Israel Airlines                                 1,798,490   1,711,285
    Electra Consumer Products 1970, Ltd.                     50,581     991,887
    Electra, Ltd.                                            10,286   2,034,065
    Elron Electronic Industries, Ltd.                        62,094     315,347
    Energix-Renewable Energies, Ltd.                        344,779     281,520
*   Enlight Renewable Energy, Ltd.                          354,684     134,976
*   Equital, Ltd.                                            11,308     268,628
#*  Evogene, Ltd.                                            70,559     345,089
    First International Bank Of Israel, Ltd.                206,352   3,766,292
    FMS Enterprises Migun, Ltd.                              18,001     668,370

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
    Formula Systems 1985, Ltd.                               54,587 $ 2,002,353
    Fox Wizel, Ltd.                                          38,601     800,788
*   Gilat Satellite Networks, Ltd.                          146,815     803,082
*   Hadera Paper, Ltd.                                       12,929     790,117
#   Hamlet Israel-Canada, Ltd.                               19,810     286,543
    Harel Insurance Investments & Financial Services,
      Ltd.                                                  636,496   3,784,900
#   Hilan, Ltd.                                              59,950   1,088,200
    IDI Insurance Co., Ltd.                                  32,078   1,829,197
*   Industrial Buildings Corp., Ltd.                        475,849     644,792
#   Inrom Construction Industries, Ltd.                     252,085   1,164,493
*   Israel Discount Bank, Ltd. Class A                    2,690,939   6,936,944
    Israel Land Development Co., Ltd. (The)                  22,310     208,271
    Isras Investment Co., Ltd.                                  500      56,593
    Issta Lines, Ltd.                                         2,915      64,761
*   Jerusalem Oil Exploration                                50,465   2,677,674
*   Kamada, Ltd.                                            160,188     721,421
*   Kenon Holdings, Ltd.                                     50,627     704,643
    Kerur Holdings, Ltd.                                     23,086     652,203
    Klil Industries, Ltd.                                     5,093     570,102
    Maabarot Products, Ltd.                                  21,999     413,737
    Magic Software Enterprises, Ltd.                        106,119     842,407
#   Matrix IT, Ltd.                                         208,937   2,147,317
#   Maytronics, Ltd.                                        197,821     706,920
#*  Mazor Robotics, Ltd.                                    228,777   4,572,484
    Mediterranean Towers, Ltd.                               13,777      22,009
    Mega Or Holdings, Ltd.                                   18,705     193,030
    Meitav Dash Investments, Ltd.                            44,186     175,733
    Melisron, Ltd.                                           73,243   3,733,695
    Menora Mivtachim Holdings, Ltd.                         134,385   1,628,993
    Migdal Insurance & Financial Holding, Ltd.            2,192,100   2,248,630
#   Mivtach Shamir Holdings, Ltd.                            22,547     467,606
*   Naphtha Israel Petroleum Corp., Ltd.                    190,302   1,296,397
#   Nawi Brothers, Ltd.                                      23,681     154,717
    Neto ME Holdings, Ltd.                                    8,219     803,238
#*  Nova Measuring Instruments, Ltd.                        150,491   3,542,263
    Oil Refineries, Ltd.                                  6,029,190   2,803,547
*   Partner Communications Co., Ltd.                        638,671   3,236,315
    Paz Oil Co., Ltd.                                        29,796   4,974,490
*   Perion Network, Ltd.                                     16,455      27,223
*   Phoenix Holdings, Ltd. (The)                            356,371   1,515,956
    Plasson Industries, Ltd.                                 14,644     538,688
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.     34,290   1,632,817
#*  Redhill Biopharma, Ltd.                                  45,309      44,727
#   Scope Metals Group, Ltd.                                 32,311     903,885
#   Shapir Engineering and Industry, Ltd.                   417,649   1,394,960
    Shikun & Binui, Ltd.                                  1,175,083   2,702,067
    Shufersal, Ltd.                                         411,270   2,234,583
#*  Space Communication, Ltd.                                17,611     108,783
    Strauss Group, Ltd.                                     172,240   3,298,413
    Summit Real Estate Holdings, Ltd.                       128,850     845,433
*   Suny Cellular Communication, Ltd.                        85,003      63,358
    Tadiran Holdings, Ltd.                                   12,474     336,462
#*  Tower Semiconductor, Ltd.                               426,432  11,341,829

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
ISRAEL -- (Continued)
#*  Union Bank of Israel                                   202,328 $  1,040,635
                                                                   ------------
TOTAL ISRAEL                                                        134,048,182
                                                                   ------------
ITALY -- (10.1%)
    A2A SpA                                              8,855,726   15,064,653
    ACEA SpA                                               320,299    4,808,175
#*  Aedes SIIQ SpA                                         691,904      283,991
#*  Aeffe SpA                                              190,047      402,891
    Aeroporto Guglielmo Marconi Di Bologna SpA               7,416      123,653
    Amplifon SpA                                           515,448    7,388,335
    Anima Holding SpA                                    1,374,707   11,156,467
*   Ansaldo STS SpA                                        572,443    7,855,883
*   Arnoldo Mondadori Editore SpA                          825,914    1,720,446
    Ascopiave SpA                                          435,096    1,782,930
#   Astaldi SpA                                            309,909    2,058,542
    Autogrill SpA                                          728,145    8,645,348
#   Azimut Holding SpA                                     623,078   13,960,266
#*  Banca Carige SpA                                     1,998,068      599,784
    Banca Finnat Euramerica SpA                            616,149      279,218
    Banca Generali SpA                                     290,229   10,295,487
    Banca IFIS SpA                                         147,336    6,914,561
    Banca Mediolanum SpA                                 1,447,325   12,655,178
#*  Banca Monte dei Paschi di Siena SpA                     19,884      266,226
    Banca Popolare di Sondrio SCPA                       2,343,224   10,225,024
#   Banca Profilo SpA                                    1,388,807      350,683
    Banca Sistema SpA                                      147,147      385,387
*   Banco BPM SpA                                        6,471,527   23,570,633
    Banco di Desio e della Brianza SpA                     224,677      662,217
#   BasicNet SpA                                           184,584      862,966
#   BE                                                     392,662      399,443
    Biesse SpA                                              76,476    2,914,419
    BPER Banca                                           2,548,728   14,001,529
    Brembo SpA                                             806,265   12,398,347
    Brunello Cucinelli SpA                                 138,773    4,076,516
    Buzzi Unicem SpA                                       409,864   10,380,374
#   Cairo Communication SpA                                378,045    1,760,699
*   Caltagirone Editore SpA                                  6,277        8,926
*   Carraro SpA                                              8,815       31,507
    Cembre SpA                                              39,007      967,996
    Cementir Holding SpA                                   334,012    2,379,320
    Cerved Information Solutions SpA                     1,009,989   11,583,231
    CIR-Compagnie Industriali Riunite SpA                2,176,173    3,238,592
    Credito Emiliano SpA                                   487,193    4,202,381
#*  Credito Valtellinese SpA                               617,221    2,991,958
#*  d'Amico International Shipping SA                    1,174,234      364,952
    Danieli & C Officine Meccaniche SpA                     77,951    2,007,954
    Datalogic SpA                                          111,466    3,422,403
    Davide Campari-Milano SpA                            1,725,923   12,758,665
    De' Longhi SpA                                         279,516    9,192,671
    DeA Capital SpA                                        592,759      880,433
    DiaSorin SpA                                           119,477   10,420,531
    Digital Bros SpA                                         3,363       52,905
#   Ei Towers SpA                                           94,164    5,760,604

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
    El.En. SpA                                               53,464 $ 1,567,128
*   Elica SpA                                                 4,665       9,863
    Emak SpA                                                233,497     436,504
    ePrice SpA                                               95,719     420,669
    ERG SpA                                                 372,364   5,320,894
    Esprinet SpA                                            169,978   1,312,947
#*  Eurotech SpA                                             90,850     139,946
*   Exprivia SpA                                             11,442      16,511
    Falck Renewables SpA                                    829,129   1,244,875
#   Fila SpA                                                 54,863   1,210,961
#*  Fincantieri SpA                                       2,358,732   2,786,929
    FinecoBank Banca Fineco SpA                           2,231,799  19,560,234
    FNM SpA                                                 747,367     475,216
*   GEDI Gruppo Editoriale SpA                              740,279     687,138
#   Geox SpA                                                478,801   1,900,176
    Gruppo MutuiOnline SpA                                  120,305   1,922,562
    Hera SpA                                              3,822,133  12,359,214
*   IMMSI SpA                                             1,202,186     651,681
    Industria Macchine Automatiche SpA                       76,905   7,622,914
    Infrastrutture Wireless Italiane SpA                    840,134   5,425,240
#*  Intek Group SpA                                       1,768,514     624,151
    Interpump Group SpA                                     425,898  12,958,482
    Iren SpA                                              3,118,364   7,935,440
    Italgas SpA                                           2,609,881  14,369,353
    Italmobiliare SpA                                        33,877     962,428
    IVS Group SA                                             29,942     476,561
#*  Juventus Football Club SpA                            2,220,681   1,561,554
    La Doria SpA                                             67,081     814,274
#   Maire Tecnimont SpA                                     643,190   3,608,441
#   MARR SpA                                                189,413   4,856,624
    Massimo Zanetti Beverage Group SpA                        7,455      70,687
#*  Mediaset SpA                                          4,351,208  17,009,135
    Moncler SpA                                             881,287  23,666,361
    Mondo TV SpA                                             10,510      49,933
    Nice SpA                                                 99,606     424,332
    OVS SpA                                                 577,703   4,370,038
#   Panariagroup Industrie Ceramiche SpA                     54,952     364,875
#   Parmalat SpA                                            697,227   2,526,659
#   Piaggio & C SpA                                       1,124,262   3,121,091
#*  Prelios SpA                                             127,326      16,884
    Prima Industrie SpA                                      21,258     662,503
    Prysmian SpA                                          1,026,230  32,824,893
    RAI Way SpA                                             224,084   1,233,157
    Recordati SpA                                           316,586  13,513,643
#   Reno de Medici SpA                                      840,050     425,233
    Reply SpA                                                23,975   5,068,822
#*  Retelit SpA                                             795,577   1,221,373
#*  Rizzoli Corriere Della Sera Mediagroup SpA              417,513     599,599
    Sabaf SpA                                                34,156     616,393
    SAES Getters SpA                                         43,539     914,359
*   Safilo Group SpA                                        176,776   1,355,381
#*  Saipem SpA                                            3,176,912  13,035,434
#   Salini Impregilo SpA                                  1,310,412   4,603,093

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
#   Salvatore Ferragamo SpA                                262,482 $  7,608,377
    Saras SpA                                            3,129,270    7,200,125
    SAVE SpA                                                91,740    2,271,887
    Servizi Italia SpA                                      40,168      207,369
    Sesa SpA                                                15,962      465,792
#*  Snaitech SpA                                           544,640    1,053,875
    Societa Cattolica di Assicurazioni SCRL                972,786    8,412,052
    Societa Iniziative Autostradali e Servizi SpA          362,319    4,985,479
#*  Sogefi SpA                                             323,297    1,639,858
    SOL SpA                                                164,650    1,998,349
    Tamburi Investment Partners SpA                        455,377    3,056,375
#*  Tiscali SpA                                          9,160,788      438,684
#   Tod's SpA                                               70,079    4,868,571
#*  Trevi Finanziaria Industriale SpA                      509,518      433,790
    TXT e-solutions SpA                                     28,342      404,021
#   Unione di Banche Italiane SpA                        6,512,761   31,463,623
    Unipol Gruppo Finanziario SpA                        2,680,207   12,547,883
#   UnipolSai Assicurazioni SpA                          4,421,278   10,221,016
    Vittoria Assicurazioni SpA                             136,425    1,911,974
#*  Yoox Net-A-Porter Group SpA                            280,998    9,307,326
    Zignago Vetro SpA                                      145,632    1,295,803
                                                                   ------------
TOTAL ITALY                                                         611,240,317
                                                                   ------------
NETHERLANDS -- (5.2%)
    Aalberts Industries NV                                 645,848   28,198,768
    Accell Group                                           150,045    4,573,943
*   AFC Ajax NV                                             18,134      223,328
    AMG Advanced Metallurgical Group NV                    171,531    5,921,264
    Amsterdam Commodities NV                               101,270    3,008,205
    APERAM SA                                              297,594   14,464,017
#   Arcadis NV                                             466,494    9,539,916
    ASM International NV                                   314,922   18,951,295
    BE Semiconductor Industries NV                         212,357   13,813,510
#   Beter Bed Holding NV                                   104,326    1,936,797
#   BinckBank NV                                           375,073    2,063,152
    Boskalis Westminster                                   594,181   21,251,871
#   Brunel International NV                                138,299    2,125,271
    Corbion NV                                             370,580   11,968,382
#   Flow Traders                                            96,337    2,917,164
*   Fugro NV                                               403,383    6,479,190
    Gemalto NV(B9MS8P5)                                    306,999   15,638,900
    Gemalto NV(B011JK4)                                    231,595   11,805,427
#*  Heijmans NV                                            141,912    1,200,149
    Hunter Douglas NV                                       17,720    1,550,513
    IMCD Group NV                                          145,489    8,145,803
    Intertrust NV                                           58,247      999,094
    KAS Bank NV                                             86,435      997,210
    Kendrion NV                                             79,933    3,410,005
#   Koninklijke BAM Groep NV                             2,089,839   12,427,008
    Koninklijke Vopak NV                                   353,510   16,831,454
*   Lucas Bols NV                                            3,916       91,759
    Nederland Apparatenfabriek                              27,865    1,279,918
#*  OCI NV                                                 531,075   11,377,523

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
#   Ordina NV                                              866,273 $  1,618,717
#   PostNL NV                                            2,599,766   12,305,455
    Refresco Group NV                                      194,325    3,796,881
    SBM Offshore NV                                      1,191,247   20,600,488
    Sligro Food Group NV                                   152,751    6,909,013
*   Telegraaf Media Groep NV                               170,034    1,211,512
    TKH Group NV                                           240,336   14,699,432
*   TomTom NV                                              838,890    8,904,657
    Van Lanschot Kempen NV                                  57,666    1,710,249
#   Wessanen                                               473,278    8,344,851
                                                                   ------------
TOTAL NETHERLANDS                                                   313,292,091
                                                                   ------------
NORWAY -- (2.3%)
    ABG Sundal Collier Holding ASA                       2,003,781    1,389,832
    AF Gruppen ASA                                          29,505      561,427
#*  Akastor ASA                                          1,076,530    2,205,310
*   Aker Solutions ASA                                     856,751    4,284,965
    American Shipping Co. ASA                              234,848      739,296
*   Archer, Ltd.                                           368,238      542,870
    Arendals Fossekompani A.S.                                  90       32,844
    Atea ASA                                               409,219    5,017,609
    Austevoll Seafood ASA                                  517,682    4,598,469
#*  Avance Gas Holding, Ltd.                               376,095    1,149,787
#*  Axactor AB                                           5,455,611    1,772,737
    Bakkafrost P/F                                         211,039    8,286,503
    Bonheur ASA                                            140,320    1,447,781
    Borregaard ASA                                         526,278    6,582,328
#   BW LPG, Ltd.                                           524,093    2,363,183
#*  BW Offshore, Ltd.                                      863,791    2,662,209
#*  DNO ASA                                              3,859,961    4,502,147
#*  DOF ASA                                              1,658,800      196,469
#   Ekornes ASA                                            123,183    1,786,841
    Entra ASA                                              141,667    1,882,969
    Europris ASA                                            45,869      214,488
#*  Fred Olsen Energy ASA                                  247,595      361,953
#   Frontline, Ltd.                                        344,307    1,996,271
#*  Funcom NV                                              835,906      306,756
    Grieg Seafood ASA                                      295,582    2,426,555
#*  Hexagon Composites ASA                                 437,202    1,550,156
#   Hoegh LNG Holdings, Ltd.                               279,030    3,129,163
*   Kongsberg Automotive ASA                             2,171,519    2,300,771
    Kongsberg Gruppen ASA                                  107,905    1,834,951
*   Kvaerner ASA                                         1,616,475    2,359,387
#*  NEL ASA                                              2,313,353      763,014
#*  Nordic Nanovector ASA                                  115,701    1,230,482
#*  Nordic Semiconductor ASA                               703,953    3,476,774
    Norway Royal Salmon ASA                                 20,408      350,208
#*  Norwegian Air Shuttle ASA                              154,653    3,797,156
#*  Norwegian Finans Holding ASA                           218,800    2,350,559
    Norwegian Property ASA                                  44,590       56,248
#   Ocean Yield ASA                                        248,488    2,122,755
*   Odfjell Drilling, Ltd.                                 147,404      399,294
    Odfjell SE Class A                                     134,257      505,837

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
    Olav Thon Eiendomsselskap ASA                          115,054 $  2,462,140
    Opera Software ASA                                     575,178    2,379,518
#*  Petroleum Geo-Services ASA                           1,952,682    4,282,647
#*  PhotoCure ASA                                           65,557      195,428
#*  Prosafe SE                                             149,365      577,697
#   Protector Forsikring ASA                               364,421    3,566,578
*   Q-Free ASA                                             179,836      203,178
#*  REC Silicon ASA                                     14,281,005    1,752,914
    Scatec Solar ASA                                       372,800    2,187,185
#*  Seadrill, Ltd.                                         463,580      173,039
    Selvaag Bolig ASA                                      171,736      797,089
#*  Sevan Marine ASA                                       124,800      207,239
    Skandiabanken ASA                                      152,499    1,716,491
    Solon Eiendom ASA                                        3,712        8,989
#*  Solstad Farstad ASA                                     99,014      118,204
#*  Songa Offshore                                         184,594      827,603
    SpareBank 1 SMN                                          2,422       24,458
    SpareBank 1 SR-Bank ASA                                269,957    2,694,422
    Stolt-Nielsen, Ltd.                                    151,270    2,311,865
    Storebrand ASA                                          33,758      281,583
#   TGS NOPEC Geophysical Co. ASA                          381,071    8,053,036
    Tomra Systems ASA                                      647,834    9,207,870
    Treasure ASA                                           300,823      622,748
    Veidekke ASA                                           443,333    5,860,398
*   Wallenius Wilhelmsen Logistics                         306,364    1,915,160
    Wilh Wilhelmsen Holding ASA Class A                     68,692    2,159,555
#   XXL ASA                                                292,490    2,848,886
                                                                   ------------
TOTAL NORWAY                                                        140,974,274
                                                                   ------------
PORTUGAL -- (1.0%)
    Altri SGPS SA                                          577,518    2,622,822
*   Banco Comercial Portugues SA Class R                67,212,193   19,158,177
    CTT-Correios de Portugal SA                            692,539    4,516,068
    EDP Renovaveis SA                                      182,845    1,461,269
    Ibersol SGPS SA                                         24,481      414,973
#   Mota-Engil SGPS SA                                     850,092    2,391,317
    Navigator Co. SA (The)                               2,010,412    8,665,261
    NOS SGPS SA                                          1,118,059    7,115,262
    Novabase SGPS SA                                        65,729      248,046
#   REN - Redes Energeticas Nacionais SGPS SA            1,468,029    4,757,140
    Semapa-Sociedade de Investimento e Gestao              128,708    2,501,598
    Sonae Capital SGPS SA                                  768,579      733,891
    Sonae SGPS SA                                        5,934,800    6,820,049
    Teixeira Duarte SA                                     710,639      278,919
                                                                   ------------
TOTAL PORTUGAL                                                       61,684,792
                                                                   ------------
SPAIN -- (5.3%)
    Acciona SA                                             194,158   16,596,521
    Acerinox SA                                            935,350   12,008,084
#   Adveo Group International SA                           104,096      387,238
    Alantra Partners SA                                     29,487      441,254
#   Almirall SA                                            364,691    3,527,334

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SPAIN -- (Continued)
#*  Amper SA                                              4,762,732 $ 1,343,266
    Applus Services SA                                      679,928   8,757,327
    Atresmedia Corp. de Medios de Comunicacion SA           489,833   5,749,086
    Azkoyen SA                                               64,022     584,096
*   Baron de Ley                                             13,360   1,698,713
#   Bolsas y Mercados Espanoles SHMSF SA                    412,428  15,127,052
    Cellnex Telecom SA                                      838,332  18,856,069
    Cia de Distribucion Integral Logista Holdings SA        242,484   6,261,156
    Cie Automotive SA                                       251,793   6,232,322
    Clinica Baviera SA                                        3,698      44,940
    Construcciones y Auxiliar de Ferrocarriles SA            91,240   4,056,976
#*  Deoleo SA                                             1,441,512     348,852
#   Distribuidora Internacional de Alimentacion SA        3,537,996  23,830,230
#*  Duro Felguera SA                                        489,623     435,031
    Ebro Foods SA                                           366,900   8,782,433
*   eDreams ODIGEO SA                                       314,785   1,095,736
    Elecnor SA                                              198,822   2,739,934
    Ence Energia y Celulosa SA                            1,045,746   4,456,636
    Ercros SA                                               793,700   2,883,719
    Euskaltel SA                                            431,467   4,411,596
    Faes Farma SA                                         1,444,899   4,582,471
    Fluidra SA                                              269,800   2,370,485
#*  Fomento de Construcciones y Contratas SA                141,812   1,560,031
    Grupo Catalana Occidente SA                             228,086  10,146,661
*   Grupo Empresarial San Jose SA                            91,203     405,729
#*  Grupo Ezentis SA                                      1,075,120     912,095
    Iberpapel Gestion SA                                     42,701   1,418,474
*   Indra Sistemas SA                                       705,130  10,910,028
    Inmobiliaria Colonial SA                              1,696,583  15,824,797
    Inmobiliaria del Sur SA                                   2,902      36,067
#   Laboratorios Farmaceuticos Rovi SA                       68,607   1,304,289
*   Liberbank SA                                          2,372,859   2,733,160
    Mediaset Espana Comunicacion SA                       1,004,667  12,662,626
    Melia Hotels International SA                           499,600   7,743,855
    Miquel y Costas & Miquel SA                              77,498   2,868,373
#   NH Hotel Group SA                                     1,358,586   9,051,267
#   Obrascon Huarte Lain SA                                 911,389   3,827,097
    Papeles y Cartones de Europa SA                         297,375   2,608,943
#*  Pescanova SA                                             68,547     111,900
*   Pharma Mar SA                                         1,078,930   4,898,246
#   Prim SA                                                  39,424     514,230
#*  Promotora de Informaciones SA Class A                   284,300   1,075,648
    Prosegur Cia de Seguridad SA                          1,400,764   9,574,047
#*  Quabit Inmobiliaria SA(BYYTT70)                         312,740     645,373
    Quabit Inmobiliaria SA(BYVXB02)                          15,637      32,394
*   Realia Business SA                                    1,048,913   1,356,535
#*  Sacyr SA                                              2,650,160   7,071,683
    Saeta Yield SA                                          207,924   2,385,834
    Siemens Gamesa Renewable Energy SA                      604,491   9,890,181
#*  Solaria Energia y Medio Ambiente SA                     298,467     482,121
#   Talgo SA                                                495,556   2,864,091
#   Tecnicas Reunidas SA                                    189,544   6,721,429
*   Tubacex SA                                              724,309   2,834,936

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
#*  Tubos Reunidos SA                                      776,287 $    986,566
    Vidrala SA                                              84,838    6,617,482
#   Viscofan SA                                            246,069   14,639,566
*   Vocento SA                                             263,636      490,882
    Zardoya Otis SA                                        858,732    9,008,485
                                                                   ------------
TOTAL SPAIN                                                         323,823,678
                                                                   ------------
SWEDEN -- (7.3%)
    AAK AB                                                 121,469    8,978,471
    Acando AB                                              586,572    1,976,190
    AddLife AB                                              77,913    1,606,282
    AddNode Group AB                                        22,737      202,720
    AddTech AB Class B                                     296,441    5,782,818
    AF AB Class B                                          321,244    7,036,641
    Alimak Group AB                                         55,127      955,752
#*  Anoto Group AB                                       4,862,822      124,058
*   Arise AB                                                36,861       58,496
#   Atrium Ljungberg AB Class B                            120,488    2,057,505
    Attendo AB                                              74,223      933,777
#   Avanza Bank Holding AB                                 125,578    5,181,270
*   BE Group AB                                             12,555       90,933
    Beijer Alma AB                                         117,169    3,422,017
#*  Beijer Electronics Group AB                             53,995      296,301
    Beijer Ref AB                                           71,389    2,144,615
    Bergman & Beving AB                                    144,190    1,786,380
    Betsson AB                                             526,477    5,063,129
    Bilia AB Class A                                       634,778    6,132,740
    BillerudKorsnas AB                                      76,671    1,212,350
    BioGaia AB Class B                                      92,718    3,456,970
#*  BioInvent International AB                             515,778      159,479
    Biotage AB                                             305,541    2,202,685
#   Bjorn Borg AB                                           82,051      340,488
#   Bonava AB                                                9,670      168,069
    Bonava AB Class B                                      237,828    4,161,595
    Bufab AB                                                49,551      555,510
    Bulten AB                                               92,534    1,409,866
    Bure Equity AB                                         335,255    4,119,013
#   Byggmax Group AB                                       372,728    3,012,630
    Capio AB                                                 5,108       29,022
#   Catena AB                                               71,286    1,233,192
#   Cavotec SA                                              31,634      121,097
    Clas Ohlson AB Class B                                 214,919    4,418,222
    Cloetta AB Class B                                   1,447,612    5,180,687
*   Collector AB                                            38,748      461,465
    Com Hem Holding AB                                     779,264   11,380,709
    Concentric AB                                          370,988    5,820,973
    Concordia Maritime AB Class B                          100,760      164,708
    Coor Service Management Holding AB                      35,885      257,565
    Corem Property Group AB Class B                          2,296       13,736
    Dedicare AB Class B                                     16,704      274,434
    Dios Fastigheter AB                                    604,286    3,533,493
    Dometic Group AB                                        70,449      595,507
    Doro AB                                                157,429      984,436

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
    Duni AB                                                 210,955 $ 3,057,447
#   Dustin Group AB                                         235,306   1,973,741
    Eastnine AB                                              78,409     669,850
    Elanders AB Class B                                      36,056     429,695
#*  Eltel AB                                                192,132     611,122
    Enea AB                                                  63,008     601,982
    eWork Group AB                                           22,308     256,627
    Fabege AB                                               666,527  13,164,806
#   Fagerhult AB                                            208,317   2,741,906
#   Fenix Outdoor International AG                           11,104   1,173,253
#*  Fingerprint Cards AB Class B                            191,798     896,942
#   Granges AB                                              472,903   5,227,375
    Gunnebo AB                                              205,151   1,092,226
*   Haldex AB                                               218,762   2,920,006
    Heba Fastighets AB Class B                               42,288     576,560
    Hemfosa Fastigheter AB                                  740,858   9,088,412
    Hexpol AB                                               356,694   3,648,238
    HIQ International AB                                    297,368   1,988,282
    HMS Networks AB                                          29,214     428,841
#   Hoist Finance AB                                        160,566   1,779,323
    Holmen AB Class B                                       261,612  11,815,850
    Hufvudstaden AB Class A                                 166,758   2,902,661
#   Indutrade AB                                            442,678  10,920,133
#   Intrum Justitia AB                                      389,858  12,685,711
    Inwido AB                                               322,120   4,049,553
#   ITAB Shop Concept AB Class B                            112,880     974,515
    JM AB                                                   392,486  13,775,900
    KappAhl AB                                              420,801   2,393,962
#   Karo Pharma AB                                          296,365   1,551,285
#   Kindred Group P.L.C.                                  1,251,492  13,928,301
#   Klovern AB Class B                                    2,572,769   3,286,617
    KNOW IT AB                                               93,314   1,504,150
#   Kungsleden AB                                         1,024,206   6,736,640
    Lagercrantz Group AB Class B                            354,351   4,012,208
    Lifco AB Class B                                         54,552   1,818,771
    Lindab International AB                                 468,066   4,921,822
    Loomis AB Class B                                       406,666  15,108,480
*   Medivir AB Class B                                      157,280   1,304,253
#   Mekonomen AB                                            149,584   3,150,099
#   Modern Times Group MTG AB Class B                       319,844  11,115,842
*   Momentum Group AB Class B                               144,190   1,486,762
    MQ Holding AB                                           190,110     743,765
#   Mycronic AB                                             464,036   4,837,290
    NCC AB Class B                                          513,349  13,357,162
#   Nederman Holding AB                                       4,621     131,808
#*  Net Insight AB Class B                                  735,492     482,954
    NetEnt AB                                               953,177   9,197,117
    New Wave Group AB Class B                               319,163   2,223,449
    Nobia AB                                                745,291   7,651,854
#   Nobina AB                                               405,004   1,996,282
    Nolato AB Class B                                       172,169   7,560,735
    Nordax Group AB                                          23,020     126,217
    NP3 Fastigheter AB                                       29,912     176,733

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
    OEM International AB Class B                            44,190 $    968,946
    Opus Group AB                                        1,289,836    1,125,692
#*  Orexo AB                                                 6,681       24,171
    Oriflame Holding AG                                    242,872    9,323,959
    Pandox AB                                               47,411      852,805
    Peab AB                                                876,860   10,292,816
    Pricer AB Class B                                      832,220    1,005,208
    Proact IT Group AB                                      50,363    1,288,012
    Probi AB                                                 1,642       75,224
#*  Qliro Group AB                                         795,678    1,637,192
#   Ratos AB Class B                                     1,504,874    7,189,020
*   RaySearch Laboratories AB                              130,088    3,184,126
#   Recipharm AB Class B                                   167,002    2,006,174
    Rezidor Hotel Group AB                                 426,060    1,641,979
    Rottneros AB                                           484,842      435,296
    Saab AB Class B                                         27,191    1,261,648
#   Sagax AB Class B                                       127,023    1,595,252
#*  SAS AB                                                 814,391    1,946,623
    Scandi Standard AB                                     224,885    1,608,185
    Scandic Hotels Group AB                                 89,633    1,246,231
    Sectra AB Class B                                       60,155    1,136,234
    Semcon AB                                              103,281      683,905
#*  Sensys Gatso Group AB                                1,035,356       89,790
    SkiStar AB                                             137,128    3,049,121
#*  SSAB AB Class A                                        186,603      950,406
#*  SSAB AB Class B                                      1,119,901    4,642,014
    Sweco AB Class B                                       326,793    7,981,305
    Swedol AB Class B                                       81,005      290,096
    Systemair AB                                            73,415    1,246,114
    Thule Group AB                                         400,366    7,791,453
#*  Tobii AB                                                49,569      222,247
    Troax Group AB                                           6,887      193,672
    VBG Group AB Class B                                     9,770      164,600
#   Victoria Park AB Class B                               567,966    1,932,978
#   Vitrolife AB                                            71,728    5,810,194
    Wallenstam AB Class B                                  906,444    9,228,468
    Wihlborgs Fastigheter AB                               385,249    9,370,981
                                                                   ------------
TOTAL SWEDEN                                                        442,845,648
                                                                   ------------
SWITZERLAND -- (10.7%)
    Allreal Holding AG                                      68,697   12,491,086
*   Alpiq Holding AG                                         6,898      584,942
    ALSO Holding AG                                         27,947    3,654,650
#   ams AG                                                 372,640   26,854,865
    APG SGA SA                                               7,581    3,419,432
#*  Arbonia AG                                             228,755    4,352,370
#   Aryzta AG                                              368,607   11,845,153
    Ascom Holding AG                                       210,467    4,168,344
    Autoneum Holding AG                                     16,300    3,916,868
    Bachem Holding AG Class B                               23,344    2,584,830
    Baloise Holding AG                                      39,603    6,362,857
    Bank Cler AG                                            30,867    1,386,922
    Banque Cantonale de Geneve                               8,078    1,332,714

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
    Banque Cantonale du Jura SA                               4,442 $   272,418
    Banque Cantonale Vaudoise                                11,753   8,503,268
    Belimo Holding AG                                         2,185   9,059,750
    Bell Food Group AG                                        5,249   2,415,485
    Bellevue Group AG                                        52,658   1,053,428
#   Berner Kantonalbank AG                                   23,655   4,480,359
    BFW Liegenschaften AG                                       620      29,392
    BKW AG                                                   64,177   3,656,896
    Bobst Group SA                                           44,716   4,978,482
    Bossard Holding AG Class A                               32,905   7,115,724
    Bucher Industries AG                                     34,470  11,493,948
#   Burckhardt Compression Holding AG                        12,768   3,792,328
    Burkhalter Holding AG                                    20,988   2,973,560
    Calida Holding AG                                        25,084   1,008,773
    Carlo Gavazzi Holding AG                                  1,916     699,366
    Cembra Money Bank AG                                    146,394  13,132,305
    Cham Paper Holding AG                                     1,894     775,430
*   Cicor Technologies, Ltd.                                  8,666     455,271
    Cie Financiere Tradition SA                               9,836     903,800
    Clariant AG                                             486,223  11,298,613
    Coltene Holding AG                                       20,595   2,130,409
    Conzzeta AG                                               6,901   7,221,844
#   Daetwyler Holding AG                                     37,940   6,200,964
    DKSH Holding AG                                         148,986  11,724,168
    dormakaba Holding AG                                     16,675  14,863,121
    Edmond de Rothschild Suisse SA                               41     703,844
#   EFG International AG                                    467,927   3,474,556
    Emmi AG                                                  12,810   9,025,199
    Energiedienst Holding AG                                 68,912   1,881,519
#*  Evolva Holding SA                                     1,761,042     837,875
    Feintool International Holding AG                         7,642     933,280
    Flughafen Zurich AG                                      70,548  17,992,473
    Forbo Holding AG                                          6,853  10,405,195
    GAM Holding AG                                        1,035,728  16,329,291
    Georg Fischer AG                                         22,880  26,022,377
    Gurit Holding AG                                          2,329   2,798,496
    Helvetia Holding AG                                      36,269  20,271,668
    Hiag Immobilien Holding AG                                3,901     482,740
#   HOCHDORF Holding AG                                       5,428   1,627,610
    Huber & Suhner AG                                        72,236   5,148,051
    Implenia AG                                              85,074   6,291,629
    Inficon Holding AG                                        9,382   5,145,271
    Interroll Holding AG                                      3,127   4,100,010
    Intershop Holding AG                                      8,065   3,988,681
#   Jungfraubahn Holding AG                                   5,914     697,339
    Kardex AG                                                35,549   3,918,131
    Komax Holding AG                                         18,489   5,400,668
    Kudelski SA                                             197,997   3,152,427
*   Lastminute.com NV                                         6,959      86,363
    LEM Holding SA                                            3,773   4,564,960
    Liechtensteinische Landesbank AG                         36,484   1,844,930
    Logitech International SA                               708,858  25,727,999
    Luzerner Kantonalbank AG                                 16,857   7,579,931

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
    MCH Group AG                                              2,934 $   233,005
    Metall Zug AG Class B                                       894   3,740,796
#*  Meyer Burger Technology AG                            2,370,456   3,724,716
    Mobilezone Holding AG                                   133,170   1,927,901
    Mobimo Holding AG                                        34,840   9,945,719
#   OC Oerlikon Corp. AG                                  1,120,910  16,399,993
#*  Orascom Development Holding AG                           60,240     419,269
#   Orell Fuessli Holding AG                                  5,028     667,706
    Orior AG                                                 29,509   2,199,959
#   Panalpina Welttransport Holding AG                       63,044   7,981,840
#   Phoenix Mecano AG                                         3,266   1,900,058
    Plazza AG Class A                                         5,940   1,412,410
    PSP Swiss Property AG                                   225,870  20,551,760
    Rieter Holding AG                                        17,376   4,024,172
#   Romande Energie Holding SA                                2,625   3,542,297
#*  Schaffner Holding AG                                      2,950     974,496
*   Schmolz + Bickenbach AG                               2,988,059   2,747,098
    Schweiter Technologies AG                                 4,863   6,399,978
    SFS Group AG                                             51,982   5,913,442
    Siegfried Holding AG                                     21,530   6,261,135
    St Galler Kantonalbank AG                                11,846   5,276,607
    Sulzer AG                                               107,928  12,108,331
    Sunrise Communications Group AG                         183,234  14,450,564
    Swiss Prime Site AG                                     125,079  11,291,127
    Swissquote Group Holding SA                              47,918   1,380,037
    Tamedia AG                                               14,493   2,233,403
    Tecan Group AG                                           49,228   9,181,204
    Temenos Group AG                                        318,043  30,744,041
    Thurgauer Kantonalbank                                    1,541     160,474
    u-blox Holding AG                                        30,554   6,067,294
    Valiant Holding AG                                       99,933  11,779,793
    Valora Holding AG                                        15,777   5,237,098
    Vaudoise Assurances Holding SA                            5,615   3,123,654
    Vetropack Holding AG                                      1,088   2,297,392
*   Von Roll Holding AG                                     270,044     405,472
    Vontobel Holding AG                                     136,975   9,112,230
    VP Bank AG                                               11,723   1,476,435
    VZ Holding AG                                            11,594   3,733,990
    Walliser Kantonalbank                                    17,172   1,691,378
    Walter Meier AG                                          22,913   1,065,717
#   Ypsomed Holding AG                                       16,382   2,557,881
    Zehnder Group AG                                         60,690   2,130,539
#   Zug Estates Holding AG Class B                              894   1,711,541

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SWITZERLAND -- (Continued)
      Zuger Kantonalbank AG                                  643 $    3,554,123
                                                                 --------------
TOTAL SWITZERLAND                                                   647,364,723
                                                                 --------------
UNITED STATES -- (0.0%)
*     Sapiens International Corp. NV                       8,658        102,954
                                                                 --------------
TOTAL COMMON STOCKS                                               5,507,863,296
                                                                 --------------
PREFERRED STOCKS -- (0.8%)

GERMANY -- (0.8%)
*     Biotest AG                                          89,937      2,445,595
      Draegerwerk AG & Co. KGaA                           37,880      4,075,469
#     Fuchs Petrolub SE                                  212,417     12,610,219
      Jungheinrich AG                                    245,511      9,742,361
#     Sartorius AG                                       117,258     11,082,616
      Sixt SE                                             68,763      3,905,536
      STO SE & Co. KGaA                                    8,021      1,132,733
      Villeroy & Boch AG                                  42,172        900,387
                                                                 --------------
TOTAL GERMANY                                                        45,894,916
                                                                 --------------
TOTAL PREFERRED STOCKS                                               45,894,916
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13                       254,689             --
                                                                 --------------
FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                     844,597             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                        --
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       5,553,758,212
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@  DFA Short Term Investment Fund                  44,539,312    515,408,914
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,459,568,519)^^            $6,069,167,126
                                                                 ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
   Austria                             -- $  193,065,074   --    $  193,065,074
   Belgium                    $ 1,836,547    237,461,047   --       239,297,594
   Denmark                             --    290,325,176   --       290,325,176
   Finland                             --    355,516,460   --       355,516,460
   France                         131,436    785,986,619   --       786,118,055
   Germany                      2,527,965    892,529,608   --       895,057,573
   Ireland                             --     73,106,705   --        73,106,705
   Israel                              --    134,048,182   --       134,048,182
   Italy                               --    611,240,317   --       611,240,317
   Netherlands                 11,805,427    301,486,664   --       313,292,091
   Norway                              --    140,974,274   --       140,974,274
   Portugal                            --     61,684,792   --        61,684,792
   Spain                          111,900    323,711,778   --       323,823,678
   Sweden                       1,486,762    441,358,886   --       442,845,648
   Switzerland                         --    647,364,723   --       647,364,723
   United States                       --        102,954   --           102,954
Preferred Stocks
   Germany                             --     45,894,916   --        45,894,916
Securities Lending Collateral          --    515,408,914   --       515,408,914
                              ----------- --------------   --    --------------
TOTAL                         $17,900,037 $6,051,267,089   --    $6,069,167,126
                              =========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES    VALUE++
                                                           ------- ------------
COMMON STOCKS -- (84.9%)

Consumer Discretionary -- (8.3%)
    Aimia, Inc.                                            893,217 $  1,038,833
*   Amaya, Inc.                                            721,513   12,795,390
#   AutoCanada, Inc.                                       186,438    3,002,747
#   BMTC Group, Inc.                                        17,481      164,750
#   BRP, Inc.                                              224,151    7,182,541
#   Cara Operations, Ltd.                                   74,300    1,397,502
#   Cineplex, Inc.                                         355,683   14,027,618
    Cogeco Communications, Inc.                             83,956    5,865,304
    Cogeco, Inc.                                            40,668    2,491,455
    Corus Entertainment, Inc. Class B                      770,538    8,553,636
    DHX Media, Ltd.(BRF12N3)                               363,010    1,889,661
#   DHX Media, Ltd.(BRF12P5)                               500,525    2,609,515
    Dorel Industries, Inc. Class B                         194,080    5,127,728
    Enercare, Inc.                                         628,159   10,550,350
#   Gamehost, Inc.                                          55,573      413,649
*   Glacier Media, Inc.                                    171,625       85,348
#   goeasy, Ltd.                                            49,533    1,109,650
*   Great Canadian Gaming Corp.                            348,738    6,785,951
#   Hudson's Bay Co.                                       440,211    3,767,436
    Imvescor Restaurant Group, Inc.                         21,300       58,941
*   Indigo Books & Music, Inc.                               2,402       29,959
    Leon's Furniture, Ltd.                                 141,075    2,041,302
    Linamar Corp.                                          193,114   10,583,902
    Martinrea International, Inc.                          572,456    4,623,727
    MTY Food Group, Inc.                                   104,963    3,961,948
#   Pizza Pizza Royalty Corp.                              165,512    2,226,297
    Reitmans Canada, Ltd. Class A                          260,312      954,182
    Sleep Country Canada Holdings, Inc.                    119,000    3,620,349
#*  Spin Master Corp.                                       70,300    2,155,096
#   Torstar Corp. Class B                                  393,289      460,559
*   TVA Group, Inc. Class B                                  7,000       19,034
#   Uni-Select, Inc.                                       271,531    6,337,720
#*  Yellow Pages, Ltd.                                     147,535      773,915
    Zenith Capital Corp.                                   111,820        7,265
                                                                   ------------
Total Consumer Discretionary                                        126,713,260
                                                                   ------------
Consumer Staples -- (4.4%)
#   AGT Food & Ingredients, Inc.                           125,802    2,565,988
    Andrew Peller, Ltd. Class A                             84,800      754,987
    Clearwater Seafoods, Inc.                              101,057      902,968
#*  Colabor Group, Inc.                                     68,300       45,470
    Corby Spirit and Wine, Ltd.                             73,867    1,303,448
    Cott Corp.(2228952)                                    747,076   11,594,883
    Cott Corp.(22163N106)                                   96,682    1,502,438
    High Liner Foods, Inc.                                  97,291    1,322,705
    Jean Coutu Group PJC, Inc. (The) Class A               425,576    7,093,218
    KP Tissue, Inc.                                          6,400       72,072
    Lassonde Industries, Inc. Class A                        4,500      865,530
#   Liquor Stores N.A., Ltd.                               202,611    1,626,738
    Maple Leaf Foods, Inc.                                 383,945   10,612,188
*   Neptune Technologies & Bioressources, Inc.              22,102       19,146

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Consumer Staples -- (Continued)
    North West Co., Inc. (The)                              316,536 $ 7,753,767
    Premium Brands Holdings Corp.                           156,662  11,312,837
#   Rogers Sugar, Inc.                                      621,236   3,194,003
#*  SunOpta, Inc.                                           390,950   3,731,546
                                                                    -----------
Total Consumer Staples                                               66,273,932
                                                                    -----------
Energy -- (17.9%)
*   Advantage Oil & Gas, Ltd.                             1,232,675   8,473,250
#*  Africa Oil Corp.                                      1,016,099   1,572,947
    AKITA Drilling, Ltd. Class A                             40,600     236,745
#*  Athabasca Oil Corp.                                   3,334,197   2,781,283
#*  Baytex Energy Corp.                                   1,311,306   3,681,228
#*  Bellatrix Exploration, Ltd.                             325,319     814,112
    Birchcliff Energy, Ltd.                               1,321,735   6,466,881
#*  BlackPearl Resources, Inc.                            1,472,701   1,169,420
    Bonavista Energy Corp.                                1,393,041   3,497,268
#   Bonterra Energy Corp.                                   175,395   2,363,454
#*  Calfrac Well Services, Ltd.                             917,215   2,486,615
#*  Canacol Energy, Ltd.                                    948,442   3,415,683
#   Cardinal Energy, Ltd.                                   257,790     961,477
*   Cequence Energy, Ltd.                                   863,916     121,264
#   CES Energy Solutions Corp.                              513,442   2,623,321
#*  Chinook Energy, Inc.                                    496,199     131,338
#   Cona Resources, Ltd.                                    219,900     537,955
*   Corridor Resources, Inc.                                  1,246         560
*   Crew Energy, Inc.                                       983,376   3,202,331
#*  Delphi Energy Corp.                                   1,019,439   1,005,743
#*  Denison Mines Corp.                                   3,326,982   1,734,540
#   Enbridge Income Fund Holdings, Inc.                      35,555     913,721
    Enerflex, Ltd.                                          597,858   8,267,152
#*  Energy Fuels, Inc.                                      397,690     708,138
    Enerplus Corp.                                        1,327,192  11,975,865
    Ensign Energy Services, Inc.                            822,427   4,399,910
*   Epsilon Energy, Ltd.                                    312,073     789,726
*   Essential Energy Services Trust                         929,741     447,439
#*  Fission Uranium Corp.                                 1,445,000     811,309
#   Freehold Royalties, Ltd.                                571,472   6,518,012
*   Frontera Energy Corp.                                    10,000     278,644
*   GASFRAC Energy Services, Inc.                            91,560           9
*   Gear Energy, Ltd.                                       404,000     246,272
    Gibson Energy, Inc.                                     702,339   9,142,941
*   Gran Tierra Energy, Inc.                              2,803,850   6,589,357
#   Granite Oil Corp.                                       225,108     835,973
*   Kelt Exploration, Ltd.                                1,232,340   6,612,677
*   Laramide Resources, Ltd.                                 22,000       5,823
*   Manitok Energy, Inc.                                     87,871       5,991
#*  MEG Energy Corp.                                      1,541,043   6,328,566
    Mullen Group, Ltd.                                      601,981   7,706,129
#*  Newalta Corp.                                           602,898     614,141
    North American Energy Partners, Inc.                    150,534     633,891
*   NuVista Energy, Ltd.                                  1,355,826   6,949,050
#*  Obsidian Energy, Ltd.                                 3,878,226   4,572,683
#*  Painted Pony Energy, Ltd.                               609,461   2,224,221

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Energy -- (Continued)
#*  Paramount Resources, Ltd. Class A                      430,942 $  6,906,133
*   Parex Resources, Inc.                                  931,091   11,456,135
#   Parkland Fuel Corp.                                    561,525   12,047,960
    Pason Systems, Inc.                                    356,252    5,200,551
#*  Pengrowth Energy Corp.                               3,100,994    2,338,026
#*  Perpetual Energy, Inc.                                  41,575       49,020
*   Petrus Resources, Ltd.                                  19,582       33,768
#   Peyto Exploration & Development Corp.                  100,000    1,777,421
*   PHX Energy Services Corp.                              241,574      399,152
#*  Pine Cliff Energy, Ltd.                                496,700      274,893
#*  Point Loma Resources, Ltd.                               5,174        1,515
*   Precision Drilling Corp.                             1,937,603    5,625,926
#*  Pulse Seismic, Inc.                                    296,139      608,074
#*  Questerre Energy Corp. Class A                         764,460      453,740
*   Raging River Exploration, Inc.                       1,094,651    7,015,250
#*  RMP Energy, Inc.                                     1,197,822      576,453
#   Secure Energy Services, Inc.                         1,067,236    8,063,656
    ShawCor, Ltd.                                          269,381    6,036,900
#*  Spartan Energy Corp.                                   807,348    4,137,920
*   Strad Energy Services, Ltd.                             39,947       44,537
#   Surge Energy, Inc.                                   1,968,637    3,426,463
#*  Tamarack Valley Energy, Ltd.                           615,983    1,156,126
    TORC Oil & Gas, Ltd.                                 1,005,112    4,522,702
    Total Energy Services, Inc.                            288,679    2,801,700
#*  TransGlobe Energy Corp.                                448,945      612,157
*   Trican Well Service, Ltd.                            1,864,840    5,459,528
#*  Trilogy Energy Corp.                                   387,642    1,644,777
*   Trinidad Drilling, Ltd.                              1,605,084    2,304,471
    Veresen, Inc.                                        1,597,192   23,328,547
#*  Western Energy Services Corp.                          572,897      661,698
#   Whitecap Resources, Inc.                             1,944,011   14,360,811
*   Xtreme Drilling Corp.                                   99,561      159,713
*   Yangarra Resources, Ltd.                               394,000    1,071,313
    ZCL Composites, Inc.                                   184,027    1,960,199
                                                                   ------------
Total Energy                                                        271,372,290
                                                                   ------------
Financials -- (6.1%)
#   AGF Management, Ltd. Class B                           457,869    2,750,703
#   Alaris Royalty Corp.                                   219,166    3,962,303
#   Callidus Capital Corp.                                  86,620    1,055,350
    Canaccord Genuity Group, Inc.                          785,765    3,951,672
#   Canadian Western Bank                                  567,880   12,753,672
#   Chesswood Group, Ltd.                                   75,642      820,883
    Clairvest Group, Inc.                                    1,900       53,102
#   Clarke, Inc.                                            17,242      156,274
    E-L Financial Corp., Ltd.                                3,778    2,551,495
#*  Echelon Financial Holdings, Inc.                        14,650      161,923
    ECN Capital Corp.                                    2,135,406    6,782,601
    Element Fleet Management Corp.                         118,000      893,459
#   Equitable Group, Inc.                                   74,224    3,261,272
*   Equity Financial Holdings, Inc.                            800        5,037
    Fiera Capital Corp.                                    252,637    2,917,965
#   Firm Capital Mortgage Investment Corp.                 128,618    1,397,854

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Financials -- (Continued)
#   First National Financial Corp.                           99,837 $ 2,001,945
#   Genworth MI Canada, Inc.                                364,580  10,635,472
    Gluskin Sheff + Associates, Inc.                        209,696   2,854,254
*   GMP Capital, Inc.                                       315,787     759,864
    Guardian Capital Group, Ltd. Class A                     38,697     838,034
#   Home Capital Group, Inc.                                350,158   3,875,821
*   Kingsway Financial Services, Inc.                        13,070      79,674
    Laurentian Bank of Canada                               231,446  10,056,090
#   Sprott, Inc.                                          1,516,488   2,785,447
#*  Street Capital Group, Inc.                              120,227     109,933
    Timbercreek Financial Corp.                             283,900   2,135,939
    TMX Group, Ltd.                                         237,058  12,568,305
                                                                    -----------
Total Financials                                                     92,176,343
                                                                    -----------
Health Care -- (1.4%)
    Concordia International Corp.                            65,542      93,725
#*  CRH Medical Corp.                                       488,496   1,602,525
#   Extendicare, Inc.                                       609,971   4,642,972
*   Knight Therapeutics, Inc.                               762,325   5,802,658
    Medical Facilities Corp.                                207,969   2,175,188
*   Novelion Therapeutics, Inc.                              43,802     396,408
#   Sienna Senior Living, Inc.                              313,615   4,324,076
#*  Theratechnologies, Inc.                                 382,901   2,395,531
*   Valeant Pharmaceuticals International, Inc.                  79       1,302
                                                                    -----------
Total Health Care                                                    21,434,385
                                                                    -----------
Industrials -- (10.0%)
    Aecon Group, Inc.                                       443,201   5,353,605
#   Ag Growth International, Inc.                            99,871   4,481,879
    Algoma Central Corp.                                     31,090     304,229
*   ATS Automation Tooling Systems, Inc.                    547,230   5,881,598
#   Badger Daylighting, Ltd.                                225,381   4,786,917
#*  Ballard Power Systems, Inc.                              32,234      94,110
#   Bird Construction, Inc.                                 268,333   1,822,964
#   Black Diamond Group, Ltd.                               360,892     769,980
    Calian Group, Ltd.                                       28,455     638,597
#   CanWel Building Materials Group, Ltd.                   247,022   1,218,516
#   Cargojet, Inc.                                           17,649     683,877
#   Cervus Equipment Corp.                                   37,897     371,751
#*  DIRTT Environmental Solutions                           321,568   1,532,074
#   Exchange Income Corp.                                   113,984   2,636,694
    Exco Technologies, Ltd.                                 174,165   1,547,823
    Finning International, Inc.                             293,478   5,906,046
*   GDI Integrated Facility Services, Inc.                      700       8,562
*   Heroux-Devtek, Inc.                                     174,954   1,862,153
#*  HNZ Group, Inc.                                          23,088     262,593
#   Horizon North Logistics, Inc.                           894,144     946,677
*   IBI Group, Inc.                                          81,600     433,935
#   K-Bro Linen, Inc.                                        41,353   1,335,038
    Logistec Corp. Class B                                      300       9,081
#   MacDonald Dettwiler & Associates, Ltd.                  200,472  11,369,862
    Magellan Aerospace Corp.                                 90,076   1,438,471

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- ------------
Industrials -- (Continued)
    Morneau Shepell, Inc.                               311,711 $  5,167,890
#*  NAPEC, Inc.                                          53,200       51,632
    New Flyer Industries, Inc.                          254,771   10,387,014
    Richelieu Hardware, Ltd.                            282,455    7,369,770
    Rocky Mountain Dealerships, Inc.                     98,255      795,182
    Russel Metals, Inc.                                 390,906    7,819,688
    Savaria Corp.                                       101,700    1,215,424
#   Stantec, Inc.(2854238)                              557,929   14,194,913
    Stantec, Inc.(85472N109)                              2,648       67,524
#   Stuart Olson, Inc.                                  130,159      555,401
#   Student Transportation, Inc.                        548,486    3,229,105
    TFI International, Inc.                             524,953   12,341,185
    Toromont Industries, Ltd.                           431,613   16,025,158
    Transcontinental, Inc. Class A                      409,776    8,354,928
    Wajax Corp.                                         141,238    2,656,532
    WestJet Airlines, Ltd.                                6,379      127,145
*   Westport Fuel Systems, Inc.                          17,150       29,575
    Westshore Terminals Investment Corp.                342,649    6,486,077
                                                                ------------
Total Industrials                                                152,571,175
                                                                ------------
Information Technology -- (4.0%)
*   5N Plus, Inc.                                       406,229    1,013,332
    Absolute Software Corp.                             243,288    1,551,345
#*  Avigilon Corp.                                      267,994    3,048,049
*   BSM Technologies, Inc.                               28,600       34,180
*   Celestica, Inc.(2263362)                            804,865    9,567,355
*   Celestica, Inc.(15101Q108)                           36,408      432,891
    Computer Modelling Group, Ltd.                      465,152    3,533,178
*   Descartes Systems Group, Inc. (The)                 405,356   10,170,071
    Enghouse Systems, Ltd.                              113,857    4,879,390
    Evertz Technologies, Ltd.                           159,053    2,264,440
#*  EXFO, Inc.                                           60,487      248,886
*   Kinaxis, Inc.                                        95,672    6,153,549
#   Mediagrif Interactive Technologies, Inc.             18,870      226,425
#*  Mitel Networks Corp.                                583,224    4,967,986
*   Points International, Ltd.(2556879)                  36,359      298,921
*   Points International, Ltd.(730843208)                 3,323       27,348
    Pure Technologies, Ltd.                             171,745      692,903
    Quarterhill, Inc.                                   793,033    1,138,584
    Sandvine Corp.                                    1,088,669    3,824,640
#*  Sierra Wireless, Inc.(2418968)                      193,247    5,690,072
*   Sierra Wireless, Inc.(826516106)                     10,722      316,299
*   Solium Capital, Inc.                                108,306      841,777
#*  UrtheCast Corp.                                     516,214      463,734
    Vecima Networks, Inc.                                 6,059       49,230
                                                                ------------
Total Information Technology                                      61,434,585
                                                                ------------
Materials -- (25.3%)
    Acadian Timber Corp.                                 57,238      844,740
#   AirBoss of America Corp.                            100,462    1,067,673
#*  Alacer Gold Corp.                                 1,806,048    3,013,098
    Alamos Gold, Inc. Class A                         2,076,629   14,707,548

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- -----------
Materials -- (Continued)
#*  Alio Gold, Inc.                                     195,218 $   820,489
#   Altius Minerals Corp.                               220,300   1,991,402
#*  Americas Silver Corp.                               137,208     439,111
#*  Amerigo Resources, Ltd.                             296,500     164,095
*   Argonaut Gold, Inc.                               1,093,807   1,921,345
#*  Asanko Gold, Inc.                                   800,944   1,002,184
*   AuRico Metals, Inc.                                 873,683     826,907
*   B2Gold Corp.                                      5,290,034  13,280,775
*   Banro Corp.                                          18,429       7,834
    Caledonia Mining Corp. P.L.C.                           540       3,487
*   Canfor Corp.                                        522,870   8,773,564
    Canfor Pulp Products, Inc.                          217,215   2,057,597
*   Capstone Mining Corp.                             3,258,255   3,136,079
    Cascades, Inc.                                      482,793   5,951,898
    Centerra Gold, Inc.                               1,599,935   8,533,843
#*  China Gold International Resources Corp., Ltd.    1,666,061   2,539,014
#*  Continental Gold, Inc.                              878,000   2,387,343
#*  Copper Mountain Mining Corp.                        948,230     760,561
*   Detour Gold Corp.                                 1,078,565  13,564,788
    Dominion Diamond Corp.(B95LX89)                     554,107   7,795,498
#   Dominion Diamond Corp.(257287102)                    20,700     291,456
*   Dundee Precious Metals, Inc.                      1,446,122   3,050,572
#*  Eastmain Resources, Inc.                            104,500      27,660
*   EcoSynthetix, Inc.                                    1,500       3,309
    Eldorado Gold Corp.                               4,471,746   9,468,947
#*  Endeavour Mining Corp.                              382,538   7,284,093
#*  Endeavour Silver Corp.                              158,611     480,890
#*  First Majestic Silver Corp.                       1,019,024   8,385,954
*   Fortress Paper, Ltd. Class A                         16,706      81,537
*   Fortuna Silver Mines, Inc.                        1,092,735   5,460,388
#*  Golden Star Resources, Ltd.                       2,274,527   1,550,710
#*  Great Panther Silver, Ltd.                          842,551   1,094,793
*   Guyana Goldfields, Inc.                           1,098,544   4,238,217
    HudBay Minerals, Inc.                             1,566,205  12,160,308
*   IAMGOLD Corp.                                     3,392,369  18,312,126
#*  Imperial Metals Corp.                               281,160     861,465
*   Interfor Corp.                                      488,408   7,603,769
#*  International Tower Hill Mines, Ltd.                 13,001       6,778
    Intertape Polymer Group, Inc.                       379,277   7,310,228
*   Ivanhoe Mines, Ltd. Class A                       2,184,189   8,619,378
    Kirkland Lake Gold, Ltd.                            969,273  10,044,521
*   Klondex Mines, Ltd.                                 871,669   2,775,637
#   Labrador Iron Ore Royalty Corp.                     439,156   6,065,584
#*  Liberty Gold Corp.                                  222,861      83,120
    Lucara Diamond Corp.                              1,558,365   3,349,844
#*  Lundin Gold, Inc.                                    35,700     132,005
*   Lydian International, Ltd.                           91,514      27,709
*   Major Drilling Group International, Inc.            628,212   4,151,969
#   Mandalay Resources Corp.                          1,371,135     428,909
#*  Midas Gold Corp.                                    293,884     179,147
*   Nautilus Minerals, Inc.                             227,078      38,249
    Nevsun Resources, Ltd.                            1,985,327   5,366,394
*   New Gold, Inc.                                    3,536,049  11,827,010

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                       SHARES     VALUE++
                                                      --------- ------------
Materials -- (Continued)
    Norbord, Inc.                                       235,880 $  8,371,921
    OceanaGold Corp.                                  4,160,560   11,379,595
*   Orbite Technologies, Inc.                            73,500       10,393
#   Osisko Gold Royalties, Ltd.                         708,928    9,103,613
    Pan American Silver Corp.                           896,073   15,093,269
#*  Platinum Group Metals, Ltd.                         105,831       77,246
#*  PolyMet Mining Corp.                                613,665      418,380
*   Premier Gold Mines, Ltd.                            860,412    2,339,520
#*  Pretium Resources, Inc.(B57Q8S9)                    114,400    1,099,268
#*  Pretium Resources, Inc.(74139C102)                  325,217    3,125,335
#*  Primero Mining Corp.                              1,071,138      386,615
#*  RB Energy, Inc.                                     396,013          277
*   Richmont Mines, Inc.                                398,871    3,324,058
#*  Royal Nickel Corp.                                  385,500       58,749
#*  Sabina Gold & Silver Corp.                        1,572,221    2,849,985
#*  Sandstorm Gold, Ltd.                              1,078,289    4,445,483
#*  Seabridge Gold, Inc.                                111,235    1,291,013
*   SEMAFO, Inc.                                      2,066,546    4,989,215
#*  Sherritt International Corp.                      2,511,161    1,732,182
*   Silver Standard Resources, Inc.                     794,505    7,723,602
#*  Sprott Resource Holdings, Inc.                      597,898       74,333
    Stella-Jones, Inc.                                  249,471    8,730,234
#*  Stornoway Diamond Corp.                           1,538,297      974,738
    Supremex, Inc.                                        6,100       21,919
    Tahoe Resources, Inc.                             1,392,595    7,617,805
#*  Tanzanian Royalty Exploration Corp.                 298,950      129,483
*   Taseko Mines, Ltd.                                1,335,491    1,992,391
#*  Tembec, Inc.                                        420,376    1,530,786
*   Teranga Gold Corp.                                  656,414    1,679,535
#*  TMAC Resources, Inc.                                 71,713      624,091
*   Torex Gold Resources, Inc.                          502,960    9,169,666
#*  Trevali Mining Corp.                              2,683,816    2,776,918
*   Wesdome Gold Mines, Ltd.                            602,364    1,188,543
    West Fraser Timber Co., Ltd.                        169,710    9,018,077
    Western Forest Products, Inc.                     2,549,109    5,070,616
    Winpak, Ltd.                                        159,835    6,862,617
    Yamana Gold, Inc.                                 4,817,792   12,558,912
                                                                ------------
Total Materials                                                  384,193,932
                                                                ------------
Real Estate -- (2.3%)
#   Altus Group, Ltd.                                   269,614    5,527,438
    Brookfield Real Estate Services, Inc.                29,769      401,855
    Colliers International Group, Inc.                  182,095    9,807,643
*   DREAM Unlimited Corp. Class A                       215,800    1,275,673
    FirstService Corp.(BYL7ZF7)                         185,371   11,946,709
    FirstService Corp.(33767E103)                         1,234       79,519
    Genesis Land Development Corp.                       76,842      223,731
    Information Services Corp.                            7,374      110,662
#*  Mainstreet Equity Corp.                              29,849      897,565
    Mainstreet Health Investments, Inc.                  59,900      551,080
    Melcor Developments, Ltd.                            51,140      588,618
    Morguard Corp.                                       10,168    1,402,927

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                      SHARES      VALUE++
                                                    ---------- --------------
Real Estate -- (Continued)
      Tricon Capital Group, Inc.                       293,100 $    2,468,458
                                                               --------------
Total Real Estate                                                  35,281,878
                                                               --------------
Utilities -- (5.2%)
      Algonquin Power & Utilities Corp.                568,220      6,075,294
      Alterra Power Corp.                              160,142        769,401
      Boralex, Inc. Class A                            348,391      6,223,114
      Capital Power Corp.                              601,809     11,879,302
      Innergex Renewable Energy, Inc.                  547,427      6,423,787
      Just Energy Group, Inc.                          765,076      4,105,361
*     Maxim Power Corp.                                 92,234        199,745
#     Northland Power, Inc.                            612,888     11,414,686
      Polaris Infrastructure, Inc.                      76,300      1,040,997
      Superior Plus Corp.                              869,885      7,626,102
      TransAlta Corp.                                1,813,309     11,824,505
#     TransAlta Renewables, Inc.                       529,146      6,205,025
      Valener, Inc.                                    281,676      4,871,012
                                                               --------------
Total Utilities                                                    78,658,331
                                                               --------------
TOTAL COMMON STOCKS                                             1,290,110,111
                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
*     QLT, Inc. Warrants 11/23/17                      219,010             --
*     QLT, Inc. Warrants 11/23/17 Class A              219,010             --
                                                               --------------
TOTAL RIGHTS/WARRANTS                                                      --
                                                               --------------
TOTAL INVESTMENT SECURITIES                                     1,290,110,111
                                                               --------------

                                                                   VALUE+
                                                               --------------
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund                19,810,301    229,244,806
                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,658,669,678)^^          $1,519,354,917
                                                               ==============

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                         --------------------------------------------------
                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                         -------------- ------------ ------- --------------
    Common Stocks
       Consumer
         Discretionary   $  126,705,995 $      7,265   --    $  126,713,260
       Consumer Staples      66,273,932           --   --        66,273,932
       Energy               271,372,281            9   --       271,372,290
       Financials            92,176,343           --   --        92,176,343
       Health Care           21,037,977      396,408   --        21,434,385
       Industrials          152,571,175           --   --       152,571,175
       Information
         Technology          61,434,585           --   --        61,434,585
       Materials            384,183,262       10,670   --       384,193,932
       Real Estate           35,281,878           --   --        35,281,878
       Utilities             78,658,331           --   --        78,658,331
    Securities Lending
      Collateral                     --  229,244,806   --       229,244,806
                         -------------- ------------   --    --------------
    TOTAL                $1,289,695,759 $229,659,158   --    $1,519,354,917
                         ============== ============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (94.4%)

BRAZIL -- (4.5%)
    Ambev SA                                              855,320 $ 5,252,579
    Ambev SA ADR                                        5,984,451  36,385,462
    B3 SA - Brasil Bolsa Balcao                         2,587,090  16,999,206
    Banco Bradesco SA                                   1,227,581  11,868,959
    Banco do Brasil SA                                  1,076,318   9,905,984
    Banco Santander Brasil SA                             479,757   3,924,704
    BB Seguridade Participacoes SA                        967,525   8,516,863
    BR Malls Participacoes SA                             466,400   1,974,275
#   Braskem SA Sponsored ADR                              165,709   3,980,330
*   BRF SA                                                428,568   5,074,071
#*  BRF SA ADR                                            276,507   3,260,018
    BTG Pactual Group                                      96,141     482,503
    CCR SA                                              2,156,612  11,812,315
*   Centrais Eletricas Brasileiras SA                     368,500   1,595,315
#   Centrais Eletricas Brasileiras SA ADR                  85,023     450,622
#*  Centrais Eletricas Brasileiras SA Sponsored ADR       100,200     431,862
    Cia de Saneamento Basico do Estado de Sao Paulo       424,900   4,571,454
    Cia de Saneamento Basico do Estado de Sao Paulo ADR   150,389   1,618,186
#*  Cia Siderurgica Nacional SA Sponsored ADR             241,268     588,694
    Cielo SA                                            1,808,236  15,134,597
*   Cosan Logistica SA                                     75,536     182,157
    Cosan SA Industria e Comercio                         209,443   2,424,645
    CPFL Energia SA                                       220,971   1,903,340
    CPFL Energia SA ADR                                    67,189   1,153,628
    Embraer SA Sponsored ADR                              200,469   4,063,507
    Engie Brasil Energia SA                               250,101   2,807,105
    Equatorial Energia SA                                 183,400   3,334,706
    Fibria Celulose SA                                     22,600     239,745
    Fibria Celulose SA Sponsored ADR                      432,930   4,576,070
    Gerdau SA                                             201,832     688,016
    Gerdau SA Sponsored ADR                               577,984   1,947,806
    Hypermarcas SA                                        473,562   4,250,645
    Itau Unibanco Holding SA                              445,626   4,727,278
    JBS SA                                              2,413,848   5,960,405
    Klabin SA                                             996,400   5,112,447
    Kroton Educacional SA                               2,022,386   9,780,038
    Localiza Rent a Car SA                                 97,400   1,621,069
    Lojas Americanas SA                                   255,084   1,056,051
    Lojas Renner SA                                     1,545,302  14,519,649
    M Dias Branco SA                                      127,000   2,067,286
    Multiplan Empreendimentos Imobiliarios SA              98,000   2,258,964
    Natura Cosmeticos SA                                  112,200     901,313
*   Petroleo Brasileiro SA                              2,305,200  10,201,472
*   Petroleo Brasileiro SA Sponsored ADR                  772,593   6,806,544
    Raia Drogasil SA                                      381,000   8,430,420
*   Rumo SA                                               831,800   2,758,129
    Telefonica Brasil SA ADR                               16,000     238,080
    Tim Participacoes SA                                1,162,813   3,967,589
    Tim Participacoes SA ADR                               63,679   1,074,265
    Ultrapar Participacoes SA                             394,184   9,354,183
#   Ultrapar Participacoes SA Sponsored ADR               254,308   6,019,470

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    Vale SA                                                601,698 $  6,039,459
#   Vale SA Sponsored ADR                                1,209,916   12,135,457
    WEG SA                                                 440,666    2,676,484
                                                                   ------------
TOTAL BRAZIL                                                        289,105,421
                                                                   ------------
CHILE -- (1.3%)
    AES Gener SA                                         2,528,093      939,393
    Aguas Andinas SA Class A                             4,491,454    2,833,917
    Banco de Chile                                       1,445,838      209,158
    Banco de Chile ADR                                      55,229    4,720,968
    Banco de Credito e Inversiones                          65,688    3,964,275
    Banco Santander Chile ADR                              240,702    6,804,646
    Cencosud SA                                          1,874,706    5,336,272
    Cia Cervecerias Unidas SA                              109,017    1,453,062
    Cia Cervecerias Unidas SA Sponsored ADR                 78,551    2,090,242
    Colbun SA                                           11,915,903    2,787,389
#   Embotelladora Andina SA Class A ADR                      5,228      128,922
    Embotelladora Andina SA Class B ADR                     21,587      590,189
    Empresa Nacional de Telecomunicaciones SA               59,326      675,531
    Empresas CMPC SA                                     2,386,070    6,095,625
    Empresas COPEC SA                                      457,911    5,585,501
    Enel Americas SA ADR                                   853,477    8,534,771
    Enel Chile SA                                          610,581    3,339,878
    Enel Generacion Chile SA                               685,982      534,183
#   Enel Generacion Chile SA ADR                           152,864    3,564,788
#   Itau CorpBanca(45033E105)                               30,902      448,079
    Itau CorpBanca(BYT25P4)                            277,662,082    2,632,233
    Latam Airlines Group SA                                  8,686      102,047
    Latam Airlines Group SA Sponsored ADR                  634,556    7,443,342
    SACI Falabella                                         724,788    6,696,082
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR                                                  153,936    6,328,309
                                                                   ------------
TOTAL CHILE                                                          83,838,802
                                                                   ------------
CHINA -- (17.1%)
#*  58.com, Inc. ADR                                        63,800    3,256,990
#   AAC Technologies Holdings, Inc.                        634,000    8,516,941
    Agricultural Bank of China, Ltd. Class H            18,363,000    8,565,279
    Air China, Ltd. Class H                              2,890,000    2,606,399
*   Alibaba Group Holding, Ltd. Sponsored ADR              649,851  100,694,412
#*  Alibaba Pictures Group, Ltd.                         8,470,000    1,430,755
*   Aluminum Corp. of China, Ltd. ADR                      107,180    1,693,444
*   Aluminum Corp. of China, Ltd. Class H                  650,000      407,239
#   Angang Steel Co., Ltd. Class H                       1,338,000    1,084,385
    Anhui Conch Cement Co., Ltd. Class H                   985,500    3,640,736
    Anta Sports Products, Ltd.                           1,125,000    3,856,852
    AviChina Industry & Technology Co., Ltd. Class H     1,339,000      820,426
#   BAIC Motor Corp., Ltd. Class H                       1,528,000    1,373,670
*   Baidu, Inc. Sponsored ADR                              149,158   33,761,913
    Bank of China, Ltd. Class H                         52,494,181   25,817,294
    Bank of Communications Co., Ltd. Class H             5,935,515    4,390,422
    BBMG Corp. Class H                                   2,162,500    1,088,625
    Beijing Capital International Airport Co., Ltd.
      Class H                                            1,756,000    2,763,633

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    Beijing Enterprises Holdings, Ltd.                     478,972 $ 2,541,924
    Beijing Enterprises Water Group, Ltd.                4,292,000   3,561,443
#   Brilliance China Automotive Holdings, Ltd.           1,616,000   4,088,509
#   Byd Co., Ltd. Class H                                  547,386   3,406,914
    BYD Electronic International Co., Ltd.                 547,000   1,379,829
#   Central China Securities Co., Ltd. Class H             580,000     263,860
    CGN Power Co., Ltd. Class H                          6,045,000   1,654,371
    China Cinda Asset Management Co., Ltd. Class H       9,893,000   4,110,608
    China CITIC Bank Corp., Ltd. Class H                 6,509,928   4,219,657
#   China Coal Energy Co., Ltd. Class H                  2,695,777   1,330,686
    China Communications Construction Co., Ltd. Class H  3,529,000   4,700,208
    China Communications Services Corp., Ltd. Class H    2,194,000   1,191,714
    China Construction Bank Corp. Class H               65,499,590  54,385,255
    China Eastern Airlines Corp., Ltd.                       2,200      60,830
    China Eastern Airlines Corp., Ltd. Class H           1,734,000     955,530
    China Everbright Bank Co., Ltd. Class H              3,311,000   1,605,377
    China Everbright International, Ltd.                 2,508,000   3,270,464
#*  China Evergrande Group                               6,791,000  18,887,037
    China Galaxy Securities Co., Ltd. Class H            2,730,000   2,404,255
    China Gas Holdings, Ltd.                             1,904,000   4,605,514
#   China Hongqiao Group, Ltd.                           2,662,000   1,802,034
#   China Huarong Asset Management Co., Ltd. Class H     2,830,000   1,155,360
    China Huishan Dairy Holdings Co., Ltd.               2,888,000       2,888
    China International Capital Corp., Ltd. Class H        223,200     355,138
#   China International Marine Containers Group Co.,
      Ltd. Class H                                         437,500     914,420
#   China Life Insurance Co., Ltd. ADR                     834,193  13,246,985
    China Life Insurance Co., Ltd. Class H                  65,000     205,430
    China Longyuan Power Group Corp., Ltd. Class H       3,255,000   2,380,498
#   China Medical System Holdings, Ltd.                    530,000     904,151
    China Mengniu Dairy Co., Ltd.                        2,016,000   3,923,549
    China Merchants Bank Co., Ltd. Class H               3,120,554  10,246,457
    China Merchants Port Holdings Co., Ltd.              1,560,099   4,897,692
    China Minsheng Banking Corp., Ltd. Class H           4,658,500   4,681,834
    China Mobile, Ltd.                                     172,500   1,843,878
    China Mobile, Ltd. Sponsored ADR                       918,178  49,058,251
#   China Molybdenum Co., Ltd. Class H                   2,028,966   1,102,587
#   China Oilfield Services, Ltd. Class H                1,632,000   1,390,461
    China Overseas Land & Investment, Ltd.               5,600,000  18,971,614
    China Pacific Insurance Group Co., Ltd. Class H      1,497,600   6,598,727
    China Petroleum & Chemical Corp. ADR                   132,615  10,103,914
    China Petroleum & Chemical Corp. Class H            11,600,800   8,794,193
    China Railway Construction Corp., Ltd. Class H       2,681,500   3,539,056
    China Railway Group, Ltd. Class H                    3,186,000   2,531,726
    China Railway Signal & Communication Corp., Ltd.
      Class H                                            1,100,000     859,566
    China Reinsurance Group Corp. Class H                   97,000      22,707
    China Resources Beer Holdings Co., Ltd.              1,613,611   4,074,523
#   China Resources Gas Group, Ltd.                      1,108,000   4,196,166
    China Resources Land, Ltd.                           3,234,666  10,379,743
    China Resources Power Holdings Co., Ltd.             1,954,517   3,721,650
    China Shenhua Energy Co., Ltd. Class H               2,188,000   5,442,477
    China Southern Airlines Co., Ltd. Class H            2,638,000   2,007,949
    China Southern Airlines Co., Ltd. Sponsored ADR         14,306     545,488
    China State Construction International Holdings,
      Ltd.                                               2,066,000   3,333,283

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    China Taiping Insurance Holdings Co., Ltd.           1,440,506 $ 4,325,517
    China Telecom Corp., Ltd. ADR                           56,720   2,709,514
    China Telecom Corp., Ltd. Class H                    4,088,000   1,943,157
*   China Unicom Hong Kong, Ltd.                         4,706,000   6,820,506
*   China Unicom Hong Kong, Ltd. ADR                       574,180   8,371,544
    China Vanke Co., Ltd. Class H                        1,382,600   4,073,734
    Chongqing Rural Commercial Bank Co., Ltd. Class H    4,350,000   3,205,117
    CITIC Securities Co., Ltd. Class H                   1,806,000   3,661,574
    CITIC, Ltd.                                          4,059,000   6,167,163
    CNOOC, Ltd.                                            463,000     518,219
    CNOOC, Ltd. Sponsored ADR                              115,920  13,035,204
*   COSCO SHIPPING Development Co., Ltd. Class H         2,657,000     628,637
*   COSCO SHIPPING Holdings Co., Ltd. Class H            1,437,000     891,219
    COSCO SHIPPING Ports, Ltd.                           1,041,312   1,273,716
#   Country Garden Holdings Co., Ltd.                    9,412,686  13,141,510
#   CRRC Corp., Ltd. Class H                             2,494,000   2,226,302
    CSPC Pharmaceutical Group, Ltd.                      4,882,000   7,607,743
    CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H                                         118,000     203,065
#*  Ctrip.com International, Ltd. ADR                      203,112  12,131,880
#   Dali Foods Group Co., Ltd.                             240,500     144,995
    Dalian Port PDA Co., Ltd. Class H                    1,495,000     273,488
*   Datang International Power Generation Co., Ltd.
      Class H                                            3,068,000   1,043,858
    Dongfeng Motor Group Co., Ltd. Class H               3,050,000   3,733,073
    ENN Energy Holdings, Ltd.                              786,000   5,336,030
    Everbright Securities Co., Ltd. Class H                 61,600      83,527
#   Fosun International, Ltd.                            2,542,222   3,849,380
#   Fullshare Holdings, Ltd.                             4,900,000   1,957,043
    Fuyao Glass Industry Group Co., Ltd. Class H           341,200   1,161,405
#   Geely Automobile Holdings, Ltd.                      4,750,000  10,968,361
    GF Securities Co., Ltd. Class H                        755,600   1,522,161
#   Great Wall Motor Co., Ltd. Class H                   3,764,500   4,821,448
    Guangdong Investment, Ltd.                           2,736,000   3,850,206
    Guangshen Railway Co., Ltd. Class H                    172,000      88,495
    Guangshen Railway Co., Ltd. Sponsored ADR               27,717     713,990
    Guangzhou Automobile Group Co., Ltd. Class H           974,259   2,093,590
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                          98,000     258,263
    Guangzhou R&F Properties Co., Ltd. Class H           2,458,800   4,389,966
    Haier Electronics Group Co., Ltd.                    1,403,000   3,612,695
    Haitian International Holdings, Ltd.                   530,000   1,518,313
    Haitong Securities Co., Ltd. Class H                 2,196,800   3,498,690
*   Hanergy Thin Film Power Group, Ltd.                  5,416,000      27,165
    Hengan International Group Co., Ltd.                   853,000   6,504,240
    Huadian Power International Corp., Ltd. Class H      1,738,000     733,573
    Huaneng Power International, Inc. Class H            1,598,000   1,126,420
#   Huaneng Power International, Inc. Sponsored ADR         34,452     980,159
    Huatai Securities Co., Ltd. Class H                    933,000   1,872,006
    Huishang Bank Corp., Ltd. Class H                      960,000     467,099
    Industrial & Commercial Bank of China, Ltd. Class H 58,306,185  40,741,854
*   JD.com, Inc. ADR                                       307,146  13,873,785
    Jiangsu Expressway Co., Ltd. Class H                 1,356,000   1,967,384
    Jiangxi Copper Co., Ltd. Class H                     1,444,000   2,632,215
    Kingboard Chemical Holdings, Ltd.                      344,500   1,550,983
    Kunlun Energy Co., Ltd.                              6,128,000   6,108,863

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
    Lee & Man Paper Manufacturing, Ltd.                    687,000 $    731,622
    Legend Holdings Corp. Class H                          178,200      466,027
#   Lenovo Group, Ltd.                                  10,021,278    6,198,630
    Longfor Properties Co., Ltd.                         2,266,500    5,688,004
*   Maanshan Iron & Steel Co., Ltd. Class H                650,000      314,792
    Metallurgical Corp. of China, Ltd. Class H           2,232,000      767,462
    Minth Group, Ltd.                                      444,000    2,044,406
*   Momo, Inc. Sponsored ADR                                44,081    1,936,478
    NetEase, Inc. ADR                                       73,351   22,832,699
    New China Life Insurance Co., Ltd. Class H             449,400    2,896,323
*   New Oriental Education & Technology Group, Inc.
      Sponsored ADR                                         72,905    5,807,612
    Nine Dragons Paper Holdings, Ltd.                    1,888,000    2,809,012
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                            7,930,000    3,690,343
    PetroChina Co., Ltd. ADR                               125,562    8,112,561
    PetroChina Co., Ltd. Class H                         3,056,000    1,966,106
    PICC Property & Casualty Co., Ltd. Class H           4,690,132    8,725,322
    Ping An Insurance Group Co. of China, Ltd. Class H   4,622,500   34,216,268
#*  Semiconductor Manufacturing International Corp.      4,567,100    5,006,397
*   Semiconductor Manufacturing International Corp. ADR     15,278       84,487
#*  Shanghai Electric Group Co., Ltd. Class H            1,866,000      866,478
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H                                              292,500    1,070,572
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H     618,200    1,636,948
#   Shengjing Bank Co., Ltd. Class H                       244,500      217,647
    Shenzhou International Group Holdings, Ltd.            574,000    3,834,403
    Shimao Property Holdings, Ltd.                       3,034,871    6,045,581
    Sino Biopharmaceutical, Ltd.                         5,247,000    4,632,215
    Sinopec Engineering Group Co., Ltd. Class H          1,280,000    1,148,630
#*  Sinopec Oilfield Service Corp. Class H               1,818,000      280,856
    Sinopec Shanghai Petrochemical Co., Ltd. Class H     3,763,000    2,138,384
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR                                                    7,418      424,874
    Sinopharm Group Co., Ltd. Class H                    1,224,000    5,123,025
    Sun Art Retail Group, Ltd.                           3,039,500    2,475,066
#   Sunac China Holdings, Ltd.                           1,425,000    3,790,792
    Sunny Optical Technology Group Co., Ltd.               536,000    6,369,794
    TAL Education Group ADR                                 18,809    2,948,687
    Tencent Holdings, Ltd.                               4,551,400  181,664,408
    Tingyi Cayman Islands Holding Corp.                  2,860,000    3,641,624
    Travelsky Technology, Ltd. Class H                     725,000    1,919,708
    Tsingtao Brewery Co., Ltd. Class H                     256,000    1,096,790
*   Vipshop Holdings, Ltd. ADR                             414,458    5,097,833
#   Want Want China Holdings, Ltd.                       6,644,000    4,486,964
#*  Weibo Corp. Sponsored ADR                               15,192    1,169,024
    Weichai Power Co., Ltd. Class H                      3,416,800    3,288,524
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                              520,520      591,750
    Yanzhou Coal Mining Co., Ltd. Class H                  718,000      706,283
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR             60,169      587,851
    Zhejiang Expressway Co., Ltd. Class H                1,570,000    1,958,628
    Zhuzhou CRRC Times Electric Co., Ltd. Class H          447,000    2,126,580
    Zijin Mining Group Co., Ltd. Class H                 7,523,000    2,728,038
    Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                  1,589,400      808,943

THE EMERGING MARKETS SERIES
CONTINUED

                                                     SHARES      VALUE++
                                                    --------- --------------
CHINA -- (Continued)
*   ZTE Corp. Class H                                 401,685 $    1,031,533
                                                              --------------
TOTAL CHINA                                                    1,104,270,823
                                                              --------------
COLOMBIA -- (0.4%)
    Banco de Bogota SA                                 42,804        976,162
    Bancolombia SA                                    331,749      3,399,551
    Bancolombia SA Sponsored ADR                      140,271      6,135,454
    Cementos Argos SA                                 394,526      1,572,219
    Ecopetrol SA                                    2,862,362      1,337,178
#   Ecopetrol SA Sponsored ADR                        220,479      2,059,274
    Empresa de Energia de Bogota SA ESP             1,425,504        945,201
    Grupo Argos SA                                    115,500        830,820
    Grupo Aval Acciones y Valores SA                  112,983        999,900
    Grupo de Inversiones Suramericana SA              262,614      3,695,426
    Grupo Nutresa SA                                  192,940      1,725,139
    Interconexion Electrica SA ESP                    609,290      2,791,263
                                                              --------------
TOTAL COLOMBIA                                                    26,467,587
                                                              --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                          323,343      5,866,310
    Komercni banka A.S.                                73,792      3,179,132
    O2 Czech Republic A.S.                             70,083        896,389
    Pegas Nonwovens SA                                  4,849        223,350
    Philip Morris CR A.S.                                 712        491,048
    Unipetrol A.S.                                     64,285        858,629
                                                              --------------
TOTAL CZECH REPUBLIC                                              11,514,858
                                                              --------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E.
      GDR(201712205)                                  142,858        660,004
#   Commercial International Bank Egypt S.A.E.
      GDR(566828901)                                1,400,823      6,474,695
    Egyptian Financial Group-Hermes Holding Co.
      GDR(268425402)                                   22,886         58,359
    Egyptian Financial Group-Hermes Holding Co.
      GDR(710232901)                                   13,986         35,695
                                                              --------------
TOTAL EGYPT                                                        7,228,753
                                                              --------------
GREECE -- (0.2%)
*   Alpha Bank AE                                     105,217        252,236
*   Eurobank Ergasias SA                                  331            362
*   FF Group                                           29,722        712,090
    Hellenic Petroleum SA                             112,224      1,037,645
    Hellenic Telecommunications Organization SA       340,319      4,339,714
    JUMBO SA                                          168,373      2,819,617
    Motor Oil Hellas Corinth Refineries SA             96,253      2,167,212
*   National Bank of Greece SA                        128,189         51,822
    OPAP SA                                           278,698      3,206,923
*   Piraeus Bank SA                                    20,676          5,678
    Titan Cement Co. SA                                61,385      1,709,841
                                                              --------------
TOTAL GREECE                                                      16,303,140
                                                              --------------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                    143,126     12,404,188
    OTP Bank P.L.C.                                   362,066     13,473,883

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
HUNGARY -- (Continued)
    Richter Gedeon Nyrt                                   142,758 $ 3,652,363
                                                                  -----------
TOTAL HUNGARY                                                      29,530,434
                                                                  -----------
INDIA -- (12.1%)
    ABB India, Ltd.                                        33,317     738,790
    ACC, Ltd.                                              64,891   1,754,854
    Adani Ports & Special Economic Zone, Ltd.             932,153   5,763,690
*   Aditya Birla Capital, Ltd.                            324,352     782,980
*   Aditya Birla Fashion and Retail, Ltd.                 569,103   1,534,655
    Alkem Laboratories, Ltd.                                5,463     155,069
    Ambuja Cements, Ltd.                                1,026,686   4,209,339
*   Apollo Hospitals Enterprise, Ltd.                      68,140   1,336,729
    Ashok Leyland, Ltd.                                 2,650,291   4,508,475
    Asian Paints, Ltd.                                    474,671   8,611,685
    Aurobindo Pharma, Ltd.                                625,132   7,001,388
    Axis Bank, Ltd.                                     1,931,135  15,667,245
    Bajaj Auto, Ltd.                                      143,428   6,285,281
    Bajaj Finance, Ltd.                                   382,190  10,155,357
    Bajaj Finserv, Ltd.                                    70,539   5,501,683
    Bajaj Holdings & Investment, Ltd.                      55,103   2,078,075
    Balkrishna Industries, Ltd.                             8,407     214,203
    Bank of Baroda                                        910,704   2,359,624
*   Bank of India                                          63,756     164,938
    Berger Paints India, Ltd.                             344,368   1,331,356
    Bharat Electronics, Ltd.                              619,264   1,728,132
    Bharat Forge, Ltd.                                    225,753   4,037,706
    Bharat Heavy Electricals, Ltd.                      1,292,097   2,916,457
    Bharat Petroleum Corp., Ltd.                          794,100   5,829,543
    Bharti Airtel, Ltd.                                 1,665,743  10,900,114
    Bharti Infratel, Ltd.                                 770,553   4,806,173
    Biocon, Ltd.                                           82,285     494,691
    Bosch, Ltd.                                             8,153   3,077,133
    Britannia Industries, Ltd.                             26,712   1,621,728
    Cadila Healthcare, Ltd.                               362,605   3,075,652
    Canara Bank                                           183,897   1,053,634
    Castrol India, Ltd.                                   123,940     774,317
    Cholamandalam Investment and Finance Co., Ltd.         42,688     798,285
    Cipla, Ltd.                                           532,515   4,665,491
    Coal India, Ltd.                                      547,750   2,131,522
    Colgate-Palmolive India, Ltd.                         142,544   2,401,311
    Container Corp. Of India, Ltd.                         68,913   1,227,701
    CRISIL, Ltd.                                            7,945     229,826
    Cummins India, Ltd.                                    94,559   1,454,981
    Dabur India, Ltd.                                     743,476   3,581,125
*   Dalmia Bharat, Ltd.                                    18,056     748,766
*   Divi's Laboratories, Ltd.                              77,507     812,783
*   DLF, Ltd.                                             648,136   1,948,886
    Dr Reddy's Laboratories, Ltd.                          71,015   2,627,909
#   Dr Reddy's Laboratories, Ltd. ADR                     148,465   5,432,334
    Edelweiss Financial Services, Ltd.                    379,112   1,208,876
    Eicher Motors, Ltd.                                    20,610   9,683,614
    Emami, Ltd.                                            90,332   1,563,754
    Exide Industries, Ltd.                                296,450   1,005,227

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Federal Bank, Ltd.                                  1,158,004 $ 2,083,393
*   Future Retail, Ltd.                                    11,047      69,477
    GAIL India, Ltd.                                      730,151   4,283,310
    GAIL India, Ltd. GDR                                   38,388   1,346,024
    GlaxoSmithKline Consumer Healthcare, Ltd.              13,647   1,164,565
    GlaxoSmithKline Pharmaceuticals, Ltd.                  13,217     492,720
    Glenmark Pharmaceuticals, Ltd.                        302,977   3,287,969
    Godrej Consumer Products, Ltd.                        337,726   5,458,969
*   Godrej Industries, Ltd.                                33,369     345,042
    Grasim Industries, Ltd.                               231,681   3,858,798
    Gruh Finance, Ltd.                                     45,862     356,873
    Havells India, Ltd.                                   344,882   2,542,138
    HCL Technologies, Ltd.                              1,037,065  14,411,679
    HDFC Bank, Ltd.                                     1,441,144  40,037,570
    Hero MotoCorp, Ltd.                                   126,441   7,208,593
    Hindalco Industries, Ltd.                           2,059,572   7,064,693
    Hindustan Petroleum Corp., Ltd.                       939,293   5,604,332
    Hindustan Unilever, Ltd.                            1,148,145  20,766,873
    Housing Development Finance Corp., Ltd.             1,434,097  39,960,205
    ICICI Bank, Ltd.                                    1,639,695   7,720,909
    ICICI Bank, Ltd. Sponsored ADR                      1,147,735  10,685,408
    Idea Cellular, Ltd.                                 4,367,242   6,279,102
    IDFC Bank, Ltd.                                     1,688,407   1,567,980
    IIFL Holdings, Ltd.                                    45,190     419,438
    Indiabulls Housing Finance, Ltd.                      699,664  12,834,376
    Indian Oil Corp., Ltd.                              1,226,715   7,010,231
    IndusInd Bank, Ltd.                                   295,323   7,546,131
    Infosys, Ltd.                                       1,886,232  29,757,801
#   Infosys, Ltd. Sponsored ADR                           847,888  13,396,630
    ITC, Ltd.                                           4,896,443  21,757,491
    JSW Steel, Ltd.                                     3,656,090  12,595,585
    Kansai Nerolac Paints, Ltd.                            15,295     108,225
    Kotak Mahindra Bank, Ltd.                             653,023  10,416,025
    L&T Finance Holdings, Ltd.                            584,335   1,592,544
    Larsen & Toubro, Ltd.                                 544,770  10,131,910
    LIC Housing Finance, Ltd.                             790,530   8,487,993
    Lupin, Ltd.                                           355,461   5,712,879
    Mahindra & Mahindra Financial Services, Ltd.          315,471   1,969,759
    Mahindra & Mahindra, Ltd.                             553,359  12,124,633
*   Mangalore Refinery & Petrochemicals, Ltd.             193,197     372,614
    Marico, Ltd.                                          748,884   3,888,618
    Maruti Suzuki India, Ltd.                             138,331  16,697,552
    Max Financial Services, Ltd.                           20,666     196,178
*   MAX India, Ltd.                                         3,433       7,999
*   Motherson Sumi Systems, Ltd.                          858,513   4,351,463
    Motilal Oswal Financial Services, Ltd.                 14,147     235,265
    MRF, Ltd.                                               2,969   3,196,904
    Muthoot Finance, Ltd.                                 120,995     894,497
    NBCC India, Ltd.                                       49,733     162,085
    Nestle India, Ltd.                                     37,106   3,912,883
    NHPC, Ltd.                                          2,269,230   1,074,963
    NTPC, Ltd.                                          1,672,358   4,277,250
    Oil & Natural Gas Corp., Ltd.                       1,483,958   3,909,618

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Oil India, Ltd.                                        281,395 $  1,276,326
    Oracle Financial Services Software, Ltd.                27,493    1,560,463
    Page Industries, Ltd.                                    1,932      494,308
    Petronet LNG, Ltd.                                     970,492    3,067,592
    Pidilite Industries, Ltd.                              196,824    2,433,413
    Piramal Enterprises, Ltd.                              115,727    5,327,843
    Power Finance Corp., Ltd.                            1,718,481    3,333,583
    Power Grid Corp. of India, Ltd.                      1,642,007    5,705,007
    Procter & Gamble Hygiene & Health Care, Ltd.            10,286    1,290,615
*   Punjab National Bank                                   749,199    1,898,299
    Rajesh Exports, Ltd.                                   106,916    1,186,423
    Ramco Cements, Ltd. (The)                               31,600      335,057
    Reliance Capital, Ltd.                                 160,610    1,806,173
    Reliance Industries, Ltd.                            1,625,226   40,917,961
    Rural Electrification Corp., Ltd.                    1,845,902    5,029,145
    Shree Cement, Ltd.                                      10,928    3,194,700
    Shriram City Union Finance, Ltd.                         1,315       46,871
    Shriram Transport Finance Co., Ltd.                    254,630    4,063,908
    Siemens, Ltd.                                           61,888    1,397,265
    State Bank of India                                  1,858,229    9,057,401
*   Steel Authority of India, Ltd.                         790,530      779,616
    Sun Pharmaceutical Industries, Ltd.                  1,256,320   10,384,966
    Sun TV Network, Ltd.                                   204,506    2,493,550
    Sundaram Finance, Ltd.                                  16,417      430,496
    Tata Communications, Ltd.                               42,596      445,885
    Tata Consultancy Services, Ltd.                        702,461   27,314,152
*   Tata Motors, Ltd.                                    1,650,833   11,435,739
    Tata Motors, Ltd. Sponsored ADR                         41,094    1,415,277
    Tata Power Co., Ltd. (The)                           2,105,165    2,691,080
    Tata Steel, Ltd.                                     1,014,947    8,978,885
    Tech Mahindra, Ltd.                                    966,990    5,801,796
    Titan Co., Ltd.                                        329,228    2,790,815
    Torrent Pharmaceuticals, Ltd.                           94,358    1,933,499
    TVS Motor Co., Ltd.                                    128,027    1,161,145
    Ultratech Cement, Ltd.                                  84,266    5,337,752
    United Breweries, Ltd.                                  96,720    1,228,842
*   United Spirits, Ltd.                                    58,173    2,297,669
    UPL, Ltd.                                              812,040   11,069,805
    Vakrangee, Ltd.                                        120,081      824,705
    Vedanta, Ltd.                                        3,767,158   16,410,714
    Vedanta, Ltd. ADR                                       42,052      740,115
    Voltas, Ltd.                                            85,600      673,433
    Wipro, Ltd.                                          1,757,751    7,910,878
    Yes Bank, Ltd.                                         342,375    9,669,282
    Zee Entertainment Enterprises, Ltd.                    719,876    6,060,039
                                                                   ------------
TOTAL INDIA                                                         781,331,737
                                                                   ------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT                                 48,343,700    6,474,604
    AKR Corporindo Tbk PT                                1,156,700      599,001
    Astra Agro Lestari Tbk PT                            1,205,244    1,331,830
    Astra International Tbk PT                          26,037,410   15,579,392
    Bank Central Asia Tbk PT                            15,250,200   21,411,992

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
    Bank Danamon Indonesia Tbk PT                        5,897,479 $  2,521,871
    Bank Mandiri Persero Tbk PT                         12,952,817   13,258,217
    Bank Negara Indonesia Persero Tbk PT                14,471,622    8,085,501
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                 2,117,700      328,964
    Bank Rakyat Indonesia Persero Tbk PT                15,742,100   17,441,788
    Bank Tabungan Negara Persero Tbk PT                  1,065,100      207,818
*   Bayan Resources Tbk PT                                  79,500       38,710
    Bumi Serpong Damai Tbk PT                           15,448,500    2,074,997
    Charoen Pokphand Indonesia Tbk PT                   11,188,600    2,240,741
    Ciputra Development Tbk PT                           4,712,046      366,045
    Gudang Garam Tbk PT                                    698,400    3,990,318
    Indocement Tunggal Prakarsa Tbk PT                   2,000,200    2,625,546
    Indofood CBP Sukses Makmur Tbk PT                    3,456,800    2,165,707
    Indofood Sukses Makmur Tbk PT                       12,979,900    8,157,944
    Indosat Tbk PT                                       1,720,800      839,532
    Jasa Marga Persero Tbk PT                            3,871,113    1,699,588
    Kalbe Farma Tbk PT                                  30,284,700    3,941,384
    Matahari Department Store Tbk PT                     2,898,700    2,755,808
    Mayora Indah Tbk PT                                 20,976,125    2,921,189
    Media Nusantara Citra Tbk PT                        12,079,200    1,630,826
    Mitra Keluarga Karyasehat Tbk PT                     2,009,000      337,708
    Pakuwon Jati Tbk PT                                 54,054,100    2,879,337
    Perusahaan Gas Negara Persero Tbk                   13,675,600    2,309,152
    Semen Baturaja Persero Tbk PT                        1,091,000      270,217
    Semen Indonesia Persero Tbk PT                       6,626,300    4,945,812
    Sinar Mas Agro Resources & Technology Tbk PT         1,116,500      319,368
    Summarecon Agung Tbk PT                              3,638,600      267,519
    Surya Citra Media Tbk PT                            10,406,100    1,843,041
    Tambang Batubara Bukit Asam Persero Tbk PT             746,600      733,904
    Telekomunikasi Indonesia Persero Tbk PT             39,175,700   13,769,035
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR                                                  196,768    6,892,783
    Tower Bersama Infrastructure Tbk PT                  2,252,100    1,139,373
    Unilever Indonesia Tbk PT                            2,121,800    7,792,239
    United Tractors Tbk PT                               4,893,796   11,049,735
    Waskita Karya Persero Tbk PT                        11,346,679    2,034,808
*   XL Axiata Tbk PT                                     9,228,500    2,327,446
                                                                   ------------
TOTAL INDONESIA                                                     181,600,790
                                                                   ------------
MALAYSIA -- (2.9%)
    Affin Holdings Bhd                                     804,100      482,664
    AirAsia Bhd                                          5,509,100    4,153,663
    Alliance Financial Group Bhd                         1,073,400      985,548
    AMMB Holdings Bhd                                    4,711,559    5,444,951
    Astro Malaysia Holdings Bhd                          2,488,700    1,499,288
#   Axiata Group Bhd                                     3,971,711    4,294,862
    Batu Kawan Bhd                                         105,400      467,680
    BIMB Holdings Bhd                                    1,182,855    1,204,236
    Boustead Holdings Bhd                                  264,800      166,296
    British American Tobacco Malaysia Bhd                  217,500    2,234,230
    CIMB Group Holdings Bhd                              5,710,010    8,733,711
    Dialog Group Bhd                                     2,910,618    1,312,106
#   DiGi.Com Bhd                                         5,805,020    6,507,246
#   Felda Global Ventures Holdings Bhd                     379,100      144,361

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    Fraser & Neave Holdings Bhd                              1,400 $      8,140
    Gamuda Bhd                                           2,521,600    3,120,989
#   Genting Bhd                                          5,555,700   12,612,591
    Genting Malaysia Bhd                                 3,837,600    5,372,701
    Genting Plantations Bhd                                325,000      813,468
#   HAP Seng Consolidated Bhd                            1,066,700    2,264,239
    Hartalega Holdings Bhd                               1,106,800    1,828,169
    Hong Leong Bank Bhd                                    973,566    3,569,017
    Hong Leong Financial Group Bhd                         744,483    2,977,148
    IHH Healthcare Bhd                                   2,131,400    2,938,402
    IJM Corp. Bhd                                        6,118,462    4,958,026
    IOI Corp. Bhd                                        4,711,405    4,916,947
    IOI Properties Group Bhd                             3,052,429    1,496,927
    Kuala Lumpur Kepong Bhd                                453,300    2,624,869
    Lafarge Malaysia Bhd                                   251,580      335,709
    Malayan Banking Bhd                                  5,529,251   12,320,239
    Malaysia Airports Holdings Bhd                       1,492,441    3,049,069
    Malaysia Building Society Bhd                          392,900      112,835
#   Maxis Bhd                                            2,881,400    3,802,780
    MISC Bhd                                             1,958,998    3,378,961
#   MMC Corp. Bhd                                        1,919,700    1,075,338
    My EG Services Bhd                                   2,459,700    1,240,496
    Petronas Chemicals Group Bhd                         3,567,800    5,796,162
    Petronas Dagangan Bhd                                  345,500    1,919,118
#   Petronas Gas Bhd                                       890,500    3,896,570
    PPB Group Bhd                                          900,800    3,546,057
    Press Metal Aluminium Holdings Bhd                   1,627,000    1,083,020
    Public Bank Bhd                                      3,537,614   16,757,371
    QL Resources Bhd                                       303,900      354,102
    RHB Bank Bhd                                         1,537,905    1,796,069
    Sapura Energy Bhd                                   12,144,100    4,369,556
#   Sime Darby Bhd                                       3,740,861    8,256,420
#   SP Setia Bhd Group                                   1,181,789      913,507
    Sunway Bhd                                           1,154,411    1,153,884
    Telekom Malaysia Bhd                                 1,435,664    2,133,495
    Tenaga Nasional Bhd                                  4,375,250   14,425,369
    Top Glove Corp. Bhd                                    725,400      972,141
*   UMW Holdings Bhd                                     1,450,166    1,974,637
*   UMW Oil & Gas Corp. Bhd                              1,513,250      106,067
    United Plantations Bhd                                  49,700      321,161
    Westports Holdings Bhd                               1,509,000    1,314,484
    YTL Corp. Bhd                                       16,425,686    5,369,801
    YTL Power International Bhd                          3,177,547    1,038,793
                                                                   ------------
TOTAL MALAYSIA                                                      189,945,686
                                                                   ------------
MEXICO -- (4.6%)
#   Alfa S.A.B. de C.V. Class A                          9,029,144   12,532,518
#   America Movil S.A.B. de C.V. Series L               46,329,297   40,935,815
    America Movil S.A.B. de C.V. Series L ADR               22,528      398,295
#   Arca Continental S.A.B. de C.V.                        777,376    5,779,285
*   Cemex S.A.B. de C.V.                                14,683,012   14,186,087
*   Cemex S.A.B. de C.V. Sponsored ADR                   1,766,143   17,149,244
    Coca-Cola Femsa S.A.B. de C.V. Series L                466,386    3,969,226

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR            33,045 $  2,808,164
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                           8,719        8,301
#   El Puerto de Liverpool S.A.B. de C.V. Class C1         209,946    1,886,890
    Fomento Economico Mexicano S.A.B. de C.V.            1,793,669   18,086,309
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                         39,796    4,014,621
    Gruma S.A.B. de C.V. Class B                           541,859    7,471,125
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR 15,027 1,722,094 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B                                              404,642    4,629,545
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR      32,867    6,985,881
#   Grupo Bimbo S.A.B. de C.V. Series A                  2,572,025    6,468,168
    Grupo Carso S.A.B. de C.V. Series A1                   936,360    3,911,121
#   Grupo Elektra S.A.B. de C.V.                           102,016    4,559,303
    Grupo Financiero Banorte S.A.B. de C.V. Class O      3,567,329   23,643,261
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O      4,182,018    7,514,830
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B                                            3,424,043    7,022,149
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR                                           64,027      656,917
#   Grupo Lala S.A.B. de C.V.                            1,047,970    2,061,503
    Grupo Mexico S.A.B. de C.V. Series B                 6,058,822   19,722,440
#   Grupo Televisa S.A.B. Series CPO                     3,594,377   19,172,703
    Grupo Televisa S.A.B. Sponsored ADR                    183,843    4,893,901
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.                              2,356,616    4,500,769
    Industrias Penoles S.A.B. de C.V.                      321,629    7,895,064
    Infraestructura Energetica Nova S.A.B. de C.V.         850,882    4,817,801
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A      2,348,560    4,722,845
*   La Comer S.A.B. de C.V.                                270,248      274,005
    Megacable Holdings S.A.B. de C.V.                      115,969      480,878
    Mexichem S.A.B. de C.V.                              2,912,535    8,311,011
    Nemak S.A.B. de C.V.                                   150,100      135,408
*   Organizacion Soriana S.A.B. de C.V. Class B          1,102,476    2,730,412
    Promotora y Operadora de Infraestructura S.A.B.
      de C.V.                                              404,964    4,442,832
    Promotora y Operadora de Infraestructura S.A.B.
      de C.V.                                                3,236       27,926
    Wal-Mart de Mexico S.A.B. de C.V.                    7,054,235   16,325,487
                                                                   ------------
TOTAL MEXICO                                                        296,854,134
                                                                   ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                              11,959      137,651
    Cia de Minas Buenaventura SAA ADR                      139,674    1,709,610
    Credicorp, Ltd.                                         78,885   14,604,769
*   Grana y Montero SAA Sponsored ADR                       99,446      317,233
                                                                   ------------
TOTAL PERU                                                           16,769,263
                                                                   ------------
PHILIPPINES -- (1.4%)
    Aboitiz Equity Ventures, Inc.                        2,259,870    3,402,252
    Aboitiz Power Corp.                                  2,462,500    1,902,664
    Alliance Global Group, Inc.                          7,740,000    2,201,996
    Ayala Corp.                                            284,537    4,874,655
    Ayala Land, Inc.                                     9,207,218    7,662,769
    Bank of the Philippine Islands                       1,128,563    2,338,582
    BDO Unibank, Inc.                                    2,705,832    6,747,400
    DMCI Holdings, Inc.                                 10,645,700    3,395,701
*   DoubleDragon Properties Corp.                          297,600      271,321
    Emperador, Inc.                                      1,850,900      274,663

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    Energy Development Corp.                             24,538,700 $ 2,903,185
    Globe Telecom, Inc.                                      58,490   2,453,823
    GT Capital Holdings, Inc.                               138,545   3,331,767
    International Container Terminal Services, Inc.       1,287,400   2,724,388
    JG Summit Holdings, Inc.                              2,155,960   3,396,115
    Jollibee Foods Corp.                                    695,840   3,100,619
    LT Group, Inc.                                        4,700,000   1,640,103
    Manila Electric Co.                                     387,830   2,144,563
    Megaworld Corp.                                      23,849,800   2,268,625
    Metro Pacific Investments Corp.                      23,790,000   3,200,440
    Metropolitan Bank & Trust Co.                         1,097,655   1,892,955
    Philippine National Bank                                168,558     223,780
    PLDT, Inc.                                               87,155   2,827,657
    PLDT, Inc. Sponsored ADR                                 59,031   1,916,737
    Puregold Price Club, Inc.                             1,565,500   1,461,802
    Robinsons Land Corp.                                  3,988,000   2,031,936
    Robinsons Retail Holdings, Inc.                         557,560     957,566
    San Miguel Corp.                                      1,374,390   2,766,789
    Security Bank Corp.                                     174,300     808,069
    Semirara Mining & Power Corp.                           529,000   1,776,999
    SM Investments Corp.                                    282,933   4,524,629
    SM Prime Holdings, Inc.                               8,486,110   5,871,972
*   Top Frontier Investment Holdings, Inc.                   42,789     258,626
    Universal Robina Corp.                                1,282,840   4,091,934
                                                                    -----------
TOTAL PHILIPPINES                                                    91,647,082
                                                                    -----------
POLAND -- (1.8%)
*   Alior Bank SA                                           158,755   2,828,084
*   AmRest Holdings SE                                          344      35,371
    Bank Handlowy w Warszawie SA                             44,679     882,696
*   Bank Millennium SA                                    1,242,022   2,665,498
    Bank Pekao SA                                           175,296   6,228,618
#   Bank Zachodni WBK SA                                     50,450   5,326,596
    Budimex SA                                                1,258      77,380
    CCC SA                                                   36,838   2,500,396
    CD Projekt SA                                            65,836   1,584,003
#   Cyfrowy Polsat SA                                       393,451   2,804,587
    Enea SA                                                  75,811     319,566
    Grupa Azoty SA                                           83,448   1,632,143
*   Grupa Lotos SA                                          352,784   4,766,981
*   ING Bank Slaski SA                                       39,956   2,196,871
*   Jastrzebska Spolka Weglowa SA                            77,126   1,775,552
    Kernel Holding SA                                         2,130      37,685
    KGHM Polska Miedz SA                                    405,674  13,801,565
    KRUK SA                                                   1,152     110,188
#   LPP SA                                                    1,669   3,252,714
*   mBank SA                                                 28,239   3,572,074
#*  Orange Polska SA                                      1,116,971   1,693,908
#   PGE Polska Grupa Energetyczna SA                      2,683,831   9,780,365
    Polski Koncern Naftowy Orlen SA                         649,675  19,235,189
    Polskie Gornictwo Naftowe i Gazownictwo SA            2,283,734   4,244,449
*   Powszechna Kasa Oszczednosci Bank Polski SA             964,323   9,873,171
    Powszechny Zaklad Ubezpieczen SA                        808,411   9,958,203

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
    Synthos SA                                             889,961 $  1,099,055
*   Tauron Polska Energia SA                             2,675,765    2,835,745
                                                                   ------------
TOTAL POLAND                                                        115,118,653
                                                                   ------------
RUSSIA -- (1.5%)
    Gazprom PJSC Sponsored ADR                           4,058,530   15,798,761
*   Lenta, Ltd. GDR(BJ621Y903)                              30,830      185,078
*   Lenta, Ltd. GDR(52634T200)                              30,638      183,828
    Lukoil PJSC Sponsored ADR                              257,005   11,975,210
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR     197,103    1,467,305
*   Mail.Ru Group, Ltd. GDR                                 35,553      981,618
    MegaFon PJSC GDR                                       139,778    1,341,751
    MMC Norilsk Nickel PJSC ADR                            406,377    6,030,471
    Novatek PJSC GDR                                        61,847    6,479,799
    Novolipetsk Steel PJSC GDR                             123,601    2,582,451
    PhosAgro PJSC GDR                                       76,363    1,047,644
    Rosneft Oil Co. PJSC GDR                               833,683    4,281,862
    Rostelecom PJSC Sponsored ADR(778529107)                10,732       69,490
    Rostelecom PJSC Sponsored ADR(B114RM901)                78,867      519,447
    RusHydro PJSC ADR(BYZ5W4903)                         1,329,772    1,662,272
    RusHydro PJSC ADR(782183404)                            12,131       14,679
    Sberbank of Russia PJSC Sponsored ADR                1,818,206   21,168,796
    Severstal PJSC GDR                                     216,701    2,978,118
    Tatneft PJSC Sponsored ADR                             221,078    8,524,942
    VEON, Ltd.                                             221,245      904,892
    VTB Bank PJSC GDR(46630Q202)                         1,187,555    2,291,981
    VTB Bank PJSC GDR(B1W7FX909)                         1,358,280    2,621,050
*   X5 Retail Group NV GDR                                  68,066    2,632,793
                                                                   ------------
TOTAL RUSSIA                                                         95,744,238
                                                                   ------------
SOUTH AFRICA -- (7.3%)
*   Anglo American Platinum, Ltd.                          121,432    2,973,681
#   AngloGold Ashanti, Ltd. Sponsored ADR                1,637,102   16,403,762
    Aspen Pharmacare Holdings, Ltd.                        590,924   12,385,605
    AVI, Ltd.                                              357,914    2,661,839
#   Barclays Africa Group, Ltd.                          1,307,023   14,348,372
    Bid Corp., Ltd.                                        778,465   18,695,531
    Bidvest Group, Ltd. (The)                              778,465    9,909,570
#*  Brait SE                                               480,649    2,292,877
    Capitec Bank Holdings, Ltd.                             88,443    5,769,420
    Clicks Group, Ltd.                                     158,229    1,794,037
    Discovery, Ltd.                                        779,542    8,298,169
    Distell Group, Ltd.                                     65,088      717,436
    Exxaro Resources, Ltd.                                 129,148    1,066,438
    FirstRand, Ltd.                                      4,730,180   18,606,207
    Foschini Group, Ltd. (The)                              86,582      996,692
#   Gold Fields, Ltd. Sponsored ADR                      3,199,992   12,767,968
*   Impala Platinum Holdings, Ltd.                         613,363    1,637,685
#   Imperial Holdings, Ltd.                                553,491    7,310,999
#   Investec, Ltd.                                         897,309    6,715,545
#*  Kumba Iron Ore, Ltd.                                   164,394    2,453,744
    Liberty Holdings, Ltd.                                 368,855    3,164,442

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Life Healthcare Group Holdings, Ltd.                 3,416,803 $  6,566,792
    MMI Holdings, Ltd.                                   3,291,947    5,163,225
    Mondi, Ltd.                                            279,338    7,252,323
    Mr. Price Group, Ltd.                                  545,010    7,162,319
    MTN Group, Ltd.                                      3,193,862   28,718,621
    Naspers, Ltd. Class N                                  407,281   90,031,252
#   Nedbank Group, Ltd.                                    717,090   11,926,986
*   NEPI Rockcastle P.L.C.                                 213,857    2,848,722
    Netcare, Ltd.                                        2,630,152    4,894,657
#   Pick n Pay Stores, Ltd.                                261,842    1,260,243
    Pioneer Foods Group, Ltd.                              239,873    2,548,485
    PSG Group, Ltd.                                        161,662    3,173,496
    Sanlam, Ltd.                                         2,999,830   15,108,759
    Sappi, Ltd.                                          1,561,967   10,346,582
    Sasol, Ltd.                                            130,693    3,939,349
    Sasol, Ltd. Sponsored ADR                              778,314   23,458,384
#   Shoprite Holdings, Ltd.                                951,195   14,553,149
    Sibanye Gold, Ltd.                                     905,997    1,156,406
    SPAR Group, Ltd. (The)                                 284,382    3,564,467
    Standard Bank Group, Ltd.                            2,023,352   25,135,661
#   Steinhoff International Holdings NV                  3,638,070   18,204,777
    Telkom SA SOC, Ltd.                                    939,537    4,637,519
    Tiger Brands, Ltd.                                     296,871    9,000,917
#   Truworths International, Ltd.                          870,567    4,994,269
    Vodacom Group, Ltd.                                    613,585    8,291,224
    Woolworths Holdings, Ltd.                            2,021,501    9,661,369
                                                                   ------------
TOTAL SOUTH AFRICA                                                  474,569,972
                                                                   ------------
SOUTH KOREA -- (16.6%)
    Amorepacific Corp.                                      43,151   10,932,875
#   AMOREPACIFIC Group                                      41,154    4,466,870
    BGF retail Co., Ltd.                                    28,606    2,360,799
    BNK Financial Group, Inc.                              552,864    5,586,443
#*  Celltrion, Inc.                                         71,936    6,971,808
    Cheil Worldwide, Inc.                                   73,456    1,335,754
#   CJ CGV Co., Ltd.                                        18,162    1,124,880
#   CJ CheilJedang Corp.                                    21,206    7,008,822
#   CJ Corp.                                                34,729    6,019,919
    CJ E&M Corp.                                            31,220    2,082,932
#*  CJ Korea Express Corp.                                  10,366    1,726,838
    CJ O Shopping Co., Ltd.                                  2,962      526,353
    Com2uSCorp                                              12,702    1,301,438
    Cosmax, Inc.                                            10,530      972,621
    Coway Co., Ltd.                                         76,728    6,792,885
#   Cuckoo Electronics Co., Ltd.                             2,015      253,118
    Daelim Industrial Co., Ltd.                             49,686    4,071,633
*   Daewoo Engineering & Construction Co., Ltd.            133,508      977,830
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.     165,407      124,161
    DGB Financial Group, Inc.                              291,287    3,111,711
    Dongbu Insurance Co., Ltd.                             135,206    9,677,078
#   Dongkuk Steel Mill Co., Ltd.                            50,693      649,862
    Dongsuh Cos., Inc.                                      23,739      626,997
#   Dongwon Systems Corp.                                    4,834      229,834

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    Doosan Corp.                                             21,369 $ 2,253,178
#   Doosan Heavy Industries & Construction Co., Ltd.        154,219   2,839,439
#*  Doosan Infracore Co., Ltd.                              390,194   2,807,981
    E-MART, Inc.                                             35,026   7,951,219
    Grand Korea Leisure Co., Ltd.                            38,572     791,604
#   Green Cross Corp.                                         4,303     707,628
    Green Cross Holdings Corp.                               18,294     536,329
#*  GS Engineering & Construction Corp.                      87,718   2,494,329
    GS Holdings Corp.                                       180,713  12,181,336
    GS Home Shopping, Inc.                                    4,396     924,447
    GS Retail Co., Ltd.                                      24,957   1,079,049
    Hana Financial Group, Inc.                              457,852  20,890,481
    Hankook Tire Co., Ltd.                                  170,001   9,500,147
#*  Hanmi Pharm Co., Ltd.                                     7,664   2,519,412
#*  Hanmi Science Co., Ltd.                                  14,080   1,047,939
    Hanon Systems                                           260,091   2,380,457
    Hanssem Co., Ltd.                                        15,299   2,405,890
    Hanwha Chemical Corp.                                   222,590   6,709,192
    Hanwha Corp.                                            160,059   7,000,709
#   Hanwha Life Insurance Co., Ltd.                         474,154   3,199,263
#*  Hanwha Techwin Co., Ltd.                                 54,195   1,934,212
    Hite Jinro Co., Ltd.                                     52,663   1,127,037
    Hotel Shilla Co., Ltd.                                   38,111   2,210,330
*   Hugel, Inc.                                               2,805   1,456,983
    Hyosung Corp.                                            52,858   7,912,858
*   Hyundai Construction Equipment Co., Ltd.                  3,388   1,109,684
    Hyundai Department Store Co., Ltd.                       35,263   3,498,412
    Hyundai Development Co-Engineering & Construction       105,341   4,012,564
*   Hyundai Electric & Energy System Co., Ltd.                3,507   1,015,507
    Hyundai Elevator Co., Ltd.                               10,664     511,625
    Hyundai Engineering & Construction Co., Ltd.            144,116   5,828,407
    Hyundai Glovis Co., Ltd.                                 30,033   4,214,139
    Hyundai Greenfood Co., Ltd.                              63,538   1,037,899
*   Hyundai Heavy Industries Co., Ltd.                       50,890   7,929,425
    Hyundai Home Shopping Network Corp.                       8,843   1,089,981
    Hyundai Marine & Fire Insurance Co., Ltd.               184,449   7,483,299
*   Hyundai Merchant Marine Co., Ltd.                        29,619     206,171
#*  Hyundai Mipo Dockyard Co., Ltd.                          19,275   1,850,232
    Hyundai Mobis Co., Ltd.                                  74,326  16,334,410
    Hyundai Motor Co.                                       181,576  23,506,036
*   Hyundai Robotics Co., Ltd.                               11,383   4,480,631
*   Hyundai Rotem Co., Ltd.                                  34,242     573,670
    Hyundai Steel Co.                                       184,545  10,332,054
#   Hyundai Wia Corp.                                        36,324   2,240,322
    Iljin Materials Co., Ltd.                                 7,706     257,945
    Industrial Bank of Korea                                468,370   6,470,103
    Innocean Worldwide, Inc.                                  3,114     190,010
    IS Dongseo Co., Ltd.                                     27,962   1,037,147
    Jeil Pharma Holdings, Inc.                                  943      41,140
#*  Jeil Pharmaceutical Co., Ltd.                             2,282     146,416
    Kakao Corp.                                              20,448   2,190,340
    Kangwon Land, Inc.                                      102,333   3,384,383
    KB Financial Group, Inc.                                390,932  20,785,909

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    KB Financial Group, Inc. ADR                             91,300 $ 4,857,160
    KCC Corp.                                                10,411   4,057,486
    KEPCO Plant Service & Engineering Co., Ltd.              27,560   1,108,140
    Kia Motors Corp.                                        533,819  17,443,486
    KIWOOM Securities Co., Ltd.                              19,503   1,480,253
    Kolon Industries, Inc.                                   33,244   1,951,271
#*  Komipharm International Co., Ltd.                        25,551     924,949
#   Korea Aerospace Industries, Ltd.                         98,940   4,576,595
    Korea Electric Power Corp.                              220,479   8,790,066
    Korea Electric Power Corp. Sponsored ADR                105,511   2,117,606
*   Korea Gas Corp.                                          44,931   2,015,456
    Korea Investment Holdings Co., Ltd.                      65,303   4,155,083
#   Korea Kolmar Co., Ltd.                                   18,540   1,176,187
    Korea Petrochemical Ind Co., Ltd.                         8,191   1,889,349
    Korea Zinc Co., Ltd.                                     13,592   5,992,135
*   Korean Air Lines Co., Ltd.                              122,152   3,879,002
    Korean Reinsurance Co.                                  150,867   1,739,213
#   KT Corp. Sponsored ADR                                   95,200   1,731,688
    KT&G Corp.                                              132,438  13,489,959
#   Kumho Petrochemical Co., Ltd.                            32,149   2,167,319
#*  Kumho Tire Co., Inc.                                    212,069   1,430,163
    LG Chem, Ltd.                                            46,976  13,772,226
    LG Corp.                                                112,554   7,582,493
    LG Display Co., Ltd.                                    424,682  11,983,512
#   LG Display Co., Ltd. ADR                                808,137  11,499,789
#   LG Electronics, Inc.                                    183,420  10,995,040
    LG Household & Health Care, Ltd.                         13,222  11,708,654
    LG Innotek Co., Ltd.                                     19,841   2,657,006
    LG International Corp.                                   23,266     611,244
    LG Uplus Corp.                                          500,375   7,438,739
#   LIG Nex1 Co., Ltd.                                        9,331     682,747
#   Loen Entertainment, Inc.                                  7,273     582,439
    Lotte Chemical Corp.                                     37,059  12,201,139
    Lotte Chilsung Beverage Co., Ltd.                           980   1,413,800
    Lotte Confectionery Co., Ltd.                             7,577   1,378,062
    LOTTE Himart Co., Ltd.                                   14,752     917,484
    Lotte Shopping Co., Ltd.                                 20,357   4,781,816
    LS Corp.                                                 29,652   2,228,914
    LS Industrial Systems Co., Ltd.                          25,409   1,311,345
#   Macquarie Korea Infrastructure Fund                     527,913   3,986,356
#   Mando Corp.                                              18,921   4,337,657
#   Medy-Tox, Inc.                                            5,775   3,050,002
    Meritz Financial Group, Inc.                             90,211   1,225,297
    Meritz Fire & Marine Insurance Co., Ltd.                132,883   2,807,596
    Meritz Securities Co., Ltd.                             557,853   2,596,613
    Mirae Asset Daewoo Co., Ltd.                            456,755   4,430,746
    NAVER Corp.                                              37,790  27,134,219
#   NCSoft Corp.                                             15,686   5,059,447
    Nexen Tire Corp.                                         99,808   1,186,370
    NH Investment & Securities Co., Ltd.                    239,748   3,032,567
*   NHN Entertainment Corp.                                  13,318     912,715
#   NongShim Co., Ltd.                                        4,477   1,277,841
#   OCI Co., Ltd.                                            31,064   2,562,260

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
#*  Orion Corp.                                           33,727 $    2,474,436
    Orion Holdings Corp.                                  17,530        432,347
    Ottogi Corp.                                           1,053        736,864
#*  Pan Ocean Co., Ltd.                                  361,136      1,880,333
#   Paradise Co., Ltd.                                    62,375        740,516
#   Poongsan Corp.                                         8,597        381,683
    POSCO                                                 67,414     20,144,303
    POSCO Sponsored ADR                                  109,096      8,195,292
    Posco Daewoo Corp.                                    85,173      1,788,538
    S-1 Corp.                                             26,065      2,147,706
    S-Oil Corp.                                           64,981      6,768,961
    Samsung C&T Corp.                                     72,932      9,057,056
    Samsung Card Co., Ltd.                                59,683      2,116,509
    Samsung Electro-Mechanics Co., Ltd.                   75,403      6,297,133
    Samsung Electronics Co., Ltd.                         92,810    199,585,950
*   Samsung Electronics Co., Ltd. GDR                     52,509     56,604,249
#*  Samsung Engineering Co., Ltd.                        116,876      1,064,929
    Samsung Fire & Marine Insurance Co., Ltd.             53,457     13,946,603
*   Samsung Heavy Industries Co., Ltd.                   480,671      4,810,319
    Samsung Life Insurance Co., Ltd.                      72,497      8,130,200
    Samsung SDI Co., Ltd.                                 77,805     11,691,522
    Samsung SDS Co., Ltd.                                 31,374      5,012,592
    Samsung Securities Co., Ltd.                         116,404      4,219,448
#   SFA Engineering Corp.                                 28,906        969,690
    Shinhan Financial Group Co., Ltd.                    408,134     19,397,371
    Shinhan Financial Group Co., Ltd. ADR                 86,082      4,090,617
#   Shinsegae, Inc.                                       15,449      3,283,168
#   SK Chemicals Co., Ltd.                                30,297      1,853,678
    SK Holdings Co., Ltd.                                 62,844     15,242,488
    SK Hynix, Inc.                                       801,175     47,102,956
    SK Innovation Co., Ltd.                              131,292     20,721,278
#   SK Materials Co., Ltd.                                 7,939      1,309,255
    SK Networks Co., Ltd.                                221,151      1,251,037
    SK Telecom Co., Ltd.                                  22,141      5,474,400
    SK Telecom Co., Ltd. ADR                               6,224        169,666
    SKC Co., Ltd.                                         33,367      1,080,051
#   SPC Samlip Co., Ltd.                                   3,031        446,986
    Ssangyong Cement Industrial Co., Ltd.                 47,387        607,244
#*  Taihan Electric Wire Co., Ltd.                       154,853        172,392
    Tongyang Life Insurance Co., Ltd.                     83,333        724,692
    Woori Bank                                           560,516      9,573,085
#   Woori Bank Sponsored ADR                               1,026         52,593
    Young Poong Corp.                                        595        658,275
#   Youngone Corp.                                        47,419      1,389,261
#   Yuhan Corp.                                            7,245      1,531,345
#*  Yungjin Pharmaceutical Co., Ltd.                      60,994        522,113
                                                                 --------------
TOTAL SOUTH KOREA                                                 1,075,722,602
                                                                 --------------
TAIWAN -- (14.9%)
    Accton Technology Corp.                              553,000      1,473,232
#   Acer, Inc.                                         5,739,811      2,820,494
#   Advanced Semiconductor Engineering, Inc.          12,765,564     17,126,757
    Advantech Co., Ltd.                                  455,663      3,446,859

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Airtac International Group                              126,850 $ 1,715,827
#   Asia Cement Corp.                                     4,445,758   3,929,173
*   Asia Pacific Telecom Co., Ltd.                        2,687,000     952,308
    Asustek Computer, Inc.                                1,272,180  11,831,666
#   AU Optronics Corp.                                   24,425,873   9,888,278
#   AU Optronics Corp. Sponsored ADR                        326,626   1,313,037
    Casetek Holdings, Ltd.                                  313,000     988,695
    Catcher Technology Co., Ltd.                          1,354,429  15,566,323
    Cathay Financial Holding Co., Ltd.                    9,371,450  15,269,700
#   Chailease Holding Co., Ltd.                           2,569,840   7,387,677
    Chang Hwa Commercial Bank, Ltd.                       9,287,889   5,444,827
#   Cheng Shin Rubber Industry Co., Ltd.                  3,200,965   6,474,505
    Chicony Electronics Co., Ltd.                         1,027,664   2,644,192
    China Airlines, Ltd.                                  8,884,536   2,730,369
    China Development Financial Holding Corp.            26,174,121   7,894,379
    China Life Insurance Co., Ltd.                        6,486,344   6,862,853
    China Motor Corp.                                       992,000     857,145
#   China Steel Corp.                                    15,093,932  12,393,790
    Chipbond Technology Corp.                               797,000   1,312,823
    Chroma ATE, Inc.                                        118,000     372,790
#   Chunghwa Precision Test Tech Co., Ltd.                   20,000     938,584
    Chunghwa Telecom Co., Ltd.                            1,608,000   5,435,361
#   Chunghwa Telecom Co., Ltd. Sponsored ADR                266,144   9,000,990
#   Compal Electronics, Inc.                             10,369,541   6,886,851
    CTBC Financial Holding Co., Ltd.                     20,136,175  12,936,853
    CTCI Corp.                                            1,281,000   2,089,224
    Delta Electronics, Inc.                               2,385,486  12,675,524
    E Ink Holdings, Inc.                                    647,000     691,713
    E.Sun Financial Holding Co., Ltd.                    14,124,954   9,004,623
    Eclat Textile Co., Ltd.                                 258,402   2,974,970
#   Elite Material Co., Ltd.                                327,000   1,617,288
#   Ennoconn Corp.                                           62,000     929,612
    Eternal Materials Co., Ltd.                           1,451,350   1,633,070
    Eva Airways Corp.                                     6,861,740   3,325,163
*   Evergreen Marine Corp. Taiwan, Ltd.                   3,426,261   1,877,527
    Far Eastern International Bank                          721,140     237,878
    Far Eastern New Century Corp.                         7,296,085   6,004,834
    Far EasTone Telecommunications Co., Ltd.              2,601,000   6,288,248
    Farglory Land Development Co., Ltd.                     644,393     806,774
#   Feng TAY Enterprise Co., Ltd.                           475,424   2,039,037
    First Financial Holding Co., Ltd.                    18,055,124  12,194,993
    Formosa Chemicals & Fibre Corp.                       3,606,518  10,866,116
    Formosa Petrochemical Corp.                           1,552,000   5,448,311
    Formosa Plastics Corp.                                4,025,153  12,071,751
    Formosa Taffeta Co., Ltd.                             1,403,000   1,389,228
    Foxconn Technology Co., Ltd.                          1,843,627   5,543,189
    Fubon Financial Holding Co., Ltd.                     8,611,233  13,377,153
    General Interface Solution Holding, Ltd.                159,000   1,524,308
    Giant Manufacturing Co., Ltd.                           571,506   2,821,024
    Globalwafers Co., Ltd.                                  133,000   1,047,024
    Gourmet Master Co., Ltd.                                101,305   1,185,834
#   Highwealth Construction Corp.                         2,120,190   3,510,343
    Hiwin Technologies Corp.                                296,005   2,149,283

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Hon Hai Precision Industry Co., Ltd.                 17,267,653 $67,155,191
#   Hota Industrial Manufacturing Co., Ltd.                 237,235   1,085,783
    Hotai Motor Co., Ltd.                                   362,000   4,398,871
#*  HTC Corp.                                             1,292,235   3,067,240
    Hua Nan Financial Holdings Co., Ltd.                 13,506,007   7,893,869
#   Innolux Corp.                                        27,802,241  13,562,150
    Inventec Corp.                                        5,430,551   4,338,034
    Kenda Rubber Industrial Co., Ltd.                     1,082,377   1,696,858
#   King Slide Works Co., Ltd.                               81,000   1,138,605
    King Yuan Electronics Co., Ltd.                       1,471,000   1,465,029
    King's Town Bank Co., Ltd.                            1,051,000   1,086,084
#   Kinsus Interconnect Technology Corp.                    683,000   1,840,897
    Largan Precision Co., Ltd.                              133,860  24,423,998
    LCY Chemical Corp.                                      817,123   1,185,767
#   Lite-On Technology Corp.                              4,896,410   7,924,433
#   Long Chen Paper Co., Ltd.                             1,295,000   1,629,826
    Makalot Industrial Co., Ltd.                            165,356     739,020
    MediaTek, Inc.                                        1,455,995  12,816,990
#   Mega Financial Holding Co., Ltd.                     16,648,369  14,090,356
*   Mercuries Life Insurance Co., Ltd.                      340,408     178,115
#   Merida Industry Co., Ltd.                               271,287   1,297,881
    Merry Electronics Co., Ltd.                             112,000     923,521
#   Micro-Star International Co., Ltd.                    1,005,000   2,603,725
    Nan Ya Plastics Corp.                                 4,628,599  11,649,726
#   Nanya Technology Corp.                                  992,010   2,045,753
    Nien Made Enterprise Co., Ltd.                          200,000   2,440,593
#   Novatek Microelectronics Corp.                        1,205,000   4,582,202
#*  OBI Pharma, Inc.                                         81,000     576,427
    PChome Online, Inc.                                     109,395     767,663
    Pegatron Corp.                                        5,311,345  17,322,959
    Phison Electronics Corp.                                241,000   3,347,972
    Pou Chen Corp.                                        5,061,487   6,837,454
    Powertech Technology, Inc.                            2,158,819   6,995,407
    Poya International Co., Ltd.                             73,275     935,041
    President Chain Store Corp.                             844,831   7,158,860
#   Qisda Corp.                                           2,050,000   1,621,592
    Quanta Computer, Inc.                                 3,941,000   9,343,927
    Realtek Semiconductor Corp.                             686,950   2,570,471
*   Ruentex Development Co., Ltd.                         1,242,709   1,345,886
#   Ruentex Industries, Ltd.                                770,182   1,142,917
#   ScinoPharm Taiwan, Ltd.                                 206,405     279,923
#   Shin Kong Financial Holding Co., Ltd.                15,958,656   4,266,116
    Silergy Corp.                                            55,000   1,075,393
#   Siliconware Precision Industries Co., Ltd.            2,123,637   3,497,151
*   Siliconware Precision Industries Co., Ltd.
      Sponsored ADR                                          21,813     177,994
    Simplo Technology Co., Ltd.                             690,000   2,192,024
    SinoPac Financial Holdings Co., Ltd.                 19,605,895   6,147,455
    St Shine Optical Co., Ltd.                               11,000     226,624
    Standard Foods Corp.                                    462,902   1,232,512
    Synnex Technology International Corp.                 2,340,343   2,602,333
    Taichung Commercial Bank Co., Ltd.                      159,669      54,998
*   TaiMed Biologics, Inc.                                  138,000   1,008,988
    Tainan Spinning Co., Ltd.                               115,412      50,426

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Taishin Financial Holding Co., Ltd.                 19,587,984 $  9,211,451
    Taiwan Business Bank                                 8,318,140    2,360,734
    Taiwan Cement Corp.                                  8,097,720    9,385,028
    Taiwan Cooperative Financial Holding Co., Ltd.      14,856,581    8,118,427
#   Taiwan FamilyMart Co., Ltd.                             89,000      605,511
    Taiwan Fertilizer Co., Ltd.                          1,415,000    1,921,436
*   Taiwan Glass Industry Corp.                          2,124,375    1,087,087
    Taiwan High Speed Rail Corp.                         1,706,000    1,472,089
    Taiwan Mobile Co., Ltd.                              2,215,300    7,928,287
    Taiwan Paiho, Ltd.                                      64,000      267,009
    Taiwan Secom Co., Ltd.                                 362,670    1,073,780
    Taiwan Semiconductor Manufacturing Co., Ltd.        25,317,808  178,969,036
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                      1,982,786   71,300,985
*   Tatung Co., Ltd.                                     2,566,000    1,078,953
    Teco Electric and Machinery Co., Ltd.                3,589,000    3,379,993
    Tong Yang Industry Co., Ltd.                           936,000    1,737,565
*   TPK Holding Co., Ltd.                                  581,000    1,950,843
    Transcend Information, Inc.                            334,181      989,626
    Tripod Technology Corp.                                753,870    2,461,109
    Tung Thih Electronic Co., Ltd.                          44,000      312,469
#   Uni-President Enterprises Corp.                      7,758,033   14,847,650
#   United Microelectronics Corp.                       38,130,000   17,501,279
#   Vanguard International Semiconductor Corp.           1,888,000    3,534,442
    Voltronic Power Technology Corp.                        57,350      983,416
    Walsin Lihwa Corp.                                   5,308,000    2,337,255
    Wan Hai Lines, Ltd.                                  1,821,800    1,043,482
#   Win Semiconductors Corp.                               742,034    4,342,135
    Winbond Electronics Corp.                            6,597,000    3,981,394
    Wintek Corp.                                           604,760        6,872
    Wistron Corp.                                        6,209,099    6,265,868
    Wistron NeWeb Corp.                                    186,000      594,968
    WPG Holdings, Ltd.                                   3,035,869    4,251,568
    Yageo Corp.                                            908,579    3,460,153
    Yuanta Financial Holding Co., Ltd.                  19,830,806    8,500,834
    Yulon Motor Co., Ltd.                                1,909,000    1,667,890
    Zhen Ding Technology Holding, Ltd.                   1,099,700    2,558,153
                                                                   ------------
TOTAL TAIWAN                                                        962,748,187
                                                                   ------------
THAILAND -- (2.5%)
    Advanced Info Service PCL                            1,440,700    8,031,189
    Airports of Thailand PCL                             5,784,000    8,951,542
    Bangchak Corp. PCL                                     999,600    1,043,863
    Bangkok Bank PCL(6077019)                              241,500    1,338,985
    Bangkok Bank PCL(6368360)                              141,600      763,818
    Bangkok Dusit Medical Services PCL Class F           6,818,900    3,913,903
    Bangkok Expressway & Metro PCL                       5,933,099    1,337,227
    Bangkok Life Assurance PCL                           1,031,200    1,293,784
    Banpu PCL                                            3,487,850    1,708,472
    Berli Jucker PCL                                     1,647,700    2,290,088
    BTS Group Holdings PCL                               4,154,700    1,073,743
    Bumrungrad Hospital PCL                                402,600    2,117,260
    Carabao Group PCL Class F                              485,000    1,012,952
    Central Pattana PCL                                  1,779,300    3,716,177

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Central Plaza Hotel PCL                              1,046,100 $  1,281,041
    CH Karnchang PCL                                       680,200      582,564
    Charoen Pokphand Foods PCL                           5,404,800    3,995,555
    CP ALL PCL                                           4,313,700    7,875,145
    Delta Electronics Thailand PCL                         656,900    1,751,983
    Electricity Generating PCL                             332,300    2,176,954
    Energy Absolute PCL                                  1,783,800    1,983,400
    Global Power Synergy PCL Class F                       451,700      522,605
    Glow Energy PCL                                        826,500    2,011,825
    Home Product Center PCL                             10,007,413    2,977,278
    Indorama Ventures PCL                                3,150,100    3,526,249
    Intouch Holdings PCL                                 1,446,700    2,597,639
    IRPC PCL                                            16,099,600    2,660,971
    Jasmine International PCL                            3,048,500      687,084
    Kasikornbank PCL(6364766)                              229,600    1,328,205
    Kasikornbank PCL(6888794)                            1,146,600    6,822,436
    KCE Electronics PCL                                    431,000    1,120,355
    Kiatnakin Bank PCL                                     445,700      894,039
    Krung Thai Bank PCL                                  8,743,587    4,755,876
    Land & Houses PCL(6581930)                             790,000      237,405
    Land & Houses PCL(6581941)                           4,011,940    1,205,638
    Minor International PCL                              2,391,770    3,036,746
    MK Restaurants Group PCL                               421,700      773,029
    Muangthai Leasing PCL Class F                          926,100      994,939
    Pruksa Holding PCL                                   2,392,300    1,646,317
    PTT Exploration & Production PCL(B1359J0)            2,414,655    6,385,577
    PTT Exploration & Production PCL(B1359L2)               65,409      172,975
    PTT Global Chemical PCL                              2,436,872    5,290,941
    PTT PCL                                              1,634,600   19,059,240
    Ratchaburi Electricity Generating Holding PCL          824,700    1,338,296
    Robinson PCL                                           598,500    1,047,665
    Siam Cement PCL (The)(6609906)                         166,400    2,530,266
    Siam Cement PCL (The)(6609928)                         230,100    3,498,884
    Siam City Cement PCL                                   197,367    1,844,579
    Siam Commercial Bank PCL (The)                       1,140,966    5,040,254
    Siam Global House PCL                                1,894,408      779,931
    Srisawad Corp. PCL                                     406,000      643,592
    Star Petroleum Refining PCL                          3,335,800    1,543,772
    Thai Oil PCL                                         1,609,200    4,146,737
    Thai Union Group PCL Class F                         3,134,940    1,912,439
    Thanachart Capital PCL                               1,323,800    1,899,582
    Tisco Financial Group PCL                              566,800    1,256,187
    TMB Bank PCL                                        24,158,000    1,713,308
    Total Access Communication PCL(B1YWK08)              1,459,300    2,379,067
    Total Access Communication PCL(B231MK7)                423,600      690,586
    TPI Polene PCL                                      12,385,600      841,178
*   True Corp. PCL                                      21,266,431    3,610,816
    TTW PCL                                                581,700      190,541
                                                                   ------------
TOTAL THAILAND                                                      163,854,694
                                                                   ------------
TURKEY -- (1.5%)
    Akbank TAS                                           2,398,643    7,135,696
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.            291,705    1,711,290

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
    Arcelik A.S.                                         540,990 $    3,999,085
    Aselsan Elektronik Sanayi Ve Ticaret A.S.            307,773      2,104,558
    BIM Birlesik Magazalar A.S.                          342,629      6,682,359
    Coca-Cola Icecek A.S.                                158,003      1,909,375
    Enka Insaat ve Sanayi A.S.                           682,425      1,070,840
    Eregli Demir ve Celik Fabrikalari TAS              2,461,933      5,488,961
    Ford Otomotiv Sanayi A.S.                            126,138      1,613,864
    KOC Holding A.S.                                     723,917      3,371,343
    Petkim Petrokimya Holding A.S.                     1,293,596      2,364,962
    TAV Havalimanlari Holding A.S.                       393,004      2,381,791
    Tofas Turk Otomobil Fabrikasi A.S.                   212,178      1,864,347
    Tupras Turkiye Petrol Rafinerileri A.S.              261,144      8,047,885
*   Turk Hava Yollari AO                               1,190,919      2,990,391
*   Turk Telekomunikasyon A.S.                           761,840      1,570,513
    Turkcell Iletisim Hizmetleri A.S.                  1,174,981      4,296,652
    Turkcell Iletisim Hizmetleri A.S. ADR                 73,838        679,310
    Turkiye Garanti Bankasi A.S.                       3,265,633      9,779,543
    Turkiye Halk Bankasi A.S.                          1,432,317      6,145,168
    Turkiye Is Bankasi Class C                         3,908,677      8,414,096
    Turkiye Sise ve Cam Fabrikalari A.S.               1,716,996      2,196,522
    Turkiye Vakiflar Bankasi TAO Class D               2,388,318      4,780,385
    Ulker Biskuvi Sanayi A.S.                            244,375      1,475,563
*   Yapi ve Kredi Bankasi A.S.                         1,926,840      2,487,265
                                                                 --------------
TOTAL TURKEY                                                         94,561,764
                                                                 --------------
TOTAL COMMON STOCKS                                               6,108,728,620
                                                                 --------------
PREFERRED STOCKS -- (2.7%)

BRAZIL -- (2.6%)
    Banco Bradesco SA                                  2,738,905     26,516,440
    Banco Bradesco SA ADR                                960,668      9,241,628
    Braskem SA Class A                                    73,800        882,992
    Centrais Eletricas Brasileiras SA Class B            303,700      1,623,512
*   Cia Brasileira de Distribuicao                       220,220      5,119,999
    Cia Energetica de Minas Gerais                       178,000        486,334
    Gerdau SA                                            921,168      3,148,989
    Itau Unibanco Holding SA                           4,593,827     54,978,314
    Lojas Americanas SA                                1,021,714      5,134,208
*   Petroleo Brasileiro SA                             2,825,761     12,043,024
*   Petroleo Brasileiro SA Sponsored ADR               1,440,006     12,240,051
    Suzano Papel e Celulose SA Class A                   670,455      3,014,344
    Telefonica Brasil SA                                 465,063      6,966,214
    Vale SA                                            2,677,558     25,046,697
    Vale SA Sponsored ADR                                364,278      3,420,570
                                                                 --------------
TOTAL BRAZIL                                                        169,863,316
                                                                 --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                      113,824        518,504
                                                                 --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                  209,529      2,378,671
    Bancolombia SA                                        30,330        332,132
    Grupo Argos SA                                        37,800        247,094

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
COLOMBIA -- (Continued)
      Grupo Aval Acciones y Valores SA                 4,185,719 $    1,850,268
      Grupo de Inversiones Suramericana SA               113,896      1,574,486
                                                                 --------------
TOTAL COLOMBIA                                                        6,382,651
                                                                 --------------
INDIA -- (0.0%)
      Vedanta, Ltd.                                   26,204,120        329,843
                                                                 --------------
TOTAL PREFERRED STOCKS                                              177,094,314
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

SOUTH KOREA -- (0.0%)
*     Ssangyong Cement Industrial Co., Ltd. Rights
        08/21/17                                           3,243          3,043
                                                                 --------------
TAIWAN -- (0.0%)
*     Airtac International Group Rights 08/09/17           5,668         20,368
*     Long Chen Paper Co., Ltd. Rights 08/14/17           17,510          2,610
                                                                 --------------
TOTAL TAIWAN                                                             22,978
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    26,021
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,285,848,955
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund                  16,026,728    185,461,300
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,456,669,337)^^            $6,471,310,255
                                                                 ==============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                          -------------- -------------- ------- --------------
Common Stocks
   Brazil                 $  289,105,421             --   --    $  289,105,421
   Chile                      83,838,802             --   --        83,838,802
   China                     313,240,409 $  791,030,414   --     1,104,270,823
   Colombia                   26,467,587             --   --        26,467,587
   Czech Republic                     --     11,514,858   --        11,514,858
   Egypt                         718,363      6,510,390   --         7,228,753
   Greece                             --     16,303,140   --        16,303,140
   Hungary                            --     29,530,434   --        29,530,434
   India                      31,669,764    749,661,973   --       781,331,737
   Indonesia                   6,892,783    174,708,007   --       181,600,790
   Malaysia                    1,083,020    188,862,666   --       189,945,686
   Mexico                    296,854,134             --   --       296,854,134
   Peru                       16,769,263             --   --        16,769,263
   Philippines                 1,916,737     89,730,345   --        91,647,082
   Poland                             --    115,118,653   --       115,118,653
   Russia                      7,079,281     88,664,957   --        95,744,238
   South Africa               55,478,836    419,091,136   --       474,569,972
   South Korea                41,941,085  1,033,781,517   --     1,075,722,602
   Taiwan                     81,793,006    880,955,181   --       962,748,187
   Thailand                  163,854,694             --   --       163,854,694
   Turkey                        679,310     93,882,454   --        94,561,764
Preferred Stocks
   Brazil                    169,863,316             --   --       169,863,316
   Chile                         518,504             --   --           518,504
   Colombia                    6,382,651             --   --         6,382,651
   India                              --        329,843   --           329,843
Rights/Warrants
   South Korea                        --          3,043   --             3,043
   Taiwan                             --         22,978   --            22,978
Securities Lending
  Collateral                          --    185,461,300   --       185,461,300
Futures Contracts**            1,900,931             --   --         1,900,931
                          -------------- --------------   --    --------------
TOTAL                     $1,598,047,897 $4,875,163,289   --    $6,473,211,186
                          ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (91.1%)

ARGENTINA -- (0.0%)
    Ferrum SA de Ceramica y Metalurgia                            1 $         1
                                                                    -----------
BRAZIL -- (7.1%)
    AES Tiete Energia SA(BZ8W2L7)                         1,884,997   8,499,064
    AES Tiete Energia SA(BZ8W2J5)                               878         797
*   Aliansce Shopping Centers SA                            963,195   5,189,179
    Alupar Investimento SA                                1,035,302   6,088,938
    Arezzo Industria e Comercio SA                          430,435   5,107,219
*   B2W Cia Digital                                       1,578,484   6,732,356
    BR Malls Participacoes SA                             6,601,191  27,942,893
    BR Properties SA                                        339,969   1,062,965
*   Brasil Brokers Participacoes SA                       1,908,611     685,505
    BrasilAgro - Co. Brasileira de Propriedades Agricolas   178,000     676,415
    Cia de Locacao das Americas                              23,100      85,041
    Cia de Saneamento de Minas Gerais-COPASA                591,892   8,044,120
    Cia Energetica de Minas Gerais                          119,174     333,252
    Cia Hering                                            1,540,736  10,617,928
    Cia Paranaense de Energia                               151,600   1,030,648
    Cia Paranaense de Energia Sponsored ADR                 127,664   1,057,058
*   Cia Siderurgica Nacional SA                           5,120,808  12,513,206
*   Construtora Tenda SA                                    168,054     846,104
*   Cosan Logistica SA                                      173,100     417,436
    CVC Brasil Operadora e Agencia de Viagens SA            312,586   3,573,586
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                       2,747,386  10,783,910
    Cyrela Commercial Properties SA Empreendimentos e
*     Participacoes                                          41,900     134,366
    Dimed SA Distribuidora da Medicamentos                    1,100     155,387
    Direcional Engenharia SA                                784,809   1,426,994
    Duratex SA                                            3,220,733   8,180,033
    EcoRodovias Infraestrutura e Logistica SA             2,475,007   8,484,559
    EDP - Energias do Brasil SA                           2,867,714  13,215,018
    Embraer SA                                              902,384   4,563,502
    Embraer SA Sponsored ADR                                603,336  12,229,621
    Energisa SA                                               5,000      39,925
    Equatorial Energia SA                                 1,854,158  33,713,585
    Estacio Participacoes SA                              3,477,890  22,752,082
*   Eternit SA                                            1,383,778     572,442
*   Even Construtora e Incorporadora SA                   2,484,388   3,648,884
    Ez Tec Empreendimentos e Participacoes SA               601,946   3,779,598
    Fleury SA                                             1,463,812  14,096,645
    Fras-Le SA                                               82,875     122,252
    GAEC Educacao SA                                        285,200   1,553,882
*   Gafisa SA                                               111,555     423,918
    Gafisa SA ADR                                            73,263     554,601
*   Gol Linhas Aereas Inteligentes SA ADR                   100,517   1,425,334
    Grendene SA                                             945,017   8,012,651
    Guararapes Confeccoes SA                                 83,800   2,818,728
*   Helbor Empreendimentos SA                             1,574,828   1,131,244
    Iguatemi Empresa de Shopping Centers SA                 663,737   7,811,550
*   International Meal Co. Alimentacao SA                   684,895   1,647,253
    Iochpe Maxion SA                                      1,113,852   6,029,414
*   JHSF Participacoes SA                                   680,347     399,261
*   Joao Fortes Engenharia SA                                22,409       7,258

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
*   JSL SA                                                  615,500 $ 1,529,695
*   Kepler Weber SA                                         135,346   1,028,219
*   Light SA                                                723,407   5,231,237
    Linx SA                                                 763,536   4,231,052
    Localiza Rent a Car SA                                1,623,578  27,021,886
*   LPS Brasil Consultoria de Imoveis SA                    257,479     361,652
    M Dias Branco SA                                        268,900   4,377,111
    Magazine Luiza SA                                         2,100     247,069
    Magnesita Refratarios SA                                371,991   4,163,253
    Mahle-Metal Leve SA                                     416,876   2,273,978
    Marcopolo SA                                             98,200      80,302
*   Marfrig Global Foods SA                               2,815,229   5,795,940
*   Marisa Lojas SA                                         565,920   1,070,735
*   Mills Estruturas e Servicos de Engenharia SA            966,926   1,234,103
    Minerva SA                                              967,369   3,846,706
    MRV Engenharia e Participacoes SA                     2,678,860  12,310,377
    Multiplan Empreendimentos Imobiliarios SA               468,399  10,796,902
    Multiplus SA                                            454,184   5,795,367
    Natura Cosmeticos SA                                    427,018   3,430,276
    Odontoprev SA                                         2,612,096  10,897,869
*   Paranapanema SA                                       1,614,056     838,511
*   Petro Rio SA                                             17,300     207,599
    Porto Seguro SA                                         430,543   4,349,128
    Portobello SA                                           552,200     671,136
*   Profarma Distribuidora de Produtos Farmaceuticos SA      46,468     117,573
*   Prumo Logistica SA                                      302,878   1,068,404
    QGEP Participacoes SA                                   845,794   1,974,564
    Qualicorp SA                                          2,351,105  24,729,823
*   Restoque Comercio e Confeccoes de Roupas SA             123,151   1,461,212
*   Rodobens Negocios Imobiliarios SA                       136,138     239,677
*   Rumo SA                                               6,658,774  22,079,537
*   Santos Brasil Participacoes SA                        2,334,340   1,586,993
    Sao Carlos Empreendimentos e Participacoes SA            65,509     719,720
    Sao Martinho SA                                       1,525,186   8,588,602
    Ser Educacional SA                                      242,300   1,988,377
    SLC Agricola SA                                         574,213   4,006,887
    Smiles SA                                               505,800  10,557,674
    Sonae Sierra Brasil SA                                  250,446   1,601,454
*   Springs Global Participacoes SA                          18,200      59,765
    Sul America SA                                        3,005,954  16,917,435
    T4F Entretenimento SA                                   111,200     222,874
    Technos SA                                              230,500     307,496
*   Tecnisa SA                                            1,488,036   1,116,618
    Tegma Gestao Logistica SA                                16,000      75,219
    Totvs SA                                              1,185,526  11,405,322
*   TPI - Triunfo Participacoes e Investimentos SA          329,501     426,887
    Transmissora Alianca de Energia Eletrica SA           1,991,418  14,828,588
    Tupy SA                                                 210,819   1,000,568
*   Usinas Siderurgicas de Minas Gerais SA                   42,600     141,939
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                          720,575   3,898,248
    Via Varejo SA(BGSHPP4)                                1,043,519   4,815,444
    Via Varejo SA(B7VY430)                                  205,862     386,856

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    Wiz Solucoes e Corretagem de Seguros SA                160,600 $  1,019,732
                                                                   ------------
TOTAL BRAZIL                                                        519,351,198
                                                                   ------------
CHILE -- (1.5%)
    AES Gener SA                                         2,831,461    1,052,119
    Aguas Andinas SA Class A                               559,878      353,259
    Banmedica SA                                         1,778,905    4,328,516
    Besalco SA                                           2,484,175    2,523,208
    CAP SA                                                 726,761    7,661,418
    Cementos BIO BIO SA                                    352,724      453,655
*   Cia Sud Americana de Vapores SA                    104,972,840    4,870,698
    Clinica LAS Condes SA                                      349       17,828
    Cristalerias de Chile SA                               130,323    1,359,839
    Embotelladora Andina SA Class B ADR                     44,807    1,225,023
    Empresa Nacional de Telecomunicaciones SA              852,516    9,707,391
*   Empresas AquaChile SA                                1,390,832      695,641
    Empresas Hites SA                                    1,134,733    1,309,730
*   Empresas La Polar SA                                11,469,468    1,295,057
    Engie Energia Chile SA                               5,124,223   11,158,644
*   Enjoy SA                                             1,143,197       79,663
    Forus SA                                               806,421    2,903,930
    Grupo Security SA                                    3,196,493    1,210,141
    Inversiones Aguas Metropolitanas SA                  3,924,359    6,854,749
    Inversiones La Construccion SA                         288,555    3,863,401
*   Masisa SA                                           17,353,957    1,295,291
    Multiexport Foods SA                                 4,112,444    1,338,558
    Parque Arauco SA                                     6,296,291   16,551,031
    PAZ Corp. SA                                         1,298,993    1,547,301
    Ripley Corp. SA                                      9,264,270    7,912,818
    Salfacorp SA                                         2,719,448    3,586,646
    Sigdo Koppers SA                                       810,043    1,234,132
    Sociedad Matriz SAAM SA                             36,373,212    3,887,594
    Socovesa SA                                          2,895,998    1,519,776
    Sonda SA                                             2,403,460    4,567,310
    Vina Concha y Toro SA                                4,503,127    7,255,843
                                                                   ------------
TOTAL CHILE                                                         113,620,210
                                                                   ------------
CHINA -- (15.9%)
*   21Vianet Group, Inc. ADR                               514,485    2,294,603
    361 Degrees International, Ltd.                      5,552,000    1,953,255
#*  3SBio, Inc.                                          4,617,500    5,788,922
*   500.com, Ltd. Class A ADR                              133,502    1,584,669
*   51job, Inc. ADR                                        113,079    5,570,272
*   A8 New Media Group, Ltd.                             3,652,000      207,922
#   Agile Group Holdings, Ltd.                          13,027,500   15,487,951
    Ajisen China Holdings, Ltd.                          4,260,000    1,841,292
    AKM Industrial Co., Ltd.                               120,000       18,387
    AMVIG Holdings, Ltd.                                 2,508,000      729,209
    Anhui Expressway Co., Ltd. Class H                   2,770,000    2,090,231
#*  Anton Oilfield Services Group                       11,170,000    1,070,976
*   Anxin-China Holdings, Ltd.                          16,347,000      151,105
*   Art Group Holdings, Ltd.                               320,000       24,163

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Asia Cement China Holdings Corp.                      2,961,500 $ 1,000,160
#*  Asian Citrus Holdings, Ltd.                           2,314,000      33,329
    Ausnutria Dairy Corp., Ltd.                              63,000      25,890
#*  AVIC International Holding HK, Ltd.                  19,300,000     951,743
    AVIC International Holdings, Ltd. Class H             1,960,000   1,005,638
#   AviChina Industry & Technology Co., Ltd. Class H      8,987,000   5,506,475
    BAIOO Family Interactive, Ltd.                        5,436,000     431,526
    Bank of Chongqing Co., Ltd. Class H                   2,259,500   1,957,803
    Bank of Zhengzhou Co., Ltd. Class H                      14,000       8,080
*   Baofeng Modern International Holdings Co., Ltd.         234,000      17,690
*   Baoye Group Co., Ltd. Class H                         1,758,000   1,362,922
*   Baozun, Inc. Sponsored ADR                              136,671   4,436,341
    Beijing Capital Land, Ltd. Class H                    8,706,500   4,588,734
*   Beijing Enterprises Clean Energy Group, Ltd.          4,020,000      95,631
#*  Beijing Enterprises Environment Group, Ltd.             257,000      39,434
#*  Beijing Enterprises Medical & Health Group, Ltd.     19,866,000   1,245,552
    Beijing Jingneng Clean Energy Co., Ltd. Class H      10,584,000   3,059,288
    Beijing North Star Co., Ltd. Class H                  6,368,000   2,582,284
#*  Beijing Properties Holdings, Ltd.                     8,724,000     412,890
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H                             1,715,000   1,129,737
#   BEP International Holdings, Ltd.                      2,260,000      59,495
#   Best Pacific International Holdings, Ltd.             2,058,000   1,124,596
*   Besunyen Holdings Co., Ltd.                           1,155,000      87,184
    Billion Industrial Holdings, Ltd.                        64,000      45,272
*   Bitauto Holdings, Ltd. ADR                              184,229   5,821,636
    Bloomage Biotechnology Corp., Ltd.                    1,077,500   2,017,231
#*  Boer Power Holdings, Ltd.                             2,893,000     847,644
    Bosideng International Holdings, Ltd.                20,196,000   1,782,679
#*  Boyaa Interactive International, Ltd.                 2,576,000   1,057,157
    Brilliant Circle Holdings International, Ltd.           250,000      37,725
    BYD Electronic International Co., Ltd.                3,982,815  10,046,805
*   C C Land Holdings, Ltd.                              15,216,015   3,464,377
#*  C.banner International Holdings, Ltd.                 3,315,000   1,327,791
    Cabbeen Fashion, Ltd.                                 1,566,000     430,675
#   Canvest Environmental Protection Group Co., Ltd.      4,729,000   2,584,301
#*  Capital Environment Holdings, Ltd.                    7,940,000     304,653
#*  CAR, Inc.                                             5,097,000   4,436,702
    Carrianna Group Holdings Co., Ltd.                    1,855,257     218,442
    CECEP COSTIN New Materials Group, Ltd.                4,494,000      64,728
*   Central China Real Estate, Ltd.                       6,460,626   1,942,974
#   Central China Securities Co., Ltd. Class H            6,685,000   3,041,216
*   Century Sunshine Group Holdings, Ltd.                12,725,000     440,333
#*  CGN Meiya Power Holdings Co., Ltd.                    8,438,000   1,219,885
    Changshouhua Food Co., Ltd.                           1,773,000     884,339
*   Changyou.com, Ltd. ADR                                   73,976   3,131,404
    Chaowei Power Holdings, Ltd.                          4,397,000   2,491,506
*   Cheetah Mobile, Inc. ADR                                205,689   2,270,807
*   Chigo Holding, Ltd.                                  20,666,000     259,225
#   China Aerospace International Holdings, Ltd.         17,454,500   2,232,501
    China Agri-Industries Holdings, Ltd.                 14,885,800   6,663,486
#   China Aircraft Leasing Group Holdings, Ltd.           1,063,500   1,242,479
#   China All Access Holdings, Ltd.                       6,186,000   1,820,917
    China Aluminum Cans Holdings, Ltd.                      432,000      69,088

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
*   China Animal Healthcare, Ltd.                         3,671,000 $   458,241
#   China Animation Characters Co., Ltd.                  2,781,000   1,107,177
    China Aoyuan Property Group, Ltd.                     8,910,000   3,815,604
    China BlueChemical, Ltd. Class H                     12,878,000   3,628,535
*   China Chengtong Development Group, Ltd.               2,018,000     118,626
*   China City Infrastructure Group, Ltd.                 1,220,000      79,645
*   China City Railway Transportation Technology
      Holdings Co., Ltd.                                    512,000      70,685
    China Communications Services Corp., Ltd. Class H    15,302,000   8,311,579
    China Conch Venture Holdings, Ltd.                      794,500   1,476,182
    China Datang Corp. Renewable Power Co., Ltd. Class H 14,673,000   1,745,266
*   China Daye Non-Ferrous Metals Mining, Ltd.            4,610,000      66,426
    China Dongxiang Group Co., Ltd.                      23,245,985   4,312,281
#*  China Dynamics Holdings, Ltd.                         9,490,000     188,152
#   China Electronics Corp. Holdings Co., Ltd.            3,084,000     445,307
#   China Electronics Optics Valley Union Holding Co.,
      Ltd.                                                5,560,000     497,872
*   China Energine International Holdings, Ltd.           4,206,000     338,360
    China Everbright, Ltd.                                6,106,000  13,905,643
*   China Fiber Optic Network System Group, Ltd.          9,639,999     323,974
    China Financial Services Holdings, Ltd.               7,132,000     629,746
*   China Fire Safety Enterprise Group, Ltd.              3,380,000     188,065
#   China Foods, Ltd.                                     7,820,000   3,600,023
*   China Fordoo Holdings, Ltd.                             277,000     206,371
*   China Glass Holdings, Ltd.                            4,632,000     426,603
#*  China Grand Pharmaceutical and Healthcare Holdings,
      Ltd. Class A                                        2,328,000     629,204
    China Greenfresh Group Co., Ltd.                      2,602,000     489,524
#   China Greenland Broad Greenstate Group Co., Ltd.      5,396,000   1,355,372
    China Hanking Holdings, Ltd.                          3,750,000     523,127
#*  China Harmony New Energy Auto Holding, Ltd.           6,001,000   2,891,099
*   China High Precision Automation Group, Ltd.           1,289,000      37,750
#   China High Speed Transmission Equipment Group Co.,
      Ltd.                                                2,909,000   3,140,911
*   China Huiyuan Juice Group, Ltd.                       4,929,500   1,532,532
    China International Capital Corp., Ltd. Class H       1,440,400   2,291,852
*   China ITS Holdings Co., Ltd.                          3,835,412     294,537
    China Jinmao Holdings Group, Ltd.                    27,318,300  12,680,597
    China Lesso Group Holdings, Ltd.                      7,387,000   5,206,269
    China Lilang, Ltd.                                    3,645,000   2,444,201
*   China Longevity Group Co., Ltd.                       1,076,350      35,415
#*  China LotSynergy Holdings, Ltd.                      31,100,000     588,877
    China Machinery Engineering Corp. Class H             6,490,000   4,385,309
#   China Maple Leaf Educational Systems, Ltd.            4,134,000   3,310,936
#   China Medical System Holdings, Ltd.                   7,095,500  12,104,530
    China Meidong Auto Holdings, Ltd.                     1,182,000     405,617
    China Merchants Land, Ltd.                           10,510,000   2,242,755
#   China National Building Material Co., Ltd. Class H   21,806,000  13,302,333
    China National Materials Co., Ltd. Class H            8,937,000   3,622,615
*   China New Town Development Co., Ltd.                 11,720,648     510,143
#   China NT Pharma Group Co., Ltd.                       5,092,500   1,107,065
*   China Nuclear Industry 23 International Corp., Ltd.   1,072,000     201,813
#*  China Ocean Resources Co., Ltd.                         537,630     360,326
*   China Oceanwide Holdings, Ltd.                        2,626,000     231,794
    China Oil & Gas Group, Ltd.                          32,738,000   2,261,532
    China Oriental Group Co., Ltd.                          468,000     251,355
*   China Outfitters Holdings, Ltd.                          24,000         744

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Overseas Grand Oceans Group, Ltd.               8,450,500 $ 4,952,864
#   China Overseas Property Holdings, Ltd.               10,065,000   1,827,992
    China Packaging Holdings Development, Ltd.            3,390,000     906,442
    China Pioneer Pharma Holdings, Ltd.                   2,777,000     899,779
#   China Power Clean Energy Development Co., Ltd.        3,760,499   2,337,124
    China Power International Development, Ltd.          21,226,000   7,275,805
*   China Properties Group, Ltd.                          2,640,000     664,936
#*  China Rare Earth Holdings, Ltd.                       8,316,799     637,253
    China Resources Cement Holdings, Ltd.                13,386,000   7,962,857
#   China Resources Phoenix Healthcare Holdings Co.,
      Ltd.                                                3,464,000   4,373,992
#*  China Ruifeng Renewable Energy Holdings, Ltd.         5,192,000     458,115
*   China Rundong Auto Group, Ltd.                          126,000      67,984
*   China Saite Group Co., Ltd.                           1,050,000      77,884
    China Sanjiang Fine Chemicals Co., Ltd.               3,011,000     950,559
    China SCE Property Holdings, Ltd.                    12,970,200   6,341,861
*   China Shanshui Cement Group, Ltd.                             1           1
#*  China Shengmu Organic Milk, Ltd.                      7,481,000   1,378,547
    China Shineway Pharmaceutical Group, Ltd.             2,378,200   2,378,877
#   China Silver Group, Ltd.                              6,436,000   1,186,158
#   China Singyes Solar Technologies Holdings, Ltd.       4,204,040   1,596,513
#   China South City Holdings, Ltd.                      21,742,000   4,727,797
    China Starch Holdings, Ltd.                           6,705,000     201,553
    China Sunshine Paper Holdings Co., Ltd.               1,036,500     279,909
    China Suntien Green Energy Corp., Ltd. Class H       11,084,000   2,340,277
*   China Taifeng Beddings Holdings, Ltd.                 1,336,000      34,637
#   China Tian Lun Gas Holdings, Ltd.                     1,144,500     699,055
    China Traditional Chinese Medicine Holdings Co.,
      Ltd.                                               12,676,000   6,726,841
#   China Travel International Investment Hong Kong,
      Ltd.                                               17,251,900   5,123,115
*   China Vanadium Titano - Magnetite Mining Co., Ltd.      263,000      10,428
#   China Vast Industrial Urban Development Co., Ltd.       732,000     291,196
    China Water Affairs Group, Ltd.                       6,844,000   3,731,584
#*  China Water Industry Group, Ltd.                      7,644,000   1,662,771
    China Wood Optimization Holding, Ltd.                 2,076,000     574,132
    China XLX Fertiliser, Ltd.                              444,000     117,264
#*  China Yurun Food Group, Ltd.                         10,561,000   1,365,045
    China ZhengTong Auto Services Holdings, Ltd.          6,284,000   6,199,098
#   China Zhongwang Holdings, Ltd.                       10,812,000   5,380,170
#   Chinasoft International, Ltd.                        15,102,000   8,275,619
*   Chinese People Holdings Co., Ltd.                     1,855,709      21,346
    Chongqing Machinery & Electric Co., Ltd. Class H      8,344,000   1,077,547
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                      2,662,000     347,334
    Chu Kong Shipping Enterprise Group Co., Ltd.            746,000     184,132
    CIFI Holdings Group Co., Ltd.                        19,426,000  11,053,888
#*  CIMC Enric Holdings, Ltd.                             5,278,000   3,777,445
*   CITIC Dameng Holdings, Ltd.                           5,233,000     311,205
#   CITIC Resources Holdings, Ltd.                       17,636,600   1,984,838
#   Citychamp Watch & Jewellery Group, Ltd.              11,676,000   2,523,777
    Clear Media, Ltd.                                       357,000     420,646
*   Coastal Greenland, Ltd.                               5,286,000     156,737
#*  Cogobuy Group                                         3,644,000   2,169,859
#   Colour Life Services Group Co., Ltd.                  1,837,000   1,298,315
    Comba Telecom Systems Holdings, Ltd.                 10,949,338   1,500,398
*   Comtec Solar Systems Group, Ltd.                      4,958,000     180,988

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    Concord New Energy Group, Ltd.                        35,844,964 $1,535,067
    Consun Pharmaceutical Group, Ltd.                      2,453,000  1,987,643
#*  Coolpad Group, Ltd.                                   21,444,800  1,501,136
    COSCO SHIPPING Energy Transportation Co., Ltd.
      Class H                                              9,210,000  5,180,579
#   COSCO SHIPPING International Hong Kong Co., Ltd.       3,777,000  1,595,241
    COSCO SHIPPING Ports, Ltd.                             7,138,948  8,732,246
*   Coslight Technology International Group Co., Ltd.      1,110,000    498,615
#   Cosmo Lady China Holdings Co., Ltd.                    4,375,000  1,633,784
    CP Pokphand Co., Ltd.                                 42,714,594  3,989,944
    CPMC Holdings, Ltd.                                    2,858,000  1,414,672
#   CRCC High-Tech Equipment Corp., Ltd. Class H           2,617,500    947,196
#   CT Environmental Group, Ltd.                          14,380,000  2,574,776
    Da Ming International Holdings, Ltd.                     862,000    361,705
*   DaChan Food Asia, Ltd.                                 1,523,955    132,679
    Dah Chong Hong Holdings, Ltd.                          6,350,000  3,266,291
    Dalian Port PDA Co., Ltd. Class H                      2,640,400    483,021
*   Daphne International Holdings, Ltd.                    7,022,000    629,166
#   Dawnrays Pharmaceutical Holdings, Ltd.                 3,130,943  1,883,546
#*  DBA Telecommunication Asia Holdings, Ltd.                876,000      7,357
#*  Differ Group Holding Co., Ltd.                         9,424,000    699,408
#*  Digital China Holdings, Ltd.                           7,858,800  5,158,129
#*  Dongfang Electric Corp., Ltd. Class H                  1,836,400  1,951,020
#   Dongjiang Environmental Co., Ltd. Class H                986,975  1,417,168
    Dongyue Group, Ltd.                                    7,432,000  3,463,471
    Dragon Crown Group Holdings, Ltd.                         62,000     11,029
    Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                              2,733,000  1,349,458
#*  Dynasty Fine Wines Group, Ltd.                         1,614,000     55,792
    E-Commodities Holdings, Ltd.                             168,000     20,205
*   eHi Car Services, Ltd. Sponsored ADR                     105,015    995,542
    Embry Holdings, Ltd.                                     473,000    151,437
    Essex Bio-technology, Ltd.                                88,000     47,863
    EVA Precision Industrial Holdings, Ltd.                5,156,435    732,166
*   EverChina International Holdings Co., Ltd.            13,120,000    415,504
*   Evergreen International Holdings, Ltd.                 1,208,000    100,556
*   Extrawell Pharmaceutical Holdings, Ltd.                   87,921      1,566
*   Fang Holdings, Ltd. ADR                                  128,129    410,013
    Fantasia Holdings Group Co., Ltd.                     14,701,500  2,143,434
    Far East Horizon, Ltd.                                10,787,000  9,190,179
#*  Feiyu Technology International Co., Ltd.               1,636,500    240,521
    First Tractor Co., Ltd. Class H                        1,273,176    605,621
*   Forgame Holdings, Ltd.                                   189,900    349,985
*   Freetech Road Recycling Technology Holdings, Ltd.      2,164,000    180,086
    Fu Shou Yuan International Group, Ltd.                 5,805,000  3,572,369
    Fufeng Group, Ltd.                                     7,458,600  4,557,678
#*  Fuguiniao Co., Ltd. Class H                            2,430,200    226,349
#   Future Land Development Holdings, Ltd.                13,022,000  5,415,420
#*  GCL-Poly Energy Holdings, Ltd.                        85,046,000  9,027,258
    Gemdale Properties & Investment Corp., Ltd.           10,826,000  1,093,306
#   Genscript Biotech Corp.                                  760,000    406,212
#*  Glorious Property Holdings, Ltd.                      19,097,501  2,150,276
    Goldbond Group Holdings, Ltd.                            210,000      4,748
#   Golden Eagle Retail Group, Ltd.                        3,432,000  4,439,852
    Golden Throat Holdings Group Co., Ltd.                   832,000    286,565

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Goldlion Holdings, Ltd.                               1,809,962 $   789,871
#   Goldpac Group, Ltd.                                   2,369,000     781,923
#   GOME Electrical Appliances Holding, Ltd.             84,442,000  10,154,716
*   Good Friend International Holdings, Inc.                398,667      97,936
#*  Grand Baoxin Auto Group, Ltd.                         2,677,492   1,361,730
#   Greatview Aseptic Packaging Co., Ltd.                 7,066,000   4,068,903
    Greenland Hong Kong Holdings, Ltd.                    7,312,000   2,709,880
#   Greentown China Holdings, Ltd.                        5,689,148   7,304,982
*   Ground International Development, Ltd.                  275,000      63,757
*   Guangdong Land Holdings, Ltd.                         4,600,800   1,012,836
    Guangdong Yueyun Transportation Co., Ltd. Class H     1,143,000     746,082
    Guangshen Railway Co., Ltd. Class H                   1,860,000     956,976
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H                                             4,485,000     315,781
    Guolian Securities Co., Ltd. Class H                  1,282,000     647,425
#   Guorui Properties, Ltd.                               1,465,000     444,294
*   Haichang Ocean Park Holdings, Ltd.                    5,418,000   1,172,034
    Haitian International Holdings, Ltd.                  4,300,000  12,318,387
*   Hanergy Thin Film Power Group, Ltd.                  17,084,000      85,687
*   Harbin Bank Co., Ltd. Class H                         1,084,000     345,176
    Harbin Electric Co., Ltd. Class H                     5,181,413   2,848,945
#   Harmonicare Medical Holdings, Ltd.                    1,911,000     853,494
#   HC International, Inc.                                  984,000     713,623
#*  Health and Happiness H&H International Holdings,
      Ltd.                                                1,486,500   4,799,830
    Henderson Investment, Ltd.                            1,466,000     125,647
*   Heng Tai Consumables Group, Ltd.                        350,000      16,349
*   Hengdeli Holdings, Ltd.                              17,837,399   1,802,427
*   Hengshi Mining Investments, Ltd.                      1,531,000     423,103
*   Hi Sun Technology China, Ltd.                        11,094,000   2,041,047
#   Hilong Holding, Ltd.                                  5,396,000     923,307
    Hisense Kelon Electrical Holdings Co., Ltd. Class H     875,000   1,250,801
    HKC Holdings, Ltd.                                    1,208,577     942,142
#*  HNA Holding Group Co., Ltd.                          24,080,000     862,857
    HNA Infrastructure Co., Ltd. Class H                    659,000     533,381
*   Honghua Group, Ltd.                                  16,623,000   1,488,862
    Honworld Group, Ltd.                                    844,000     428,788
    Hopefluent Group Holdings, Ltd.                       1,493,670     609,517
    Hopewell Highway Infrastructure, Ltd.                 4,163,000   2,557,168
    Hopson Development Holdings, Ltd.                     4,514,000   4,331,384
#   HOSA International, Ltd.                              4,668,000   1,445,600
#*  Hua Han Health Industry Holdings, Ltd.               25,871,698     329,242
    Hua Hong Semiconductor, Ltd.                          2,135,000   2,892,945
#   Huadian Fuxin Energy Corp., Ltd. Class H             16,484,000   3,646,995
*   Huajun Holdings, Ltd.                                   112,000       7,314
    Huaneng Renewables Corp., Ltd. Class H               28,364,000   8,634,297
    Huazhang Technology Holding, Ltd.                       388,000     232,546
*   Huiyin Smart Community Co., Ltd.                      1,526,000     159,913
#*  Hydoo International Holding, Ltd.                     2,436,000     280,600
#*  IMAX China Holding, Inc.                                722,500   1,908,198
#   Inner Mongolia Yitai Coal Co., Ltd. Class H             120,400     122,939
    Inspur International, Ltd.                            2,286,000     512,175
#   Jiangnan Group, Ltd.                                 11,392,000     859,865
#*  Jiayuan International Group, Ltd.                       576,000     367,126
*   Jinchuan Group International Resources Co., Ltd.      4,466,000     513,836

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
*   JinkoSolar Holding Co., Ltd. ADR                        153,376 $ 4,236,245
    Jinmao Hotel and Jinmao China Hotel Investments and
      Management, Ltd.                                       26,500      14,997
#   Joy City Property, Ltd.                              14,562,000   2,141,377
    Ju Teng International Holdings, Ltd.                  5,510,000   2,220,228
    K Wah International Holdings, Ltd.                    5,073,166   3,048,819
*   Kai Yuan Holdings, Ltd.                              13,400,000     107,958
#*  Kaisa Group Holdings, Ltd.                           13,971,000   5,341,384
    Kangda International Environmental Co., Ltd.          4,309,000     848,763
#*  Kasen International Holdings, Ltd.                    4,399,000     726,163
    Kingboard Chemical Holdings, Ltd.                     4,262,421  19,189,965
    Kingboard Laminates Holdings, Ltd.                    5,858,500   8,164,603
#*  Kingdee International Software Group Co., Ltd.       15,099,200   6,272,456
    Kingsoft Corp., Ltd.                                  3,670,000   9,654,054
*   Ko Yo Chemical Group, Ltd.                            4,280,000      72,422
#*  Koradior Holdings, Ltd.                               1,008,000     889,222
#*  KuangChi Science, Ltd.                                  646,000     226,479
    KWG Property Holding, Ltd.                           10,848,950   8,050,703
*   Labixiaoxin Snacks Group, Ltd.                        1,152,000     104,785
    Lai Fung Holdings, Ltd.                              29,583,012     908,045
    Le Saunda Holdings, Ltd.                              2,049,799     391,140
#   Lee & Man Chemical Co., Ltd.                            998,785     567,308
    Lee & Man Paper Manufacturing, Ltd.                  11,129,000  11,851,842
#   Lee's Pharmaceutical Holdings, Ltd.                   1,580,000   1,250,664
    Leoch International Technology, Ltd.                  2,476,000     541,800
#*  Leyou Technologies Holdings, Ltd.                     9,420,000   2,302,074
*   Li Ning Co., Ltd.                                    10,086,000   7,944,738
*   Lianhua Supermarket Holdings Co., Ltd. Class H        2,629,600   1,068,448
#*  Lifestyle China Group, Ltd.                           1,230,500     503,488
#*  Lifetech Scientific Corp.                            16,038,000   3,529,190
    Livzon Pharmaceutical Group, Inc. Class H               707,434   3,891,499
#   Logan Property Holdings Co., Ltd.                     8,758,000   7,590,316
*   LongiTech Smart Energy Holding, Ltd.                    556,000     200,586
    Lonking Holdings, Ltd.                               15,371,000   5,010,935
*   Loudong General Nice Resources China Holdings, Ltd.      72,140       2,671
#   Luye Pharma Group, Ltd.                               9,943,500   5,636,334
#   LVGEM China Real Estate Investment Co., Ltd.          2,840,000     777,932
*   Maanshan Iron & Steel Co., Ltd. Class H              14,660,000   7,099,762
    Maoye International Holdings, Ltd.                    8,664,000     875,536
*   MIE Holdings Corp.                                    1,880,000     177,922
#   MIN XIN Holdings, Ltd.                                  890,000     671,244
*   Mingfa Group International Co., Ltd.                  7,108,000     273,007
*   Mingyuan Medicare Development Co., Ltd.               6,950,000      38,350
    Minmetals Land, Ltd.                                  8,760,000   1,131,795
    Minth Group, Ltd.                                     3,889,000  17,906,972
#*  MMG, Ltd.                                            19,922,999   8,862,646
    MOBI Development Co., Ltd.                            1,014,000     148,861
    Modern Land China Co., Ltd.                           3,160,000     594,174
#*  Munsun Capital Group, Ltd.                           53,918,318     621,191
#   Nan Hai Corp., Ltd.                                   8,350,000     283,176
#*  National Agricultural Holdings, Ltd.                  3,714,000     424,380
*   Nature Home Holding Co., Ltd.                           520,000      70,565
#   NetDragon Websoft Holdings, Ltd.                        108,044     288,157
*   New World Department Store China, Ltd.                3,567,462     907,696

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
    Nexteer Automotive Group, Ltd.                        5,949,000 $10,249,330
*   Noah Holdings, Ltd. ADR                                 121,711   3,892,318
#*  North Mining Shares Co., Ltd.                        84,560,000   1,514,617
*   NQ Mobile, Inc. Class A ADR                             432,156   1,477,974
#   NVC Lighting Holdings, Ltd.                           7,779,000     865,429
#*  O-Net Technologies Group, Ltd.                        1,754,000   1,131,810
#*  Ourgame International Holdings, Ltd.                  1,875,000     481,940
    Overseas Chinese Town Asia Holdings, Ltd.             1,808,183     876,828
#*  Ozner Water International Holding, Ltd.               2,415,000     608,180
#   Pacific Online, Ltd.                                  3,033,365     566,710
#   Parkson Retail Group, Ltd.                            8,563,500   1,379,394
#   PAX Global Technology, Ltd.                           6,043,000   4,007,250
*   Phoenix New Media, Ltd. ADR                             100,054     269,145
    Phoenix Satellite Television Holdings, Ltd.           8,296,000   1,231,086
*   Ping An Securities Group Holdings, Ltd.              21,300,000     196,044
    Poly Culture Group Corp., Ltd. Class H                  581,100   1,301,641
#*  Poly Property Group Co., Ltd.                        16,591,000   8,700,160
#   Pou Sheng International Holdings, Ltd.               14,438,806   2,862,070
    Powerlong Real Estate Holdings, Ltd.                  9,846,000   4,598,094
*   Prosperity International Holdings HK, Ltd.           11,620,000     167,713
#*  PW Medtech Group, Ltd.                                4,922,000   1,121,739
#   Q Technology Group Co., Ltd.                          2,653,000   2,857,102
    Qingdao Port International Co., Ltd. Class H          2,498,000   1,413,483
    Qingling Motors Co., Ltd. Class H                     4,180,000   1,406,794
*   Qinhuangdao Port Co., Ltd. Class H                    3,652,500   1,158,212
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                 65,000      19,042
*   Qunxing Paper Holdings Co., Ltd.                        669,913      32,420
*   Real Gold Mining, Ltd.                                  300,500      10,118
*   Real Nutriceutical Group, Ltd.                        5,135,000     249,644
    Red Star Macalline Group Corp., Ltd. Class H          1,979,000   2,054,273
#*  Redco Properties Group, Ltd.                          6,932,000   2,653,277
#*  Renhe Commercial Holdings Co., Ltd.                 126,343,000   2,796,763
#*  REXLot Holdings, Ltd.                                69,151,502     875,921
    Road King Infrastructure, Ltd.                        2,311,000   3,039,941
#*  Ronshine China Holdings, Ltd.                         1,747,000   1,915,539
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.                                                7,377,000   1,406,009
*   Scud Group, Ltd.                                      1,876,000      46,835
    Seaspan Corp.                                           430,472   2,884,162
    Shandong Chenming Paper Holdings, Ltd. Class H        1,886,000   2,889,501
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H                                            11,976,000   9,650,931
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H        900,000     814,719
#   Shanghai Dasheng Agricultural Finance Technology
      Co., Ltd. Class H                                  23,272,000   2,113,391
#*  Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H                                               872,000     586,589
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H                                        1,645,000     910,589
    Shanghai Haohai Biological Technology Co., Ltd.
      Class H                                               104,800     554,198
    Shanghai Industrial Holdings, Ltd.                    3,608,000  10,426,549
#   Shanghai Industrial Urban Development Group, Ltd.    12,220,000   2,969,642
#   Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                        8,524,000   2,442,110
    Shanghai La Chapelle Fashion Co., Ltd. Class H           13,200      16,728
    Shanghai Prime Machinery Co., Ltd. Class H            5,358,000   1,144,247
*   Shanghai Zendai Property, Ltd.                       14,785,000     234,732
    Sheen Tai Holdings Grp Co., Ltd.                      2,482,000     127,064
*   Shengli Oil & Gas Pipe Holdings, Ltd.                 2,272,500      98,870

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Shenguan Holdings Group, Ltd.                         7,454,000 $   443,124
    Shenzhen Expressway Co., Ltd. Class H                 4,494,400   4,013,270
    Shenzhen International Holdings, Ltd.                 7,554,367  12,931,371
    Shenzhen Investment, Ltd.                            22,596,874  10,372,731
*   Shougang Concord International Enterprises Co., Ltd. 20,776,000     730,517
#   Shougang Fushan Resources Group, Ltd.                18,764,000   4,344,714
    Shui On Land, Ltd.                                   28,643,643   7,146,631
#*  Shunfeng International Clean Energy, Ltd.            10,264,000     557,509
    Sichuan Expressway Co., Ltd. Class H                  5,366,000   2,217,153
#   Sihuan Pharmaceutical Holdings Group, Ltd.           28,512,000  11,997,778
*   Silver Grant International Industries, Ltd.           5,530,000     876,678
#*  Silverman Holdings, Ltd.                              2,410,000     247,128
    SIM Technology Group, Ltd.                            1,050,000      58,416
#*  Sino Oil And Gas Holdings, Ltd.                      70,712,766   1,565,652
*   Sino-I Technology, Ltd.                               3,950,000      53,964
    Sino-Ocean Group Holdings, Ltd.                      12,559,000   7,017,881
#*  Sinofert Holdings, Ltd.                              16,413,327   2,265,999
*   Sinolink Worldwide Holdings, Ltd.                    13,700,800   1,892,571
#*  SinoMedia Holding, Ltd.                               1,126,000     259,277
    Sinopec Engineering Group Co., Ltd. Class H           6,396,000   5,739,562
#   Sinopec Kantons Holdings, Ltd.                        6,206,000   3,747,495
#   Sinosoft Technology Group, Ltd.                       4,194,599   1,258,981
#   Sinotrans Shipping, Ltd.                              9,239,086   2,316,018
    Sinotrans, Ltd. Class H                              14,126,000   7,173,340
#   Sinotruk Hong Kong, Ltd.                              5,210,000   5,462,971
*   Skyfame Realty Holdings, Ltd.                         7,794,000   1,197,814
    Skyworth Digital Holdings, Ltd.                      12,749,628   6,830,922
#   SMI Holdings Group, Ltd.                              6,198,413   3,255,096
    SOHO China, Ltd.                                     15,316,500   8,343,908
*   Sohu.com, Inc.                                          194,172  11,034,795
*   Sound Global, Ltd.                                      494,000     189,737
#*  Sparkle Roll Group, Ltd.                              5,168,000     383,506
    Springland International Holdings, Ltd.               4,998,000     966,538
#*  SPT Energy Group, Inc.                                4,970,000     330,150
*   SRE Group, Ltd.                                      29,918,346     696,367
    SSY Group, Ltd.                                      14,361,152   6,338,494
    Suchuang Gas Corp., Ltd.                                 40,000      16,125
    Sun King Power Electronics Group                      2,892,000     665,295
    Sunac China Holdings, Ltd.                            4,950,000  13,168,013
#*  Suncity Group Holdings, Ltd.                          3,050,000     210,862
*   Sunshine 100 China Holdings, Ltd.                       130,000      54,109
    Symphony Holdings, Ltd.                               7,900,000     697,312
    Tang Palace China Holdings, Ltd.                         26,000      13,015
    Tarena International, Inc. ADR                          256,026   4,941,302
*   Taung Gold International, Ltd.                       27,990,000     247,000
    TCC International Holdings, Ltd.                     10,264,647   4,689,700
#*  TCL Multimedia Technology Holdings, Ltd.              3,758,510   1,851,920
*   Tech Pro Technology Development, Ltd.                43,862,000     460,335
#*  Technovator International, Ltd.                       3,842,000   1,188,422
    Ten Pao Group Holdings, Ltd.                            284,000      76,988
    Tenfu Cayman Holdings Co., Ltd.                         216,000      71,868
#   Tenwow International Holdings, Ltd.                   3,728,000     700,853
*   Tesson Holdings, Ltd.                                   129,000      19,148

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    Texhong Textile Group, Ltd.                            2,011,500 $2,161,918
*   Tian An China Investment Co., Ltd.                     1,598,000  1,083,813
    Tian Shan Development Holdings, Ltd.                   1,742,000    706,906
    Tiande Chemical Holdings, Ltd.                           592,000    168,127
    Tiangong International Co., Ltd.                       9,288,000    974,096
#   Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H                                         2,718,000  1,744,049
    Tianjin Development Holdings, Ltd.                     4,024,000  2,325,728
    Tianjin Port Development Holdings, Ltd.               14,388,800  2,392,736
    Tianneng Power International, Ltd.                     6,014,048  4,769,066
    Tianyi Summi Holdings, Ltd.                            3,872,000    550,132
#*  Tibet Water Resources, Ltd.                           11,579,000  4,651,497
    Time Watch Investments, Ltd.                           1,456,000    189,965
    Tomson Group, Ltd.                                     1,940,641    998,063
#   Tong Ren Tang Technologies Co., Ltd. Class H           4,173,000  6,048,564
#   Tongda Group Holdings, Ltd.                           23,530,000  6,825,595
    Tonly Electronics Holdings, Ltd.                         584,176    609,726
    Top Spring International Holdings, Ltd.                  500,500    159,412
*   Tou Rong Chang Fu Group, Ltd.                          8,768,000    158,150
    Towngas China Co., Ltd.                                7,254,657  5,114,479
    TPV Technology, Ltd.                                   5,291,964  1,224,061
#   Trigiant Group, Ltd.                                   3,788,000    542,392
*   Trony Solar Holdings Co., Ltd.                         1,757,000     26,543
#   Truly International Holdings, Ltd.                     8,919,573  2,988,310
*   Tuniu Corp. Sponsored ADR                                 38,007    302,536
#   Uni-President China Holdings, Ltd.                     8,237,000  6,396,712
#*  United Energy Group, Ltd.                             38,598,900  1,407,045
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                   4,408,500  3,507,423
#*  V1 Group, Ltd.                                        13,723,600    474,437
    Vinda International Holdings, Ltd.                       746,000  1,406,786
*   Wanguo International Mining Group, Ltd.                  154,000     35,651
#   Wasion Group Holdings, Ltd.                            4,144,000  1,833,860
*   Weiqiao Textile Co. Class H                            2,668,000  1,467,400
    Welling Holding, Ltd.                                  7,400,000  1,607,374
    Wenzhou Kangning Hospital Co., Ltd.                        2,700     11,668
*   West China Cement, Ltd.                               17,834,000  2,555,782
#*  Wisdom Sports Group                                    1,072,000    154,958
*   Wuzhou International Holdings, Ltd.                    5,638,000    476,156
    Xiabuxiabu Catering Management China Holdings Co.,
      Ltd.                                                   279,000    279,421
    Xiamen International Port Co., Ltd. Class H            7,366,000  1,441,435
*   Xinchen China Power Holdings, Ltd.                     3,195,000    490,091
    Xingda International Holdings, Ltd.                    6,415,235  2,775,605
*   Xingfa Aluminium Holdings, Ltd.                          419,000    307,883
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                              2,708,103  2,251,915
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H      5,127,598    714,216
*   Xinming China Holdings, Ltd.                             224,000     35,537
#   Xinyi Solar Holdings, Ltd.                            16,712,000  5,259,440
    Xinyuan Real Estate Co., Ltd. ADR                         29,413    162,360
#   XTEP International Holdings, Ltd.                      5,490,500  2,044,069
*   Xunlei, Ltd. ADR                                          18,809     61,317
#   Yadea Group Holdings, Ltd.                             1,108,000    277,832
*   Yanchang Petroleum International, Ltd.                30,720,000    722,814
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co. Class H                                          1,018,000  2,211,299
#*  Yashili International Holdings, Ltd.                   3,908,000    704,790

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.
      Class H                                            277,200 $      680,661
    Yida China Holdings, Ltd.                          1,148,000        322,573
    Yip's Chemical Holdings, Ltd.                      1,916,000        796,800
*   Yirendai, Ltd. ADR                                   227,197      8,692,557
*   Youyuan International Holdings, Ltd.               2,951,070      1,133,331
*   Yuanda China Holdings, Ltd.                       12,884,000        241,864
#*  YuanShengTai Dairy Farm, Ltd.                      5,910,000        302,399
    Yuexiu Property Co., Ltd.                         54,806,284     10,303,010
#   Yuexiu Transport Infrastructure, Ltd.              4,586,018      3,426,675
    Yunnan Water Investment Co., Ltd. Class H          1,490,000        659,496
    Yuzhou Properties Co., Ltd.                       11,092,120      6,585,792
*   YY, Inc. ADR                                         220,940     15,797,210
#   Zhaojin Mining Industry Co., Ltd. Class H          7,759,000      6,378,518
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                          1,635,400      1,005,798
*   Zhong An Real Estate, Ltd.                         6,744,400      2,202,228
#   Zhongsheng Group Holdings, Ltd.                    4,471,500      9,785,766
    Zhuhai Holdings Investment Group, Ltd.             1,698,000        247,491
    Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                3,586,600      1,825,441
                                                                 --------------
TOTAL CHINA                                                       1,166,110,841
                                                                 --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                 1,059,193      5,405,684
    Bolsa de Valores de Colombia                      29,054,344        244,217
    Celsia SA ESP                                      1,445,196      2,294,012
*   Cemex Latam Holdings SA                              962,364      3,512,824
    Constructora Conconcreto SA                          293,150        100,624
    Corp. Financiera Colombiana SA                        47,865        463,565
*   Empresa de Telecomunicaciones de Bogota            3,376,051        661,386
    Grupo Nutresa SA                                       8,484         75,858
    Interconexion Electrica SA ESP                        41,750        191,264
    Mineros SA                                           115,553        102,546
*   Odinsa SA                                             19,092         56,040
    Promigas SA ESP                                       10,240         21,604
                                                                 --------------
TOTAL COLOMBIA                                                       13,129,624
                                                                 --------------
GREECE -- (0.3%)
    Aegean Airlines SA                                   207,860      2,033,590
    Athens Water Supply & Sewage Co. SA (The)            125,722        920,687
    Bank of Greece                                       142,242      2,280,635
*   Ellaktor SA                                          801,522      1,562,146
    Fourlis Holdings SA                                  278,982      1,913,252
*   GEK Terna Holding Real Estate Construction SA        475,188      2,126,363
    Hellenic Exchanges - Athens Stock Exchange SA        437,421      2,754,235
*   Iaso SA                                              282,999        389,911
*   Intracom Holdings SA                                 664,642        458,835
*   Intralot SA-Integrated Lottery Systems & Services    848,730      1,184,261
*   Lamda Development SA                                  92,510        731,163
*   Marfin Investment Group Holdings SA                5,032,612        800,780
*   Mytilineos Holdings SA                               522,191      5,187,466
    Piraeus Port Authority SA                             42,172        789,034
    Sarantis SA                                           93,848      1,367,401

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GREECE -- (Continued)
    Terna Energy SA                                         257,713 $ 1,188,759
                                                                    -----------
TOTAL GREECE                                                         25,688,518
                                                                    -----------
HONG KONG -- (0.0%)
    Asiasec Properties, Ltd.                                179,790      48,052
    Goodbaby International Holdings, Ltd.                 3,783,000   1,853,879
    Microport Scientific Corp.                              733,000     577,693
    Samson Holding, Ltd.                                    797,000      76,479
                                                                    -----------
TOTAL HONG KONG                                                       2,556,103
                                                                    -----------
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C.              2,023,725   3,656,789
    Richter Gedeon Nyrt                                     162,540   4,158,471
                                                                    -----------
TOTAL HUNGARY                                                         7,815,260
                                                                    -----------
INDIA -- (13.6%)
*   3M India, Ltd.                                            6,495   1,356,630
*   8K Miles Software Services, Ltd.                         29,405     249,888
*   Aarti Drugs, Ltd.                                         1,105       9,735
*   Aarti Industries                                        201,976   3,046,696
*   Aban Offshore, Ltd.                                     137,519     395,686
    Abbott India, Ltd.                                        5,119     357,120
    Accelya Kale Solutions, Ltd.                              3,300      73,304
    Adani Enterprises, Ltd.                               1,642,031   3,541,283
*   Adani Power, Ltd.                                     6,769,452   3,527,852
*   Adani Transmissions, Ltd.                               522,126   1,014,736
*   Aditya Birla Capital, Ltd.                              515,058   1,243,341
*   Aditya Birla Fashion and Retail, Ltd.                   258,803     697,894
    Aegis Logistics, Ltd.                                   898,217   2,646,256
    Agro Tech Foods, Ltd.                                    62,964     504,351
*   Ahluwalia Contracts India Ltd.                           19,575      85,394
    AIA Engineering, Ltd.                                   240,532   5,414,922
    Ajanta Pharma, Ltd.                                     193,343   4,211,010
    Akzo Nobel India, Ltd.                                   78,036   2,164,896
    Alembic Pharmaceuticals, Ltd.                           468,660   3,896,283
    Alembic, Ltd.                                           624,014     399,070
*   Allahabad Bank                                        1,121,891   1,316,573
*   Allcargo Logistics, Ltd.                                442,806   1,185,645
*   Alok Industries, Ltd.                                   313,271      17,815
    Amara Raja Batteries, Ltd.                              193,035   2,513,184
*   Amtek Auto, Ltd.                                        217,501      96,296
    Anant Raj, Ltd.                                         396,539     391,509
    Andhra Bank                                           1,312,648   1,172,049
*   Apar Industries, Ltd.                                    98,495   1,205,800
    APL Apollo Tubes, Ltd.                                   15,868     392,854
*   Apollo Hospitals Enterprise, Ltd.                       131,123   2,572,291
    Apollo Tyres, Ltd.                                    2,135,080   8,855,173
*   Arvind SmartSpaces, Ltd.                                 14,891      33,226
    Arvind, Ltd.                                          1,218,343   6,940,261
    Asahi India Glass, Ltd.                                 455,052   2,071,911
*   Ashiana Housing, Ltd.                                    60,216     171,921
    Ashok Leyland, Ltd.                                     987,355   1,679,614

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Ashoka Buildcon, Ltd.                                    257,643 $  745,971
    Astra Microwave Products, Ltd.                            63,332    132,403
    Astral Polytechnik, Ltd.                                  76,878    748,901
    Atul, Ltd.                                                66,521  2,284,249
    Automotive Axles, Ltd.                                    11,656    132,271
    Bajaj Corp., Ltd.                                        405,092  2,524,075
    Bajaj Electricals, Ltd.                                  287,101  1,458,661
*   Bajaj Hindusthan Sugar, Ltd.                           2,751,813    679,760
    Bajaj Holdings & Investment, Ltd.                        124,491  4,694,873
    Balaji Amines, Ltd.                                        5,914     30,515
    Balkrishna Industries, Ltd.                              282,201  7,190,227
*   Ballarpur Industries, Ltd.                             1,005,483    260,140
    Balmer Lawrie & Co., Ltd.                                413,838  1,618,911
    Balrampur Chini Mills, Ltd.                            1,243,773  3,184,819
    Banco Products India, Ltd.                                48,527    176,293
*   Bank of India                                          1,787,393  4,624,010
*   Bank Of Maharashtra                                      654,671    299,629
    Bannari Amman Sugars, Ltd.                                14,297    468,190
    BASF India, Ltd.                                          87,802  2,040,419
    Bata India, Ltd.                                         261,464  2,399,141
    BEML, Ltd.                                               110,323  2,973,582
    Berger Paints India, Ltd.                              2,412,762  9,327,936
*   BF Utilities, Ltd.                                        80,023    473,770
*   Bharat Financial Inclusion, Ltd.                         367,223  4,826,823
    Bharat Forge, Ltd.                                        51,692    924,537
    Biocon, Ltd.                                           1,280,367  7,697,459
    Birla Corp., Ltd.                                        167,366  2,482,418
    Bliss Gvs Pharma, Ltd.                                   125,208    320,780
    Blue Dart Express, Ltd.                                   33,643  2,232,594
    Blue Star, Ltd.                                          212,221  2,293,590
    Bodal Chemicals, Ltd.                                    213,201    608,099
    Bombay Dyeing & Manufacturing Co., Ltd.                  737,242    955,101
*   Brigade Enterprises, Ltd.                                196,245    860,865
    Camlin Fine Sciences, Ltd.                                14,841     19,617
    Can Fin Homes, Ltd.                                       50,330  2,422,137
    Canara Bank                                              675,656  3,871,156
    Capital First, Ltd.                                      172,762  2,074,400
    Caplin Point Laboratories, Ltd.                           71,367    757,932
    Carborundum Universal, Ltd.                              369,892  1,960,593
    Care Ratings, Ltd.                                       102,586  2,583,920
    Castrol India, Ltd.                                      143,098    894,007
    CCL Products India, Ltd.                                 386,822  1,712,202
    Ceat, Ltd.                                               189,680  5,541,169
*   Century Plyboards India, Ltd.                            552,367  2,544,018
    Century Textiles & Industries, Ltd.                      239,899  4,445,614
    Cera Sanitaryware, Ltd.                                   15,339    704,798
    CESC, Ltd.                                               632,178  9,297,061
*   CG Power and Industrial Solutions, Ltd.                3,403,119  4,504,521
    Chambal Fertilizers and Chemicals, Ltd.                1,130,592  2,383,533
    Chennai Petroleum Corp., Ltd.                            356,359  2,149,647
    Chennai Super Kings Cricket, Ltd.                      1,658,632     10,908
    Cholamandalam Investment and Finance Co., Ltd.           204,067  3,816,147
*   Cigniti Technologies, Ltd.                                 1,895      7,767

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    City Union Bank, Ltd.                                   961,209 $ 2,696,449
    Clariant Chemicals India, Ltd.                           56,876     598,471
*   Coffee Day Enterprises, Ltd.                             17,561      66,938
    Coromandel International, Ltd.                          571,426   4,018,554
*   Corp. Bank                                            1,304,019   1,030,796
    Cox & Kings, Ltd.                                       741,911   3,280,782
    CRISIL, Ltd.                                             86,676   2,507,288
    Crompton Greaves Consumer Electricals, Ltd.           3,446,457  11,741,718
    Cummins India, Ltd.                                         367       5,647
    Cyient, Ltd.                                            412,470   3,374,246
*   Dalmia Bharat Sugar & Industries, Ltd.                   80,558     192,579
*   Dalmia Bharat, Ltd.                                     147,822   6,130,047
    DB Corp., Ltd.                                          131,671     771,713
*   DB Realty, Ltd.                                         525,649     363,013
    DCB Bank, Ltd.                                        1,821,734   5,546,736
    DCM Shriram, Ltd.                                       305,718   1,764,235
*   Deepak Fertilisers & Petrochemicals Corp., Ltd.         233,813   1,307,688
    Deepak Nitrite, Ltd.                                    135,807     345,889
    Delta Corp., Ltd.                                       851,544   2,262,611
*   DEN Networks, Ltd.                                      450,304     593,319
*   Dena Bank                                             1,251,365     666,070
    Dewan Housing Finance Corp., Ltd.                     1,161,690   8,272,140
    Dhampur Sugar Mills, Ltd.                                 3,338      12,686
*   Dhanuka Agritech, Ltd.                                   38,324     448,137
*   Dish TV India, Ltd.                                   3,118,653   4,044,585
    Dishman Carbogen Amcis, Ltd.                            699,600   3,284,730
*   DLF, Ltd.                                               364,025   1,094,590
    Dr Lal PathLabs, Ltd.                                     4,929      63,505
*   Dynamatic Technologies, Ltd.                              8,983     336,139
    eClerx Services, Ltd.                                   142,822   2,895,404
    Edelweiss Financial Services, Ltd.                    2,290,520   7,303,791
    EID Parry India, Ltd.                                   533,750   2,811,794
    EIH, Ltd.                                               989,562   2,123,994
    Electrosteel Castings, Ltd.                             607,641     312,444
    Elgi Equipments, Ltd.                                   296,115   1,093,762
    Emami, Ltd.                                              12,892     223,177
    Engineers India, Ltd.                                 1,496,253   3,703,594
    Entertainment Network India, Ltd.                        66,516     944,766
*   Eros International Media, Ltd.                          222,553     768,216
    Escorts, Ltd.                                           715,425   7,461,500
    Essel Propack, Ltd.                                     431,836   1,655,489
*   Eveready Industries India, Ltd.                         259,833   1,246,414
    Exide Industries, Ltd.                                1,380,678   4,681,717
*   FDC, Ltd.                                               449,623   1,268,797
    Federal Bank, Ltd.                                    8,667,989  15,594,785
*   Federal-Mogul Goetze India, Ltd.                         77,128     648,838
    FIEM Industries, Ltd.                                    17,120     239,401
    Finolex Cables, Ltd.                                    764,245   5,560,008
    Finolex Industries, Ltd.                                318,547   3,020,891
*   Firstsource Solutions, Ltd.                           1,861,967   1,051,544
*   Fortis Healthcare, Ltd.                                 518,804   1,257,208
*   Future Consumer, Ltd.                                 2,972,865   1,957,815
    Future Enterprises, Ltd.                                472,111     280,602

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
INDIA -- (Continued)
*   Future Retail, Ltd.                                      983,154 $6,183,270
    Gabriel India, Ltd.                                      435,969  1,083,246
    Garware Wall Ropes, Ltd.                                  11,338    157,487
    Gateway Distriparks, Ltd.                                681,275  2,896,144
    Gati, Ltd.                                               273,618    515,888
    Gayatri Projects, Ltd.                                   181,603    477,615
    GE Power India, Ltd.                                     154,509  1,734,433
    GE T&D India, Ltd.                                       145,313    892,145
    Genus Power Infrastructures, Ltd.                         38,419     30,065
    GHCL, Ltd.                                               197,751    727,374
    GIC Housing Finance, Ltd.                                103,084    831,205
    Gillette India, Ltd.                                      19,465  1,593,229
    GlaxoSmithKline Consumer Healthcare, Ltd.                    746     63,660
    GlaxoSmithKline Pharmaceuticals, Ltd.                      7,932    295,699
*   GMR Infrastructure, Ltd.                              15,924,296  4,652,460
    GOCL Corp., Ltd.                                          76,450    528,474
    Godfrey Phillips India, Ltd.                              63,011  1,113,299
*   Godrej Industries, Ltd.                                  422,968  4,373,572
*   Godrej Properties, Ltd.                                  530,157  4,289,041
    Granules India, Ltd.                                     543,263  1,153,693
    Graphite India, Ltd.                                     397,865  1,278,781
    Grasim Industries, Ltd.                                  367,899  6,127,610
    Great Eastern Shipping Co., Ltd. (The)                   522,487  3,224,538
    Greaves Cotton, Ltd.                                     568,315  1,426,357
    Greenply Industries, Ltd.                                 74,691    316,941
    Grindwell Norton, Ltd.                                    60,601    402,636
    Gruh Finance, Ltd.                                       630,894  4,909,266
    Gujarat Alkalies & Chemicals, Ltd.                       188,929  1,170,060
*   Gujarat Ambuja Exports, Ltd.                              36,931     68,467
*   Gujarat Fluorochemicals, Ltd.                            224,424  2,718,330
    Gujarat Gas, Ltd.                                        319,983  3,805,171
    Gujarat Industries Power Co., Ltd.                       178,351    355,489
    Gujarat Mineral Development Corp., Ltd.                  803,287  1,778,436
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.     266,808  1,241,256
    Gujarat Pipavav Port, Ltd.                             1,038,829  2,395,823
    Gujarat State Fertilizers & Chemicals, Ltd.              969,096  2,078,297
    Gujarat State Petronet, Ltd.                           1,250,382  3,819,907
    Gulf Oil Lubricants India, Ltd.                           84,296  1,064,399
*   GVK Power & Infrastructure, Ltd.                       5,289,365  1,063,129
*   Hathway Cable & Datacom, Ltd.                          2,091,712  1,060,102
    Hatsun Agro Products, Ltd.                                 8,866     86,675
*   HCL Infosystems, Ltd.                                    602,621    454,626
    HCL Technologies, Ltd.                                    22,549    313,354
*   HEG, Ltd.                                                 36,273    280,844
*   HeidelbergCement India, Ltd.                             547,065  1,099,932
    Heritage Foods, Ltd.                                      21,815    424,098
    Hexaware Technologies, Ltd.                            1,375,621  5,630,186
    Hikal, Ltd.                                              115,702    399,127
*   Himachal Futuristic Communications, Ltd.               3,834,328  1,087,431
    Himadri Speciality Chemical, Ltd.                        468,251    630,284
    Himatsingka Seide, Ltd.                                  239,389  1,319,381
    Hinduja Global Solutions, Ltd.                            17,423    142,840
*   Hinduja Ventures, Ltd.                                    27,826    196,435

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
*   Hindustan Construction Co., Ltd.                      3,553,749 $ 2,269,760
    Hindustan Media Ventures, Ltd.                           25,017     107,751
    Honda SIEL Power Products, Ltd.                           2,618      61,930
    Honeywell Automation India, Ltd.                         13,522   2,605,399
*   Housing Development & Infrastructure, Ltd.            2,608,534   3,525,531
    HSIL, Ltd.                                              238,038   1,399,087
    HT Media, Ltd.                                          550,399     789,598
    Huhtamaki PPL, Ltd.                                     126,615     499,610
    ICRA, Ltd.                                                2,834     174,633
*   IDBI Bank, Ltd.                                       3,706,075   3,445,065
    IDFC Bank, Ltd.                                         378,805     351,787
*   IFB Industries, Ltd.                                     39,581     439,041
*   IFCI, Ltd.                                            5,221,683   2,197,348
    Igarashi Motors India, Ltd.                              20,203     318,006
    IIFL Holdings, Ltd.                                   1,528,930  14,191,011
*   IL&FS Transportation Networks, Ltd.                     807,052   1,154,229
    India Cements, Ltd. (The)                             1,763,985   5,630,357
*   Indiabulls Real Estate, Ltd.                          1,742,204   6,151,218
    Indiabulls Ventures, Ltd.                               153,526     453,951
    Indian Bank                                             673,455   3,277,593
    Indian Hotels Co., Ltd.                               2,977,271   5,777,778
    Indian Hume Pipe Co., Ltd.                               26,375     227,008
    Indian Metals & Ferro Alloys, Ltd.                        3,388      28,226
*   Indian Overseas Bank                                  2,002,490     780,393
    Indo Count Industries, Ltd.                             435,926   1,009,050
    Indoco Remedies, Ltd.                                   272,994     850,806
    Indraprastha Gas, Ltd.                                  235,051   4,318,504
    INEOS Styrolution India, Ltd.                            23,441     401,214
    Ingersoll-Rand India, Ltd.                               78,519   1,050,528
*   Inox Leisure, Ltd.                                      371,172   1,479,697
*   Inox Wind, Ltd.                                         123,201     263,654
*   Intellect Design Arena, Ltd.                            270,440     462,072
*   International Paper APPM, Ltd.                           17,557      87,179
    Ipca Laboratories, Ltd.                                 375,952   2,812,050
    IRB Infrastructure Developers, Ltd.                   1,464,915   5,162,120
    ITD Cementation India, Ltd.                             308,066     791,801
    J Kumar Infraprojects, Ltd.                              28,792     129,562
*   Jagran Prakashan, Ltd.                                  810,105   2,222,652
    Jai Corp., Ltd.                                         104,735     139,861
    Jain Irrigation Systems, Ltd.                         2,913,946   4,817,030
*   Jaiprakash Associates, Ltd.                          10,389,053   4,748,701
*   Jaiprakash Power Ventures, Ltd.                       8,853,430   1,028,009
    Jammu & Kashmir Bank, Ltd. (The)                      2,109,565   2,743,542
    Jamna Auto Industries, Ltd.                             140,012     561,042
*   Jaypee Infratech, Ltd.                                3,812,775   1,299,353
    JB Chemicals & Pharmaceuticals, Ltd.                    215,061   1,038,114
    JBF Industries, Ltd.                                    241,503     790,194
*   Jet Airways India, Ltd.                                 153,849   1,426,634
    Jindal Poly Films, Ltd.                                 130,599     767,771
    Jindal Saw, Ltd.                                      1,136,957   1,830,094
*   Jindal Stainless Hisar, Ltd.                            205,718     520,730
*   Jindal Steel & Power, Ltd.                            3,202,653   7,628,739
*   JITF Infralogistics, Ltd.                                91,395      64,059

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    JK Cement, Ltd.                                         180,313 $ 2,839,392
    JK Lakshmi Cement, Ltd.                                 291,833   2,093,326
    JK Tyre & Industries, Ltd.                              499,450   1,256,633
    JM Financial, Ltd.                                    2,268,631   4,254,938
    Johnson Controls-Hitachi Air Conditioning India, Ltd.    66,394   2,092,387
    JSW Energy, Ltd.                                      3,100,743   3,382,897
*   JSW Holdings, Ltd.                                       22,564     611,248
    Jubilant Foodworks, Ltd.                                296,186   6,043,582
    Jubilant Life Sciences, Ltd.                            505,015   5,630,666
*   Just Dial, Ltd.                                         283,534   1,669,963
    Jyothy Laboratories, Ltd.                               416,597   2,397,258
    Kajaria Ceramics, Ltd.                                  595,639   6,311,160
*   Kalpataru Power Transmission, Ltd.                      419,830   2,264,268
    Kalyani Steels, Ltd.                                     98,899     681,878
    Kansai Nerolac Paints, Ltd.                             474,998   3,361,025
    Karnataka Bank, Ltd. (The)                            1,457,310   3,496,854
    Karur Vysya Bank, Ltd. (The)                          2,359,560   5,164,824
*   Kaveri Seed Co., Ltd.                                   205,478   2,216,383
*   KAYA, Ltd.                                                6,469      91,090
*   KCP, Ltd.                                               205,599     331,968
    KEC International, Ltd.                                 766,919   3,652,348
    KEI Industries, Ltd.                                    128,221     463,485
*   Kesoram Industries, Ltd.                                 94,499     207,654
    Kewal Kiran Clothing, Ltd.                                1,598      42,685
    Kirloskar Brothers, Ltd.                                 63,734     244,586
    Kirloskar Oil Engines, Ltd.                             257,475   1,601,435
    Kitex Garments, Ltd.                                     99,803     407,095
*   KNR Constructions, Ltd.                                  76,692     252,149
    Kolte-Patil Developers, Ltd.                             31,126      81,828
    KPIT Technologies, Ltd.                               1,237,641   2,461,738
    KPR Mill, Ltd.                                           72,584     895,958
*   KRBL, Ltd.                                              534,653   3,826,756
    KSB Pumps, Ltd.                                          55,673     646,923
    Kwality, Ltd.                                           227,403     516,026
    L&T Finance Holdings, Ltd.                            3,759,476  10,246,058
    LA Opala RG, Ltd.                                        45,832     366,252
    Lakshmi Machine Works, Ltd.                              26,279   2,423,740
    Lakshmi Vilas Bank, Ltd. (The)                          471,473   1,315,137
*   Lanco Infratech, Ltd.                                 4,407,406      85,919
    Linde India, Ltd.                                        42,713     290,494
    LT Foods, Ltd.                                           54,154      59,511
    Magma Fincorp, Ltd.                                      79,915     209,458
    Maharashtra Seamless, Ltd.                              210,955   1,321,020
    Mahindra & Mahindra Financial Services, Ltd.          1,488,242   9,292,386
*   Mahindra CIE Automotive, Ltd.                           262,542   1,023,641
    Mahindra Holidays & Resorts India, Ltd.                 303,408   1,937,742
    Mahindra Lifespace Developers, Ltd.                     141,047     925,516
*   Majesco, Ltd.                                            47,137     273,951
    Man Infraconstruction, Ltd.                             220,960     223,520
    Manappuram Finance, Ltd.                              2,743,178   4,561,450
*   Mangalore Refinery & Petrochemicals, Ltd.             1,063,064   2,050,302
    Marksans Pharma, Ltd.                                   747,546     494,289
    Max Financial Services, Ltd.                            253,189   2,403,473

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
*   MAX India, Ltd.                                         960,513 $ 2,238,077
*   Max Ventures & Industries, Ltd.                          13,682      17,692
    Mayur Uniquoters, Ltd.                                   37,192     209,423
    McLeod Russel India, Ltd.                               439,710   1,201,645
    Meghmani Organics, Ltd.                                 161,551     130,872
    Merck, Ltd.                                              46,217     885,258
    Minda Corp., Ltd.                                        84,202     138,196
    Minda Industries, Ltd.                                   64,321     794,449
    MindTree, Ltd.                                          806,827   5,990,784
    Mirza International, Ltd.                                43,301     104,635
    MOIL, Ltd.                                               99,057     545,140
    Monsanto India, Ltd.                                     47,843   2,039,729
    Motilal Oswal Financial Services, Ltd.                  106,737   1,775,036
    Mphasis, Ltd.                                           542,486   5,090,748
*   MPS, Ltd.                                                36,728     331,734
    MRF, Ltd.                                                 9,327  10,042,952
    Muthoot Finance, Ltd.                                   659,998   4,879,262
*   Nagarjuna Fertilizers & Chemicals, Ltd.                 568,337     122,884
    Natco Pharma, Ltd.                                      538,216   8,201,322
    National Aluminium Co., Ltd.                          3,342,747   3,646,145
    Nava Bharat Ventures, Ltd.                              181,310     388,621
    Navin Fluorine International, Ltd.                       51,465     557,958
*   Navkar Corp., Ltd.                                       38,490     121,708
    Navneet Education, Ltd.                                 731,195   1,871,232
    NCC, Ltd.                                             3,509,710   4,877,102
    Nectar Lifesciences, Ltd.                               229,932     110,813
*   NESCO, Ltd.                                              40,254   1,541,162
*   Network 18 Media & Investments, Ltd.                    315,927     273,463
    Neuland Laboratories, Ltd.                               11,961     269,122
    NIIT Technologies, Ltd.                                 306,008   2,444,270
*   NIIT, Ltd.                                              554,088     844,141
    Nilkamal, Ltd.                                           57,906   1,688,995
    NOCIL, Ltd.                                             394,404     887,212
    NRB Bearings, Ltd.                                        1,648       3,182
    Nucleus Software Exports, Ltd.                           13,787      61,214
*   Oberoi Realty, Ltd.                                     631,278   3,776,289
*   OCL India, Ltd.                                          73,065   1,402,118
    Omaxe, Ltd.                                             352,209   1,122,730
    OnMobile Global, Ltd.                                   209,843     211,096
    Orient Cement, Ltd.                                     404,198     982,455
    Orient Paper & Industries, Ltd.                         113,249     176,748
    Orient Refractories, Ltd.                                63,238     146,868
    Oriental Bank of Commerce                               588,747   1,353,583
    Orissa Minerals Development Co., Ltd.                         1          31
    Page Industries, Ltd.                                    32,419   8,294,495
*   Parsvnath Developers, Ltd.                                9,193       3,352
    PC Jeweller, Ltd.                                       836,526   3,336,683
    Persistent Systems, Ltd.                                271,838   2,743,001
    Pfizer, Ltd.                                             89,525   2,503,011
    Phillips Carbon Black, Ltd.                              43,407     394,716
    Phoenix Mills, Ltd. (The)                               336,812   2,567,202
    PI Industries, Ltd.                                     437,024   5,202,757
*   Polaris Consulting & Services, Ltd.                      49,344     177,692

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Poly Medicure, Ltd.                                      24,809 $    85,642
*   Praj Industries, Ltd.                                   595,587     716,413
*   Prestige Estates Projects, Ltd.                         628,433   2,634,217
*   Prism Cement, Ltd.                                      560,060   1,052,182
    Procter & Gamble Hygiene & Health Care, Ltd.                192      24,091
    PTC India Financial Services, Ltd.                    1,650,202   1,033,591
    PTC India, Ltd.                                       1,758,724   3,311,569
    Puravankara, Ltd.                                       389,976     461,870
    PVR, Ltd.                                               174,195   3,644,963
    Radico Khaitan, Ltd.                                    378,681     831,274
    Rain Industries, Ltd.                                   740,928   1,497,892
    Rajesh Exports, Ltd.                                    348,160   3,863,452
    Rallis India, Ltd.                                      493,675   1,856,520
    Ramco Cements, Ltd. (The)                               485,411   5,146,845
    Ramco Industries, Ltd.                                  124,583     449,567
*   Ramco Systems, Ltd.                                      28,350     190,571
    Ramkrishna Forgings, Ltd.                                26,627     219,652
    Rashtriya Chemicals & Fertilizers, Ltd.                 274,978     373,146
*   Ratnamani Metals & Tubes, Ltd.                           51,883     663,016
*   RattanIndia Power, Ltd.                               3,417,228     354,186
    Raymond, Ltd.                                           247,409   3,048,119
    Redington India, Ltd.                                 1,708,321   3,984,669
    Relaxo Footwears, Ltd.                                  110,994     823,824
    Reliance Capital, Ltd.                                  983,665  11,062,006
*   Reliance Communications, Ltd.                         4,294,802   1,756,174
*   Reliance Defence and Engineering, Ltd.                  855,404     828,464
    Reliance Infrastructure, Ltd.                           994,174   8,181,823
*   Reliance Power, Ltd.                                  5,374,443   3,781,961
    Repco Home Finance, Ltd.                                138,014   1,602,927
*   Rolta India, Ltd.                                       356,162     322,812
*   Ruchi Soya Industries, Ltd.                             720,843     263,448
    Rural Electrification Corp., Ltd.                       216,224     589,100
    Sadbhav Engineering, Ltd.                               395,489   1,806,802
*   Sagar Cements, Ltd.                                       2,601      34,053
    Sangam India, Ltd.                                       15,684      64,636
    Sanghvi Movers, Ltd.                                     38,342     139,386
    Sanofi India, Ltd.                                       38,660   2,590,249
    Schaeffler India, Ltd.                                   36,354   2,566,998
*   SH Kelkar & Co., Ltd.                                    50,936     210,411
    Sharda Cropchem, Ltd.                                    69,444     512,812
    Shemaroo Entertainment, Ltd.                             16,694      94,265
    Shilpa Medicare, Ltd.                                    71,749     739,181
    Shilpi Cable Technologies, Ltd.                          97,023      50,409
*   Shipping Corp. of India, Ltd.                           975,179   1,256,455
    Shoppers Stop, Ltd.                                      61,138     335,581
    Shriram City Union Finance, Ltd.                         28,963   1,032,346
*   Shriram EPC Ltd.                                          8,140       2,999
    Shriram Transport Finance Co., Ltd.                      90,738   1,448,183
*   Shyam Century Ferrous, Ltd.                              59,958       8,477
*   Sical Logistics, Ltd.                                    45,604     183,679
    Simplex Infrastructures, Ltd.                           101,949     764,882
    Sintex Industries, Ltd.                               3,697,541   2,147,141
*   Sintex Plastics Technology, Ltd.                      3,697,541   4,925,155

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
INDIA -- (Continued)
*   SITI Networks, Ltd.                                    1,597,465 $  642,387
*   Siyaram Silk Mills, Ltd.                                   1,042     33,890
    SJVN, Ltd.                                             3,015,613  1,565,637
    SKF India, Ltd.                                          130,203  3,171,987
    Skipper, Ltd.                                             61,321    219,902
    SML ISUZU, Ltd.                                           42,899    749,860
    Sobha, Ltd.                                              382,591  2,384,876
    Solar Industries India, Ltd.                             140,252  1,951,779
    Somany Ceramics, Ltd.                                     20,201    251,864
    Sonata Software, Ltd.                                    341,739    889,363
    South Indian Bank, Ltd. (The)                          6,588,178  3,107,447
    SREI Infrastructure Finance, Ltd.                      1,205,273  2,197,469
    SRF, Ltd.                                                130,770  3,094,791
*   Star Cement, Ltd.                                        183,269    362,816
    State Bank of India                                      640,412  3,121,504
*   Steel Authority of India, Ltd.                         1,324,841  1,306,550
    Sterlite Technologies, Ltd.                            1,319,184  4,342,110
    Strides Shasun, Ltd.                                     353,724  5,823,307
    Subros, Ltd.                                              37,183    137,724
    Sudarshan Chemical Industries, Ltd.                       72,354    467,680
    Sun TV Network, Ltd.                                     549,097  6,695,163
    Sundaram Finance, Ltd.                                    56,821  1,489,992
    Sundaram-Clayton, Ltd.                                     4,500    316,237
    Sundram Fasteners, Ltd.                                  518,097  3,335,539
    Sunteck Realty, Ltd.                                      25,282     90,387
    Suprajit Engineering, Ltd.                               143,414    657,581
    Supreme Industries, Ltd.                                 309,088  5,363,070
    Supreme Petrochem, Ltd.                                  141,992    771,746
    Sutlej Textiles and Industries, Ltd.                       2,545     35,531
    Suven Life Sciences, Ltd.                                 94,365    244,268
*   Suzlon Energy, Ltd.                                   15,310,443  4,521,602
    Swaraj Engines, Ltd.                                      18,926    619,431
    Symphony, Ltd.                                            54,894  1,231,899
*   Syndicate Bank                                         1,354,916  1,554,554
    Syngene International, Ltd.                               85,483    631,369
    TAKE Solutions, Ltd.                                     380,390    880,791
    Tamil Nadu Newsprint & Papers, Ltd.                      173,348  1,003,026
    Tata Chemicals, Ltd.                                     600,945  5,794,740
    Tata Communications, Ltd.                                281,732  2,949,108
    Tata Elxsi, Ltd.                                          68,152  1,857,087
    Tata Global Beverages, Ltd.                            2,778,424  7,368,283
    Tata Metaliks, Ltd.                                       12,319    128,866
    Tata Power Co., Ltd. (The)                             1,742,793  2,227,852
    Tata Sponge Iron, Ltd.                                    33,375    432,876
*   Tata Teleservices Maharashtra, Ltd.                    4,512,759    545,155
    TCI Express, Ltd.                                        123,000  1,047,304
    Techno Electric & Engineering Co., Ltd.                  261,424  1,485,602
    Texmaco Rail & Engineering, Ltd.                         364,781    531,741
    Thermax, Ltd.                                            273,412  3,697,930
    Thomas Cook India, Ltd.                                  134,239    471,151
    Tide Water Oil Co India, Ltd.                              4,129    379,129
    Time Technoplast, Ltd.                                   533,479  1,361,108
    Timken India, Ltd.                                       184,422  2,068,175

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Titagarh Wagons, Ltd.                                   311,857 $   593,894
    Torrent Pharmaceuticals, Ltd.                            21,081     431,973
    Torrent Power, Ltd.                                   1,102,960   3,118,367
    Transport Corp. of India, Ltd.                          252,375   1,239,024
    Trent, Ltd.                                             449,150   1,882,317
    Trident, Ltd.                                           350,865     452,392
*   Triveni Engineering & Industries, Ltd.                  344,665     433,976
    Triveni Turbine, Ltd.                                   389,981     864,623
    TTK Prestige, Ltd.                                       28,839   2,864,543
    Tube Investments of India, Ltd.                         522,196   6,355,670
    TV Today Network, Ltd.                                    2,819      10,635
*   TV18 Broadcast, Ltd.                                  4,354,184   2,713,602
    TVS Motor Co., Ltd.                                   1,267,610  11,496,634
*   TVS Srichakra, Ltd.                                       5,479     308,169
*   UCO Bank                                              1,375,491     712,296
    Uflex, Ltd.                                             232,965   1,613,357
    UFO Moviez India, Ltd.                                   12,448      72,839
    Unichem Laboratories, Ltd.                              348,803   1,436,924
*   Union Bank of India                                   1,291,040   3,186,663
*   Unitech, Ltd.                                        12,950,453   1,766,877
    United Breweries, Ltd.                                   61,577     782,345
    UPL, Ltd.                                               206,926   2,820,835
    V-Guard Industries, Ltd.                              1,371,902   3,849,389
    V-Mart Retail, Ltd.                                      24,534     451,505
    VA Tech Wabag, Ltd.                                     263,438   2,501,258
*   Vaibhav Global, Ltd.                                      4,093      34,199
    Vakrangee, Ltd.                                         391,583   2,689,354
*   Vardhman Textiles, Ltd.                                 155,477   2,964,042
    Venky's India, Ltd.                                      12,635     416,097
    Vesuvius India, Ltd.                                      2,399      52,870
*   Videocon Industries, Ltd.                               972,432     375,750
    Vijaya Bank                                           1,960,399   2,140,222
    Vinati Organics, Ltd.                                    45,419     732,367
    VIP Industries, Ltd.                                    499,702   1,339,460
    Voltas, Ltd.                                            905,833   7,126,373
    VRL Logistics, Ltd.                                      91,716     465,051
    VST Industries, Ltd.                                     28,398   1,363,819
*   VST Tillers Tractors, Ltd.                                6,236     213,592
    WABCO India, Ltd.                                        27,357   2,335,292
    Welspun Corp., Ltd.                                     775,975   1,569,364
*   Welspun Enterprises, Ltd.                               411,154     871,419
    Welspun India, Ltd.                                   2,373,128   3,043,397
    West Coast Paper Mills, Ltd.                             97,769     306,629
    Wheels India, Ltd.                                        1,361      31,379
*   Whirlpool of India, Ltd.                                 79,761   1,457,847
    Wockhardt, Ltd.                                         192,217   1,820,678
    Wonderla Holidays, Ltd.                                  40,181     220,872
    Zee Learn, Ltd.                                         169,347     114,254
    Zee Media Corp., Ltd.                                   371,098     223,820
    Zensar Technologies, Ltd.                               115,503   1,442,861
    Zuari Agro Chemicals, Ltd.                               16,783      99,082

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
    Zydus Wellness, Ltd.                                    97,622 $  1,361,466
                                                                   ------------
TOTAL INDIA                                                         995,685,414
                                                                   ------------
INDONESIA -- (2.8%)
    Ace Hardware Indonesia Tbk PT                       55,652,000    4,638,713
    Acset Indonusa Tbk PT                                   65,000       15,361
    Adhi Karya Persero Tbk PT                           17,727,988    2,951,893
    Agung Podomoro Land Tbk PT                          60,160,700    1,011,319
    AKR Corporindo Tbk PT                               12,913,100    6,687,090
    Alam Sutera Realty Tbk PT                           96,478,800    2,331,961
*   Aneka Tambang Persero Tbk PT                        82,396,491    4,266,395
    Arwana Citramulia Tbk PT                            29,196,500      968,372
    Asahimas Flat Glass Tbk PT                             978,600      468,491
    Astra Agro Lestari Tbk PT                            1,633,200    1,804,734
    Astra Graphia Tbk PT                                 2,211,000      278,876
*   Asuransi Kresna Mitra Tbk PT                         2,927,500      152,747
*   Bakrie and Brothers Tbk PT                         168,801,300      633,448
*   Bakrie Telecom Tbk PT                               74,325,398       39,048
*   Bank Artha Graha Internasional Tbk PT                6,018,100       41,962
    Bank Bukopin Tbk                                    39,337,366    1,755,600
    Bank Maybank Indonesia Tbk PT                        4,652,500      109,589
*   Bank Pan Indonesia Tbk PT                           24,436,900    1,989,343
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                23,327,500    3,623,704
    Bank Pembangunan Daerah Jawa Timur Tbk PT           30,906,500    1,460,686
*   Bank Permata Tbk PT                                 32,060,302    1,696,668
    Bank Tabungan Negara Persero Tbk PT                 39,161,149    7,640,956
    Bank Tabungan Pensiunan Nasional Tbk PT                149,700       28,318
*   Barito Pacific Tbk PT                               34,281,600    4,284,389
    Bekasi Fajar Industrial Estate Tbk PT               49,654,100    1,155,114
*   Benakat Integra Tbk PT                             133,672,100    1,073,636
*   Berau Coal Energy Tbk PT                            40,089,600       46,261
    BISI International Tbk PT                           16,025,900    1,840,810
    Blue Bird Tbk PT                                     1,870,900      671,322
*   Bumi Resources Tbk PT                               70,558,100    1,810,581
*   Bumi Teknokultura Unggul Tbk PT                      5,792,100      469,571
    Catur Sentosa Adiprana Tbk PT                        2,970,000      102,963
    Ciputra Development Tbk PT                         111,394,920    8,653,477
*   Citra Marga Nusaphala Persada Tbk PT                18,383,402    1,854,619
*   Clipan Finance Indonesia Tbk PT                      1,482,000       34,456
*   Delta Dunia Makmur Tbk PT                           30,365,600    1,812,169
    Dharma Satya Nusantara Tbk PT                        2,071,600       73,140
*   Eagle High Plantations Tbk PT                       92,719,900    1,516,682
    Elnusa Tbk PT                                       36,088,800      726,077
*   Energi Mega Persada Tbk PT                          11,975,437       44,945
    Erajaya Swasembada Tbk PT                           10,697,000      513,582
*   Eureka Prima Jakarta Tbk PT                         15,407,200      135,250
*   Ever Shine Textile Tbk PT                            3,654,640       34,835
    Fajar Surya Wisesa Tbk PT                              808,400      277,874
    Gajah Tunggal Tbk PT                                14,200,800    1,022,464
*   Garuda Indonesia Persero Tbk PT                     37,455,149      973,189
    Global Mediacom Tbk PT                              55,311,000    2,157,321
*   Hanson International Tbk PT                        337,687,600    3,294,899
*   Harum Energy Tbk PT                                  7,398,500    1,222,176

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
    Hexindo Adiperkasa Tbk PT                                508,500 $  158,425
    Holcim Indonesia Tbk PT                                6,836,200    400,386
    Impack Pratama Industri Tbk PT                           169,800     13,120
    Indah Kiat Pulp & Paper Corp. Tbk PT                  22,194,700  4,615,074
*   Indika Energy Tbk PT                                  12,164,200    753,155
    Indo Tambangraya Megah Tbk PT                          3,117,200  4,679,103
    Indomobil Sukses Internasional Tbk PT                     24,000      1,947
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT          16,086,500    603,590
*   Inovisi Infracom Tbk PT                                1,806,467      2,974
    Intiland Development Tbk PT                           62,475,232  1,885,025
    Japfa Comfeed Indonesia Tbk PT                        41,880,500  3,660,488
    Jaya Real Property Tbk PT                             10,330,900    639,805
    Kawasan Industri Jababeka Tbk PT                     160,218,057  3,823,300
    KMI Wire & Cable Tbk PT                               12,932,400    469,888
*   Krakatau Steel Persero Tbk PT                         31,947,002  1,426,408
*   Kresna Graha Investama Tbk PT                         49,393,800  1,556,963
    Link Net Tbk PT                                        5,669,400  2,149,333
*   Lippo Cikarang Tbk PT                                  4,102,900  1,352,076
    Lippo Karawaci Tbk PT                                120,418,000  6,461,040
    Malindo Feedmill Tbk PT                                7,226,400    520,526
*   Matahari Putra Prima Tbk PT                            9,960,328    478,456
*   Medco Energi Internasional Tbk PT                     11,462,900  2,288,652
    Media Nusantara Citra Tbk PT                          23,145,100  3,124,845
*   Mega Manunggal Property Tbk PT                         1,096,800     48,571
    Mitra Adiperkasa Tbk PT                                7,264,900  3,434,768
    Mitra Pinasthika Mustika Tbk PT                        4,326,800    274,529
*   MNC Investama Tbk PT                                 188,772,200  1,544,146
*   MNC Land Tbk PT                                        1,031,700     95,839
*   MNC Sky Vision Tbk PT                                  1,540,200    114,395
    Modernland Realty Tbk PT                              78,877,900  1,645,695
    Multipolar Tbk PT                                     62,638,500    978,203
*   Multistrada Arah Sarana Tbk PT                         6,288,800     96,944
    Nippon Indosari Corpindo Tbk PT                       17,086,600  1,603,126
*   Nirvana Development Tbk PT                            16,367,300     90,948
*   Nusantara Infrastructure Tbk PT                      115,232,300  1,167,341
    Pabrik Kertas Tjiwi Kimia Tbk PT                       1,245,900    110,338
*   Pacific Strategic Financial Tbk PT                     7,114,900    238,184
    Pakuwon Jati Tbk PT                                   19,517,800  1,039,668
    Pan Brothers Tbk PT                                   24,076,900    912,532
*   Panin Financial Tbk PT                               140,698,300  2,638,843
    Panin Sekuritas Tbk PT                                    31,500      6,618
*   Paninvest Tbk PT                                       8,124,500    505,805
    Pembangunan Perumahan Persero Tbk PT                  22,994,014  5,231,853
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT                                                  29,268,800  3,095,597
    PP Properti Tbk PT                                    42,290,700    660,206
    Ramayana Lestari Sentosa Tbk PT                       31,831,800  2,257,774
    Resource Alam Indonesia Tbk PT                         2,456,000     64,878
    Salim Ivomas Pratama Tbk PT                           31,423,700  1,202,975
    Samindo Resources Tbk PT                                 932,850     47,346
    Sampoerna Agro PT                                      6,143,100    926,450
    Sawit Sumbermas Sarana Tbk PT                         16,017,700  1,761,046
*   Sekawan Intipratama Tbk PT                             9,367,900     21,796
    Selamat Sempurna Tbk PT                               22,056,800  1,862,804

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Semen Baturaja Persero Tbk PT                       23,037,700 $  5,705,933
*   Sentul City Tbk PT                                 224,342,500    1,548,931
*   Siloam International Hospitals Tbk PT                3,064,800    2,219,743
    Sinar Mas Agro Resources & Technology Tbk PT         1,037,460      296,759
    Sri Rejeki Isman Tbk PT                             79,510,931    2,015,677
    Steel Pipe Industry of Indonesia PT                  5,809,800       95,022
*   Sugih Energy Tbk PT                                162,320,200      609,127
    Sumber Alfaria Trijaya Tbk PT                          293,400       14,980
    Summarecon Agung Tbk PT                             59,249,964    4,356,210
    Surya Semesta Internusa Tbk PT                      33,789,500    1,737,834
    Tambang Batubara Bukit Asam Persero Tbk PT           5,334,000    5,243,293
    Tempo Scan Pacific Tbk PT                            1,314,400      190,852
*   Tiga Pilar Sejahtera Food Tbk                       19,238,200    1,884,256
    Timah Persero Tbk PT                                28,205,714    1,703,893
    Tiphone Mobile Indonesia Tbk PT                     18,845,000    1,775,197
    Total Bangun Persada Tbk PT                         14,076,800      750,198
    Tower Bersama Infrastructure Tbk PT                  4,648,900    2,351,951
*   Trada Maritime Tbk PT                               35,459,800      274,201
    Trias Sentosa Tbk PT                                33,492,700      886,660
*   Truba Alam Manunggal Engineering PT                 21,316,500       17,598
    Tunas Baru Lampung Tbk PT                           18,102,400    2,018,051
    Tunas Ridean Tbk PT                                 12,489,200    1,030,765
    Ultrajaya Milk Industry & Trading Co. Tbk PT         3,657,400    1,371,610
    Unggul Indah Cahaya Tbk PT                              48,239       14,605
*   Vale Indonesia Tbk PT                               17,738,100    3,217,961
*   Visi Media Asia Tbk PT                              56,028,100    1,319,847
    Waskita Karya Persero Tbk PT                         5,394,500      967,400
    Wijaya Karya Beton Tbk PT                           20,302,800      922,466
    Wijaya Karya Persero Tbk PT                         27,871,707    4,349,113
*   XL Axiata Tbk PT                                     2,505,500      631,892
                                                                   ------------
TOTAL INDONESIA                                                     204,662,898
                                                                   ------------
MALAYSIA -- (3.6%)
#   7-Eleven Malaysia Holdings Bhd Class B               2,103,700      672,873
#   Aeon Co. M Bhd                                       4,056,700    2,075,464
#   Aeon Credit Service M Bhd                              475,800    1,510,915
    Affin Holdings Bhd                                   1,512,020      907,595
#*  AirAsia X Bhd                                       17,398,600    1,582,783
    Ajinomoto Malaysia Bhd                                  50,500      305,505
*   Alam Maritim Resources Bhd                           2,546,300       80,280
    Alliance Financial Group Bhd                         2,474,900    2,272,344
    Allianz Malaysia Bhd                                    94,100      318,586
    Amway Malaysia Holdings Bhd                            294,300      505,121
#   Ann Joo Resources Bhd                                  787,050      556,790
    APM Automotive Holdings Bhd                            256,900      229,803
*   Barakah Offshore Petroleum Bhd                       1,884,200      255,305
    Batu Kawan Bhd                                           2,900       12,868
    Benalec Holdings Bhd                                 3,667,000      359,597
*   Berjaya Assets BHD                                     848,300      243,513
#*  Berjaya Corp. Bhd                                   24,173,627    1,863,235
    Berjaya Food Bhd                                       296,000       96,780
*   Berjaya Land Bhd                                     3,734,000      374,873
    Berjaya Sports Toto Bhd                              3,982,567    2,213,497

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
#   Bermaz Auto Bhd                                        4,358,800 $1,994,745
    BIMB Holdings Bhd                                      1,457,008  1,483,345
    Bintulu Port Holdings Bhd                                 25,900     37,771
    Bonia Corp. Bhd                                        1,427,000    191,717
#*  Borneo Oil Bhd                                         6,671,999    156,238
    Boustead Holdings Bhd                                  2,494,328  1,566,456
#   Boustead Plantations Bhd                               1,623,000    629,048
#*  Bumi Armada Bhd                                       15,688,300  2,565,087
#   Bursa Malaysia Bhd                                     3,760,400  9,100,225
#   Cahya Mata Sarawak Bhd                                 3,362,500  3,138,557
    Can-One Bhd                                              435,800    349,016
    Carlsberg Brewery Malaysia Bhd Class B                 1,179,700  4,132,320
    Carotech Bhd                                             230,650        215
    CB Industrial Product Holding Bhd                      2,914,240  1,381,600
    Century Logistics Holdings Bhd Class B                   599,300    173,491
    Chin Teck Plantations Bhd                                 33,000     60,665
    Coastal Contracts Bhd                                  2,101,666    647,703
#   CSC Steel Holdings Bhd                                   613,200    243,463
    Cypark Resources Bhd                                   1,095,600    644,552
    D&O Green Technologies Bhd                             1,317,700    192,111
    Daibochi Plastic & Packaging Industry Bhd                133,056     68,311
#   Datasonic Group Bhd                                    3,577,900    977,807
*   Daya Materials Bhd                                     9,701,600    169,662
*   Dayang Enterprise Holdings Bhd                         2,789,596    664,480
#*  Destinii Bhd                                           2,755,900    421,559
    DKSH Holdings Malaysia Bhd                               119,000    138,946
#   DRB-Hicom Bhd                                          7,778,000  3,069,513
    Dutch Lady Milk Industries Bhd                           135,500  1,865,896
    Eastern & Oriental Bhd                                 6,311,247  2,432,975
*   Eco World Development Group Bhd                        6,017,200  2,206,136
#   Econpile Holldings Bhd                                 1,775,900  1,127,605
#   Ekovest Bhd                                            5,207,650  1,387,590
#   Evergreen Fibreboard Bhd                               4,515,250    917,150
    FAR East Holdings Bhd                                     61,500    123,796
#   Felda Global Ventures Holdings Bhd                     8,472,900  3,226,468
    Fraser & Neave Holdings Bhd                                9,800     56,978
*   Gabungan AQRS Bhd                                        181,600     64,889
#   Gadang Holdings Bhd                                    1,935,400    574,163
#   Gas Malaysia Bhd                                         886,900    602,626
    George Kent Malaysia BHD                               1,431,500  1,437,038
#   Globetronics Technology Bhd                            1,817,860  2,613,795
    Glomac Bhd                                             2,854,800    436,671
    Goldis Bhd                                               604,277    395,098
    GuocoLand Malaysia Bhd                                 1,578,400    434,926
    Hai-O Enterprise Bhd                                   1,100,420  1,099,636
    HAP Seng Consolidated Bhd                              1,901,140  4,035,470
    Hap Seng Plantations Holdings Bhd                      1,287,600    781,635
#   Heineken Malaysia Bhd                                    910,400  3,822,499
*   Hengyuan Refining Co. Bhd                                479,500    879,928
#   HeveaBoard Bhd                                         2,613,800  1,019,144
    Hiap Teck Venture Bhd                                  4,749,700    432,431
*   Hibiscus Petroleum Bhd                                 5,455,000    516,386
    Hock Seng LEE BHD                                      1,539,316    550,451

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
#   Hong Leong Industries Bhd                                707,800 $1,733,053
    Hovid Bhd                                              3,670,800    287,181
    Hua Yang Bhd                                           1,953,866    374,162
    Hume Industries Bhd                                      281,872    148,733
    Hup Seng Industries Bhd                                1,433,633    405,051
    I-Bhd                                                  2,260,900    308,854
    IFCA MSC Bhd                                             203,100     18,227
    IJM Plantations Bhd                                    1,621,100  1,147,348
    Inari Amertron Bhd                                     8,848,530  5,289,999
    Inch Kenneth Kajang Rubber P.L.C.                      1,045,300    170,610
    Insas Bhd                                              4,934,281  1,209,620
*   Iris Corp. Bhd                                        12,373,200    490,443
#*  Iskandar Waterfront City Bhd                           3,063,100    886,289
*   JAKS Resources Bhd                                     2,370,200    824,163
#   Jaya Tiasa Holdings Bhd                                2,856,827    747,392
#   JCY International Bhd                                  3,967,600    527,769
#   Karex Bhd                                              1,422,049    537,591
    Keck Seng Malaysia Bhd                                   847,250    983,448
    Kenanga Investment Bank Bhd                            1,871,360    231,493
    Kerjaya Prospek Group Bhd                                730,500    632,765
    Kian JOO CAN Factory Bhd                               1,818,380  1,265,457
    Kim Loong Resources Bhd                                  308,960    288,613
#   Kimlun Corp. Bhd                                         684,174    367,559
#*  KNM Group Bhd                                         15,723,580    899,544
    Kossan Rubber Industries                               3,504,000  5,810,307
#   KPJ Healthcare Bhd                                     5,647,525  5,485,569
    Kretam Holdings Bhd                                    3,815,400    481,141
#*  KSL Holdings Bhd                                       4,476,418  1,285,744
    Kumpulan Fima Bhd                                        880,850    388,710
    Kumpulan Perangsang Selangor Bhd                       1,700,700    520,222
*   Kwantas Corp. Bhd                                        365,300    123,748
#   Lafarge Malaysia Bhd                                     502,200    670,136
    Land & General Bhd                                    14,840,860    797,257
*   Landmarks Bhd                                          1,775,200    354,088
#   LBS Bina Group Bhd                                     2,128,500    979,236
    Lii Hen Indsustries Bhd                                  327,100    243,599
    Lingkaran Trans Kota Holdings Bhd                      1,221,600  1,686,307
*   Lion Industries Corp. Bhd                              1,435,400    385,405
#   LPI Capital Bhd                                          259,170  1,087,162
    Magni-Tech Industries Bhd                                181,900    322,944
#   Magnum Bhd                                             4,776,600  1,907,624
#   Mah Sing Group Bhd                                     9,915,487  3,659,904
    Malakoff Corp. Bhd                                     6,608,100  1,589,482
    Malayan Flour Mills Bhd                                2,022,650  1,109,922
#   Malaysia Building Society Bhd                         10,667,263  3,063,481
*   Malaysia Marine and Heavy Engineering Holdings Bhd     3,010,800    517,038
#*  Malaysian Bulk Carriers Bhd                            2,893,200    476,090
    Malaysian Pacific Industries Bhd                         776,613  2,573,282
#   Malaysian Resources Corp. Bhd                          7,098,449  2,020,129
    Malton Bhd                                             3,708,800  1,021,579
    Matrix Concepts Holdings Bhd                           2,297,967  1,465,143
    MBM Resources Bhd                                      1,379,696    724,200
    Media Chinese International, Ltd.                      3,955,400    498,561

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Media Prima Bhd                                        7,131,603 $1,498,806
    Mega First Corp. Bhd                                   1,184,200  1,062,241
    Mitrajaya Holdings Bhd                                 2,130,500    661,562
*   MK Land Holdings Bhd                                   3,019,200    193,948
#   MKH Bhd                                                2,292,534  1,204,598
    MMC Corp. Bhd                                          1,596,500    894,294
*   MNRB Holdings Bhd                                      1,180,550    692,208
#*  MPHB Capital Bhd                                       1,394,900    488,624
    MSM Malaysia Holdings Bhd                                 12,600     12,071
*   Mudajaya Group Bhd                                     2,123,966    620,296
    Muhibbah Engineering M Bhd                             2,571,850  1,681,404
#*  Mulpha International Bhd                               1,422,430    801,330
    My EG Services Bhd                                    16,619,899  8,381,887
*   Naim Holdings Bhd                                      1,323,100    389,566
    Notion VTEC Bhd                                          368,400    105,765
    NTPM Holdings Bhd                                        640,000    118,001
#*  OCK Group Bhd                                          1,695,800    354,319
    Oldtown Bhd                                            1,999,350  1,284,361
    Oriental Holdings Bhd                                    338,900    521,485
#   OSK Holdings Bhd                                       5,453,470  2,036,796
    Pacific & Orient Bhd                                     205,000     60,348
#   Padini Holdings Bhd                                    3,211,400  2,804,867
    Panasonic Manufacturing Malaysia Bhd                     157,684  1,362,431
    Pantech Group Holdings Bhd                             2,022,130    311,650
    Paramount Corp. Bhd                                      563,625    242,160
*   Parkson Holdings Bhd                                   2,784,247    360,762
*   Pentamaster Corp., Bhd                                   429,900    441,537
    PESTECH International Bhd                              1,246,400    451,083
    Petron Malaysia Refining & Marketing Bhd                 343,000    721,258
    Pharmaniaga Bhd                                          709,060    735,505
#   Pie Industrial Bhd                                     1,260,200    688,784
#   Pos Malaysia Bhd                                       3,128,200  3,866,074
    Power Root Bhd                                           189,500     97,351
#   Press Metal Aluminium Holdings Bhd                     9,140,360  6,084,322
    Prestariang Bhd                                          912,500    404,593
    Protasco Bhd                                           2,491,250    604,664
#*  Puncak Niaga Holdings Bhd                              1,671,020    335,487
    QL Resources Bhd                                       4,111,430  4,790,603
    Ranhill Holdings Bhd                                      61,300     11,809
    RGB International Bhd                                    918,400     61,132
#*  Rimbunan Sawit Bhd                                     3,667,900    381,166
*   Salcon Bhd                                             4,125,533    496,113
    Sam Engineering & Equipment M Bhd                        134,600    261,865
    Sarawak Oil Palms Bhd                                    877,404    733,442
    Scicom MSC Bhd                                           106,700     55,560
#   Scientex Bhd                                           1,616,824  3,270,304
*   Scomi Group Bhd                                        8,219,000    211,302
    SEG International Bhd                                    145,885     23,495
    Selangor Dredging Bhd                                  1,118,200    297,724
    Selangor Properties Bhd                                  230,200    261,305
    Shangri-La Hotels Malaysia Bhd                           418,700    488,741
    SHL Consolidated Bhd                                     246,000    163,765
#   SKP Resources Bhd                                      3,882,300  1,252,321

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    Star Media Group Bhd                                 2,049,600 $  1,120,130
#*  Sumatec Resources Bhd                                9,919,300      115,830
    Sunsuria Bhd                                            49,400       16,730
    Sunway Bhd                                           2,707,991    2,706,755
#   Sunway Construction Group Bhd                        1,646,536      819,248
#   Supermax Corp. Bhd                                   3,592,800    1,610,712
    Suria Capital Holdings Bhd                             699,800      341,822
    Syarikat Takaful Malaysia Bhd                        2,424,300    2,298,007
    Symphony Life Bhd                                      439,187       97,965
#   Ta Ann Holdings Bhd                                  1,647,489    1,346,645
#   TA Enterprise Bhd                                    9,043,000    1,278,378
    TA Global Bhd                                        8,895,040      645,095
#   Taliworks Corp. Bhd                                  2,186,850      760,573
    Tambun Indah Land Bhd                                1,486,700      461,717
    TAN Chong Motor Holdings Bhd                         1,625,200      652,880
    Tasek Corp. Bhd                                         86,800      263,556
    TDM Bhd                                              6,038,120      789,796
    TH Plantations Bhd                                   1,665,860      435,700
    Thong Guan Industries Bhd                               91,900       89,717
#   Time dotCom Bhd                                      2,063,588    4,650,462
    Tiong NAM Logistics Holdings                         1,410,800      579,609
    TMC Life Sciences Bhd                                  356,400       65,758
#   Top Glove Corp. Bhd                                  5,714,220    7,657,882
    Tropicana Corp. Bhd                                  4,335,353      971,845
#   TSH Resources Bhd                                    4,102,200    1,599,909
#   Tune Protect Group Bhd                               3,746,900      953,561
#   Uchi Technologies Bhd                                1,822,000      800,054
#   UEM Edgenta Bhd                                      2,811,300    1,774,674
#*  UEM Sunrise Bhd                                     10,750,100    2,886,154
*   UMW Holdings Bhd                                       910,700    1,240,066
#*  UMW Oil & Gas Corp. Bhd                              6,239,213      437,322
    Unisem M Bhd                                         3,906,890    3,500,711
    United Malacca Bhd                                     412,850      612,240
    United Plantations Bhd                                 435,200    2,812,257
    United U-Li Corp. Bhd                                  613,900      573,193
#   UOA Development Bhd                                  4,903,400    2,977,580
*   Uzma Bhd                                               900,800      313,725
    ViTrox Corp. Bhd                                       208,200      221,573
#*  Vivocom International Holdings Bhd                   4,101,900      133,323
#   VS Industry Bhd                                      6,036,230    3,103,664
#   Wah Seong Corp. Bhd                                  2,355,769      522,647
*   WCE Holdings Bhd                                       502,700      167,870
#*  WCT Holdings Bhd                                     7,254,802    3,218,096
#   Wellcall Holdings Bhd                                1,993,800    1,043,062
    WTK Holdings Bhd                                     2,425,600      489,722
#   Yinson Holdings Bhd                                  3,062,900    2,539,441
*   YNH Property Bhd                                     3,521,488    1,167,471
*   YTL Land & Development Bhd                           1,028,200      138,093
    Zhulian Corp. Bhd                                      585,033      230,885
                                                                   ------------
TOTAL MALAYSIA                                                      263,272,274
                                                                   ------------
MEXICO -- (2.5%)
#   Alpek S.A.B. de C.V.                                 3,571,730    4,104,906

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
MEXICO -- (Continued)
#   Alsea S.A.B. de C.V.                                  5,090,080 $19,808,496
#*  Axtel S.A.B. de C.V.                                  7,459,738   1,772,487
#   Banregio Grupo Financiero S.A.B. de C.V.              1,887,176  12,368,808
*   Bio Pappel S.A.B. de C.V.                               369,155     551,374
    Bolsa Mexicana de Valores S.A.B. de C.V.              4,250,549   7,301,322
    Cia Minera Autlan S.A.B. de C.V. Series B               141,975     130,790
*   CMR S.A.B. de C.V.                                        1,323         586
#   Consorcio ARA S.A.B. de C.V. Series *                 7,826,969   2,624,744
* Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR 205,047 2,809,144 #* Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A                                             1,727,133   2,374,959
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                          960,372     914,383
    Corp. Actinver S.A.B. de C.V.                           187,852     137,176
    Corp. Inmobiliaria Vesta S.A.B. de C.V.               4,734,519   7,153,971
    Corp. Moctezuma S.A.B. de C.V. Series *                 861,300   3,386,659
    Corporativo Fragua S.A.B. de C.V.                             3          37
#   Corporativo GBM S.A.B. de C.V.                           22,477      16,533
    Corpovael S.A. de C.V.                                   34,941      21,295
    Credito Real S.A.B. de C.V. SOFOM ER                  1,298,182   2,299,210
    Cydsa S.A.B. de C.V.                                      3,875       5,222
*   Desarrolladora Homex S.A.B. de C.V.                     519,622      30,939
#*  Elementia S.A.B. de C.V.                                199,253     286,526
#*  Empresas ICA S.A.B. de C.V.                           3,768,186     330,199
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR        62,171      10,826
#*  Genomma Lab Internacional S.A.B. de C.V. Class B      7,295,453   9,363,915
    Gentera S.A.B. de C.V.                                7,327,998  11,113,942
#*  Grupo Aeromexico S.A.B. de C.V.                       1,789,512   3,711,208
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.   1,838,097  11,610,392
    Grupo Cementos de Chihuahua S.A.B. de C.V.              818,100   4,272,364
#   Grupo Comercial Chedraui S.A. de C.V.                 2,817,563   5,903,390
#*  Grupo Famsa S.A.B. de C.V. Class A                    2,369,565   1,368,298
#   Grupo Financiero Interacciones SA de C.V. Class O       763,808   4,299,035
#*  Grupo GICSA S.A. de C.V.                                640,975     439,258
    Grupo Herdez S.A.B. de C.V. Series *                  1,938,862   4,366,183
    Grupo Industrial Saltillo S.A.B. de C.V.                394,068     905,344
    Grupo KUO S.A.B. de C.V. Series B                       758,658   1,778,121
*   Grupo Pochteca S.A.B. de C.V.                           585,177     233,052
*   Grupo Posadas S.A.B. de C.V.                            198,900     491,035
#   Grupo Rotoplas S.A.B. de C.V.                           216,580     356,942
    Grupo Sanborns S.A.B. de C.V.                           719,576     871,050
#*  Grupo Simec S.A.B. de C.V. Series B                   1,299,722   4,640,378
*   Grupo Sports World S.A.B. de C.V.                       583,706     531,163
#*  Hoteles City Express S.A.B. de C.V.                   1,337,623   1,660,523
#   Industrias Bachoco S.A.B. de C.V. Series B            1,317,141   6,569,983
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR          29,530   1,766,189
#*  Industrias CH S.A.B. de C.V. Series B                 2,065,431  10,010,133
*   La Comer S.A.B. de C.V.                               1,994,114   2,021,837
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                201,450      78,362
    Megacable Holdings S.A.B. de C.V.                     1,698,551   7,043,226
*   Minera Frisco S.A.B. de C.V. Class A1                 2,092,691   1,333,022
    Nemak S.A.B. de C.V.                                  2,163,395   1,951,643
#   Organizacion Cultiba S.A.B. de C.V.                   1,165,725   1,060,792
    Qualitas Controladora S.A.B. de C.V.                  1,417,893   2,351,142
#   Rassini S.A.B. de C.V.                                  315,343   1,505,463

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
    Rassini S.A.B. De C.V. Class A                         147,598 $    343,739
#*  Telesites S.A.B. de C.V.                             4,326,235    3,166,457
#   TV Azteca S.A.B. de C.V.                            11,450,715    2,180,476
    Unifin Financiera S.A.B. de C.V. SOFOM ENR             213,074      694,069
    Vitro S.A.B. de C.V. Series A                          903,451    4,056,331
                                                                   ------------
TOTAL MEXICO                                                        182,489,049
                                                                   ------------
PHILIPPINES -- (1.3%)
    A Soriano Corp.                                      3,430,211      472,129
    ACR Mining Corp.                                        48,205        3,206
    Alsons Consolidated Resources, Inc.                  7,605,000      210,854
*   Apex Mining Co., Inc.                                3,500,000      110,372
*   Atlas Consolidated Mining & Development Corp.        6,148,000      657,971
    Belle Corp.                                         32,737,400    2,458,679
*   Bloomberry Resorts Corp.                            19,580,300    3,416,251
    Cebu Air, Inc.                                       1,594,810    3,192,018
    Cebu Holdings, Inc.                                  3,291,900      349,563
    Century Pacific Food, Inc.                           4,573,000    1,672,699
    Century Properties Group, Inc.                      26,261,151      270,548
    China Banking Corp.                                  1,822,708    1,316,366
    Cirtek Holdings Philippines Corp.                      682,700      432,945
    COL Financial Group, Inc.                              130,900       41,674
    Cosco Capital, Inc.                                 14,330,800    2,195,658
    D&L Industries, Inc.                                23,913,300    5,809,211
*   DoubleDragon Properties Corp.                        1,848,690    1,685,447
    East West Banking Corp.                              2,592,300    1,641,418
    EEI Corp.                                            3,183,100      801,344
    Emperador, Inc.                                      4,489,800      666,260
*   Empire East Land Holdings, Inc.                     19,893,000      295,719
    Energy Development Corp.                            23,510,000    2,781,479
    Filinvest Development Corp.                          3,314,322      502,160
    Filinvest Land, Inc.                               108,452,577    3,805,097
    First Gen Corp.                                     10,519,800    3,606,669
    First Philippine Holdings Corp.                      2,288,880    2,993,644
*   Global Ferronickel Holdings, Inc.                    8,589,667      449,184
    Holcim Philippines, Inc.                                80,600       20,596
    Integrated Micro-Electronics, Inc.                   1,006,500      263,331
    Leisure & Resorts World Corp.                        3,942,640      351,723
*   Lepanto Consolidated Mining Co.                     43,735,455      165,787
    Lopez Holdings Corp.                                20,776,300    2,881,177
    Macroasia Corp.                                        626,200      145,287
    Manila Water Co., Inc.                               9,198,000    5,830,559
    Max's Group, Inc.                                    1,484,100      583,005
*   Megawide Construction Corp.                          4,859,708    1,689,537
*   Melco Resorts And Entertainment Philippines Corp.   14,188,700    2,531,405
    Metro Retail Stores Group, Inc.                      4,081,900      320,296
    Nickel Asia Corp.                                    7,515,700      893,274
    Pepsi-Cola Products Philippines, Inc.               10,934,900      693,576
    Petron Corp.                                        15,236,400    2,856,916
    Philex Mining Corp.                                  3,594,700      630,069
    Philippine National Bank                             1,977,015    2,624,716
*   Philippine National Construction Corp.                 173,000        3,151
    Philippine Savings Bank                                356,863      622,338

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    Philippine Stock Exchange, Inc. (The)                   121,592 $   577,986
    Philweb Corp.                                         3,433,040     637,124
    Phinma Corp.                                             94,323      19,338
    Phinma Energy Corp.                                  13,182,000     498,817
    Phoenix Petroleum Philippines, Inc.                   2,096,980     506,316
    Premium Leisure Corp.                                32,631,000   1,034,736
    Puregold Price Club, Inc.                             4,655,100   4,346,749
    RFM Corp.                                             8,856,668     789,324
    Rizal Commercial Banking Corp.                        2,796,660   3,158,787
    Robinsons Land Corp.                                 10,677,405   5,440,270
    Robinsons Retail Holdings, Inc.                       1,096,610   1,883,343
    San Miguel Pure Foods Co., Inc.                          93,790     572,545
    Security Bank Corp.                                     734,638   3,405,840
*   SSI Group, Inc.                                       5,821,000     501,340
    STI Education Systems Holdings, Inc.                  3,539,000     103,742
    Travellers International Hotel Group, Inc.            7,522,000     502,071
    Union Bank of the Philippines                         1,401,461   2,395,839
*   Victorias Milling Co., Inc.                             231,600      18,576
    Vista Land & Lifescapes, Inc.                        46,919,100   5,567,712
    Xurpas, Inc.                                          4,266,400     617,137
                                                                    -----------
TOTAL PHILIPPINES                                                    97,522,900
                                                                    -----------
POLAND -- (1.6%)
*   AB SA                                                     1,082      10,440
*   Agora SA                                                276,756   1,224,557
    Amica SA                                                 27,840   1,260,255
#   Apator SA                                                63,267     557,321
    Asseco Poland SA                                        568,820   7,149,965
#*  Bioton SA                                               568,535     907,935
*   Boryszew SA                                             952,083   2,888,570
    Budimex SA                                               91,128   5,605,306
    CD Projekt SA                                           595,814  14,335,186
#*  CI Games SA                                             252,830      72,416
*   Ciech SA                                                266,813   4,283,902
    ComArch SA                                                7,716     437,070
    Dom Development SA                                        4,673      99,221
    Elektrobudowa SA                                          8,568     258,597
#*  Emperia Holding SA                                       84,117   1,983,665
#   Enea SA                                                 949,305   4,001,601
#   Energa SA                                               869,043   3,077,012
#   Eurocash SA                                              60,111     593,794
    Fabryki Mebli Forte SA                                  129,583   2,443,666
*   Famur SA                                                406,179     677,237
    Firma Oponiarska Debica SA                               29,911     907,425
#*  Getin Holding SA                                      2,860,638   1,058,199
#*  Getin Noble Bank SA                                   2,134,719     836,636
#   Globe Trade Centre SA                                   235,041     626,740
    Grupa Azoty Zaklady Chemiczne Police SA                  76,751     437,613
    Grupa Kety SA                                            69,888   8,136,698
*   Grupa Lotos SA                                           34,187     461,951
*   Impexmetal SA                                         1,011,204   1,237,969
#   Inter Cars SA                                            39,106   3,107,111
    Kernel Holding SA                                       387,855   6,862,164

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
    KRUK SA                                                111,211 $ 10,637,283
    LC Corp. SA                                            244,389      129,882
    Lentex SA                                              124,367      326,641
    Lubelski Wegiel Bogdanka SA                             68,930    1,375,477
*   MCI Capital SA                                         162,447      409,089
#   Netia SA                                             2,370,432    2,609,779
#   Neuca SA                                                17,606    1,604,813
    Newag SA                                                   493        2,342
*   Orange Polska SA                                        71,059      107,762
    Orbis SA                                               132,247    3,144,648
#   Pfleiderer Group SA                                     49,499      626,495
#*  PKP Cargo SA                                            86,911    1,498,682
#*  Polnord SA                                             257,190      732,558
*   Rafako SA                                              333,126      572,775
    Stalexport Autostrady SA                               429,171      508,776
#   Stalprodukt SA                                           9,408    1,307,670
#   Synthos SA                                           1,431,495    1,767,821
*   Tauron Polska Energia SA                             5,756,680    6,100,864
    Trakcja SA                                             325,113    1,227,991
*   Vistula Group SA                                     1,354,240    1,265,849
    Warsaw Stock Exchange                                  122,600    1,601,186
#   Wawel SA                                                 1,062      331,961
*   Zespol Elektrowni Patnow Adamow Konin SA                81,919      430,337
                                                                   ------------
TOTAL POLAND                                                        113,860,903
                                                                   ------------
SOUTH AFRICA -- (6.2%)
#   Adcock Ingram Holdings, Ltd.                           848,818    4,099,711
    Adcorp Holdings, Ltd.                                  896,475      959,239
    Advtech, Ltd.                                        3,240,497    4,413,615
    Aeci, Ltd.                                           1,083,668    8,712,980
    African Oxygen, Ltd.                                   858,752    1,225,620
*   African Phoenix Investments, Ltd.                    5,287,877      284,988
    African Rainbow Minerals, Ltd.                         801,901    5,712,792
    Afrimat, Ltd.                                           66,493      135,717
    Alexander Forbes Group Holdings, Ltd.                2,854,043    1,465,345
*   Allied Electronics Corp., Ltd. Class A                  27,962       25,716
    Alviva Holdings, Ltd.                                1,293,998    1,996,893
*   ArcelorMittal South Africa, Ltd.                     1,784,999      679,550
#   Ascendis Health, Ltd.                                1,465,791    2,227,306
    Assore, Ltd.                                           235,997    3,822,165
    Astral Foods, Ltd.                                     441,334    4,854,707
*   Attacq, Ltd.                                         3,671,073    4,988,179
*   Aveng, Ltd.                                          3,795,612    1,501,546
    AVI, Ltd.                                            3,242,754   24,116,657
    Barloworld, Ltd.                                     2,250,551   20,252,425
    Blue Label Telecoms, Ltd.                            3,303,921    4,249,026
*   Brait SE                                                 3,261       15,556
    Cashbuild, Ltd.                                        205,580    5,601,832
    Caxton and CTP Publishers and Printers, Ltd.           313,704      291,683
    City Lodge Hotels, Ltd.                                317,456    3,400,398
    Clicks Group, Ltd.                                   2,723,654   30,881,424
    Clover Industries, Ltd.                              1,374,821    1,749,102
*   Consolidated Infrastructure Group, Ltd.                822,411      985,787

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
SOUTH AFRICA -- (Continued)
    Coronation Fund Managers, Ltd.                        1,818,975 $ 9,415,732
*   Curro Holdings, Ltd.                                    286,485     922,799
    DataTec, Ltd.                                         2,411,330  10,507,199
    Distell Group, Ltd.                                     198,284   2,185,595
#   DRDGOLD, Ltd.                                         2,932,131     978,783
    DRDGOLD, Ltd. Sponsored ADR                               9,400      31,114
*   enX Group, Ltd.                                         408,074     489,871
    EOH Holdings, Ltd.                                    1,098,252   8,980,889
*   Evraz Highveld Steel and Vanadium, Ltd.                  63,001         118
    Exxaro Resources, Ltd.                                1,219,384  10,069,050
    Famous Brands, Ltd.                                     672,069   5,946,144
#   Foschini Group, Ltd. (The)                            1,956,473  22,522,023
    Gold Fields, Ltd. Sponsored ADR                         163,797     653,550
    Grand Parade Investments, Ltd.                        3,033,383     759,589
*   Grindrod, Ltd.                                        5,224,056   4,906,607
    Group Five, Ltd.                                      1,015,485   1,312,588
    Harmony Gold Mining Co., Ltd.                         1,449,470   2,590,283
    Harmony Gold Mining Co., Ltd. Sponsored ADR           2,733,482   4,947,602
    Holdsport, Ltd.                                         216,850   1,100,982
*   Howden Africa Holdings, Ltd.                             39,220     109,955
    Hudaco Industries, Ltd.                                 275,317   2,635,836
    Hulamin, Ltd.                                         1,296,594     629,829
*   Impala Platinum Holdings, Ltd.                        1,597,823   4,266,203
    Imperial Holdings, Ltd.                               1,124,371  14,851,688
    Invicta Holdings, Ltd.                                  359,026   1,456,805
    JSE, Ltd.                                               831,201   8,322,099
    KAP Industrial Holdings, Ltd.                         9,425,081   5,738,569
#   Lewis Group, Ltd.                                       877,469   2,050,750
#   Liberty Holdings, Ltd.                                  941,152   8,074,233
    Life Healthcare Group Holdings, Ltd.                  2,792,844   5,367,598
    Massmart Holdings, Ltd.                                 432,877   3,635,798
    Merafe Resources, Ltd.                               11,489,424   1,185,251
    Metair Investments, Ltd.                              1,320,959   1,943,901
    Metrofile Holdings, Ltd.                                 82,524      26,887
    MiX Telematics, Ltd.                                     37,895      12,102
    MMI Holdings, Ltd.                                    4,074,366   6,390,403
    Mpact, Ltd.                                           1,546,824   3,228,928
    Murray & Roberts Holdings, Ltd.                       3,959,853   4,161,683
#*  Nampak, Ltd.                                          5,214,254   7,561,960
*   Net 1 UEPS Technologies, Inc.                               776       7,657
*   Northam Platinum, Ltd.                                3,415,807  11,888,519
    Oceana Group, Ltd.                                      447,176   3,204,189
    Omnia Holdings, Ltd.                                    589,522   6,087,066
    Peregrine Holdings, Ltd.                              2,102,419   4,782,474
#   Pick n Pay Stores, Ltd.                               2,121,860  10,212,494
    Pioneer Foods Group, Ltd.                               175,498   1,864,545
#*  PPC, Ltd.                                            14,360,518   5,205,626
    Raubex Group, Ltd.                                    1,306,791   2,350,656
    RCL Foods, Ltd.                                         705,154     850,384
    Reunert, Ltd.                                         1,517,644   8,278,632
#   Rhodes Food Group Pty, Ltd.                             466,314     804,770
#*  Royal Bafokeng Platinum, Ltd.                           706,327   1,643,506
    Santam, Ltd.                                            303,871   5,587,380

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Sappi, Ltd.                                            880,637 $  5,833,403
    Sibanye Gold, Ltd.                                   2,371,333    3,026,747
    SPAR Group, Ltd. (The)                               1,162,708   14,573,477
    Spur Corp., Ltd.                                       621,605    1,328,987
*   Stefanutti Stocks Holdings, Ltd.                       229,540       54,054
    Sun International, Ltd.                              1,096,248    4,615,941
*   Super Group, Ltd.                                    3,359,375    9,290,332
    Telkom SA SOC, Ltd.                                  1,921,390    9,483,907
    Tongaat Hulett, Ltd.                                 1,005,705    9,061,999
    Transaction Capital, Ltd.                              651,693      732,603
    Trencor, Ltd.                                        1,369,751    3,662,551
    Truworths International, Ltd.                        1,652,520    9,480,177
    Tsogo Sun Holdings, Ltd.                             2,858,414    4,960,394
    Wilson Bayly Holmes-Ovcon, Ltd.                        506,623    5,263,665
                                                                   ------------
TOTAL SOUTH AFRICA                                                  452,757,090
                                                                   ------------
SOUTH KOREA -- (13.8%)
#*  3S Korea Co., Ltd.                                      22,000       39,351
    ABco Electronics Co., Ltd.                              57,516      431,070
#   ABOV Semiconductor Co., Ltd.                           100,541      710,672
#*  Ace Technologies Corp.                                 178,732      690,992
#*  Actoz Soft Co., Ltd.                                    48,572      626,836
#   Advanced Nano Products Co., Ltd.                        68,114      956,526
#*  Advanced Process Systems Corp.                          74,225    2,912,088
    Aekyung Petrochemical Co., Ltd.                        109,618    1,519,469
#   AfreecaTV Co., Ltd.                                     74,661    1,601,888
#*  Agabang&Company                                        224,969    1,164,645
#   Ahn-Gook Pharmaceutical Co., Ltd.                       54,437      505,821
#   Ahnlab, Inc.                                            37,715    1,760,696
#   AJ Networks Co., Ltd.                                   81,351      505,269
#*  AJ Rent A Car Co., Ltd.                                125,497    1,133,578
#*  Ajin Industrial Co., Ltd.                               46,385      278,778
    AK Holdings, Inc.                                       38,421    2,461,006
#*  Alticast Corp.                                          73,734      286,041
#   ALUKO Co., Ltd.                                        367,542    1,412,953
*   Alvogen Korea Co., Ltd                                   1,360       32,770
#*  Amotech Co., Ltd.                                       67,096    1,619,159
#*  Anam Electronics Co., Ltd.                             738,248    1,845,635
#   Anapass, Inc.                                           63,390      903,896
#*  APS Holdings Corp.                                      83,203      838,745
    Asia Cement Co., Ltd.                                   11,962      929,520
    ASIA Holdings Co., Ltd.                                 10,133    1,032,455
#   Asia Paper Manufacturing Co., Ltd.                      40,433      718,992
*   Asiana Airlines, Inc.                                  891,347    4,119,700
#   Atinum Investment Co., Ltd.                            269,599      413,236
    AtlasBX Co., Ltd.                                          571       26,349
#*  AUK Corp.                                              199,140      444,687
#   Aurora World Corp.                                      42,236      401,940
#   Austem Co., Ltd.                                       127,720      400,940
#   Autech Corp.                                            94,806    1,075,425
#*  Automobile & PCB                                       251,614      319,219
#   Avaco Co., Ltd.                                        105,551      706,951
#   Avatec Co., Ltd.                                         5,446       37,748

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Baiksan Co., Ltd.                                         91,020 $  793,651
#*  Barun Electronics Co., Ltd.                              501,382    689,591
#*  Barunson Entertainment & Arts Corp.                      398,930    770,185
#   Bcworld Pharm Co., Ltd.                                   33,271    770,525
#*  BH Co., Ltd.                                             109,956  2,035,886
    Binggrae Co., Ltd.                                        45,891  2,747,129
#*  BioSmart Co., Ltd.                                       130,436    557,681
#   BIT Computer Co., Ltd.                                   105,747    490,184
#   Bixolon Co., Ltd.                                         82,972    490,489
#   Bluecom Co., Ltd.                                         83,025    635,066
#   Boditech Med, Inc.                                       116,248  1,656,701
#*  Bohae Brewery Co., Ltd.                                  550,196    501,533
#   BoKwang Industry Co., Ltd.                                62,760    372,075
    Bookook Securities Co., Ltd.                              11,387    267,659
#*  Boryung Medience Co., Ltd.                                51,519    408,518
    Boryung Pharmaceutical Co., Ltd.                          38,597  1,439,434
#*  Bosung Power Technology Co., Ltd.                        353,519    819,329
#*  Brain Contents Co., Ltd.                                 805,232    849,977
#   BRIDGETEC Corp.                                           35,241    199,370
#*  Bubang Co., Ltd.                                         218,353    684,425
*   BUGS Corp.                                                45,508    435,081
#   Bukwang Pharmaceutical Co., Ltd.                         106,859  2,062,544
    Busan City Gas Co., Ltd.                                     805     27,516
#   BYC Co., Ltd.                                                746    237,713
#   Byucksan Corp.                                           369,822  1,189,780
#*  C&S Asset Management Co., Ltd.                           166,435    293,719
#*  CammSys Corp.                                            308,501    735,873
#*  Capro Corp.                                              314,815  1,694,043
#   Caregen Co., Ltd.                                         10,861    698,201
    Cell Biotech Co., Ltd.                                    47,294  1,502,923
#*  Celltrion Pharm, Inc.                                     77,179  1,376,142
#*  Chabiotech Co., Ltd.                                     302,198  3,240,691
#   Changhae Ethanol Co., Ltd.                                51,020    832,911
#*  Charm Engineering Co., Ltd.                              197,955    529,553
#*  Chemtronics Co., Ltd.                                     71,610    485,586
#   Cheryong Industrial Co. Ltd/new                           49,903    346,868
#*  Chin Hung International, Inc.                            234,602    464,090
*   China Great Star International, Ltd.                     225,700    272,560
    Chinyang Holdings Corp.                                  152,138    433,968
#*  Choa Pharmaceutical Co.                                   49,861    199,422
#   Choheung Corp.                                               234     63,543
#   Chokwang Leather Co., Ltd.                                   607     20,996
#   Chokwang Paint, Ltd.                                      45,216    468,202
    Chong Kun Dang Pharmaceutical Corp.                       45,831  4,608,805
#   Chongkundang Holdings Corp.                               26,473  1,577,556
#   Choong Ang Vaccine Laboratory                             39,308    627,274
#*  Chorokbaem Media Co., Ltd.                               266,918    357,701
    Chosun Refractories Co., Ltd.                              6,715    536,399
#   Chungdahm Learning, Inc.                                  35,344    532,051
#   CJ Freshway Corp.                                         48,575  1,821,288
    CJ Hellovision Co., Ltd.                                 204,279  1,590,024
    CJ O Shopping Co., Ltd.                                   25,709  4,568,538
#*  CJ Seafood Corp.                                         172,479    500,167

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   CKD Bio Corp.                                             27,414 $  520,817
    Com2uSCorp                                                64,232  6,581,167
#   Commax Co., Ltd.                                          43,997    268,150
#   Coreana Cosmetics Co., Ltd.                              181,290    834,979
#   Cosmax BTI, Inc.                                          36,280    808,699
#   Cosmax, Inc.                                              57,327  5,295,106
#*  Cosmochemical Co., Ltd.                                   28,914    288,006
#*  COSON Co., Ltd.                                          117,294  1,120,151
*   COWELL FASHION Co., Ltd.                                   4,069     14,225
#*  Creaplanet Co., Ltd.                                      97,236    228,596
#*  Crown Confectionery Co., Ltd.                             53,942  1,010,062
#   CROWNHAITAI Holdings Co., Ltd.                            41,889    873,870
#*  CrucialTec Co., Ltd.                                     373,426  1,050,052
#   CS Wind Corp.                                             46,867  1,122,673
#*  CTC BIO, Inc.                                             65,664    445,296
#*  CTL, Inc.                                                160,964    397,991
    Cuckoo Electronics Co., Ltd.                               1,906    239,426
#*  CUROCOM Co., Ltd.                                         85,800    177,011
#*  Curoholdings Co., Ltd.                                   423,171    418,329
#   D.I Corp.                                                202,400    828,587
    Dae Dong Industrial Co., Ltd.                             86,989    552,514
    Dae Han Flour Mills Co., Ltd.                              7,377  1,246,017
#   Dae Hwa Pharmaceutical Co., Ltd.                          22,883    439,658
#   Dae Hyun Co., Ltd.                                       199,509    528,437
#*  Dae Won Chemical Co., Ltd.                               242,360    556,746
    Dae Won Kang Up Co., Ltd.                                141,276    546,510
#*  Dae Young Packaging Co., Ltd.                            622,311    487,193
#   Dae-Il Corp.                                              93,491    876,673
#*  Daea TI Co., Ltd.                                        515,134    851,449
#   Daebongls Co., Ltd.                                       54,882    489,014
#*  Daechang Co., Ltd.                                       314,932    336,342
    Daechang Forging Co., Ltd.                                 6,065    355,508
#   Daeduck Electronics Co.                                  266,042  2,660,705
    Daeduck GDS Co., Ltd.                                    157,900  2,664,019
#   Daegu Department Store                                    32,833    372,816
#   Daehan New Pharm Co., Ltd.                                77,903    758,837
    Daehan Steel Co., Ltd.                                   110,123  1,367,871
#   Daejoo Co., Ltd.                                          12,773     21,057
*   Daejoo Electronic Materials Co., Ltd.                      4,042     27,831
    Daekyo Co., Ltd.                                         224,100  1,648,611
#*  Daekyung Machinery & Engineering Co., Ltd.               805,869    426,448
#   Daelim B&Co Co., Ltd.                                     93,999    680,001
    Daelim C&S Co., Ltd.                                       1,033     15,315
#*  DAEMYUNG Corp. Co., Ltd.                                 358,770    755,231
#   Daeryuk Can Co., Ltd.                                     94,147    593,142
    Daesang Corp.                                            176,190  4,046,214
#   Daesang Holdings Co., Ltd.                               125,490  1,228,029
#   Daesung Energy Co., Ltd.                                  65,638    365,442
#   Daesung Holdings Co., Ltd.                                26,734    216,888
#*  Daewon Cable Co., Ltd.                                   404,913    457,376
#*  Daewon Media Co., Ltd.                                    68,288    427,214
#   Daewon Pharmaceutical Co., Ltd.                          101,741  1,710,049
#   Daewon San Up Co., Ltd.                                   85,129    560,357

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.       676,333 $  507,680
#   Daewoong Co., Ltd.                                       122,460  1,657,658
#   Daewoong Pharmaceutical Co., Ltd.                         37,952  3,161,854
*   Dahaam E-Tec Co., Ltd.                                     2,100      6,334
#   Daihan Pharmaceutical Co., Ltd.                           30,940  1,004,764
    Daishin Securities Co., Ltd.                             297,668  4,070,933
#*  Danal Co., Ltd.                                          285,365  1,372,294
#   Daou Data Corp.                                          153,138  1,661,884
    Daou Technology, Inc.                                    248,408  4,937,574
#*  Dasan Networks, Inc.                                     115,433    551,657
#   Dawonsys Co., Ltd.                                       165,211  1,698,109
#   Dayou Automotive Seat Technology Co., Ltd.               450,321    539,063
#*  Dayou Plus Co., Ltd.                                     443,110    391,141
#   DCM Corp.                                                 37,727    448,503
#*  Deutsch Motors, Inc.                                     139,299    825,242
#   DHP Korea Co., Ltd.                                       80,405    631,677
    Digital Chosun Co., Ltd.                                 216,515    441,526
#*  Digital Optics Co., Ltd.                                 125,488    258,594
#   Digital Power Communications Co., Ltd.                   246,518  1,001,820
#*  DIO Corp.                                                101,568  3,172,042
#   Display Tech Co., Ltd.                                    52,616    190,496
#   DMS Co., Ltd.                                            151,922  1,336,438
#*  DNF Co., Ltd.                                             70,063    979,886
#   Dong A Eltek Co., Ltd.                                    69,259  1,203,344
    Dong Ah Tire & Rubber Co., Ltd.                           69,578  1,711,685
    Dong-A Socio Holdings Co., Ltd.                           21,487  2,478,995
#   Dong-A ST Co., Ltd.                                       32,116  2,382,219
#   Dong-A Steel Technology Co., Ltd.                          7,197     51,262
#   Dong-Ah Geological Engineering Co., Ltd.                  73,801    902,822
#   Dong-Il Corp.                                              6,436    331,756
#   Dongbang Transport Logistics Co., Ltd.                    64,316     97,127
#*  DONGBU Co., Ltd.                                         746,280    495,987
#*  Dongbu Corp.                                              61,224    839,220
*   Dongbu HiTek Co., Ltd.                                   249,733  4,267,399
*   Dongbu Securities Co., Ltd.                              259,342    927,245
#*  Dongbu Steel Co., Ltd.                                    32,375    353,009
    Dongil Industries Co., Ltd.                                9,710    650,767
#   Dongjin Semichem Co., Ltd.                               231,941  3,503,359
#*  Dongkook Industrial Co., Ltd.                            184,139    366,882
    DongKook Pharmaceutical Co., Ltd.                         32,149  1,729,372
#   Dongkuk Industries Co., Ltd.                             271,917  1,149,283
    Dongkuk Steel Mill Co., Ltd.                             455,870  5,844,057
#   Dongkuk Structures & Construction Co., Ltd.              218,679  1,250,666
#   Dongnam Marine Crane Co., Ltd.                           103,680    328,036
#   Dongsung Chemical Co., Ltd.                               17,370    272,555
#   DONGSUNG Corp.                                           222,522  1,284,610
#   Dongsung Finetec Co., Ltd.                               138,157    739,437
#*  Dongsung Pharmaceutical Co., Ltd.                        135,274    471,522
#   Dongwha Enterprise Co., Ltd.                              26,910    876,535
    Dongwha Pharm Co., Ltd.                                  168,709  1,233,250
#   Dongwon Development Co., Ltd.                            530,894  2,372,473
#   Dongwon F&B Co., Ltd.                                      9,380  1,810,507
    Dongwon Industries Co., Ltd.                              10,092  2,497,282

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
    Dongwon Systems Corp.                                      5,546 $  263,686
#*  Dongwoo Farm To Table Co., Ltd.                           58,857    222,734
    Dongyang E&P, Inc.                                        37,129    435,988
#*  Dongyang Steel Pipe Co., Ltd.                            649,873    752,018
#*  Doosan Engine Co., Ltd.                                  295,630  1,090,135
    DoubleUGames Co., Ltd.                                    64,730  3,642,477
#   Douzone Bizon Co., Ltd.                                  143,454  4,475,275
#*  Dragonfly GF Co., Ltd.                                    51,555    216,638
    DRB Holding Co., Ltd.                                     62,944    536,060
#   DSK Co., Ltd.                                             98,543    933,664
#   DSR Corp.                                                 23,050    131,651
#   DSR Wire Corp.                                            66,361    368,960
#*  DST ROBOT Co., Ltd.                                      438,095    920,612
#*  Duk San Neolux Co., Ltd.                                  67,020  1,470,311
#*  Duksan Hi-Metal Co., Ltd.                                 66,695    499,504
#   Duksung Co., Ltd.                                         81,764    329,756
    DY Corp.                                                 135,846    874,283
    DY POWER Corp.                                            43,486    690,563
#   e Tec E&C, Ltd.                                           12,446  1,528,278
    e-Credible Co., Ltd.                                       3,132     37,391
#   e-LITECOM Co., Ltd.                                       57,134    475,980
#*  E-TRON Co., Ltd.                                       1,491,477    421,544
    E1 Corp.                                                  24,190  1,323,111
#   Eagon Industrial, Ltd.                                    60,472    510,570
#   Easy Bio, Inc.                                           355,667  2,199,274
#*  EcoBio Holdings Co., Ltd.                                 52,300    443,599
#*  Ecopro Co., Ltd.                                         158,695  4,189,691
#   EG Corp.                                                  34,204    220,455
#*  Ehwa Technologies Information Co., Ltd.                1,996,096    618,436
#   Elcomtec Co., Ltd.                                       261,529    525,939
#   Elentec Co., Ltd.                                        111,206    499,552
*   ELK Corp.                                                151,448    177,879
#   EM-Tech Co., Ltd.                                        100,379  1,215,879
#*  Emerson Pacific, Inc.                                     53,679  1,479,774
#*  EMKOREA Co., Ltd.                                         60,585    216,536
#*  EMW Co., Ltd.                                            173,518    385,286
#   Enex Co., Ltd.                                           306,803    572,662
#   ENF Technology Co., Ltd.                                  79,474  1,546,550
#   Eo Technics Co., Ltd.                                     64,235  4,806,945
#   Estechpharma Co., Ltd.                                    76,674    674,344
#*  ESTsoft Corp.                                             33,140    232,140
#   Eugene Corp.                                             393,797  2,216,434
*   Eugene Investment & Securities Co., Ltd.                 588,034  1,939,286
#   Eugene Technology Co., Ltd.                              121,036  1,853,268
#   Eusu Holdings Co., Ltd.                                  113,490    772,458
#   EVERDIGM Corp.                                            70,181    777,373
#*  EXA E&C, Inc.                                             99,097    143,466
#   Ezwelfare Co., Ltd.                                       15,152     91,864
#   F&F Co., Ltd.                                             56,212  1,408,631
#   Farmsco                                                  141,480  1,542,954
#*  FarmStory Co., Ltd.                                      449,372    576,304
#   Feelux Co., Ltd.                                         203,881    573,632
#   Fila Korea, Ltd.                                          87,205  5,766,691

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Fine DNC Co., Ltd.                                       103,000 $  303,815
#   Fine Technix Co., Ltd.                                   206,246    448,075
#*  Finetex EnE, Inc.                                         61,015    256,640
#*  Firstec Co., Ltd.                                        209,199    663,319
#*  Foosung Co., Ltd.                                        414,178  4,069,364
    Fursys, Inc.                                              14,730    440,443
#*  G-SMATT GLOBAL Co., Ltd.                                 127,846  1,546,356
#*  Gamevil, Inc.                                             45,326  2,230,686
    Gaon Cable Co., Ltd.                                      22,214    511,906
#*  Genic Co., Ltd.                                           42,082    409,559
#*  Genie Music Corp.                                        163,238    707,006
#   Geumhwa PSC Co., Ltd.                                      4,147    139,241
#*  Gigalane Co., Ltd.                                        35,427    213,908
    GIIR, Inc.                                                22,387    199,672
#*  Global Display Co., Ltd.                                  62,631    221,865
#*  GNCO Co., Ltd.                                           616,593  1,149,085
#   Golfzon Co., Ltd.                                         23,909  1,084,886
#   GOLFZONNEWDIN Co., Ltd.                                  162,630    817,185
#*  Good People Co., Ltd.                                     89,915    162,291
    Grand Korea Leisure Co., Ltd.                            131,242  2,693,448
    Green Cross Holdings Corp.                               107,418  3,149,198
#*  GS Global Corp.                                          392,637  1,087,493
    GS Home Shopping, Inc.                                    24,403  5,131,774
#   Gwangju Shinsegae Co., Ltd.                                3,631    796,274
#   Haesung Industrial Co., Ltd.                              25,164    292,343
*   Haesung Optics Co., Ltd.                                   6,562     35,176
#*  Halla Corp.                                              144,180    639,227
#   Halla Holdings Corp.                                      71,811  4,231,869
#   Han Kuk Carbon Co., Ltd.                                 261,090  1,398,256
#*  Hana Micron, Inc.                                        148,212    671,115
#   Hana Tour Service, Inc.                                   78,068  5,941,813
#   Hancom, Inc.                                             138,714  1,982,297
#   Handok, Inc.                                              41,183    926,089
    Handsome Co., Ltd.                                       124,599  4,019,558
    Hanil Cement Co., Ltd.                                    26,196  2,900,423
#*  Hanil Vacuum Co., Ltd.                                   213,642    457,365
#*  Hanjin Heavy Industries & Construction Co., Ltd.         712,169  2,822,180
#*  Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd.                                                    87,816    445,510
#*  Hanjin Kal Corp.                                         348,244  7,318,037
*   Hanjin P&C Co., Ltd.                                     285,435    563,834
    Hanjin Transportation Co., Ltd.                           80,592  2,273,118
#*  Hankook Cosmetics Co., Ltd.                               72,097    997,198
#   Hankook Cosmetics Manufacturing Co., Ltd.                 15,080    316,575
    Hankook Shell Oil Co., Ltd.                                4,999  1,840,615
    Hankuk Glass Industries, Inc.                              9,314    256,946
    Hankuk Paper Manufacturing Co., Ltd.                      21,530    568,504
#   Hankuk Steel Wire Co., Ltd.                               58,735    158,765
#   Hanla IMS Co., Ltd.                                       43,244    282,159
#   Hanmi Semiconductor Co., Ltd.                            230,587  1,739,895
#   HanmiGlobal Co., Ltd.                                     55,375    586,052
#   Hans Biomed Corp.                                         58,414    866,139
#   Hansae Co., Ltd.                                         170,552  3,989,987
#   Hansae Yes24 Holdings Co., Ltd.                           88,379    782,394

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Hanshin Construction                                      50,625 $  920,541
#   Hanshin Machinery Co.                                    212,588    832,065
#   Hansol Chemical Co., Ltd.                                 74,579  5,035,469
*   Hansol Holdings Co., Ltd.                                369,722  2,058,271
#*  Hansol HomeDeco Co., Ltd.                                608,347    810,060
    Hansol Paper Co., Ltd.                                   139,747  2,372,679
#*  Hansol SeenTec Co., Ltd.                                 318,065    355,271
#*  Hansol Technics Co., Ltd.                                128,179  1,787,431
#*  Hanwha Galleria Timeworld Co., Ltd.                       17,255    439,489
    Hanwha General Insurance Co., Ltd.                       355,457  3,192,127
#*  Hanwha Investment & Securities Co., Ltd.               1,037,505  3,408,590
#   Hanyang Eng Co., Ltd.                                     39,237    457,194
#   Hanyang Securities Co., Ltd.                              27,671    202,534
#   Harim Co., Ltd.                                          253,466  1,034,881
#   Harim Holdings Co., Ltd.                                 282,751  1,053,993
    HB Technology Co., Ltd.                                  438,036  1,838,003
#   Heung-A Shipping Co., Ltd.                             1,147,462  1,359,414
#*  Heungkuk Fire & Marine Insurance Co., Ltd.               143,437    852,266
#   High Tech Pharm Co., Ltd.                                 23,615    262,710
    Hitejinro Holdings Co., Ltd.                              64,454    665,273
*   HizeAero Co., Ltd.                                         9,927     80,021
    HMC Investment Securities Co., Ltd.                      140,051  1,489,335
#   Home Center Holdings Co., Ltd.                           243,819    848,742
#*  Homecast Co., Ltd.                                       232,691  1,878,498
#   HS Industries Co., Ltd.                                  270,519  2,279,638
    HS R&A Co., Ltd.                                         249,010    657,336
    Huchems Fine Chemical Corp.                              162,678  3,625,728
    Humax Co., Ltd.                                          148,133  1,429,401
#   Humedix Co., Ltd.                                         41,577  1,105,773
#*  Huneed Technologies                                       62,722    577,498
*   Huons Co., Ltd.                                           31,682  1,488,201
#   Huons Global Co., Ltd.                                    41,429  1,290,129
#   Husteel Co., Ltd.                                         10,089    137,045
    Huvis Corp.                                              124,216    904,894
#   Huvitz Co., Ltd.                                          81,214    943,421
    Hwa Shin Co., Ltd.                                       150,117    772,400
    Hwacheon Machine Tool Co., Ltd.                            4,979    264,313
#   Hwail Pharm Co., Ltd.                                     74,710    447,813
    Hwangkum Steel & Technology Co., Ltd.                     57,400    467,932
    HwaSung Industrial Co., Ltd.                              78,001  1,059,423
#   Hy-Lok Corp.                                              74,111  1,526,170
#   Hyosung ONB Co., Ltd.                                     10,277    100,135
#   HyosungITX Co., Ltd.                                      29,128    408,816
    Hyundai BNG Steel Co., Ltd.                               77,580    890,644
#*  Hyundai Cement Co.                                        22,245    492,683
#   Hyundai Corp Holdings Inc.                                36,938    486,891
    Hyundai Corp.                                             65,431  1,189,743
    Hyundai Engineering Plastics Co., Ltd.                   151,088    938,702
    Hyundai Hy Communications & Networks Co., Ltd.           297,145  1,109,953
#   Hyundai Livart Furniture Co., Ltd.                       115,620  2,612,869
#*  Hyundai Merchant Marine Co., Ltd.                         35,373    246,223
*   Hyundai Mipo Dockyard Co., Ltd.                           48,721  4,676,792
#   Hyundai Pharmaceutical Co., Ltd.                         158,899    610,127

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   HyVision System, Inc.                                     99,434 $1,141,915
#   I Controls, Inc.                                          19,674    522,458
#   i-Components Co., Ltd.                                    43,399    286,973
    i-SENS, Inc.                                              70,083  1,703,362
#   I3System, Inc.                                            34,950    788,651
#*  iA, Inc.                                                 211,507    683,732
#   ICD Co., Ltd.                                            102,076  1,307,668
#*  IE, Ltd.                                               1,307,133    290,850
#*  IHQ, Inc.                                                524,368    979,167
#   Il Dong Holdings Co., Ltd.                                33,200    456,989
#   IL Dong Pharmaceutical Co., Ltd.                          51,329    882,738
    Ilji Technology Co., Ltd.                                 10,190     47,056
*   Iljin Display Co., Ltd.                                   44,062    309,043
#   Iljin Electric Co., Ltd.                                 123,737    499,059
#   Iljin Holdings Co., Ltd.                                 203,422  1,049,542
#   Iljin Materials Co., Ltd.                                122,458  4,099,071
#   Ilshin Spinning Co., Ltd.                                 11,220  1,218,559
#*  ilShinbiobase Co,Ltd.                                     55,644    115,359
#   Ilsung Pharmaceuticals Co., Ltd.                           3,892    457,204
#*  IM Co., Ltd.                                             159,586    624,072
#   iMarketKorea, Inc.                                       170,219  1,939,059
#   InBody Co., Ltd.                                          87,717  2,295,629
#*  Infinitt Healthcare Co., Ltd.                            108,610    654,098
#*  Infraware, Inc.                                          184,486    254,608
#*  INITECH Co., Ltd.                                         67,933    458,604
#*  InkTec Co., Ltd.                                           8,164     42,007
    Innocean Worldwide, Inc.                                  35,689  2,177,675
#*  InnoWireless, Inc.                                        21,995    282,063
#*  Innox Advanced Materials Co., Ltd.                        44,674  2,722,637
#*  Innox Corp.                                               19,227    374,890
#*  Insun ENT Co., Ltd.                                      212,865  1,536,239
#   Intelligent Digital Integrated Security Co., Ltd.         33,909    245,578
    Intergis Co., Ltd.                                        11,220     31,637
#   Interojo Co., Ltd.                                        58,751  1,876,785
#   Interpark Corp.                                           94,204    810,995
    Interpark Holdings Corp.                                 371,641  1,903,002
    INTOPS Co., Ltd.                                         110,618  1,159,973
#*  INVENIA Co., Ltd.                                        107,874    519,398
    Inzi Controls Co., Ltd.                                   42,034    191,788
#   INZI Display Co., Ltd.                                    32,254     54,307
#*  Iones Co., Ltd.                                           51,291    778,206
    IS Dongseo Co., Ltd.                                      59,462  2,205,523
#   ISC Co., Ltd.                                             67,904  1,554,412
    ISU Chemical Co., Ltd.                                    84,473  1,351,848
#   IsuPetasys Co., Ltd.                                     225,059    870,329
#   J.ESTINA Co., Ltd.                                        80,276    441,694
#*  Jaeyoung Solutec Co., Ltd.                               157,239    316,515
    Jahwa Electronics Co., Ltd.                               90,376  1,506,968
#   JASTECH, Ltd.                                             68,700  1,175,657
#*  Jayjun Cosmetic Co., Ltd.                                285,225  1,332,824
    JB Financial Group Co., Ltd.                             973,157  6,028,908
#   JC Hyun System, Inc.                                      86,648    468,670
*   Jcontentree Corp.                                        276,030  1,058,227

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Jeil Pharma Holdings, Inc.                                 1,543 $   67,317
#*  Jeil Pharmaceutical Co., Ltd.                              3,729    239,258
    Jeju Air Co., Ltd.                                        58,366  1,864,961
#*  Jeju Semiconductor Corp.                                  66,476    201,664
    Jinro Distillers Co., Ltd.                                14,738    438,481
#   Jinsung T.E.C.                                            93,414    772,067
#   JLS Co., Ltd.                                             53,544    354,425
*   JoyCity Corp.                                             28,364    356,231
*   Jusung Engineering Co., Ltd.                             283,263  4,123,203
#   JVM Co., Ltd.                                             26,505  1,356,491
#   JW Holdings Corp.                                        260,748  2,089,496
#   JW Pharmaceutical Corp.                                   74,505  3,142,273
#   JW Shinyak Corp.                                          16,523    111,020
*   JYP Entertainment Corp.                                  211,588  1,342,077
#   Kangnam Jevisco Co., Ltd.                                 27,544    996,833
#   KAON Media Co., Ltd.                                     100,646  1,065,557
    KB Financial Group, Inc.                                  42,296  2,248,891
    KC Cottrell Co., Ltd.                                     15,012     68,929
#   KC Green Holdings Co., Ltd.                              117,172    647,996
#   KC Tech Co., Ltd.                                        156,035  3,310,995
#   KCC Engineering & Construction Co., Ltd.                  56,749    547,420
    KCI, Ltd.                                                  2,256     15,436
*   KEC Corp.                                                542,889    468,637
#   KEPCO Engineering & Construction Co., Inc.               100,420  1,700,246
#   Keyang Electric Machinery Co., Ltd.                      177,711    763,862
#*  KEYEAST Co., Ltd.                                        466,462    900,437
    KG Chemical Corp.                                         68,855    960,882
#   KG Eco Technology Service Co., Ltd.                      234,280    943,556
#   Kginicis Co., Ltd.                                       129,426  1,497,499
    KGMobilians Co., Ltd.                                    136,847    907,363
#   KH Vatec Co., Ltd.                                       135,110  1,004,530
    KISCO Corp.                                               32,763  1,266,213
#   KISCO Holdings Co., Ltd.                                   9,587    644,995
#   Kishin Corp.                                              49,420    208,473
    KISWIRE, Ltd.                                             46,934  1,651,706
#*  KJ Pretech Co., Ltd.                                      50,707    117,499
#*  KleanNara Co., Ltd.                                      154,710    691,362
*   KMH Co., Ltd.                                             76,476    710,753
#*  KMH Hitech Co., Ltd.                                     147,148    159,774
*   KMW Co., Ltd.                                              3,095     36,352
#   Kocom Co., Ltd.                                           58,105    433,808
#   Kodaco Co., Ltd.                                         244,133    771,043
#*  KODI-M Co., Ltd.                                         356,894    351,878
    Koentec Co., Ltd.                                        306,814  1,321,492
    Koh Young Technology, Inc.                                79,936  4,584,230
#   Kolao Holdings                                           163,486    808,281
#   Kolmar BNH Co., Ltd.                                      61,048  1,115,733
#   Kolon Corp.                                               50,319  2,783,484
    Kolon Global Corp.                                        46,405    527,090
#   Kolon Life Science, Inc.                                   1,839    194,743
#   Kolon Plastic, Inc.                                      107,722    656,150
#   Komelon Corp.                                             37,832    326,510
#*  KONA I Co., Ltd.                                         116,957  1,369,742

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Kook Soon Dang Brewery Co., Ltd.                          99,599 $  573,260
#   Kopla Co., Ltd.                                           90,088    499,794
#   Korea Alcohol Industrial Co., Ltd.                       107,772    784,451
#   Korea Autoglass Corp.                                     62,904  1,176,356
#   Korea Cast Iron Pipe Industries Co., Ltd.                 73,358    678,451
#   Korea Circuit Co., Ltd.                                   87,762  1,053,869
    Korea District Heating Corp.                              23,401  1,619,117
    Korea Electric Terminal Co., Ltd.                         43,116  2,719,660
#   Korea Electronic Certification Authority, Inc.           130,360    735,766
#   Korea Electronic Power Industrial Development Co., Ltd.   74,881    304,482
    Korea Export Packaging Industrial Co., Ltd.                5,621     96,950
    Korea Flange Co., Ltd.                                    20,776    249,487
#   Korea Fuel-Tech Corp.                                     79,102    338,265
#   Korea Industrial Co., Ltd.                                95,471    281,528
#*  Korea Information & Communications Co, Ltd.              116,308  1,190,428
#   Korea Information Certificate Authority, Inc.            114,704    580,430
#   Korea Kolmar Holdings Co., Ltd.                           54,328  1,454,691
#*  Korea Line Corp.                                         121,541  3,505,795
#*  Korea Materials & Analysis Corp.                          34,083    595,053
#   Korea United Pharm, Inc.                                  83,299  1,500,281
    Korean Reinsurance Co.                                   282,642  3,258,326
#   Kortek Corp.                                              87,678  1,097,075
#   KPX Chemical Co., Ltd.                                    15,622    993,975
#*  KR Motors Co., Ltd.                                       56,572     39,269
#*  KSCB Co., Ltd.                                            96,615    419,740
#   Ksign Co., Ltd.                                          314,358    502,874
    KSS LINE, Ltd.                                            87,290    764,046
*   KT Hitel Co., Ltd.                                       100,292    594,632
    KT Skylife Co., Ltd.                                     181,031  2,701,488
#   KT Submarine Co., Ltd.                                   119,916    488,672
*   KTB Investment & Securities Co., Ltd.                    312,145  1,000,512
#   KTCS Corp.                                               247,713    528,110
#   Ktis Corp.                                               217,997    631,975
#*  Kuk Young G&M                                            186,943    210,172
#   Kukbo Design Co., Ltd.                                    28,842    515,075
#   Kukdo Chemical Co., Ltd.                                  27,613  1,411,234
*   Kukdong Corp.                                              2,138      8,019
#   Kukdong Oil & Chemicals Co., Ltd.                         89,179    272,113
#*  Kum Yang Co., Ltd. .                                     101,497    201,136
#*  Kumho Electric Co., Ltd.                                  18,861    167,658
#   Kumho Industrial Co., Ltd.                               152,218  1,537,670
#*  Kumho Tire Co., Inc.                                     876,488  5,910,912
#   Kumkang Kind Co., Ltd.                                    20,203    680,322
    Kwang Dong Pharmaceutical Co., Ltd.                      280,349  2,110,845
#*  Kwang Myung Electric Co., Ltd.                           309,364    687,894
#   Kwangju Bank Co., Ltd.                                   213,058  2,637,012
#*  Kyeryong Construction Industrial Co., Ltd.                23,386    373,686
    Kyobo Securities Co., Ltd.                               158,127  1,484,026
#   Kyongbo Pharmaceutical Co., Ltd.                          80,079    908,989
#   Kyung Dong Navien Co., Ltd.                               41,530  1,313,268
#*  Kyung Nam Pharm Co., Ltd.                                 32,982    278,267
#   Kyung-In Synthetic Corp.                                 247,011    876,935
#   Kyungbang, Ltd.                                           74,659  1,087,634

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Kyungchang Industrial Co., Ltd.                           87,499 $  383,616
#*  KyungDong City Gas Co., Ltd.                              15,245    690,694
#   KyungDong Invest Co., Ltd.                                 9,266    440,461
    Kyungdong Pharm Co., Ltd.                                 55,125    945,847
#   L&F Co., Ltd.                                             49,146  1,183,653
#*  LabGenomics Co., Ltd.                                      9,768     65,884
#*  LB Semicon, Inc.                                         258,995    645,335
#   LEADCORP, Inc. (The)                                     138,035    932,585
#*  Leaders Cosmetics Co., Ltd.                               97,586  1,273,060
    Lee Ku Industrial Co., Ltd.                              203,505    421,923
#   LEENO Industrial, Inc.                                    72,064  3,192,317
#   Leenos Corp.                                             179,182    494,988
    LF Corp.                                                 167,758  4,701,428
    LG Hausys, Ltd.                                           54,327  5,339,229
    LG International Corp.                                   252,508  6,633,882
#   Lion Chemtech Co., Ltd.                                   57,397    756,512
*   LIS Co., Ltd.                                             50,093    577,651
#*  Liveplex Co., Ltd.                                       608,379    477,264
#   LMS Co., Ltd.                                             35,094    366,527
#   Lock & Lock Co., Ltd.                                    160,625  1,930,857
#*  LOT Vacuum Co., Ltd.                                      66,019  1,027,206
    LOTTE Fine Chemical Co., Ltd.                            156,874  6,059,150
    Lotte Food Co., Ltd.                                       5,957  3,323,093
    LOTTE Himart Co., Ltd.                                    73,525  4,572,804
    Lotte Non-Life Insurance Co., Ltd.                       564,705  1,554,195
    LS Industrial Systems Co., Ltd.                           54,256  2,800,124
#*  Lumens Co., Ltd.                                         376,967  1,367,019
#   Lutronic Corp.                                            94,212    977,100
#*  Macrogen, Inc.                                            71,414  1,483,861
*   Maeil Dairies Co., Ltd.                                   24,800  1,670,985
#   Maeil Holdings Co., Ltd.                                  22,273    476,736
#*  Majestar Co., Ltd.                                       253,982    378,065
*   Maniker Co., Ltd.                                         42,141     27,792
#*  Mcnex Co., Ltd.                                           38,722    661,299
#   MDS Technology Co., Ltd.                                  50,309    938,704
#*  Mediana Co., Ltd.                                         32,764    402,471
#   Meerecompany, Inc.                                        12,732    867,055
#   MegaStudy Co., Ltd.                                       20,245    546,240
    MegaStudyEdu Co., Ltd.                                     4,919    155,062
#*  Melfas, Inc.                                             162,116    656,091
    META BIOMED Co., Ltd.                                    145,135    440,491
#*  Mgame Corp.                                              117,865    440,646
#   Mi Chang Oil Industrial Co., Ltd.                          6,137    491,327
#*  MiCo, Ltd.                                               220,135    822,341
#   Minwise Co., Ltd.                                         65,277  1,186,879
    Mirae Asset Life Insurance Co., Ltd.                     589,568  2,767,111
#*  Mirae Corp.                                            2,226,388    511,562
#   Miwon Chemicals Co., Ltd.                                  3,630    214,370
*   Miwon Commercial Co., Ltd.                                   716    144,515
#   Miwon Holdings Co., Ltd.                                   3,706    247,121
#*  Miwon Specialty Chemical Co., Ltd.                        10,283    561,432
#   MK Electron Co., Ltd.                                    135,468  1,354,988
#   MK Trend Co., Ltd.                                        39,245    441,727

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#*  MNTech Co., Ltd.                                         154,760 $  979,830
#   Mobase Co., Ltd.                                          97,977    693,821
#*  Moda, Inc.                                               111,648    890,171
#*  Moda-InnoChips Co., Ltd.                                  14,702    107,104
    Modetour Network, Inc.                                   132,911  3,417,213
#   Monalisa Co., Ltd.                                       104,072    436,587
#   MonAmi Co., Ltd.                                         112,097    347,301
#   Moorim P&P Co., Ltd.                                     187,836    787,402
#*  Moorim Paper Co., Ltd.                                   149,278    364,290
#   Motonic Corp.                                             82,346    728,195
#*  MPK Group, Inc.                                          151,072    177,525
#   Muhak Co., Ltd.                                          119,724  2,427,939
#   Multicampus Co, Ltd.                                      18,718    629,322
#   Myungmoon Pharm Co., Ltd.                                137,956    697,281
    Namhae Chemical Corp.                                    185,342  1,616,297
#*  Namsun Aluminum Co., Ltd.                                551,622    603,976
#*  Namuga Co., Ltd.                                           9,406    239,366
    Namyang Dairy Products Co., Ltd.                           2,582  1,688,939
#*  Nanos Co., Ltd.                                           38,381    435,583
#   Nasmedia Co., Ltd.                                        26,106  1,305,923
#*  Naturalendo Tech Co., Ltd.                                24,278    532,335
#   NeoPharm Co., Ltd.                                        36,432  1,040,318
#*  Neowiz                                                   136,646  1,471,329
#*  NEOWIZ HOLDINGS Corp.                                     40,849    559,889
#*  NEPES Corp.                                              148,791  1,354,359
#   Nexen Corp.                                              260,015  2,051,491
    Nexen Tire Corp.                                         245,800  2,921,706
#*  Nexon GT Co., Ltd.                                       122,123    779,676
#*  Next Entertainment World Co., Ltd.                        40,892    294,149
#   Nexturn Co., Ltd.                                         55,102    788,039
*   NHN Entertainment Corp.                                  114,640  7,856,562
#*  NHN KCP Corp.                                             89,049  1,478,848
    NICE Holdings Co., Ltd.                                  125,291  1,853,279
#   Nice Information & Telecommunication, Inc.                44,820    981,344
    NICE Information Service Co., Ltd.                       261,828  2,143,338
#   NICE Total Cash Management Co., Ltd.                     123,622  1,159,843
#*  NK Co., Ltd.                                             431,764    416,729
#   Nong Shim Holdings Co., Ltd.                              13,999  1,369,542
#*  Nong Woo Bio Co., Ltd.                                    67,166    885,524
#   Noroo Holdings Co., Ltd.                                  13,599    183,081
    NOROO Paint & Coatings Co., Ltd.                          77,085    601,898
    NPC                                                       66,771    381,376
#   NS Shopping Co., Ltd.                                    142,147  2,121,137
#*  Nuri Telecom Co., Ltd.                                    57,184    443,548
#*  NUTRIBIOTECH Co., Ltd.                                    68,287  1,345,512
#*  NUVOTEC Co., Ltd.                                        153,125    342,140
#*  Omnisystem Co., Ltd.                                     258,001    550,007
#*  ONDA Entertainment Co., Ltd.                             171,971    385,851
#   Openbase, Inc.                                           201,345    844,681
#   Opto Device Technology Co., Ltd.                          76,929    528,134
#*  OPTRON-TEC, Inc.                                         132,210  1,015,387
#*  Orientbio, Inc.                                          446,032    463,805
*   OSANGJAIEL Co., Ltd.                                       5,294     38,632

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#*  Osstem Implant Co., Ltd.                                  90,651 $4,871,984
#*  Osung LST Co., Ltd.                                      186,772    109,441
#*  Pan-Pacific Co., Ltd.                                    197,431    694,485
#   Pang Rim Co., Ltd.                                        10,174    198,496
#*  PaperCorea, Inc.                                       1,935,051    520,645
#   Paradise Co., Ltd.                                       383,866  4,557,255
    Partron Co., Ltd.                                        349,480  2,651,532
#*  Paru Co., Ltd.                                           228,164  1,339,999
#*  People & Technologies, Inc.                               45,983    558,856
#   PHARMA RESEARCH PRODUCTS Co., Ltd.                        35,624  1,187,591
#*  Pharmicell Co., Ltd.                                      85,904    297,710
#*  Phoenix Materials Co., Ltd.                              340,119    316,915
#   Pixelplus Co., Ltd.                                       29,482    271,224
#*  PNE Solution Co., Ltd.                                    63,484    446,994
#*  Pobis TNC Co., Ltd.                                      261,932    412,060
    Poongsan Corp.                                           170,395  7,565,071
    Poongsan Holdings Corp.                                   31,101  1,595,201
    POSCO Chemtech Co., Ltd.                                 172,510  3,228,867
#   POSCO Coated & Color Steel Co., Ltd.                      18,467    527,184
#   Posco ICT Co., Ltd.                                      415,037  2,378,719
#   Posco M-Tech Co., Ltd.                                   153,695    353,089
#*  Power Logics Co., Ltd.                                   225,980    944,631
#*  Prostemics Co., Ltd.                                     138,631    388,953
#   Protec Co., Ltd.                                          41,274    576,614
    PS TEC Co., Ltd.                                           6,466     38,339
#   PSK, Inc.                                                121,588  2,342,725
#   Pulmuone Co., Ltd.                                         7,421    825,521
#   Pyeong Hwa Automotive Co., Ltd.                          109,829  1,407,894
#*  RaonSecure Co., Ltd.                                     179,436    472,470
#*  Redrover Co., Ltd.                                       202,805  1,058,805
#   Reyon Pharmaceutical Co., Ltd.                            37,700    927,420
#   RFsemi Technologies, Inc.                                 30,415    176,978
#*  RFTech Co., Ltd.                                         153,737    743,368
#   Robostar Co., Ltd.                                        50,124    972,173
    Rorze Systems Corp.                                        1,524     12,291
#*  S Net Systems, Inc.                                       96,478    479,614
#*  S&S Tech Corp.                                           119,124    658,163
#*  S&T Corp.                                                 14,935    233,513
*   S&T Dynamics Co., Ltd.                                   180,646  1,501,932
    S&T Holdings Co., Ltd.                                    56,991    840,948
#   S&T Motiv Co., Ltd.                                       77,769  3,692,594
#*  S-Connect Co., Ltd.                                      411,038    813,551
#   S-Energy Co., Ltd.                                        79,510    648,806
#*  S-MAC Co., Ltd.                                          805,271    679,331
#   S.Y. Panel Co., Ltd.                                      95,352    791,168
#   Saeron Automotive Corp.                                    2,640     18,493
#   Sajo Industries Co., Ltd.                                 23,494  1,606,172
*   Sajodongaone Co., Ltd.                                   149,799    219,582
*   SAJOHAEPYO Corp.                                             574      6,258
#   Sam Chun Dang Pharm Co., Ltd.                            110,489  1,352,053
#*  SAM KANG M&T Co., Ltd.                                    75,787    421,305
    Sam Young Electronics Co., Ltd.                           87,131  1,070,326
#   Sam Yung Trading Co., Ltd.                                68,966  1,166,215

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
    Sam-A Pharm Co., Ltd.                                      4,439 $   72,582
#   Sambo Motors Co., Ltd.                                    16,143     78,586
    Samchully Co., Ltd.                                       21,433  2,192,929
#   Samchuly Bicycle Co., Ltd.                                58,692    550,857
#   Samho Development Co., Ltd.                              146,497    656,674
#*  Samho International Co., Ltd.                             46,386    834,946
#   SAMHWA Paints Industrial Co., Ltd.                        73,217    576,600
#   Samick Musical Instruments Co., Ltd.                     512,766    888,691
#   Samick THK Co., Ltd.                                      77,490  1,526,504
#*  Samji Electronics Co., Ltd.                               90,186    667,169
#*  Samjin LND Co., Ltd.                                      98,862    252,529
    Samjin Pharmaceutical Co., Ltd.                           75,726  2,260,208
#   Samkee Automotive Co., Ltd.                              147,822    483,588
#   Samkwang Glass                                            24,074  1,215,789
#   Sammok S-Form Co., Ltd.                                   78,021    957,550
#*  SAMPYO Cement Co., Ltd.                                  203,959    703,549
    Samsung Climate Control Co., Ltd.                          3,552     40,306
#*  Samsung Pharmaceutical Co., Ltd.                          29,487     91,427
#   SAMT Co., Ltd.                                           441,451    884,331
#   Samwha Capacitor Co., Ltd.                                63,837  1,225,863
#   Samyang Corp.                                             25,711  2,333,236
#   Samyang Foods Co., Ltd.                                   24,639  1,075,344
    Samyang Holdings Corp.                                    29,466  3,028,704
#   Samyang Tongsang Co., Ltd.                                14,514    643,060
*   Samyoung Chemical Co., Ltd.                              136,867    180,360
    Samyoung M-Tek Co., Ltd.                                  10,739     37,113
#   Sang-A Frontec Co., Ltd.                                  56,705    826,037
#*  Sangbo Corp.                                             203,435    427,106
    Sangsin Brake                                             33,590    206,809
#   SaraminHR Co, Ltd.                                        48,297    811,497
#   Satrec Initiative Co., Ltd.                               23,447    885,398
#   SAVEZONE I&C Corp.                                        92,462    413,908
#*  SBI Investment Korea Co., Ltd.                           257,130    135,647
    SBS Contents Hub Co., Ltd.                                45,751    372,475
    SBS Media Holdings Co., Ltd.                             378,896  1,027,884
#*  SBW                                                      961,371  1,190,195
#*  SDN Co., Ltd.                                            233,470    403,780
    Seah Besteel Corp.                                       108,412  3,375,149
#   SeAH Holdings Corp.                                        4,924    708,664
    SeAH Steel Corp.                                          23,474  2,039,376
#   Sebang Co., Ltd.                                          76,818  1,019,636
    Sebang Global Battery Co., Ltd.                           55,426  1,920,130
    Sebo Manufacturing Engineer Corp.                          6,107     76,184
*   Seegene, Inc.                                             58,471  1,522,630
#   Sejong Industrial Co., Ltd.                               76,315    583,115
*   Sejong Telecom, Inc.                                   1,294,860    841,550
#   Sejoong Co., Ltd.                                         80,478    261,041
#   Sekonix Co., Ltd.                                         73,148  1,041,742
#*  Selvas AI, Inc.                                          111,896    373,840
#   Sempio Co.                                                 6,723    217,800
#   Sempio Foods Co.                                          14,221    490,377
    Semyung Electric Machinery Co., Ltd.                       9,493     42,222
#   Seobu T&D                                                130,204  1,895,250

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Seohan Co., Ltd.                                         650,925 $1,463,880
#   Seohee Construction Co., Ltd.                          1,296,069  1,454,533
#   Seondo Electric Co., Ltd.                                 91,667    261,524
#   Seoul Auction Co., Ltd.                                   86,511    642,044
#*  Seoul Electronics & Telecom                              269,734    371,785
#   Seoul Pharma Co., Ltd.                                    32,908    324,566
#   Seoul Semiconductor Co., Ltd.                            304,747  5,662,092
    Seoulin Bioscience Co., Ltd.                              12,675    129,775
#   Seowon Co., Ltd.                                         169,363    233,940
#   SEOWONINTECH Co., Ltd.                                    81,585    886,127
#   Seoyon Co., Ltd.                                         112,588    991,467
    Seoyon E-Hwa Co., Ltd.                                    27,409    329,505
#*  Sewon Cellontech Co., Ltd.                               372,072    884,466
    Sewon Precision Industry Co., Ltd.                        24,447    360,491
#   SEWOONMEDICAL Co., Ltd.                                  160,214    527,020
#   SFA Engineering Corp.                                     70,098  2,351,530
*   SFA Semicon Co, Ltd.                                     632,106  1,693,463
#*  SFC Co., Ltd.                                            159,821    500,602
#*  SG Corp.                                                 885,778    807,306
#*  SG&G Corp.                                               183,445    626,228
#*  SGA Co., Ltd.                                            635,366    571,020
#   SH Energy & Chemical Co., Ltd.                           739,431    958,723
#*  Shin Poong Pharmaceutical Co., Ltd.                      286,037  1,512,653
#   Shinil Industrial Co., Ltd.                              472,055    782,114
#   Shinsegae Engineering & Construction Co., Ltd.            22,167    640,651
#   Shinsegae Food Co., Ltd.                                  17,956  2,344,346
#   Shinsegae Information & Communication Co., Ltd.            9,260    682,257
#   Shinsegae International, Inc.                             20,914  1,265,416
#*  Shinsung E&G Energy Co., Ltd.                          1,034,116  2,087,693
#*  Shinsung Tongsang Co., Ltd.                              518,762    460,454
#   Shinwha Intertek Corp.                                   229,540    638,414
#*  Shinwon Construction Co., Ltd.                            67,421    416,506
#*  Shinwon Corp.                                            352,571    602,206
#   Shinyoung Securities Co., Ltd.                            28,210  1,489,681
#   SHOWBOX Corp.                                            272,250  1,544,837
#*  Signetics Corp.                                          453,142    560,978
#*  SIGONG TECH Co., Ltd.                                     91,546    551,284
#   Silicon Works Co., Ltd.                                   89,032  2,833,331
#   Silla Co., Ltd.                                           46,643    595,972
#   SIMMTECH Co., Ltd.                                       121,212  1,125,109
#*  SIMMTECH HOLDINGS Co., Ltd.                              126,986    319,007
    SIMPAC, Inc.                                             104,884    434,056
    Sindoh Co., Ltd.                                          33,754  1,738,455
#*  Sinjin SM Co., Ltd.                                        4,208     33,059
#   SJM Co., Ltd.                                             34,349    178,336
#   SK Bioland Co., Ltd.                                      84,103  1,224,740
#   SK D&D Co., Ltd.                                          31,762    972,147
    SK Gas, Ltd.                                              35,074  3,604,142
#*  SK Securities Co., Ltd.                                2,782,738  3,220,858
    SKC Co., Ltd.                                            179,314  5,804,185
#*  SKC Solmics Co., Ltd.                                    212,828    856,214
#   SKCKOLONPI, Inc.                                         102,904  2,505,057
    SL Corp.                                                 104,695  2,080,689

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#*  SM Culture & Contents Co., Ltd.                          317,682 $  815,919
#*  SM Entertainment Co.                                     134,603  3,559,392
#   SMEC Co., Ltd.                                           172,990    604,081
#*  SNTEK Co., Ltd.                                            5,937     36,541
#*  SNU Precision Co., Ltd.                                  165,332    715,542
#*  Solborn, Inc.                                            125,696    596,299
#*  Solid, Inc.                                              189,405    389,881
#   Songwon Industrial Co., Ltd.                             137,771  2,511,928
#*  Sonokong Co., Ltd.                                       143,503    580,507
#   Soosan Heavy Industries Co., Ltd.                        206,213    269,958
    Soulbrain Co., Ltd.                                       72,830  4,457,234
#*  Spero Global Co., Ltd.                                    74,501    190,209
#   SPG Co., Ltd.                                             94,351    602,629
#   Spigen Korea Co., Ltd.                                    23,483    839,213
    Ssangyong Cement Industrial Co., Ltd.                     42,506    544,696
*   Ssangyong Information & Communication                      9,607     18,124
#   Ssangyong Materials Corp.                                170,937    399,352
*   Ssangyong Motor Co.                                      307,345  1,713,019
#   Suheung Co., Ltd.                                         50,364  1,568,528
#   Sun Kwang Co., Ltd.                                       17,433    284,292
#   Sunchang Corp.                                            58,177    515,374
#*  SundayToz Corp.                                           45,244    733,931
    Sung Bo Chemicals Co., Ltd.                               79,966    476,662
#   Sung Kwang Bend Co., Ltd.                                184,054  1,626,993
#   Sungchang Enterprise Holdings, Ltd.                      459,373  1,186,987
#   Sungdo Engineering & Construction Co., Ltd.               68,804    411,965
#*  Sungshin Cement Co., Ltd.                                135,021    893,172
    Sungwoo Hitech Co., Ltd.                                 294,051  1,875,681
#   Sunjin Co., Ltd.                                          72,766  1,209,302
#*  Suprema HQ, Inc.                                          36,612    238,935
#*  Suprema, Inc.                                             40,485    910,847
#*  Synopex, Inc.                                            508,174    938,857
#   Systems Technology, Inc.                                  75,829  1,217,040
#*  T'way Holdings, Inc.                                     233,560    748,315
    Tae Kyung Industrial Co., Ltd.                            39,841    178,189
    Taekwang Industrial Co., Ltd.                              3,052  3,367,568
#*  Taewoong Co., Ltd.                                       105,571  2,153,990
#*  Taeyoung Engineering & Construction Co., Ltd.            329,900  2,717,481
#*  Taihan Fiberoptics Co., Ltd.                             157,716    532,444
#*  Taihan Textile Co., Ltd.                                   1,058     79,663
#   Tailim Packaging Co., Ltd.                                82,439    189,341
#*  TBH Global Co., Ltd.                                     109,393  1,044,759
#   TechWing, Inc.                                           103,962  1,314,273
    Telechips, Inc.                                            1,235     13,906
#   Tera Semicon Co., Ltd.                                    70,759  2,020,156
#   TES Co., Ltd.                                            107,432  2,862,609
#*  Tesna Co., Ltd.                                           39,259    665,240
#*  Texcell-NetCom Co., Ltd.                                 247,985  2,174,837
#*  Theragen Etex Co., Ltd.                                   42,112    211,028
#*  Thinkware Systems Corp.                                   61,113    625,000
#*  TK Chemical Corp.                                        423,666    839,441
    TK Corp.                                                 133,276  1,144,096
#   TLI, Inc.                                                 23,474    131,268

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   TOBESOFT Co., Ltd.                                        49,031 $  295,316
#   Tokai Carbon Korea Co., Ltd.                              40,094  1,776,791
#   Tong Yang Moolsan Co., Ltd.                              390,652    654,663
    Tongyang pile, Inc.                                        3,387     21,728
#   Tongyang, Inc.                                         1,579,608  3,151,241
#   Tonymoly Co., Ltd.                                        51,277    845,883
#   Top Engineering Co., Ltd.                                 90,393    548,400
    Toptec Co., Ltd.                                         125,202  3,238,811
#   Tovis Co., Ltd.                                          125,844  1,007,360
#*  Trais Co., Ltd.                                           24,456     35,775
    TS Corp.                                                  28,542    671,854
#   UBCare Co., Ltd.                                         189,032    576,041
#   Ubiquoss Holdings, Inc.                                   90,387    518,798
#*  Ubiquoss, Inc.                                            23,646    423,726
#*  Ubivelox, Inc.                                            25,329    255,120
#*  Ugint Co., Ltd.                                        2,776,512    754,659
#   UIL Co., Ltd.                                             72,274    452,964
#   Uju Electronics Co., Ltd.                                 56,741    750,059
    Unid Co., Ltd.                                            42,523  1,939,664
#   Union Semiconductor Equipment & Materials Co., Ltd.      194,553  1,209,104
#   Uniquest Corp.                                           101,877    684,033
#*  Unison Co., Ltd.                                          65,618    264,576
#   UniTest, Inc.                                            136,623  1,450,482
    Value Added Technologies Co., Ltd.                        61,672  1,708,049
#   Very Good Leisure Co., Ltd.                               25,853    251,822
#   Viatron Technologies, Inc.                                82,430  1,619,670
#*  Vidente Co., Ltd.                                         84,403    232,758
#   Vieworks Co., Ltd.                                        58,454  2,559,805
#   Visang Education, Inc.                                    55,126    642,763
#   Vitzrocell Co., Ltd.                                      80,528  1,043,435
#*  W Holding Co., Ltd.                                      499,901    308,061
*   Webzen, Inc.                                             123,650  1,910,609
#*  Welcron Co., Ltd.                                        155,384    438,696
#   WeMade Entertainment Co., Ltd.                            74,933  2,178,467
#   Whanin Pharmaceutical Co., Ltd.                          112,367  1,982,363
#*  WillBes & Co. (The)                                      406,582    758,949
#   Winix, Inc.                                               48,788    477,264
#*  Winnova Co., Ltd.                                        436,462    228,167
#   Wins Co., Ltd.                                            66,258    751,158
#   WiSoL Co., Ltd.                                          143,472  1,818,991
#*  WIZIT Co., Ltd.                                          543,816    505,152
#*  WONIK CUBE Corp.                                          13,011     26,111
#*  Wonik Holdings Co., Ltd.                                 297,990  2,286,386
*   WONIK IPS Co., Ltd.                                      176,725  5,150,935
#*  Wonik Materials Co., Ltd.                                 25,056  1,730,066
#*  Wonik QnC Corp.                                          137,370  1,451,677
    Woojin, Inc.                                               2,070     11,038
#*  Woongjin Co., Ltd.                                       386,451    777,161
#*  Woongjin Energy Co., Ltd.                                138,987    999,709
*   Woongjin Thinkbig Co., Ltd.                              207,737  1,326,739
#*  Woori Investment Bank Co., Ltd.                        2,128,639  1,337,829
#*  Woori Technology, Inc.                                   485,786    230,991
#*  Wooridul Pharmaceutical, Ltd.                            110,993    796,337

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH KOREA -- (Continued)
#   Woory Industrial Co., Ltd.                            41,458 $    1,220,710
#   Wooshin Systems Co., Ltd.                             43,414        273,820
#   Woosu AMS Co., Ltd.                                  139,479        361,983
#   WooSung Feed Co., Ltd.                               171,724        471,160
#   Y G-1 Co., Ltd.                                       83,466        868,740
#*  YD Online Corp.                                      176,941        688,916
#*  YeaRimDang Publishing Co., Ltd.                       97,952        847,331
#   Yeong Hwa Metal Co., Ltd.                            195,869        285,031
#   YES24 Co., Ltd.                                       60,891        367,333
    YESCO Co., Ltd.                                       20,109        688,318
#   YG Entertainment, Inc.                                93,654      2,468,014
#*  YG Plus                                               60,153        107,737
#*  YJM Games Co., Ltd.                                  138,432        372,073
    YMC Co., Ltd.                                         51,271        979,921
    Yong Pyong Resort Co., Ltd.                           17,141        188,934
#*  Yonwoo Co., Ltd.                                      30,633        747,070
#   Yoosung Enterprise Co., Ltd.                         145,536        530,513
#   YooSung T&S Co., Ltd.                                106,473        405,343
    Youlchon Chemical Co., Ltd.                           81,952      1,014,300
#   Young Heung Iron & Steel Co., Ltd.                   267,579        345,446
#   Young Poong Precision Corp.                           83,248        698,614
    Youngone Holdings Co., Ltd.                           38,622      1,855,956
#*  YoungWoo DSP Co., Ltd.                                76,045        521,331
    YTN Co., Ltd.                                         73,837        156,361
*   Yuanta Securities Korea Co., Ltd.                    831,278      2,883,010
#   YuHwa Securities Co., Ltd.                            13,060        180,916
*   Yungjin Pharmaceutical Co., Ltd.                      22,517        192,747
#*  Yuyang DNU Co., Ltd.                                 155,941        532,074
#   Zeus Co., Ltd.                                        50,873        777,649
#*  Zungwon En-Sys, Inc.                                  86,136        184,944
                                                                 --------------
TOTAL SOUTH KOREA                                                 1,016,813,349
                                                                 --------------
TAIWAN -- (15.9%)
    104 Corp.                                              8,000         39,622
#   A-DATA Technology Co., Ltd.                        1,519,879      3,871,377
    Ability Enterprise Co., Ltd.                       1,795,293      1,123,805
#   Ability Opto-Electronics Technology Co., Ltd.        194,000        429,927
    AcBel Polytech, Inc.                               3,008,599      2,315,884
    Accton Technology Corp.                            2,071,763      5,519,327
    ACES Electronic Co., Ltd.                            715,000        662,161
    Achem Technology Corp.                             1,616,860        546,265
*   Acme Electronics Corp.                               529,000        172,880
#   Acter Co., Ltd.                                      264,000      1,699,614
*   Action Electronics Co., Ltd.                       1,465,000        370,189
#   Actron Technology Corp.                              474,150      1,677,948
    Addcn Technology Co., Ltd.                            88,299        739,704
#   Adlink Technology, Inc.                              864,031      1,834,960
#   Advanced Ceramic X Corp.                             297,000      3,618,020
*   Advanced Connectek, Inc.                           1,305,000        449,170
    Advanced International Multitech Co., Ltd.           839,000        981,976
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.   225,000        161,633
#   Advanced Optoelectronic Technology, Inc.             581,000        666,396
#   Advanced Wireless Semiconductor Co.                1,025,000      2,322,294

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   Advancetek Enterprise Co., Ltd.                          995,779 $  687,441
#*  AGV Products Corp.                                     3,358,433    864,180
#   AimCore Technology Co., Ltd.                             334,589    271,025
*   Airmate Cayman International Co., Ltd.                   109,000    107,120
    Alchip Technologies, Ltd.                                362,000    955,992
#   Alcor Micro Corp.                                        312,000    186,929
#*  ALI Corp.                                              2,195,000  1,492,019
#   All Ring Tech Co., Ltd.                                  440,000    838,678
    Allis Electric Co., Ltd.                                  54,000     18,929
#   Alltek Technology Corp.                                  695,855    594,445
#   Alltop Technology Co., Ltd.                              393,000    973,365
    Alpha Networks, Inc.                                   2,014,386  1,647,219
#   Altek Corp.                                            1,890,945  1,647,832
#   Amazing Microelectronic Corp.                            345,560  1,139,442
    Ambassador Hotel (The)                                 1,657,000  1,281,210
#   AMICCOM Electronics Corp.                                337,000    471,786
#   AMPOC Far-East Co., Ltd.                                 632,444    524,700
#   AmTRAN Technology Co., Ltd.                            5,921,951  3,814,006
#   Anpec Electronics Corp.                                  642,590  1,015,403
#   AP Memory Technology Corp.                               225,000    547,671
#   Apacer Technology, Inc.                                  637,325    855,913
    APAQ Technology Co., Ltd.                                217,000    242,978
    APCB, Inc.                                               865,000    903,588
#   Apex Biotechnology Corp.                                 686,483    788,810
#   Apex International Co., Ltd.                             733,022    623,998
#   Apex Medical Corp.                                       477,500    476,047
#   Apex Science & Engineering                             1,046,132    304,609
#   Apogee Optocom Co., Ltd.                                  78,000    387,721
#   Arcadyan Technology Corp.                              1,033,718  1,610,945
    Ardentec Corp.                                         2,939,274  2,721,737
*   Arima Communications Corp.                               769,644    109,351
#   Asia Optical Co., Inc.                                 1,615,000  3,801,187
#   Asia Plastic Recycling Holding, Ltd.                   1,633,398    749,250
#   Asia Polymer Corp.                                     2,426,806  1,471,424
    Asia Tech Image, Inc.                                    215,000    349,287
#   Asia Vital Components Co., Ltd.                        2,290,058  2,006,798
#   ASMedia Technology, Inc.                                 162,000  2,118,657
#   ASPEED Technology, Inc.                                  157,599  3,652,930
#   ASROCK, Inc.                                             220,000    524,398
    Aten International Co., Ltd.                             628,479  1,627,132
    Audix Corp.                                              614,600    785,302
#   AURAS Technology Co., Ltd.                               424,148  1,165,836
#   Aurona Industries, Inc.                                  418,000    365,153
#   Aurora Corp.                                             720,499  1,400,101
#   Avalue Technology, Inc.                                  276,000    467,819
    Avermedia Technologies                                   906,446    316,684
*   Avision, Inc.                                            437,000     96,594
#   AVY Precision Technology, Inc.                           480,670    853,017
#   Awea Mechantronic Co., Ltd.                              273,210    283,738
#   Axiomtek Co., Ltd.                                       385,000    703,245
    Bank of Kaohsiung Co., Ltd.                            3,022,079  1,025,802
#   Basso Industry Corp.                                     815,900  2,223,552
#   BenQ Materials Corp.                                   1,310,000    715,697

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   BES Engineering Corp.                                 10,877,750 $2,346,291
#*  Bin Chuan Enterprise Co., Ltd.                           494,000    727,755
*   Bionet Corp.                                             132,000    133,311
#   Bionime Corp.                                            180,000    366,387
*   Biostar Microtech International Corp.                  1,089,975    599,833
#   Bioteque Corp.                                           401,308  1,130,223
#   Bizlink Holding, Inc.                                    717,954  5,347,101
#   Boardtek Electronics Corp.                               847,000    765,170
#   Bon Fame Co., Ltd.                                       142,000    456,847
#   Bothhand Enterprise, Inc.                                388,000    767,106
#   Bright Led Electronics Corp.                             786,520    389,260
#*  Browave Corp.                                            460,000    688,508
#   C Sun Manufacturing, Ltd.                                784,221    536,205
    C-Media Electronics, Inc.                                 69,000     56,295
#*  Calin Technology Co., Ltd.                               105,000    134,756
*   Cameo Communications, Inc.                             1,406,818    390,683
#   Capital Futures Corp.                                    564,039    692,040
#   Capital Securities Corp.                              13,512,142  4,443,237
    Career Technology MFG. Co., Ltd.                       2,351,000  1,562,145
#*  Carnival Industrial Corp.                              1,419,000    225,933
#   Casetek Holdings, Ltd.                                 1,032,000  3,259,850
    Cathay Chemical Works                                     30,000     15,205
    Cathay Real Estate Development Co., Ltd.               4,400,700  2,528,181
#   Cayman Engley Industrial Co., Ltd.                       158,000    886,379
#   Celxpert Energy Corp.                                    357,000    304,274
#*  Center Laboratories, Inc.                                979,000  1,915,930
    Central Reinsurance Co., Ltd.                            919,410    449,024
#*  Chain Chon Industrial Co., Ltd.                          773,000    466,862
#   ChainQui Construction Development Co., Ltd.              379,083    239,856
#*  Champion Building Materials Co., Ltd.                  2,163,851    528,985
#   Champion Microelectronic Corp.                           265,922    411,396
    Chang Wah Electromaterials, Inc.                         218,905    997,233
#   Chang Wah Technology Co., Ltd.                            47,000    634,252
#   Channel Well Technology Co., Ltd.                      1,036,000    904,112
#   Chant Sincere Co., Ltd.                                  387,000    473,910
#   Charoen Pokphand Enterprise                            1,319,985  3,013,112
#   Chaun-Choung Technology Corp.                            457,000  1,913,447
#   CHC Healthcare Group                                     409,000    560,152
    CHC Resources Corp.                                      429,348    739,503
#   Chen Full International Co., Ltd.                        646,000  1,124,886
#   Chenbro Micom Co., Ltd.                                  417,000    713,777
#   Cheng Loong Corp.                                      5,698,383  2,991,192
    Cheng Uei Precision Industry Co., Ltd.                 3,100,331  4,205,153
#   Chenming Mold Industry Corp.                             732,437    470,083
#   Chia Chang Co., Ltd.                                     878,000    710,959
#   Chia Hsin Cement Corp.                                 2,268,121    804,032
#   Chian Hsing Forging Industrial Co., Ltd.                 263,000    637,485
    Chicony Power Technology Co., Ltd.                       906,721  1,858,400
#   Chien Kuo Construction Co., Ltd.                       1,568,312    462,881
#   Chilisin Electronics Corp.                               830,458  2,075,164
#   Chime Ball Technology Co., Ltd.                          119,698    260,816
#*  Chimei Materials Technology Corp.                      2,484,900  1,113,655
#   Chin-Poon Industrial Co., Ltd.                         2,503,207  4,941,835

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   China Bills Finance Corp.                              4,384,000 $2,170,444
    China Chemical & Pharmaceutical Co., Ltd.              1,873,000  1,110,613
#   China Ecotek Corp.                                       200,000    274,892
*   China Electric Manufacturing Corp.                     1,404,900    371,597
    China General Plastics Corp.                           2,444,341  2,344,041
    China Glaze Co., Ltd.                                    507,002    199,689
#   China Man-Made Fiber Corp.                             7,685,972  2,264,931
    China Metal Products                                   1,848,603  1,864,113
#*  China Petrochemical Development Corp.                 17,286,000  7,213,619
#   China Steel Chemical Corp.                             1,017,554  3,863,625
#   China Steel Structure Co., Ltd.                          585,000    397,199
    China Synthetic Rubber Corp.                           3,471,573  3,927,649
    China Wire & Cable Co., Ltd.                             716,160    616,129
#   Chinese Maritime Transport, Ltd.                         708,594    638,466
    Chipbond Technology Corp.                              4,218,000  6,947,913
#   ChipMOS TECHNOLOGIES, Inc.                             1,535,000  1,508,650
    ChipMOS TECHNOLOGIES, Inc. ADR                             4,998     97,161
#   Chlitina Holding, Ltd.                                   352,000  1,498,920
#   Chong Hong Construction Co., Ltd.                      1,282,666  3,045,558
#   Chroma ATE, Inc.                                       1,973,821  6,235,776
    Chun YU Works & Co., Ltd.                              1,382,000    649,690
    Chun Yuan Steel                                        2,384,529    904,077
#*  Chung Hung Steel Corp.                                 6,362,979  2,139,327
    Chung Hwa Food Industrial Co., Ltd.                       48,850    105,643
#   Chung Hwa Pulp Corp.                                   3,179,405  1,068,415
    Chung-Hsin Electric & Machinery Manufacturing Corp.    2,921,375  2,050,367
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.          165,000    127,336
*   Chunghwa Picture Tubes, Ltd.                          14,410,000    787,167
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                982,000    780,989
    Cleanaway Co., Ltd.                                      459,000  2,637,379
    Clevo Co.                                              3,236,200  2,892,044
*   CMC Magnetics Corp.                                   15,197,566  1,951,265
#*  Co-Tech Development Corp.                                768,000  1,256,682
    CoAdna Holdings, Inc.                                     44,000     66,553
#   CoAsia Microelectronics Corp.                            803,397    403,237
#   Coland Holdings, Ltd.                                    322,000    427,602
    Collins Co., Ltd.                                        562,431    210,456
#   Compeq Manufacturing Co., Ltd.                         7,469,000  6,885,422
    Compucase Enterprise                                     503,000    781,540
    Concord Securities Co., Ltd.                           3,059,000    667,619
#   Concraft Holding Co., Ltd.                               180,000  1,280,993
#   Continental Holdings Corp.                             3,306,320  1,259,294
#   Contrel Technology Co., Ltd.                             916,000    589,430
#   Coremax Corp.                                            321,000    855,314
    Coretronic Corp.                                       3,091,200  3,910,566
    Cowealth Medical Holding Co., Ltd.                        95,000    126,593
    Coxon Precise Industrial Co., Ltd.                       820,000    755,274
    Creative Sensor, Inc.                                    409,000    296,074
#*  Crown Bioscience International                           135,000    198,374
#*  CSBC Corp. Taiwan                                      3,263,610  1,415,971
#   Cub Elecparts, Inc.                                      332,257  4,128,204
#   CviLux Corp.                                             533,040    570,277
#   CX Technology Co., Ltd.                                  446,000    404,033

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Cyberlink Corp.                                          533,697 $1,121,103
#   CyberPower Systems, Inc.                                 264,000    828,381
#   CyberTAN Technology, Inc.                              2,209,779  1,481,011
#   Cypress Technology Co., Ltd.                             247,000  1,389,637
#   D-Link Corp.                                           5,120,668  1,888,861
#   DA CIN Construction Co., Ltd.                          1,090,711    637,448
#   Da-Li Development Co., Ltd.                            1,069,032    854,916
#   Dadi Early-Childhood Education Group, Ltd.                48,000    279,725
    Dafeng TV, Ltd.                                          454,870    557,374
#*  Danen Technology Corp.                                 2,682,000    571,960
    Darfon Electronics Corp.                               1,769,550  1,502,529
    Darwin Precisions Corp.                                2,467,635  1,037,935
    Davicom Semiconductor, Inc.                              164,888    124,739
    Daxin Materials Corp.                                    280,000    398,684
#   De Licacy Industrial Co.                               1,908,156  1,812,965
#   Delpha Construction Co., Ltd.                            732,931    337,414
    Depo Auto Parts Ind Co., Ltd.                            704,000  1,912,814
#   DFI, Inc.                                                514,524    845,056
    Dimerco Data System Corp.                                 29,000     35,422
#   Dimerco Express Corp.                                    799,000    568,701
#   Dr Wu Skincare Co., Ltd.                                  23,000    125,267
    Draytek Corp.                                            247,000    263,093
#   Dynacolor, Inc.                                          306,000    366,183
*   Dynamic Electronics Co., Ltd.                          1,905,321    747,618
    Dynapack International Technology Corp.                1,064,000  1,380,413
    E Ink Holdings, Inc.                                   5,881,000  6,287,421
#   E-Lead Electronic Co., Ltd.                              507,942    476,926
    E-LIFE MALL Corp.                                        477,000    970,031
*   E-Ton Solar Tech Co., Ltd.                             2,627,209    722,655
*   Eastern Media International Corp.                      4,370,889  1,262,105
#   ECOVE Environment Corp.                                  185,000  1,029,157
    Edimax Technology Co., Ltd.                            1,297,108    440,083
*   Edison Opto Corp.                                        810,000    367,675
#   Edom Technology Co., Ltd.                              1,189,968    642,350
    eGalax_eMPIA Technology, Inc.                            375,131    610,698
*   Egis Technology, Inc.                                     75,000    606,112
#   Elan Microelectronics Corp.                            2,837,715  4,295,679
    Elite Advanced Laser Corp.                               903,024  3,708,226
    Elite Material Co., Ltd.                               1,920,350  9,497,735
#   Elite Semiconductor Memory Technology, Inc.            1,994,200  2,354,690
*   Elitegroup Computer Systems Co., Ltd.                  2,364,254  1,545,196
#   eMemory Technology, Inc.                                 489,000  7,180,773
#   Emerging Display Technologies Corp.                      748,000    231,974
    ENG Electric Co., Ltd.                                 1,161,465    615,359
#   Ennoconn Corp.                                           290,972  4,362,759
#   EnTie Commercial Bank Co., Ltd.                        2,226,603    943,654
#*  Epileds Technologies, Inc.                               171,000    114,893
#*  Epistar Corp.                                          7,432,000  7,104,447
    Eslite Spectrum Corp. (The)                               62,000    303,648
#   Eson Precision Ind. Co., Ltd.                            513,000    802,815
    Eternal Materials Co., Ltd.                            3,995,618  4,495,899
*   Etron Technology, Inc.                                 2,570,000  1,011,519
#   Eurocharm Holdings Co., Ltd.                             201,000    614,460

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Everest Textile Co., Ltd.                              2,625,562 $1,395,958
    Evergreen International Storage & Transport Corp.      3,701,000  1,715,869
    Everlight Chemical Industrial Corp.                    3,387,606  2,002,167
#   Everlight Electronics Co., Ltd.                        2,909,000  4,424,982
#   Everspring Industry Co., Ltd.                            995,000    451,829
#   Excelsior Medical Co., Ltd.                              633,217  1,007,536
#   EZconn Corp.                                             256,000    376,225
    Far Eastern Department Stores, Ltd.                    7,204,000  3,591,042
    Far Eastern International Bank                        16,170,921  5,334,210
#   Faraday Technology Corp.                               1,685,788  2,310,472
*   Farglory F T Z Investment Holding Co., Ltd.              485,000    216,157
    Farglory Land Development Co., Ltd.                    2,082,000  2,606,646
#   Federal Corp.                                          3,264,238  1,536,533
#   Feedback Technology Corp.                                336,000    746,112
#   Feng Hsin Steel Co., Ltd.                              3,177,100  5,440,607
    Fine Blanking & Tool Co., Ltd.                            13,000     18,353
*   First Copper Technology Co., Ltd.                      1,011,000    360,093
#   First Hi-Tec Enterprise Co., Ltd.                        409,205    433,305
#   First Hotel                                              976,967    543,449
    First Insurance Co., Ltd. (The)                        1,197,179    547,086
#*  First Steamship Co., Ltd.                              4,871,424  1,482,438
#   FLEXium Interconnect, Inc.                             2,051,519  9,579,692
#   Flytech Technology Co., Ltd.                             777,309  2,517,729
#   FocalTech Systems Co., Ltd.                            1,923,048  2,511,914
#   Forest Water Environment Engineering Co., Ltd.           308,000    611,090
    Formosa Advanced Technologies Co., Ltd.                1,172,000  1,089,894
#   Formosa International Hotels Corp.                       386,329  2,002,229
#   Formosa Laboratories, Inc.                               503,000  1,335,270
#   Formosa Oilseed Processing Co., Ltd.                     708,567  1,368,775
    Formosa Optical Technology Co., Ltd.                     145,000    344,645
#   Formosan Rubber Group, Inc.                            2,795,501  1,392,491
#   Formosan Union Chemical                                2,151,218  1,420,802
#   Fortune Electric Co., Ltd.                               891,078    511,541
#   Founding Construction & Development Co., Ltd.          1,114,623    583,215
    Foxlink Image Technology Co., Ltd.                       719,000    407,971
#   Foxsemicon Integrated Technology, Inc.                   389,550  2,761,950
    Froch Enterprise Co., Ltd.                             1,216,189    572,124
    FSP Technology, Inc.                                   1,036,427    828,583
#   Fulgent Sun International Holding Co., Ltd.              355,827  1,008,266
#   Fullerton Technology Co., Ltd.                           515,600    408,615
#   Fulltech Fiber Glass Corp.                             2,325,083  1,112,140
#   Fwusow Industry Co., Ltd.                                847,138    502,353
    G Shank Enterprise Co., Ltd.                             896,281    788,575
#*  G Tech Optoelectronics Corp.                             780,354    501,281
#   Gallant Precision Machining Co., Ltd.                  1,099,000    843,250
    Gamania Digital Entertainment Co., Ltd.                  669,000    806,739
#   GCS Holdings, Inc.                                       396,000    845,249
    Gemtek Technology Corp.                                2,257,219  1,959,340
#   General Plastic Industrial Co., Ltd.                     269,553    348,045
    Generalplus Technology, Inc.                             349,000    415,384
*   Genesis Photonics, Inc.                                1,278,917    114,798
#   Genesys Logic, Inc.                                      581,000    711,499
#*  Genius Electronic Optical Co., Ltd.                      485,427  5,553,616

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
*   Genmont Biotech, Inc.                                     48,000 $   33,718
#   Genovate Biotechnology Co., Ltd.                          87,000    107,957
#   GeoVision, Inc.                                          443,931    596,523
    Getac Technology Corp.                                 2,800,360  3,541,869
#   Giantplus Technology Co., Ltd.                         1,585,900    991,465
#   Gigabyte Technology Co., Ltd.                          3,920,800  5,010,251
#   Gigasolar Materials Corp.                                199,880  1,673,595
#*  Gigastorage Corp.                                      2,770,561  1,591,400
#   Ginko International Co., Ltd.                            337,000  3,108,265
#*  Gintech Energy Corp.                                   4,150,561  2,268,069
*   Global Brands Manufacture, Ltd.                        2,093,359    777,160
#   Global Lighting Technologies, Inc.                       622,000    971,908
#   Global Mixed Mode Technology, Inc.                       519,000  1,155,601
#   Global PMX Co., Ltd.                                     265,000  1,508,236
    Global Unichip Corp.                                     638,000  3,643,742
    Globalwafers Co., Ltd.                                   419,048  3,298,897
    Globe Union Industrial Corp.                           1,520,914  1,138,985
    Gloria Material Technology Corp.                       3,820,547  2,549,020
#   Glory Science Co., Ltd.                                  330,296    691,085
*   GlycoNex, Inc.                                           126,000    114,834
*   Gold Circuit Electronics, Ltd.                         2,928,227    988,969
    Golden Friends Corp.                                     163,000    237,156
#*  Goldsun Building Materials Co., Ltd.                   8,833,722  2,746,542
#   Good Will Instrument Co., Ltd.                           237,869    180,276
#   Grand Ocean Retail Group, Ltd.                           364,000    282,220
    Grand Pacific Petrochemical                            6,845,000  4,946,878
#   Grand Plastic Technology Corp.                           125,000    819,138
#   Grape King Bio, Ltd.                                     755,000  4,784,699
    Great China Metal Industry                             1,067,000    899,311
#   Great Taipei Gas Co., Ltd.                             1,698,000  1,397,486
    Great Wall Enterprise Co., Ltd.                        3,872,774  4,201,506
#   Greatek Electronics, Inc.                              2,080,000  3,525,282
#*  Green Energy Technology, Inc.                          2,369,457  1,118,137
#   Green River Holding Co., Ltd.                             95,950    511,850
#   Green Seal Holding, Ltd.                                 374,700  1,097,622
    GTM Holdings Corp.                                       734,000    420,103
#   Hakers Enterprise Co., Ltd.                              127,200    164,099
#   Hannstar Board Corp.                                   2,192,049  1,069,160
#*  HannStar Display Corp.                                21,469,506  6,487,135
*   HannsTouch Solution, Inc.                              3,670,805  1,233,109
#   Hanpin Electron Co., Ltd.                                405,000    519,608
*   Harvatek Corp.                                           941,949    322,505
    Hey Song Corp.                                         2,024,750  2,128,957
    Hi-Clearance, Inc.                                       185,000    568,443
#   HIM International Music, Inc.                            154,000    624,701
    Hiroca Holdings, Ltd.                                    535,448  1,906,726
*   HiTi Digital, Inc.                                     1,013,935    360,862
#   Hitron Technology, Inc.                                1,757,213  1,148,627
*   Ho Tung Chemical Corp.                                 6,007,391  1,647,725
#*  Hocheng Corp.                                          2,223,700    672,374
    Hold-Key Electric Wire & Cable Co., Ltd.                 205,908     57,081
    Holiday Entertainment Co., Ltd.                          513,800    854,495
#   Holtek Semiconductor, Inc.                             1,262,000  2,448,145

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Holy Stone Enterprise Co., Ltd.                        1,344,728 $1,645,702
    Hong Pu Real Estate Development Co., Ltd.              1,808,185  1,398,215
#   Hong TAI Electric Industrial                           1,249,000    408,858
#   Hong YI Fiber Industry Co.                             1,217,652    883,138
*   Horizon Securities Co., Ltd.                           2,760,000    598,378
#   Hota Industrial Manufacturing Co., Ltd.                1,550,932  7,098,341
#   Hotron Precision Electronic Industrial Co., Ltd.         103,000    185,684
#   Hsin Kuang Steel Co., Ltd.                             1,619,443  1,621,589
#   Hsin Yung Chien Co., Ltd.                                240,100    565,313
#   Hsing TA Cement Co.                                      540,900    185,529
    Hu Lane Associate, Inc.                                  594,866  3,546,135
*   HUA ENG Wire & Cable Co., Ltd.                         2,676,565    895,781
    Huaku Development Co., Ltd.                            1,759,816  3,723,584
#   Huang Hsiang Construction Corp.                          754,800    915,967
    Hung Ching Development & Construction Co., Ltd.          730,000    473,044
    Hung Sheng Construction, Ltd.                          3,332,400  2,168,865
    Huxen Corp.                                              301,244    418,283
#   Hwa Fong Rubber Co., Ltd.                              1,625,890    597,798
*   Hwacom Systems, Inc.                                     442,000    168,855
*   I-Chiun Precision Industry Co., Ltd.                     846,313    260,915
#   I-Sheng Electric Wire & Cable Co., Ltd.                  773,000  1,104,297
#   Ibase Technology, Inc.                                   787,073  1,548,440
#*  Ichia Technologies, Inc.                               2,319,000  1,455,118
#   Ideal Bike Corp.                                         862,263    322,602
    IEI Integration Corp.                                  1,355,209  2,072,518
#   Infortrend Technology, Inc.                            1,341,163    670,852
#   Innodisk Corp.                                           382,053  1,294,893
#   Inpaq Technology Co., Ltd.                               546,000    487,838
#   Intai Technology Corp.                                   213,000    736,732
#   Integrated Service Technology, Inc.                      403,178  1,588,300
#   IntelliEPI, Inc.                                         236,000    698,071
#   International Games System Co., Ltd.                     385,000  2,025,028
#   Iron Force Industrial Co., Ltd.                          337,393  1,714,948
    ITE Technology, Inc.                                   1,034,095  1,118,834
    ITEQ Corp.                                             1,437,614  2,187,101
    J Touch Corp.                                             11,000        206
#   Jarllytec Co., Ltd.                                      351,000    702,775
#   Jentech Precision Industrial Co., Ltd.                   422,868  1,074,090
    Jess-Link Products Co., Ltd.                           1,015,900    973,818
#   Jih Sun Financial Holdings Co., Ltd.                   9,827,896  2,307,674
#   Jinan Acetate Chemical Co., Ltd.                          13,000     77,094
#   Jinli Group Holdings, Ltd.                               748,600    911,008
#   Johnson Health Tech Co., Ltd.                            669,257    814,588
#   K Laser Technology, Inc.                                 753,000    378,005
    Kang Na Hsiung Enterprise Co., Ltd.                      333,020    119,057
#   Kaori Heat Treatment Co., Ltd.                           598,197    926,094
    Kaulin Manufacturing Co., Ltd.                           875,330    553,668
#   KEE TAI Properties Co., Ltd.                           2,564,473    849,177
#   Kenmec Mechanical Engineering Co., Ltd.                1,283,000    411,681
#   Kerry TJ Logistics Co., Ltd.                           1,627,000  1,942,609
#   Kindom Construction Corp.                              2,620,000  1,579,253
#   King Chou Marine Technology Co., Ltd.                    454,920    518,752
#   King Yuan Electronics Co., Ltd.                        8,804,979  8,769,241

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    King's Town Bank Co., Ltd.                             4,991,701 $5,158,330
#*  King's Town Construction Co., Ltd.                       921,074    728,988
#   Kingcan Holdings, Ltd.                                   375,273    379,708
#   Kingpak Technology, Inc.                                 196,117  1,256,076
    Kinik Co.                                                858,000  2,210,652
#*  Kinko Optical Co., Ltd.                                  964,000  1,083,210
    Kinpo Electronics                                      8,649,157  3,166,336
#   Kinsus Interconnect Technology Corp.                   1,255,000  3,382,614
#   KMC Kuei Meng International, Inc.                        420,146  2,009,270
#   KS Terminals, Inc.                                       913,482  1,697,681
#   Kung Long Batteries Industrial Co., Ltd.                 462,000  2,363,361
#*  Kung Sing Engineering Corp.                            1,965,000    683,322
#   Kuo Toong International Co., Ltd.                      1,590,511  1,076,908
    Kuoyang Construction Co., Ltd.                         2,979,384  1,376,587
    Kwong Fong Industries Corp.                              934,183    716,090
#   Kwong Lung Enterprise Co., Ltd.                          479,000    714,395
*   KYE Systems Corp.                                      1,763,672    523,528
#   L&K Engineering Co., Ltd.                              1,240,048  1,497,876
#*  LAN FA Textile                                         1,708,933    479,570
#   Land Mark Optoelectronics Corp.                          351,300  4,812,242
#   Lanner Electronics, Inc.                                 689,006    974,867
#   Laser Tek Taiwan Co., Ltd.                               492,504    467,838
#   Laster Tech Corp., Ltd.                                  268,000    707,886
    LCY Chemical Corp.                                       697,383  1,012,007
#   Leader Electronics, Inc.                                 828,000    279,878
    Leadtrend Technology Corp.                               120,086    112,674
*   Lealea Enterprise Co., Ltd.                            5,061,892  1,827,782
#   Ledlink Optics, Inc.                                     326,300    457,803
    Ledtech Electronics Corp.                                351,000    145,321
    LEE CHI Enterprises Co., Ltd.                          1,155,000    395,850
#   Lelon Electronics Corp.                                  512,300    689,152
#   Lemtech Holdings Co., Ltd.                               130,000    934,452
    Leofoo Development Co., Ltd.                           1,810,116    495,028
*   LES Enphants Co., Ltd.                                   727,754    265,016
#*  Lextar Electronics Corp.                               2,699,500  1,573,714
#   Li Cheng Enterprise Co., Ltd.                            433,800  1,217,687
#*  Li Peng Enterprise Co., Ltd.                           4,451,897  1,248,696
#   Lian HWA Food Corp.                                      469,584    556,819
#   Lien Chang Electronic Enter                              476,000    235,019
    Lien Hwa Industrial Corp.                              4,261,115  3,965,348
#   Lingsen Precision Industries, Ltd.                     2,644,506  1,285,954
#   Lion Travel Service Co., Ltd.                             83,000    274,333
    Lite-On Semiconductor Corp.                            1,509,539  1,493,757
#   Long Bon International Co., Ltd.                       2,438,945  1,280,125
#   Long Chen Paper Co., Ltd.                              4,235,722  5,330,878
#   Longwell Co.                                             854,000  1,074,294
    Lotes Co., Ltd.                                          456,778  2,640,977
#   Lu Hai Holding Corp.                                     276,000    519,105
#   Lucky Cement Corp.                                     1,603,000    471,411
#   Lumax International Corp., Ltd.                          697,769  1,231,150
    Lung Yen Life Service Corp.                            1,088,000  2,665,832
#*  LuxNet Corp.                                             479,482    508,947
#   Macauto Industrial Co., Ltd.                             346,000  2,261,653

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Machvision, Inc.                                        212,000 $ 1,234,818
#   Macroblock, Inc.                                        211,000     530,815
#*  Macronix International                               18,837,481  10,270,055
#   Mag Layers Scientific-Technics Co., Ltd.                296,303     662,956
#   Makalot Industrial Co., Ltd.                          1,363,677   6,094,639
#   Marketech International Corp.                           862,000   1,101,001
    Masterlink Securities Corp.                           8,254,728   2,211,435
#   Materials Analysis Technology, Inc.                     216,342     765,449
#   Mayer Steel Pipe Corp.                                  884,567     389,667
    Maywufa Co., Ltd.                                        69,322      31,111
#   Meiloon Industrial Co.                                1,082,809     934,865
    Mercuries & Associates Holding, Ltd.                  2,431,790   1,827,428
*   Mercuries Life Insurance Co., Ltd.                    6,676,760   3,493,555
#   Merry Electronics Co., Ltd.                           1,128,477   9,305,112
*   Microbio Co., Ltd.                                    2,948,607   2,283,777
#   Microelectronics Technology, Inc.                       491,655     596,170
    Microlife Corp.                                         344,600     803,267
#   Mildef Crete, Inc.                                      330,000     616,698
#   MIN AIK Technology Co., Ltd.                          1,324,316   1,333,260
#   Mirle Automation Corp.                                1,333,098   1,765,444
#   Mitac Holdings Corp.                                  4,307,004   5,152,403
#   Mobiletron Electronics Co., Ltd.                        477,800     609,000
#   momo.com, Inc.                                          182,000   1,290,817
*   Mosel Vitelic, Inc.                                     884,201      89,663
#*  Motech Industries, Inc.                               3,057,731   2,458,743
#   MPI Corp.                                               464,000   1,412,566
#   Nak Sealing Technologies Corp.                          387,954   1,063,894
#   Namchow Chemical Industrial Co., Ltd.                 1,306,000   2,794,314
#   Nan Kang Rubber Tire Co., Ltd.                        3,425,952   3,135,329
#   Nan Liu Enterprise Co., Ltd.                            301,000   1,455,657
    Nan Ren Lake Leisure Amusement Co., Ltd.                855,000     227,046
    Nan Ya Printed Circuit Board Corp.                    1,722,000   1,348,550
#   Nang Kuang Pharmaceutical co., Ltd.                     396,000     517,216
#   Nantex Industry Co., Ltd.                             1,959,149   1,444,045
#   National Petroleum Co., Ltd.                            217,824     283,241
#*  Neo Solar Power Corp.                                 6,203,744   2,865,187
#   Netronix, Inc.                                          477,000   1,073,445
    New Asia Construction & Development Corp.               338,835      79,439
    New Best Wire Industrial Co., Ltd.                      133,000     147,734
#   New Era Electronics Co., Ltd.                           312,000     211,769
#*  Newmax Technology Co., Ltd.                             705,009   1,023,683
#   Nexcom International Co., Ltd.                          698,094     682,553
#   Nichidenbo Corp.                                        947,801     862,835
    Nien Hsing Textile Co., Ltd.                          1,838,436   1,373,000
#   Nishoku Technology, Inc.                                328,000     853,795
#   Nuvoton Technology Corp.                                551,000   1,038,508
*   O-TA Precision Industry Co., Ltd.                        42,000      17,939
#*  Ocean Plastics Co., Ltd.                                939,200     821,264
#   On-Bright Electronics, Inc.                             222,600   1,596,167
#   OptoTech Corp.                                        3,846,886   2,074,387
#   Orient Europharma Co., Ltd.                             268,000     611,662
*   Orient Semiconductor Electronics, Ltd.                4,518,000   1,314,697
    Oriental Union Chemical Corp.                         3,865,267   3,594,159

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   P-Duke Technology Co., Ltd.                              291,500 $  608,899
    P-Two Industries, Inc.                                   127,000     80,072
#   Pacific Construction Co.                               1,868,921    650,377
#   Pacific Hospital Supply Co., Ltd.                        397,000  1,012,494
#   Paiho Shih Holdings Corp.                                908,928  1,678,891
    Pan Jit International, Inc.                            2,371,541  1,490,911
#   Pan-International Industrial Corp.                     2,834,747  2,754,997
#   Parade Technologies, Ltd.                                449,401  6,519,557
#   Paragon Technologies Co., Ltd.                           444,246    294,852
#   PChome Online, Inc.                                      680,680  4,776,573
#   PCL Technologies, Inc.                                   155,040    653,836
#   PharmaEngine, Inc.                                       453,582  2,881,266
#   Pharmally International Holding Co., Ltd.                177,000  2,490,553
#*  Phihong Technology Co., Ltd.                           2,298,401    924,667
#   Phoenix Tours International, Inc.                        318,450    360,555
    Pili International Multimedia Co., Ltd.                   47,000    120,726
#   Pixart Imaging, Inc.                                     593,150  1,688,747
#   Planet Technology Corp.                                   94,000    172,688
    Plastron Precision Co., Ltd.                             372,000    275,834
    Plotech Co., Ltd.                                        171,000    117,064
#   Polytronics Technology Corp.                             349,027    672,746
    Portwell, Inc.                                           567,000    919,707
#   Posiflex Technology, Inc.                                324,024  1,792,935
#   Power Quotient International Co., Ltd.                 1,023,600    424,738
    Powertech Industrial Co., Ltd.                            80,000     54,909
    Poya International Co., Ltd.                             289,098  3,689,096
*   President Securities Corp.                             6,313,664  2,927,201
    Primax Electronics, Ltd.                               2,765,000  6,039,186
*   Prime Electronics & Satellitics, Inc.                    667,822    213,105
    Prince Housing & Development Corp.                     8,591,644  3,100,926
#*  Princeton Technology Corp.                             1,099,000    296,133
    Pro Hawk Corp.                                            99,000    462,074
#   Promate Electronic Co., Ltd.                           1,172,000  1,110,127
#   Promise Technology, Inc.                               1,152,286    493,934
#   Prosperity Dielectrics Co., Ltd.                         726,000    572,838
    Qisda Corp.                                            3,794,900  3,001,843
#   QST International Corp.                                  166,000    564,021
#   Qualipoly Chemical Corp.                                 584,713    576,148
#   Quang Viet Enterprise Co., Ltd.                           71,000    402,259
#   Quanta Storage, Inc.                                   1,390,000  1,912,592
    Quintain Steel Co., Ltd.                               1,503,000    441,615
#   Radiant Opto-Electronics Corp.                         3,257,000  7,737,090
*   Radium Life Tech Co., Ltd.                             4,954,100  2,173,875
    Rafael Microelectronics, Inc.                             96,000    665,214
    Rechi Precision Co., Ltd.                              2,127,181  2,230,498
#   Rexon Industrial Corp., Ltd.                              94,392     94,284
    Rich Development Co., Ltd.                             4,361,036  1,400,472
#   RichWave Technology Corp.                                283,000    988,460
#*  Right WAY Industrial Co., Ltd.                           115,000     77,226
#*  Ritek Corp.                                           13,654,860  2,304,470
#*  Rotam Global Agrosciences, Ltd.                          488,268    527,791
#   Ruentex Engineering & Construction Co.                   226,000    291,119
#   Run Long Construction Co., Ltd.                          862,292  1,361,956

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 TAIWAN -- (Continued)
 #   Sagittarius Life Science Corp.                          168,889 $  575,735
     Sampo Corp.                                           3,467,327  1,733,070
 #   San Fang Chemical Industry Co., Ltd.                  1,289,647  1,529,104
     San Far Property, Ltd.                                   74,000     29,411
 #   San Shing Fastech Corp.                                 750,875  1,263,127
     Sanitar Co., Ltd.                                       116,000    149,249
     Sanyang Motor Co., Ltd.                               3,683,628  2,553,545
 #   SCI Pharmtech, Inc.                                     433,395    942,749
 #   Scientech Corp.                                         322,000    666,311
 #   SDI Corp.                                               891,000  1,876,985
 #   Sea Sonic Electronics Co., Ltd.                         143,000    146,261
 #   Senao International Co., Ltd.                           707,541  1,359,498
 #   Senao Networks, Inc.                                    182,000    816,050
     Sercomm Corp.                                         1,655,000  4,188,561
 #   Sesoda Corp.                                          1,157,712  1,088,074
     Shan-Loong Transportation Co., Ltd.                     259,000    291,277
 #   Sharehope Medicine Co., Ltd.                            336,000    422,634
     Sheng Yu Steel Co., Ltd.                                845,980    994,463
     ShenMao Technology, Inc.                                583,891    559,377
     Shieh Yih Machinery Industry Co., Ltd.                  166,000     72,556
     Shih Her Technologies, Inc.                             284,000    288,233
 *   Shih Wei Navigation Co., Ltd.                         1,815,384    531,936
 #   Shihlin Electric & Engineering Corp.                  1,714,000  2,260,276
 *   Shihlin Paper Corp.                                      35,000     36,393
     Shin Hai Gas Corp.                                        1,245      1,639
 #   Shin Zu Shing Co., Ltd.                               1,053,144  3,214,385
 #   Shinih Enterprise Co., Ltd.                             128,000     84,190
 *   Shining Building Business Co., Ltd.                   2,608,593    885,347
     Shinkong Insurance Co., Ltd.                          1,313,131  1,109,098
     Shinkong Synthetic Fibers Corp.                       9,970,395  3,028,285
     Shinkong Textile Co., Ltd.                              964,542  1,309,914
 #   Shiny Chemical Industrial Co., Ltd.                     417,031    896,348
 #   ShunSin Technology Holding, Ltd.                        236,000    771,867
 #*  Shuttle, Inc.                                         2,436,152    855,237
     Sigurd Microelectronics Corp.                         2,739,974  2,548,699
 #*  Silicon Integrated Systems Corp.                      2,673,887    638,541
 #   Silitech Technology Corp.                               897,774    574,123
     Simplo Technology Co., Ltd.                           1,803,000  5,727,854
     Sinbon Electronics Co., Ltd.                          1,446,813  3,544,636
     Sincere Navigation Corp.                              2,188,786  1,452,754
 #   Single Well Industrial Corp.                            266,528    270,328
 #   Sinher Technology, Inc.                                 238,000    418,710
 #   Sinmag Equipment Corp.                                  303,436  1,798,150
 #   Sino-American Electronic Co., Ltd.                      442,650    721,387
 #   Sino-American Silicon Products, Inc.                  3,975,000  7,972,866
 #   Sinon Corp.                                           2,623,510  1,294,227
 #   Sinphar Pharmaceutical Co., Ltd.                      1,004,938    733,631
 #   Sinyi Realty, Inc.                                    1,426,659  1,535,901
 #   Sirtec International Co., Ltd.                          873,000  1,291,929
     Sitronix Technology Corp.                               769,879  2,461,865
 #   Siward Crystal Technology Co., Ltd.                   1,081,000    739,277
     Soft-World International Corp.                          765,000  2,030,908
 #*  Solar Applied Materials Technology Co.                2,623,581  1,141,423

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#*  Solartech Energy Corp.                                 2,500,616 $1,159,224
#   Solomon Technology Corp.                                 573,000    352,280
#   Solteam Electronics Co., Ltd.                            443,599    592,954
    Song Shang Electronics Co., Ltd.                         417,000    396,017
#   Sonix Technology Co., Ltd.                             1,108,000  1,206,132
    Southeast Cement Co., Ltd.                             1,053,700    532,340
#   Speed Tech Corp.                                         582,000    809,132
    Spirox Corp.                                              52,824     31,937
#   Sporton International, Inc.                              474,388  2,364,781
#   St Shine Optical Co., Ltd.                               338,000  6,963,532
#   Standard Chemical & Pharmaceutical Co., Ltd.             699,571    778,409
    Stark Technology, Inc.                                   920,860    895,217
#   Sunko INK Co., Ltd.                                      698,000    308,289
#   Sunny Friend Environmental Technology Co., Ltd.          392,000  1,992,227
#   Sunonwealth Electric Machine Industry Co., Ltd.        1,382,487  1,952,478
    Sunplus Technology Co., Ltd.                           3,613,000  1,666,912
    Sunrex Technology Corp.                                1,162,580    783,188
#   Sunspring Metal Corp.                                    842,000  1,147,834
*   Sunty Development Co., Ltd.                               42,000     15,655
#   Supreme Electronics Co., Ltd.                          2,437,508  2,396,589
#   Swancor Holding Co., Ltd.                                558,206  1,585,575
    Sweeten Real Estate Development Co., Ltd.                612,357    278,760
#   Syncmold Enterprise Corp.                              1,072,000  2,318,787
    Synmosa Biopharma Corp.                                   40,000     40,523
#   Sysage Technology Co., Ltd.                              615,484    637,016
#*  Sysgration                                             1,116,000    340,406
#   Systex Corp.                                           1,291,388  2,457,342
    T-Mac Techvest PCB Co., Ltd.                             380,000    146,540
#   T3EX Global Holdings Corp.                               665,117    471,525
    TA Chen Stainless Pipe                                 4,636,521  2,663,915
*   Ta Chong Securities Co., Ltd.                          1,478,000    543,096
    Ta Liang Technology Co., Ltd.                            103,000    160,237
*   Ta Ya Electric Wire & Cable                            3,901,306    863,130
#   Ta Yih Industrial Co., Ltd.                              219,000    600,734
#   TA-I Technology Co., Ltd.                                815,718    667,516
#   Tah Hsin Industrial Corp.                                426,600    358,252
    TAI Roun Products Co., Ltd.                              201,000     67,893
#*  Tai Tung Communication Co., Ltd.                         591,197    481,086
#   Tai-Saw Technology Co., Ltd.                             235,120    156,159
    Taichung Commercial Bank Co., Ltd.                    15,118,681  5,207,672
#   TaiDoc Technology Corp.                                  320,448  1,103,336
    Taiflex Scientific Co., Ltd.                           1,381,340  2,029,347
#   Taimide Tech, Inc.                                       585,250    823,491
#   Tainan Enterprises Co., Ltd.                             886,370    726,503
#   Tainan Spinning Co., Ltd.                              7,659,044  3,346,409
#*  Tainergy Tech Co., Ltd.                                1,760,000    716,924
#*  Taisun Enterprise Co., Ltd.                            2,130,428  1,478,195
#*  Taita Chemical Co., Ltd.                               1,331,951    463,576
#   Taiwan Acceptance Corp.                                  796,480  2,941,311
#   Taiwan Chinsan Electronic Industrial Co., Ltd.           648,000  1,117,603
#   Taiwan Cogeneration Corp.                              2,697,566  2,117,193
#   Taiwan Fire & Marine Insurance Co., Ltd.               1,242,338    783,838
#   Taiwan FU Hsing Industrial Co., Ltd.                   1,070,000  1,307,001

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Taiwan Hon Chuan Enterprise Co., Ltd.                  2,302,468 $4,163,269
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.         1,130,120    638,038
    Taiwan Land Development Corp.                          6,351,991  2,208,730
#   Taiwan Line Tek Electronic                               608,306    511,590
#*  Taiwan Mask Corp.                                      1,244,412    726,749
    Taiwan Navigation Co., Ltd.                            1,187,777    542,838
    Taiwan Optical Platform Co., Ltd.                          9,360     36,894
#   Taiwan Paiho, Ltd.                                     1,991,287  8,307,684
    Taiwan PCB Techvest Co., Ltd.                          1,822,238  1,781,793
#*  Taiwan Prosperity Chemical Corp.                       1,037,000    682,062
*   Taiwan Pulp & Paper Corp.                              2,217,980  1,362,956
#   Taiwan Sakura Corp.                                    1,374,803  1,656,024
    Taiwan Sanyo Electric Co., Ltd.                          401,400    319,708
    Taiwan Semiconductor Co., Ltd.                         1,582,000  2,142,334
#   Taiwan Shin Kong Security Co., Ltd.                    1,702,710  2,139,918
    Taiwan Styrene Monomer                                 3,812,209  2,631,449
    Taiwan Surface Mounting Technology Corp.               1,922,388  1,575,311
    Taiwan TEA Corp.                                       5,074,897  2,722,301
#   Taiwan Union Technology Corp.                          1,548,000  3,330,965
    Taiyen Biotech Co., Ltd.                                 857,883    852,293
#*  Tatung Co., Ltd.                                      15,364,015  6,460,270
#   TCI Co., Ltd.                                            480,993  2,944,824
    Te Chang Construction Co., Ltd.                          393,184    256,670
*   Teapo Electronic Corp.                                   462,000    420,835
    Tehmag Foods Corp.                                       124,800    931,945
    Ten Ren Tea Co., Ltd.                                    164,980    190,650
#   Test Research, Inc.                                    1,217,821  1,451,460
    Test Rite International Co., Ltd.                      2,042,495  1,508,366
#*  Tex-Ray Industrial Co., Ltd.                             803,000    253,091
#   Thinking Electronic Industrial Co., Ltd.                 589,204  1,837,133
#   Thye Ming Industrial Co., Ltd.                         1,153,669  1,503,426
#   Ton Yi Industrial Corp.                                4,526,644  2,173,387
#   Tong Hsing Electronic Industries, Ltd.                 1,018,963  4,216,330
#   Tong Yang Industry Co., Ltd.                           2,743,741  5,093,407
    Tong-Tai Machine & Tool Co., Ltd.                      1,590,892  1,106,287
#   TOPBI International Holdings, Ltd.                       355,405  1,134,758
    Topco Scientific Co., Ltd.                             1,042,463  3,192,882
#   Topco Technologies Corp.                                 144,000    307,083
    Topkey Corp.                                              18,000     59,894
#   Topoint Technology Co., Ltd.                           1,007,776    780,917
#   Toung Loong Textile Manufacturing                        679,000  1,979,547
#*  TPK Holding Co., Ltd.                                  2,101,000  7,054,599
    Trade-Van Information Services Co.                       234,000    218,994
#   TrueLight Corp.                                          550,700    670,325
#   Tsang Yow Industrial Co., Ltd.                           460,000    651,477
    Tsann Kuen Enterprise Co., Ltd.                          305,686    256,575
#   TSC Auto ID Technology Co., Ltd.                         171,700  1,193,299
#*  TSEC Corp.                                             1,675,000    571,212
#   TSRC Corp.                                             4,297,200  4,825,207
#   Ttet Union Corp.                                         300,000    914,045
    TTFB Co., Ltd.                                            68,000    566,770
#   TTY Biopharm Co., Ltd.                                 1,711,979  5,580,975
    Tung Ho Steel Enterprise Corp.                         5,741,000  4,743,344

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Tung Thih Electronic Co., Ltd.                           466,600 $3,313,588
#   TURVO International Co., Ltd.                            369,112  1,240,152
    TXC Corp.                                              2,170,053  3,137,160
    TYC Brother Industrial Co., Ltd.                       1,340,980  1,369,923
*   Tycoons Group Enterprise                               2,628,182    498,392
    Tyntek Corp.                                           1,959,039    846,157
    U-Ming Marine Transport Corp.                          2,416,000  2,511,603
    UDE Corp.                                                438,000    541,162
#   Ultra Chip, Inc.                                         386,000    421,796
    Unimicron Technology Corp.                             9,825,000  6,388,805
#   Union Bank Of Taiwan                                   7,448,149  2,207,653
#*  Union Insurance Co., Ltd.                                467,660    222,178
    Unitech Computer Co., Ltd.                               612,804    359,990
#*  Unitech Printed Circuit Board Corp.                    3,589,370  1,277,783
    United Integrated Services Co., Ltd.                   1,606,439  3,022,231
#   United Orthopedic Corp.                                  516,323  1,191,113
#   United Radiant Technology                                669,000    464,877
#   Unity Opto Technology Co., Ltd.                        2,401,500    902,253
    Univacco Technology, Inc.                                 32,000     18,940
    Universal Cement Corp.                                 2,670,433  1,999,059
#   Universal Microwave Technology, Inc.                     301,000    870,475
*   Unizyx Holding Corp.                                   2,738,430  1,301,356
    UPC Technology Corp.                                   4,951,447  2,329,510
#   Userjoy Technology Co., Ltd.                             185,900    480,165
    USI Corp.                                              5,746,408  2,846,230
#   Usun Technology Co., Ltd.                                463,000    940,553
#   Utechzone Co., Ltd.                                      377,000    676,308
#   Ve Wong Corp.                                            621,696    505,452
*   Via Technologies, Inc.                                   774,000    283,048
#   Victory New Materials, Ltd. Co.                          572,000    983,486
    Viking Tech Corp.                                         57,558     34,688
#   Visual Photonics Epitaxy Co., Ltd.                     1,313,772  3,005,789
    Vivotek, Inc.                                            443,779  1,298,544
    Voltronic Power Technology Corp.                          69,000  1,183,186
#*  Wafer Works Corp.                                      3,191,746  2,168,622
#   Waffer Technology Co., Ltd.                              705,000    433,193
*   Wah Hong Industrial Corp.                                182,021    120,571
    Wah Lee Industrial Corp.                               1,218,000  2,037,182
#   Walsin Technology Corp.                                2,622,834  4,695,724
#   Walton Advanced Engineering, Inc.                      2,069,197    900,110
    WAN HWA Enterprise Co.                                   725,536    337,647
    Waterland Financial Holdings Co., Ltd.                12,827,372  4,065,264
*   Wei Chuan Foods Corp.                                  1,726,000  1,063,294
    Wei Mon Industry Co., Ltd.                             3,075,282     17,192
#   Weikeng Industrial Co., Ltd.                           1,712,980    936,187
#   Well Shin Technology Co., Ltd.                           549,000    904,557
    Wha Yu Industrial Co., Ltd.                              301,000    196,176
#   WinMate Communication, Inc.                              201,000    375,484
#   Winstek Semiconductor Co., Ltd.                          227,000    177,574
    Wintek Corp.                                           5,447,000     61,892
#   Wisdom Marine Lines Co., Ltd.                          2,237,133  2,126,870
#   Wisechip Semiconductor, Inc.                             121,302    544,330
    Wistron NeWeb Corp.                                    1,793,470  5,736,866

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
    Wowprime Corp.                                       445,000 $    2,488,914
    WT Microelectronics Co., Ltd.                      3,041,903      4,505,923
*   WUS Printed Circuit Co., Ltd.                      2,102,000      1,232,240
#   XAC Automation Corp.                                 553,000      1,070,859
    XPEC Entertainment, Inc.                             192,135         31,497
#   Xxentria Technology Materials Corp.                  782,207      1,629,577
    Yageo Corp.                                          178,669        680,427
*   Yang Ming Marine Transport Corp.                   5,358,607      2,385,716
    YC Co., Ltd.                                       2,453,823      1,020,089
#   YC INOX Co., Ltd.                                  2,446,388      2,017,253
#   YCC Parts Manufacturing Co., Ltd.                    204,000        310,942
    Yea Shin International Development Co., Ltd.       1,051,350        487,431
#   Yeong Guan Energy Technology Group Co., Ltd.         661,929      1,793,395
#   YFC-Boneagle Electric Co., Ltd.                      613,000      1,300,751
*   YFY, Inc.                                          8,949,212      3,037,723
    Yi Jinn Industrial Co., Ltd.                       1,532,284        558,297
*   Yieh Phui Enterprise Co., Ltd.                     6,930,668      3,006,006
#   Yonyu Plastics Co., Ltd.                             469,600        488,300
*   Young Fast Optoelectronics Co., Ltd.                 679,872        300,475
#*  Young Optics, Inc.                                   409,111        557,421
    Youngtek Electronics Corp.                           769,666      1,177,668
    Yuanta Futures Co., Ltd.                              65,000         82,233
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.     461,869      1,260,204
#   Yungshin Construction & Development Co., Ltd.        648,000        603,002
    YungShin Global Holding Corp.                      1,341,015      1,820,507
#   Yungtay Engineering Co., Ltd.                      2,594,000      4,294,083
    Zeng Hsing Industrial Co., Ltd.                      392,107      1,662,210
    Zenitron Corp.                                     1,313,000        784,973
#   Zero One Technology Co., Ltd.                        573,000        374,799
#   Zig Sheng Industrial Co., Ltd.                     3,408,732      1,026,706
#   Zinwell Corp.                                      2,264,586      2,345,660
#   Zippy Technology Corp.                               869,948      1,037,930
    ZongTai Real Estate Development Co., Ltd.          1,153,277        677,943
                                                                 --------------
TOTAL TAIWAN                                                      1,164,912,437
                                                                 --------------
THAILAND -- (3.0%)
    AAPICO Hitech PCL(B013L48)                           986,440        690,699
    AAPICO Hitech PCL(B013KZ2)                           110,000         77,021
    Advanced Information Technology PCL Class F          414,700        348,943
    Aeon Thana Sinsap Thailand PCL(B01KHN0)              142,500        428,230
    AEON Thana Sinsap Thailand PCL(B01KHP2)               65,900        198,038
*   AJ Advance Technology PCL Class F                  9,170,200        325,180
    AJ Plast PCL                                       1,240,588        499,568
    Amata Corp. PCL                                    3,406,310      1,607,112
    Ananda Development PCL                            10,124,500      1,515,184
    AP Thailand PCL                                   10,765,016      2,490,966
*   Apex Development PCL                                   3,536             47
    Asia Aviation PCL                                 13,800,800      2,633,543
*   Asia Capital Group PCL                               310,800        168,119
    Asia Plus Group Holdings PCL                       8,263,200        908,849
    Asia Sermkij Leasing PCL                             982,600        628,954
    Asian Insulators PCL                              12,731,600         96,147
    Asian Phytoceuticals PCL                             740,215         30,697

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
THAILAND -- (Continued)
    Bangchak Corp. PCL                                    3,383,300 $3,533,114
    Bangkok Airways PCL                                   4,578,800  2,518,054
    Bangkok Aviation Fuel Services PCL                    1,869,746  2,654,892
    Bangkok Chain Hospital PCL                            6,623,637  2,786,679
    Bangkok Insurance PCL                                   180,181  1,878,888
    Bangkok Land PCL                                     48,424,670  2,633,950
    Bangkok Ranch PCL                                     2,977,600    648,734
    Beauty Community PCL                                  9,335,600  3,338,501
    BEC World PCL                                         6,209,200  3,451,992
    Better World Green PCL                                9,594,000    530,493
    Big Camera Corp. PCL                                 10,000,600  1,129,994
    BJC Heavy Industries PCL Class F                      3,621,900    402,718
    Buriram Sugar PCL Class F                             1,320,000    452,211
    Cal-Comp Electronics Thailand PCL Class F            15,343,944  1,438,646
    Central Plaza Hotel PCL                               1,251,300  1,532,327
    CH Karnchang PCL                                      3,589,500  3,074,264
    Charoong Thai Wire & Cable PCL Class F                  967,100    302,251
    Christiani & Nielsen Thai Class F                     2,930,600    325,852
    Chularat Hospital PCL Class F                        31,764,300  2,462,756
*   CIMB Thai Bank PCL                                    1,809,500     58,184
    CK Power PCL                                         21,430,690  2,138,142
    COL PCL                                                 335,700    511,976
    Com7 PCL Class F                                      3,060,100  1,057,538
*   Country Group Development PCL                        20,499,300    659,151
    Country Group Holdings PCL Class F                    7,918,400    340,280
    CS Loxinfo PCL                                        1,380,600    253,081
*   Demco PCL                                             1,971,100    343,557
    Dhipaya Insurance PCL                                 1,058,900  1,336,493
    Diamond Building Products PCL                           801,500    140,903
    Dusit Thani PCL                                         114,500     41,290
    Dynasty Ceramic PCL                                  21,468,080  2,606,375
*   E for L Aim PCL                                       5,297,900     15,921
    Eastern Polymer Group PCL Class F                     7,688,000  2,495,166
    Eastern Printing PCL                                    795,912    168,623
    Eastern Water Resources Development and Management
      PCL Class F                                         5,072,600  1,951,205
    Energy Earth PCL                                      4,765,400    209,081
    Erawan Group PCL (The)                                8,927,870  1,435,370
*   Esso Thailand PCL                                     9,987,700  2,956,406
    Forth Corp. PCL                                       2,127,000    469,805
    Forth Smart Service PCL                               1,974,500  1,168,923
    Fortune Parts Industry PCL                            2,704,900    395,048
*   G J Steel PCL                                        10,898,580    137,557
    GFPT PCL                                              3,877,500  2,248,907
    Global Power Synergy PCL Class F                      1,693,200  1,958,986
*   GMM Grammy PCL                                           90,260     29,023
    Golden Land Property Development PCL                  7,193,500  1,599,684
    Grand Canal Land PCL                                  5,552,200    370,408
*   Grande Asset Hotels & Property PCL                      861,875     23,310
    Group Lease PCL                                         132,500     80,830
    Hana Microelectronics PCL                             2,468,496  2,985,800
    ICC International PCL                                   204,600    224,420
    Ichitan Group PCL                                     3,229,200    747,219
*   Inter Far East Energy Corp. Class F                   4,679,700    326,967

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
THAILAND -- (Continued)
    Interlink Communication PCL                           1,050,800 $  435,774
*   International Engineering PCL                        39,494,487      4,510
    Italian-Thai Development PCL                         15,350,427  1,817,519
    Jasmine International PCL                            14,444,500  3,255,563
    Jaymart PCL                                           2,334,395  1,038,242
    JSP Property PCL                                      2,885,000     85,831
    Jubilee Enterprise PCL                                   73,600     40,254
    Kang Yong Electric PCL                                   49,800    793,172
    Karmarts PCL                                          2,917,000    753,871
    Kaset Thai International Sugar Corp. PCL                 93,100     18,745
    KGI Securities Thailand PCL                           6,740,100    806,142
    Khon Kaen Sugar Industry PCL                         13,765,690  1,828,448
    Khonburi Sugar PCL                                      178,500     37,013
    Kiatnakin Bank PCL                                      189,700    380,523
    Krungthai Card PCL                                      752,000  2,254,203
    L.P.N Development PCL                                   136,400     47,548
    Laguna Resorts & Hotels PCL                             197,000    158,363
    Lam Soon Thailand PCL                                   408,300     69,325
    Lanna Resources PCL                                   1,833,750    655,767
    LH Financial Group PCL                               46,399,766  2,468,036
    Loxley PCL                                            7,320,476    725,965
    LPN Development PCL                                   4,061,899  1,415,955
    Major Cineplex Group PCL                              2,766,800  2,556,732
    Malee Group PCL                                         694,400    693,847
    Maybank Kim Eng Securities Thailand PCL                 974,300    647,064
    MBK PCL                                               5,705,900  2,572,040
    MC Group PCL                                          2,117,000  1,100,600
*   MCOT PCL                                              2,324,600    998,957
    MCS Steel PCL                                         1,647,100    727,612
    Mega Lifesciences PCL                                 2,104,200  1,770,547
*   Millcon Steel PCL                                    10,717,800    563,646
    MK Real Estate Development PCL                        1,885,900    210,826
    MK Restaurants Group PCL                                289,400    530,507
    Modernform Group PCL                                  2,352,200    339,295
    Mono Technology PCL Class F                           8,470,500    890,922
    Muang Thai Insurance PCL                                 61,288    248,640
    Muramoto Electron Thailand PCL                           14,000     95,503
    Namyong Terminal PCL                                  3,342,400    547,416
*   Nation Multimedia Group PCL                          13,009,700    242,394
*   Noble Development PCL                                   654,100    263,397
    PCS Machine Group Holding PCL                           486,800    106,060
    Plan B Media Pcl                                        318,500     53,599
    Platinum Group PCL (The) Class F                      3,545,000    740,395
*   Polyplex Thailand PCL                                 2,578,150    976,205
*   Precious Shipping PCL                                 5,722,600  1,599,332
    Premier Marketing PCL                                 2,529,400    866,532
    President Rice Products PCL                               3,375      6,035
    Property Perfect PCL                                 27,612,100    713,609
    Pruksa Holding PCL                                    1,390,700    957,043
    PTG Energy PCL                                        4,974,400  2,750,558
    Quality Houses PCL                                   32,494,926  2,382,691
    Raimon Land PCL                                      11,010,600    387,132
    Ratchthani Leasing PCL                                9,187,800  1,546,187

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
THAILAND -- (Continued)
*   Regional Container Lines PCL                          3,516,600 $  882,413
*   Rojana Industrial Park PCL                            6,464,511  1,058,753
*   RS PCL                                                2,885,400  1,196,596
    S 11 Group PCL                                          843,500    219,262
    Saha Pathana Inter-Holding PCL                          680,300    853,531
    Saha-Union PCL                                          743,600    921,777
    Sahaviriya Steel Industries PCL                      87,225,900     24,640
    Samart Corp. PCL                                      3,038,600  1,305,786
*   Samart I-Mobile PCL                                  14,993,100    446,056
    Samart Telcoms PCL                                    1,946,100    771,972
    Sansiri PCL                                          53,583,210  3,349,303
    Sappe PCL                                               346,800    254,291
    SC Asset Corp PCL                                    15,997,215  1,557,585
    Scan Inter PCL Class F                                3,016,200    451,390
    Siam Future Development PCL                           6,340,773  1,124,234
    Siam Wellness Group PCL                               1,168,200    473,929
    Siamgas & Petrochemicals PCL                          2,924,700  1,335,941
*   Singha Estate PCL                                    18,219,100  2,200,976
    Sino-Thai Engineering & Construction PCL              4,485,500  3,470,967
    SNC Former PCL                                          141,800     60,936
    Somboon Advance Technology PCL                        1,459,237    710,400
    SPCG PCL                                              2,651,200  1,609,371
    Sri Ayudhya Capital PCL                                 233,100    210,148
    Sri Trang Agro-Industry PCL                           4,098,590  1,514,963
    Sriracha Construction PCL                               932,200    607,899
    Srisawad Corp. PCL                                      987,844  1,565,933
    Srithai Superware PCL                                10,647,500    614,343
*   Stars Microelectronics Thailand PCL                   2,352,400    337,910
    STP & I PCL                                           4,889,364    969,747
    Sub Sri Thai PCL                                        459,030    128,978
    Supalai PCL                                           5,445,533  3,894,751
*   Superblock PCL                                       70,217,000  2,722,039
    Susco PCL                                             1,295,200    136,228
    SVI PCL                                               7,597,600  1,267,161
*   Symphony Communication PCL                              275,275     98,441
    Synnex Thailand PCL                                   1,974,300    765,359
    Syntec Construction PCL                               4,454,200    666,594
    Taokaenoi Food & Marketing PCL                        3,213,980  1,941,340
    Tapaco PCL                                              252,300    166,044
*   Tata Steel Thailand PCL                              25,111,000    656,516
    Thai Agro Energy PCL Class F                            378,870     33,018
*   Thai Airways International PCL(6364971)                 141,400     79,036
*   Thai Airways International PCL(6888868)               5,871,900  3,282,116
    Thai Central Chemical PCL                               276,000    607,546
    Thai Metal Trade PCL                                  1,119,500    470,993
    Thai Nakarin Hospital PCL                               228,700    243,981
    Thai Rayon PCL                                            9,500     11,990
    Thai Reinsurance PCL                                  9,173,400    476,913
    Thai Solar Energy PCL Class F                         2,299,200    342,705
    Thai Stanley Electric PCL Class F                       206,600  1,291,386
    Thai Steel Cable PCL                                      3,400      1,093
    Thai Vegetable Oil PCL                                2,332,375  2,120,245
    Thai Wacoal PCL                                          78,000    112,512

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Thai Wah PCL Class F                                 2,086,100 $    604,957
    Thai-German Ceramic Industry PCL                     3,827,900      266,877
    Thaicom PCL                                          3,285,000    1,540,006
*   Thaifoods Group PCL Class F                          3,763,100      576,738
    Thaire Life Assurance PCL Class F                    1,341,200      324,453
    Thanachart Capital PCL                               2,160,200    3,099,772
    Thitikorn PCL                                          662,100      230,804
    Thoresen Thai Agencies PCL                           6,056,254    1,546,982
    TICON Industrial Connection PCL Class F              6,311,984    2,655,561
    Tipco Asphalt PCL                                    3,341,400    2,269,338
    TIPCO Foods PCL                                      1,385,582      666,215
    Tisco Financial Group PCL                              193,000      427,742
    TPC Power Holdings Co., Ltd.                            43,700       23,113
    TPI Polene PCL                                      63,832,600    4,335,242
    TRC Construction PCL                                22,425,885      795,232
    TTCL PCL(BWY4Y10)                                      295,800      159,116
    TTCL PCL(B5ML0D8)                                    1,350,871      726,657
    TTW PCL                                             11,977,000    3,923,168
*   U City PCL                                          47,365,600       42,702
    Unique Engineering & Construction PCL                3,254,270    1,760,307
*   United Power of Asia PCL                               500,000        7,363
    Univanich Palm Oil PCL                               1,053,200      221,550
    Univentures PCL                                      6,092,800    1,428,150
    Vanachai Group PCL                                   5,227,959    1,869,569
    VGI Global Media PCL                                16,359,000    2,556,363
    Vibhavadi Medical Center PCL                        41,437,700    3,337,281
    Vinythai PCL                                         3,215,634    2,019,646
    WHA Corp. PCL                                       43,541,900    3,977,803
    Workpoint Entertainment PCL                          1,187,340    2,238,985
                                                                   ------------
TOTAL THAILAND                                                      221,655,063
                                                                   ------------
TURKEY -- (1.7%)
#   Adana Cimento Sanayii TAS Class A                      566,452    1,086,464
#*  Afyon Cimento Sanayi TAS                             1,004,041    2,603,017
    Akcansa Cimento A.S.                                   444,909    1,552,760
#*  Akenerji Elektrik Uretim A.S.                        3,042,841    1,012,212
    Aksa Akrilik Kimya Sanayii A.S.                        775,850    3,072,500
#*  Aksa Enerji Uretim A.S.                              1,268,831    1,493,573
*   Aksigorta A.S.                                         832,551      752,705
#   Alarko Holding A.S.                                  1,233,597    2,008,923
#   Albaraka Turk Katilim Bankasi A.S.                   3,675,518    1,504,957
    Alkim Alkali Kimya A.S.                                 91,146      679,890
    Anadolu Anonim Turk Sigorta Sirketi                  2,035,741    1,648,481
#   Anadolu Cam Sanayii A.S.                             2,600,809    1,774,961
#   Anadolu Hayat Emeklilik A.S.                           902,314    1,705,129
#   AvivaSA Emeklilik ve Hayat A.S. Class A                 29,571      167,626
    Aygaz A.S.                                             557,104    2,552,836
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                 420,058    1,528,068
#*  Baticim Bati Anadolu Cimento Sanayii A.S.              409,123      957,017
*   Bera Holding A.S.                                      334,712      240,619
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.   1,361,900    1,781,090
#*  Bizim Toptan Satis Magazalari A.S.                     239,974      931,248
#   Bolu Cimento Sanayii A.S.                              487,559      802,231

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TURKEY -- (Continued)
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.           455,775 $1,159,449
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.              86,027    232,743
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.         474,006    983,669
#   Bursa Cimento Fabrikasi A.S.                             267,764    447,510
#   Celebi Hava Servisi A.S.                                  60,471    481,272
    Cimsa Cimento Sanayi VE Ticaret A.S.                     534,817  2,288,902
#*  Deva Holding A.S.                                        356,487    481,364
#*  Dogan Sirketler Grubu Holding A.S.                     9,685,105  2,286,971
#*  Dogus Otomotiv Servis ve Ticaret A.S.                    484,393  1,321,914
#   Eczacibasi Yatirim Holding Ortakligi A.S.                269,375    790,197
#   EGE Endustri VE Ticaret A.S.                              13,202  1,000,307
#   EGE Seramik Sanayi ve Ticaret A.S.                       274,358    376,558
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                               1,804,201  2,462,623
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S.              11,174    230,568
#*  Fenerbahce Futbol A.S.                                    84,211    906,380
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.      196,899    394,618
#   Global Yatirim Holding A.S.                            2,085,182  1,796,289
#*  Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.      47,262  1,077,817
#   Goodyear Lastikleri TAS                                  960,540  1,264,409
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.           641,876    613,171
#*  GSD Holding AS                                         3,686,131    776,113
#*  Gubre Fabrikalari TAS                                  1,493,480  2,279,357
    Hektas Ticaret TAS                                       105,221    167,111
#*  Ihlas Holding A.S.                                     8,173,996  1,419,509
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                           319,757  1,006,982
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.    678,189    817,152
*   Is Finansal Kiralama A.S.                              1,096,350    389,665
    Is Yatirim Menkul Degerler A.S. Class A                  220,148    108,949
#*  Izmir Demir Celik Sanayi A.S.                          1,326,884  1,464,037
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                              1,813,246  1,150,159
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                                909,737    615,765
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                              7,346,390  4,220,335
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                4,108,655  1,518,835
#   Kartonsan Karton Sanayi ve Ticaret A.S.                   11,353    977,960
#   Konya Cimento Sanayii A.S.                                14,237  1,140,383
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
      ve Ticaret A.S.                                        329,217    799,554
#*  Koza Altin Isletmeleri A.S.                              226,641  2,081,192
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.           831,604  1,158,085
*   Logo Yazilim Sanayi Ve Ticaret A.S.                       35,523    554,611
#   Mardin Cimento Sanayii ve Ticaret A.S.                   379,497    515,785
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.           2,192,298    816,500
*   Migros Ticaret A.S.                                      320,825  2,714,051
#*  NET Holding A.S.                                       1,819,449  1,597,430
*   Net Turizm Ticaret ve Sanayi SA                          235,485    146,582
#*  Netas Telekomunikasyon A.S.                              535,535  2,139,305
    Nuh Cimento Sanayi A.S.                                  385,168  1,160,469
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                    80,887  2,915,057
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.   494,933    533,242
#*  Parsan Makina Parcalari Sanayii A.S.                     126,184    387,720
*   Pegasus Hava Tasimaciligi A.S.                           215,199  1,474,819
    Pinar Entegre Et ve Un Sanayi A.S.                       152,148    431,083
    Pinar SUT Mamulleri Sanayii A.S.                         143,024    610,154
    Polisan Holding A.S.                                      76,276    167,251

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
    Polyester Sanayi A.S.                                194,574 $      449,745
#   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.                                             1,151,722        969,223
#*  Sekerbank TAS                                      3,100,963      1,225,173
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.          1,287,294      1,422,957
    Soda Sanayii A.S.                                  2,928,748      4,744,118
#   Tat Gida Sanayi A.S.                                 747,482      1,542,696
    TAV Havalimanlari Holding A.S.                        40,472        245,280
    Tekfen Holding A.S.                                1,578,912      4,908,951
#*  Teknosa Ic Ve Dis Ticaret A.S.                       238,336        418,173
    Trakya Cam Sanayii A.S.                            4,358,170      4,609,845
#*  Tumosan Motor ve Traktor Sanayi A.S.                 114,411        253,625
#*  Turcas Petrol A.S.                                 1,214,852        760,019
    Turk Traktor ve Ziraat Makineleri A.S.                85,481      1,983,769
    Turkiye Sinai Kalkinma Bankasi A.S.                9,909,435      4,311,600
#*  Vestel Elektronik Sanayi ve Ticaret A.S.             834,662      1,708,227
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.         138,892        509,769
#*  Zorlu Enerji Elektrik Uretim A.S.                  7,974,005      3,333,689
                                                                 --------------
TOTAL TURKEY                                                        122,105,099
                                                                 --------------
TOTAL COMMON STOCKS                                               6,684,008,231
                                                                 --------------
PREFERRED STOCKS -- (1.4%)

BRAZIL -- (1.3%)
    AES Tiete Energia SA                                   7,992          7,150
    Alpargatas SA                                      1,473,274      7,034,826
    Banco ABC Brasil SA                                  776,719      4,077,442
    Banco do Estado do Rio Grande do Sul SA Class B    2,156,445     10,117,142
*   Banco Pan SA                                       1,990,540      1,200,063
*   Banco Pine SA                                        282,703        278,320
*   Centrais Eletricas Santa Catarina                     79,600        513,590
    Cia de Gas de Sao Paulo - COMGAS Class A             230,511      3,489,063
    Cia de Saneamento do Parana                          918,901      3,123,559
    Cia de Transmissao de Energia Eletrica Paulista      390,640      8,768,996
    Cia Energetica de Minas Gerais                     5,599,929     15,300,205
    Cia Energetica de Sao Paulo Class B                1,692,700      8,467,978
    Cia Energetica do Ceara Class A                      112,339      1,734,611
    Cia Ferro Ligas da Bahia - FERBASA                   445,049      1,741,177
    Cia Paranaense de Energia                            857,600      7,125,697
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA                                           897,199      4,111,461
    Eucatex SA Industria e Comercio                      160,378        144,519
*   Gol Linhas Aereas Inteligentes SA                    302,148        867,197
    Grazziotin SA                                          2,100         16,378
    Marcopolo SA                                       4,890,253      5,112,391
    Randon SA Implementos e Participacoes              1,954,557      3,340,802
    Suzano Papel e Celulose SA Class A                   389,391      1,750,689
    Unipar Carbocloro SA Class B                         276,095        806,588
*   Usinas Siderurgicas de Minas Gerais SA Class A     4,124,699      6,838,454
                                                                 --------------
TOTAL BRAZIL                                                         95,968,298
                                                                 --------------
CHILE -- (0.1%)
    Coca-Cola Embonor SA Class B                         360,527        884,964

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES       VALUE++
                                                    -------------- ------------
CHILE -- (Continued)
    Embotelladora Andina SA Class B                        825,697 $  3,761,312
                                                                   ------------
TOTAL CHILE                                                           4,646,276
                                                                   ------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                  2,637,267    2,331,571
    Banco Davivienda SA                                      8,209       93,192
                                                                   ------------
TOTAL COLOMBIA                                                        2,424,763
                                                                   ------------
INDIA -- (0.0%)
    UPL, Ltd., 5.000%                                      620,778      128,314
                                                                   ------------
TOTAL PREFERRED STOCKS                                              103,167,651
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 08/03/17                     28,441       27,325
*   Brasil Brokers Participacoes SA Rights 07/31/17        672,607        2,157
*   Iochpe Maxion SA Warrants 06/03/19                      30,274       66,016
                                                                   ------------
TOTAL BRAZIL                                                             95,498
                                                                   ------------
CHILE -- (0.0%)
*   Grupo Security SA Rights 08/24/17                      412,639       16,193
                                                                   ------------
INDIA -- (0.0%)
*   Intellect Design Arena, Ltd. Rights 08/09/17            61,464       23,138
                                                                   ------------
INDONESIA -- (0.0%)
*   Bumi Resources Tbk PT Rights 07/21/17           20,073,356,101           --
                                                                   ------------
MALAYSIA -- (0.0%)
*   Borneo Oil Bhd Warrants 05/29/27                       555,999        5,844
*   Daibochi Plastic & Packaging Industry Bhd
      Warrants 06/19/22                                     11,088        1,347
                                                                   ------------
TOTAL MALAYSIA                                                            7,191
                                                                   ------------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                846,548           --
                                                                   ------------
SOUTH KOREA -- (0.0%)
*   Iljin Materials Co., Ltd. Rights 08/30/17               16,994      119,970
*   Sejong Telecom, Inc. Rights 08/03/17                 1,228,781      126,277
*   Ssangyong Cement Industrial Co., Ltd. Rights
      08/21/17                                               2,909        2,729
                                                                   ------------
TOTAL SOUTH KOREA                                                       248,976
                                                                   ------------
TAIWAN -- (0.0%)
*   Long Chen Paper Co., Ltd. Rights 08/14/17               73,287       10,922
                                                                   ------------
THAILAND -- (0.0%)
*   Jay Mart PCL Warrants 06/05/19                         236,402       26,144
*   MILL W4 Warrants 07/11/22                              968,960           --
*   RS PCL Warrants 05/23/20                               673,000      123,369

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
THAILAND -- (Continued)
*     Vibhavadi Medical Center PCL Warrants 06/14/22   3,251,085 $           --
                                                                 --------------
TOTAL THAILAND                                                          149,513
                                                                 --------------
TURKEY -- (0.0%)
*     Boyner Perakende Ve Tekstil Yatirimlari A.S.
        Rights 09/11/17                                   92,388        785,439
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                 1,336,870
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,788,512,752
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund                  47,794,099    553,073,309
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $6,397,942,159)^^            $7,341,586,061
                                                                 ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

 Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Argentina              $            1             --   --    $            1
    Brazil                    519,351,198             --   --       519,351,198
    Chile                     113,620,210             --   --       113,620,210
    China                      83,941,541 $1,082,169,300   --     1,166,110,841
    Colombia                   13,129,624             --   --        13,129,624
    Greece                             --     25,688,518   --        25,688,518
    Hong Kong                          --      2,556,103   --         2,556,103
    Hungary                            --      7,815,260   --         7,815,260
    India                         362,816    995,322,598   --       995,685,414
    Indonesia                   1,355,852    203,307,046   --       204,662,898
    Malaysia                    6,084,322    257,187,952   --       263,272,274
    Mexico                    182,489,049             --   --       182,489,049
    Philippines                        --     97,522,900   --        97,522,900
    Poland                             --    113,860,903   --       113,860,903
    South Africa                5,632,266    447,124,824   --       452,757,090
    South Korea                 6,320,589  1,010,492,760   --     1,016,813,349
    Taiwan                         97,161  1,164,815,276   --     1,164,912,437
    Thailand                  220,668,538        986,525   --       221,655,063
    Turkey                        240,619    121,864,480   --       122,105,099
 Preferred Stocks
    Brazil                     95,968,298             --   --        95,968,298
    Chile                       4,646,276             --   --         4,646,276
    Colombia                    2,424,763             --   --         2,424,763
    India                         128,314             --   --           128,314
 Rights/Warrants
    Brazil                             --         95,498   --            95,498
    Chile                              --         16,193   --            16,193
    India                              --         23,138   --            23,138
    Malaysia                           --          7,191   --             7,191
    South Korea                        --        248,976   --           248,976
    Taiwan                             --         10,922   --            10,922
    Thailand                           --        149,513   --           149,513
    Turkey                             --        785,439   --           785,439
 Securities Lending
   Collateral                          --    553,073,309   --       553,073,309
 Futures Contracts**            2,016,835             --   --         2,016,835
                           -------------- --------------   --    --------------
 TOTAL                     $1,258,478,272 $6,085,124,624   --    $7,343,602,896
                           ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (97.5%)

Consumer Discretionary -- (15.9%)
*   1-800-Flowers.com, Inc. Class A                         44,330 $    427,784
#   Aaron's, Inc.                                           58,430    2,704,140
#   Adient P.L.C.                                           22,979    1,504,435
#   Adtalem Global Education, Inc.                          35,557    1,155,602
*   Ascent Capital Group, Inc. Class A                       8,450      142,805
#   Autoliv, Inc.                                            9,404    1,019,300
#*  AV Homes, Inc.                                           3,852       61,825
#*  Ballantyne Strong, Inc.                                  9,030       61,404
*   Barnes & Noble Education, Inc.                           7,710       55,743
    Barnes & Noble, Inc.                                    55,600      453,140
    Bassett Furniture Industries, Inc.                       2,900      107,880
#   Beasley Broadcast Group, Inc. Class A                    9,471       99,446
*   Beazer Homes USA, Inc.                                   4,326       57,363
*   Belmond, Ltd. Class A                                   75,198      981,334
#   Best Buy Co., Inc.                                     197,800   11,539,652
#   Big 5 Sporting Goods Corp.                              16,901      181,686
*   Biglari Holdings, Inc.                                       8        2,995
*   BJ's Restaurants, Inc.                                  16,658      588,027
#   Bob Evans Farms, Inc.                                   32,778    2,267,582
#*  Build-A-Bear Workshop, Inc.                             25,874      248,390
*   Cabela's, Inc.                                          53,051    3,022,846
    Caleres, Inc.                                           74,697    2,037,734
    Callaway Golf Co.                                       38,543      490,652
*   Cambium Learning Group, Inc.                            37,733      185,646
    Canterbury Park Holding Corp.                            2,755       31,958
    Carnival Corp.                                         489,649   32,698,760
#   Carriage Services, Inc.                                 20,916      510,141
*   Cavco Industries, Inc.                                   7,600      991,040
#   CBS Corp. Class A                                       20,437    1,350,681
*   Charter Communications, Inc. Class A                   339,394  133,011,903
#*  Christopher & Banks Corp.                               44,704       63,033
#   Churchill Downs, Inc.                                    7,682    1,436,918
    Citi Trends, Inc.                                        3,415       75,642
#   Columbia Sportswear Co.                                  8,634      523,048
    Comcast Corp. Class A                                7,221,594  292,113,477
#*  Conn's, Inc.                                            25,450      544,630
#   Core-Mark Holding Co., Inc.                             96,236    3,528,974
    CSS Industries, Inc.                                    10,465      280,148
    Culp, Inc.                                              10,036      301,080
*   Delta Apparel, Inc.                                      7,532      158,398
*   Destination Maternity Corp.                                200          306
#   Dillard's, Inc. Class A                                120,300    8,880,546
*   Discovery Communications, Inc. Class B                   3,762      101,856
*   Discovery Communications, Inc. Class C                   3,762       87,015
*   Dixie Group, Inc. (The)                                 11,800       50,150
*   Dorman Products, Inc.                                    9,311      727,003
    Dover Motorsports, Inc.                                 15,098       30,951
    DR Horton, Inc.                                        208,125    7,427,981
#   Educational Development Corp.                            1,679       17,126
#*  Eldorado Resorts, Inc.                                  18,512      377,645
#   Escalade, Inc.                                             277        3,421

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*  EW Scripps Co. (The) Class A                             81,265 $ 1,596,857
#   Finish Line, Inc. (The) Class A                          38,600     531,136
    Flanigan's Enterprises, Inc.                                865      23,182
    Flexsteel Industries, Inc.                                2,068     115,767
    Ford Motor Co.                                        2,831,174  31,765,772
#   Fred's, Inc. Class A                                     47,275     320,052
#*  FTD Cos., Inc.                                           17,602     345,879
#*  G-III Apparel Group, Ltd.                                22,788     593,172
#   GameStop Corp. Class A                                  104,752   2,272,071
    Gaming Partners International Corp.                         500       5,320
#   Gannett Co., Inc.                                        59,819     536,576
    General Motors Co.                                    1,095,598  39,419,616
#*  Genesco, Inc.                                            11,856     380,578
    Graham Holdings Co. Class B                               5,780   3,424,072
#*  Gray Television, Inc.                                    46,874     698,423
#   Group 1 Automotive, Inc.                                 57,936   3,450,089
#   Guess?, Inc.                                             59,800     780,988
    Haverty Furniture Cos., Inc.                             33,479     744,908
*   Helen of Troy, Ltd.                                      61,653   6,211,540
    Hooker Furniture Corp.                                   14,814     625,151
#*  Hyatt Hotels Corp. Class A                               14,601     811,378
*   Iconix Brand Group, Inc.                                 41,336     275,711
    International Speedway Corp. Class A                     24,844     889,415
*   J Alexander's Holdings, Inc.                              2,666      28,126
#*  JAKKS Pacific, Inc.                                      13,103      43,240
#*  JC Penney Co., Inc.                                      85,215     461,013
    Johnson Outdoors, Inc. Class A                           15,588     787,506
#   KB Home                                                  30,800     705,936
#   Kohl's Corp.                                             14,353     593,497
    La-Z-Boy, Inc.                                           56,332   1,904,022
*   Lakeland Industries, Inc.                                 9,887     148,799
#*  Lands' End, Inc.                                         19,415     262,103
    Lennar Corp. Class A                                    224,100  11,751,804
    Lennar Corp. Class B                                      7,868     349,890
*   Liberty Broadband Corp. Class A                          24,095   2,383,477
*   Liberty Broadband Corp. Class B                           1,905     190,500
#*  Liberty Broadband Corp. Class C                          67,601   6,704,667
*   Liberty Expedia Holdings, Inc. Class A                   80,904   4,615,573
#*  Liberty Expedia Holdings, Inc. Class B                    3,457     199,348
#*  Liberty Interactive Corp., QVC Group Class A            815,470  19,522,352
#*  Liberty Interactive Corp., QVC Group Class B             35,706     885,687
#*  Liberty Media Corp.-Liberty Braves Class A                9,638     243,263
#*  Liberty Media Corp.-Liberty Braves Class B                  762      21,062
#*  Liberty Media Corp.-Liberty Braves Class C               20,801     524,809
#*  Liberty Media Corp.-Liberty Formula One Class A          17,043     575,201
*   Liberty Media Corp.-Liberty Formula One Class C          44,409   1,561,865
*   Liberty Media Corp.-Liberty SiriusXM Class A             96,383   4,446,148
*   Liberty Media Corp.-Liberty SiriusXM Class B              7,622     357,739
*   Liberty Media Corp.-Liberty SiriusXM Class C            208,010   9,568,460
*   Liberty TripAdvisor Holdings, Inc. Class A               76,802     902,423
*   Liberty TripAdvisor Holdings, Inc. Class B                3,570      46,767
*   Liberty Ventures Series A                               121,356   7,351,746
#*  Liberty Ventures Series B                                 5,186     331,411

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
           Lifetime Brands, Inc.                             16,431 $   311,367
#          Lions Gate Entertainment Corp. Class A             4,691     137,915
#*         Lions Gate Entertainment Corp. Class B                 1          28
#          Lithia Motors, Inc. Class A                       34,933   3,606,832
*          Luby's, Inc.                                      32,226      92,489
#*         M/I Homes, Inc.                                   37,930     983,904
#*         Madison Square Garden Co. (The) Class A            9,852   2,164,681
           Marcus Corp. (The)                                18,899     514,053
#*         MarineMax, Inc.                                   29,164     436,002
#          Marriott Vacations Worldwide Corp.                 2,531     295,747
(degrees)  Media General, Inc.                               25,196      50,896
#          Meredith Corp.                                    32,676   1,942,588
#*         Meritage Homes Corp.                              28,156   1,147,357
#          MGM Resorts International                        227,871   7,503,792
*          Modine Manufacturing Co.                          14,650     238,063
*          Mohawk Industries, Inc.                           98,740  24,585,273
*          Monarch Casino & Resort, Inc.                      1,103      36,498
#*         Motorcar Parts of America, Inc.                   13,074     365,680
#          Movado Group, Inc.                                21,998     541,151
#*         MSG Networks, Inc. Class A                        29,558     632,541
#*         Murphy USA, Inc.                                  30,778   2,330,818
#          NACCO Industries, Inc. Class A                     6,832     448,179
           Newell Brands, Inc.                              209,562  11,048,109
           News Corp. Class A                               402,247   5,756,155
           News Corp. Class B                                99,903   1,468,574
#          Nexstar Media Group, Inc. Class A                  3,146     205,748
#          Office Depot, Inc.                               181,609   1,066,045
#*         Overstock.com, Inc.                               20,830     333,280
#          Penske Automotive Group, Inc.                     43,845   1,909,011
*          Perry Ellis International, Inc.                   15,092     296,407
           PulteGroup, Inc.                                 143,221   3,497,457
           PVH Corp.                                         31,964   3,812,986
#          RCI Hospitality Holdings, Inc.                    12,026     272,870
#*         Red Robin Gourmet Burgers, Inc.                   31,175   1,864,265
*          Regis Corp.                                       44,912     472,923
#          Rent-A-Center, Inc.                               58,311     770,871
           Rocky Brands, Inc.                                 8,729     121,770
           Royal Caribbean Cruises, Ltd.                    322,500  36,465,075
#*         Ruby Tuesday, Inc.                                17,500      35,350
           Saga Communications, Inc. Class A                  8,693     337,723
           Salem Media Group, Inc.                           10,922      78,092
           Scholastic Corp.                                  30,900   1,280,187
#*         Sequential Brands Group, Inc.                         70         225
*          Shiloh Industries, Inc.                           15,461     114,721
#          Shoe Carnival, Inc.                               32,650     596,189
#          Sonic Automotive, Inc. Class A                    17,000     308,550
           Speedway Motorsports, Inc.                        14,935     317,518
           Standard Motor Products, Inc.                     37,342   1,881,290
           Staples, Inc.                                    426,509   4,329,066
*          Stoneridge, Inc.                                  19,361     295,449
           Strattec Security Corp.                            5,224     185,452
           Superior Industries International, Inc.           23,275     455,026

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    Superior Uniform Group, Inc.                          17,956 $      400,957
*   Tandy Leather Factory, Inc.                            9,974         88,270
#   TEGNA, Inc.                                          119,639      1,774,246
    Time Warner, Inc.                                  1,534,860    157,200,361
    Time, Inc.                                           191,857      2,695,591
    Toll Brothers, Inc.                                  179,799      6,938,443
#*  Tuesday Morning Corp.                                 60,500        111,925
#   Twenty-First Century Fox, Inc. Class A             1,287,383     37,462,845
    Twenty-First Century Fox, Inc. Class B               550,972     15,807,387
*   UCP, Inc. Class A                                      7,837         87,383
*   Unifi, Inc.                                           41,401      1,356,297
#*  Universal Electronics, Inc.                            3,206        219,451
#*  Vista Outdoor, Inc.                                   69,826      1,612,282
*   VOXX International Corp.                               3,750         25,125
    Walt Disney Co. (The)                                 26,220      2,882,365
    West Marine, Inc.                                     24,859        320,433
#   Whirlpool Corp.                                       30,049      5,345,116
*   William Lyon Homes Class A                            23,600        533,596
                                                                 --------------
Total Consumer Discretionary                                      1,050,811,640
                                                                 --------------
Consumer Staples -- (8.1%)
#   Alico, Inc.                                              960         28,992
#*  Alliance One International, Inc.                       3,508         53,322
    Andersons, Inc. (The)                                 23,660        815,087
    Archer-Daniels-Midland Co.                           813,476     34,312,418
#   British American Tobacco P.L.C. Sponsored ADR         99,034      6,191,587
#   Bunge, Ltd.                                          121,368      9,514,038
#*  CCA Industries, Inc.                                   8,323         29,547
*   Central Garden & Pet Co.                              25,184        805,888
*   Central Garden & Pet Co. Class A                      48,121      1,480,202
    Constellation Brands, Inc. Class B                    12,615      2,473,549
#*  Craft Brew Alliance, Inc.                              9,754        170,695
    CVS Health Corp.                                   1,510,745    120,753,848
#   Fresh Del Monte Produce, Inc.                         39,437      2,029,822
#*  Hain Celestial Group, Inc. (The)                      87,292      3,902,825
    Ingles Markets, Inc. Class A                          11,437        337,391
    Ingredion, Inc.                                       62,117      7,660,268
    JM Smucker Co. (The)                                 108,204     13,190,068
#   John B. Sanfilippo & Son, Inc.                        10,428        670,729
    Kraft Heinz Co. (The)                                176,768     15,460,129
*   Landec Corp.                                          37,056        455,789
    Mannatech, Inc.                                          717         11,651
#   Molson Coors Brewing Co. Class A                       1,908        176,576
    Molson Coors Brewing Co. Class B                     186,550     16,599,219
    Mondelez International, Inc. Class A               2,081,099     91,609,978
    Nutraceutical International Corp.                     14,615        610,907
    Oil-Dri Corp. of America                               5,047        208,744
#   Omega Protein Corp.                                   25,852        413,632
#*  Post Holdings, Inc.                                   50,201      4,176,723
#   Sanderson Farms, Inc.                                 16,100      2,105,075
    Seaboard Corp.                                         1,812      7,746,300
*   Seneca Foods Corp. Class A                             6,301        180,839
*   Seneca Foods Corp. Class B                               300          9,270

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#   Snyder's-Lance, Inc.                                    32,153 $  1,118,603
    SpartanNash Co.                                         34,281      950,955
#*  TreeHouse Foods, Inc.                                   24,190    2,052,038
    Tyson Foods, Inc. Class A                              405,030   25,662,701
#   Universal Corp.                                         22,290    1,425,445
    Wal-Mart Stores, Inc.                                1,266,497  101,307,095
    Walgreens Boots Alliance, Inc.                         725,538   58,529,150
#   Weis Markets, Inc.                                      11,602      548,891
                                                                   ------------
Total Consumer Staples                                              535,779,986
                                                                   ------------
Energy -- (11.4%)
    Adams Resources & Energy, Inc.                           6,004      228,092
    Anadarko Petroleum Corp.                               258,932   11,825,424
    Andeavor                                               185,538   18,466,597
#   Apache Corp.                                            15,708      777,232
    Archrock, Inc.                                          69,200      757,740
    Baker Hughes a GE Co.                                  127,976    4,721,035
*   Barnwell Industries, Inc.                                7,870       14,717
#   Bristow Group, Inc.                                     32,315      238,162
#*  Callon Petroleum Co.                                    13,214      149,582
    Chevron Corp.                                        1,102,451  120,376,625
*   Cloud Peak Energy, Inc.                                 33,115      114,578
    ConocoPhillips                                       1,489,306   67,569,813
*   Dawson Geophysical Co.                                  29,011      116,334
#   Delek US Holdings, Inc.                                 69,131    1,805,010
    EOG Resources, Inc.                                      8,874      844,272
#*  Era Group, Inc.                                         24,458      214,252
*   Exterran Corp.                                          34,600      958,074
    Exxon Mobil Corp.                                    2,897,173  231,889,727
    Green Plains, Inc.                                      26,534      524,047
    Gulf Island Fabrication, Inc.                           15,018      171,205
*   Helix Energy Solutions Group, Inc.                     103,010      673,685
#   Helmerich & Payne, Inc.                                 95,808    4,849,801
#   Hess Corp.                                             165,152    7,355,870
#   HollyFrontier Corp.                                     32,210      928,936
#*  Hornbeck Offshore Services, Inc.                         6,900       17,388
*   International Seaways, Inc.                                 12          274
    Kinder Morgan, Inc.                                    894,983   18,284,503
#   Marathon Oil Corp.                                     467,019    5,711,642
    Marathon Petroleum Corp.                               903,936   50,611,377
*   Matrix Service Co.                                      15,423      159,628
#   Murphy Oil Corp.                                       108,993    2,897,034
#   Nabors Industries, Ltd.                                181,974    1,403,020
#   National Oilwell Varco, Inc.                           213,118    6,971,090
*   Natural Gas Services Group, Inc.                        15,026      374,899
#*  Newpark Resources, Inc.                                 85,815      716,555
    Noble Energy, Inc.                                     133,794    3,867,985
    Occidental Petroleum Corp.                             210,493   13,035,831
#*  Parker Drilling Co.                                    103,773      124,528
    Patterson-UTI Energy, Inc.                             152,325    2,945,966
#*  PDC Energy, Inc.                                        24,103    1,136,697
*   PHI, Inc. Non-Voting                                    13,870      134,539
*   PHI, Inc. Voting                                         1,099       10,386

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    Phillips 66                                            775,455 $ 64,944,356
*   Pioneer Energy Services Corp.                           74,262      163,376
    Pioneer Natural Resources Co.                           88,400   14,418,040
*   QEP Resources, Inc.                                     33,043      283,179
#*  Renewable Energy Group, Inc.                             2,882       36,025
#*  REX American Resources Corp.                             4,050      404,919
#*  Rowan Cos. P.L.C. Class A                              118,378    1,381,471
    Schlumberger, Ltd.                                     603,242   41,382,401
#*  SEACOR Holdings, Inc.                                   16,104      548,985
#*  SEACOR Marine Holdings, Inc.                            20,581      300,071
#   SemGroup Corp. Class A                                   4,727      127,865
#   Ship Finance International, Ltd.                        12,481      169,742
#*  Superior Energy Services, Inc.                          75,686      814,381
#*  Tesco Corp.                                              3,745       17,227
#*  Unit Corp.                                              52,140      937,477
    Valero Energy Corp.                                    605,899   41,788,854
#*  Whiting Petroleum Corp.                                 16,007       84,037
    Williams Cos., Inc. (The)                              178,361    5,668,313
                                                                   ------------
Total Energy                                                        757,444,871
                                                                   ------------
Financials -- (22.6%)
#   1st Source Corp.                                        45,305    2,224,476
    Aflac, Inc.                                            168,611   13,446,727
*   Alleghany Corp.                                          3,115    1,910,554
    Allstate Corp. (The)                                   211,174   19,216,834
#   American Equity Investment Life Holding Co.             88,700    2,375,386
    American Financial Group, Inc.                         173,596   17,602,634
    American International Group, Inc.                     838,781   54,898,217
    American National Insurance Co.                         23,302    2,772,938
    AmeriServ Financial, Inc.                               33,075      130,646
*   Arch Capital Group, Ltd.                                 3,094      300,922
    Argo Group International Holdings, Ltd.                 51,636    3,095,578
    Aspen Insurance Holdings, Ltd.                         102,623    5,008,002
    Associated Banc-Corp                                    31,434      752,844
    Assurant, Inc.                                          65,820    6,928,871
    Assured Guaranty, Ltd.                                 122,989    5,535,735
*   Asta Funding, Inc.                                         885        6,483
    Astoria Financial Corp.                                 19,344      390,362
*   Atlanticus Holdings Corp.                               14,067       34,746
    Axis Capital Holdings, Ltd.                              8,510      549,576
#   Baldwin & Lyons, Inc. Class A                              300        6,990
    Baldwin & Lyons, Inc. Class B                            6,556      153,410
#*  Bancorp, Inc. (The)                                        459        3,557
    Bank Mutual Corp.                                       14,475      144,026
    Bank of America Corp.                                5,929,137  143,010,784
    Bank of New York Mellon Corp. (The)                    724,844   38,438,477
    BankFinancial Corp.                                     19,548      292,829
    Bar Harbor Bankshares                                    2,733       76,223
#   BB&T Corp.                                             214,106   10,131,496
    BCB Bancorp, Inc.                                        1,059       15,885
    Berkshire Hills Bancorp, Inc.                           30,747    1,142,251
    Capital City Bank Group, Inc.                           14,283      305,085
    Capital One Financial Corp.                            372,872   32,134,109

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Cathay General Bancorp                                  17,730 $    663,989
#   Century Bancorp, Inc. Class A                              495       33,017
    Chubb, Ltd.                                            157,858   23,119,883
    Cincinnati Financial Corp.                              12,284      935,549
    CIT Group, Inc.                                         45,907    2,187,469
    Citigroup, Inc.                                      1,870,326  128,023,815
    Citizens Community Bancorp, Inc.                        10,355      144,452
    CME Group, Inc.                                        352,894   43,271,862
#   CNA Financial Corp.                                    200,051   10,392,649
    CNO Financial Group, Inc.                              301,264    6,892,920
    Codorus Valley Bancorp, Inc.                               144        4,026
    Comerica, Inc.                                          16,431    1,188,126
    Community West Bancshares                                  400        4,140
*   Consumer Portfolio Services, Inc.                       26,500      108,915
#*  Cowen, Inc.                                              3,989       63,824
    Donegal Group, Inc. Class A                             12,386      186,781
*   E*TRADE Financial Corp.                                 89,699    3,677,659
    EMC Insurance Group, Inc.                               23,450      649,565
    Enterprise Financial Services Corp.                        436       17,244
    ESSA Bancorp, Inc.                                       8,217      121,201
    Evans Bancorp, Inc.                                      1,681       68,501
    Everest Re Group, Ltd.                                  34,913    9,160,822
    Fairfax Financial Holdings, Ltd.                         3,313    1,577,819
    Farmers Capital Bank Corp.                                 302       11,340
    FBL Financial Group, Inc. Class A                       24,660    1,674,414
    Federal Agricultural Mortgage Corp. Class A                177       11,859
    Federal Agricultural Mortgage Corp. Class C              9,200      630,752
    Federated National Holding Co.                          13,665      217,547
#   Fidelity Southern Corp.                                  7,213      151,906
    Fifth Third Bancorp                                    127,045    3,392,102
*   First Acceptance Corp.                                  27,347       24,612
#   First American Financial Corp.                          61,982    3,000,549
#   First Bancorp                                           16,138      505,119
#   First Business Financial Services, Inc.                    964       20,495
#   First Citizens BancShares, Inc. Class A                  8,627    3,174,909
#   First Commonwealth Financial Corp.                      30,547      398,027
    First Community Bancshares, Inc.                           183        4,981
    First Defiance Financial Corp.                          10,880      563,040
    First Financial Northwest, Inc.                         25,371      416,338
    First Interstate Bancsystem, Inc. Class A                2,348       85,819
    First Merchants Corp.                                   41,623    1,683,234
    First Midwest Bancorp, Inc.                              7,168      159,201
    First South Bancorp, Inc.                                2,278       39,204
    FNB Corp.                                               63,117      864,703
*   FNFV Group                                              15,438      266,306
*   Genworth Financial, Inc. Class A                        34,964      119,927
*   Global Indemnity, Ltd.                                   8,282      321,010
    Goldman Sachs Group, Inc. (The)                        209,155   47,128,896
    Great Southern Bancorp, Inc.                             1,616       83,951
    Great Western Bancorp, Inc.                                260       10,143
    Guaranty Federal Bancshares, Inc.                        1,684       36,206
*   Hallmark Financial Services, Inc.                       20,834      234,383
    Hanover Insurance Group, Inc. (The)                     88,829    8,426,319

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Hartford Financial Services Group, Inc. (The)          311,489 $ 17,131,895
    Heartland Financial USA, Inc.                              465       21,902
    Hilltop Holdings, Inc.                                  26,171      655,060
*   HMN Financial, Inc.                                      3,456       62,208
    Home Bancorp, Inc.                                         719       29,134
    HopFed Bancorp, Inc.                                     6,781       98,867
    Horace Mann Educators Corp.                             58,206    2,147,801
    Huntington Bancshares, Inc.                             70,847      938,723
    Iberiabank Corp.                                           697       56,352
    Infinity Property & Casualty Corp.                      15,800    1,580,790
    International Bancshares Corp.                             800       28,320
    Investment Technology Group, Inc.                       23,677      522,551
#   Investors Title Co.                                      1,069      188,700
#*  Janus Henderson Group P.L.C.                            11,721      392,536
    JPMorgan Chase & Co.                                 2,748,095  252,275,121
#   Kemper Corp.                                            39,635    1,555,674
#   Kentucky First Federal Bancorp                           2,400       23,520
    KeyCorp                                                526,210    9,492,828
#   Lakeland Bancorp, Inc.                                   8,740      169,119
    Landmark Bancorp, Inc.                                   2,277       67,513
#   Legg Mason, Inc.                                        43,400    1,736,434
    Lincoln National Corp.                                 134,595    9,833,511
    Loews Corp.                                            243,798   11,868,087
    M&T Bank Corp.                                           4,241      691,919
    Macatawa Bank Corp.                                        291        2,808
    Mackinac Financial Corp.                                 6,893      100,224
    Maiden Holdings, Ltd.                                    5,792       64,291
    MainSource Financial Group, Inc.                        45,000    1,572,300
#*  Markel Corp.                                               101      108,223
    Marlin Business Services Corp.                          14,241      370,266
    MB Financial, Inc.                                      19,678      804,830
#*  MBIA, Inc.                                              82,267      836,655
    MBT Financial Corp.                                      9,396       90,202
    Mercantile Bank Corp.                                    4,422      140,708
    MetLife, Inc.                                          949,912   52,245,160
#   MidWestOne Financial Group, Inc.                           346       11,909
    Morgan Stanley                                       1,102,617   51,712,737
    MutualFirst Financial, Inc.                              2,300       80,270
    National Western Life Group, Inc. Class A                  900      302,931
    Navigators Group, Inc. (The)                             7,370      420,090
#   New York Community Bancorp, Inc.                        52,185      685,189
#   NewStar Financial, Inc.                                 41,166      450,356
    Northrim BanCorp, Inc.                                   5,734      167,146
    OFG Bancorp                                             30,191      303,420
    Old Republic International Corp.                       172,923    3,392,749
    Oppenheimer Holdings, Inc. Class A                       3,097       48,778
    PacWest Bancorp                                          1,076       51,670
    Park Sterling Corp.                                        992       11,527
#   People's United Financial, Inc.                         69,156    1,206,081
    Peoples Bancorp of North Carolina, Inc.                    250        7,905
    Peoples Bancorp, Inc.                                   15,923      519,090
*   PHH Corp.                                               51,783      713,570
#   Piper Jaffray Cos.                                         312       19,469

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    PNC Financial Services Group, Inc. (The)               217,040 $ 27,954,752
    Popular, Inc.                                           56,536    2,382,427
    Premier Financial Bancorp, Inc.                          4,877       92,663
    Principal Financial Group, Inc.                        218,754   14,601,830
    Provident Financial Holdings, Inc.                         544       10,336
    Provident Financial Services, Inc.                      21,059      558,485
    Prudential Financial, Inc.                             497,625   56,346,079
    Radian Group, Inc.                                     161,945    2,821,082
    Regions Financial Corp.                              1,302,555   19,017,303
    Reinsurance Group of America, Inc.                     153,566   21,529,953
    RenaissanceRe Holdings, Ltd.                            12,667    1,860,909
#   Renasant Corp.                                          42,102    1,784,704
    Riverview Bancorp, Inc.                                  1,682       12,766
    Safety Insurance Group, Inc.                            26,197    1,858,677
    Sandy Spring Bancorp, Inc.                               9,125      365,365
#*  Select Bancorp, Inc.                                       600        7,104
#   Selective Insurance Group, Inc.                         45,200    2,289,380
    SI Financial Group, Inc.                                 5,661       87,462
#   Southern National Bancorp of Virginia, Inc.                193        3,266
    Southwest Bancorp, Inc.                                 16,974      443,021
    State Auto Financial Corp.                              15,100      389,429
    State Street Corp.                                       4,112      383,362
#   Sterling Bancorp                                        70,552    1,629,751
    Stewart Information Services Corp.                      12,271      482,250
    SunTrust Banks, Inc.                                   255,532   14,639,428
    Synchrony Financial                                    544,549   16,510,726
#   Synovus Financial Corp.                                 22,796      991,170
    Timberland Bancorp, Inc.                                 2,500       67,400
    Tiptree, Inc.                                           37,071      253,936
    Torchmark Corp.                                          7,000      552,790
    Travelers Cos., Inc. (The)                             160,554   20,565,362
    Trico Bancshares                                           854       31,513
    Trustmark Corp.                                          4,194      134,040
    Umpqua Holdings Corp.                                   34,932      647,639
#*  Unico American Corp.                                     1,900       17,670
    Union Bankshares Corp.                                  37,042    1,144,227
#   United Bankshares, Inc.                                 12,121      418,175
    United Financial Bancorp, Inc.                           9,193      166,301
    United Fire Group, Inc.                                 24,429    1,102,237
#   United Security Bancshares                                 440        4,136
#   Unity Bancorp, Inc.                                      3,999       73,982
    Univest Corp. of Pennsylvania                              156        4,758
    Unum Group                                             517,445   25,939,518
    Validus Holdings, Ltd.                                   8,958      481,851
#   Valley National Bancorp                                    768        9,124
    Voya Financial, Inc.                                    14,373      563,997
    Washington Federal, Inc.                                97,887    3,274,320
    Waterstone Financial, Inc.                               1,426       26,880
    Wells Fargo & Co.                                    2,565,849  138,401,895
    WesBanco, Inc.                                          31,678    1,211,050
    Western New England Bancorp, Inc.                       11,698      116,395
    Wintrust Financial Corp.                                24,224    1,824,309
#   WR Berkley Corp.                                         5,305      365,886

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    XL Group, Ltd.                                       240,766 $   10,690,010
#   Zions Bancorporation                                  53,325      2,416,689
                                                                 --------------
Total Financials                                                  1,496,757,062
                                                                 --------------
Health Care -- (11.7%)
    Abbott Laboratories                                  915,297     45,014,306
#   Aceto Corp.                                           31,686        534,860
*   Addus HomeCare Corp.                                   2,044         69,394
    Aetna, Inc.                                          558,462     86,176,271
#*  Albany Molecular Research, Inc.                       24,874        540,761
*   Alere, Inc.                                           45,800      2,307,862
    Allergan P.L.C.                                      123,871     31,256,369
    Analogic Corp.                                         2,988        209,758
*   AngioDynamics, Inc.                                   14,354        233,253
#*  Anika Therapeutics, Inc.                              14,671        750,568
    Anthem, Inc.                                         504,640     93,969,014
#*  Aptevo Therapeutics, Inc.                              4,339          7,984
    Baxter International, Inc.                            27,380      1,655,942
*   Centene Corp.                                         17,600      1,397,792
    Cigna Corp.                                          136,754     23,735,024
#   CONMED Corp.                                          43,239      2,219,025
    Cooper Cos., Inc. (The)                               13,956      3,403,450
*   Cross Country Healthcare, Inc.                         7,595         89,317
*   CryoLife, Inc.                                        17,502        328,163
#*  Cumberland Pharmaceuticals, Inc.                      23,319        156,704
*   Cutera, Inc.                                           1,289         33,578
    Danaher Corp.                                        405,225     33,021,785
    Digirad Corp.                                         26,711        109,515
#*  Emergent BioSolutions, Inc.                            8,678        315,619
#*  Envision Healthcare Corp.                             30,743      1,734,828
*   Enzo Biochem, Inc.                                    41,397        449,157
*   Exactech, Inc.                                         3,390         98,819
*   Express Scripts Holding Co.                          493,239     30,896,491
    Humana, Inc.                                         236,814     54,751,397
#*  Impax Laboratories, Inc.                               4,700         90,945
#*  Integer Holdings Corp.                                41,672      1,908,578
#   Invacare Corp.                                         7,330        114,715
    Kewaunee Scientific Corp.                              1,631         41,264
#   Kindred Healthcare, Inc.                              22,803        204,087
#*  LHC Group, Inc.                                        1,418         82,102
*   LifePoint Health, Inc.                                82,208      4,883,155
*   Magellan Health, Inc.                                 17,899      1,334,370
    Medtronic P.L.C.                                     794,453     66,710,218
*   Merit Medical Systems, Inc.                           13,395        549,195
#*  Micron Solutions, Inc.                                 1,200          4,752
#*  Molina Healthcare, Inc.                               24,941      1,666,059
*   Mylan NV                                              28,680      1,118,233
    National HealthCare Corp.                              6,484        422,562
#*  Natus Medical, Inc.                                   15,698        552,570
*   Nuvectra Corp.                                        13,890        161,957
#*  Omnicell, Inc.                                        35,405      1,756,088
    PerkinElmer, Inc.                                     76,500      5,035,995
    Pfizer, Inc.                                       4,178,729    138,566,654

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
*   PharMerica Corp.                                        33,305 $    837,621
#*  Prestige Brands Holdings, Inc.                         111,489    5,979,155
    Quest Diagnostics, Inc.                                  5,900      639,029
*   RTI Surgical, Inc.                                      73,086      416,590
*   SciClone Pharmaceuticals, Inc.                          13,028      142,657
*   Select Medical Holdings Corp.                           42,204      683,705
*   Surmodics, Inc.                                          5,593      147,096
    Teleflex, Inc.                                          37,223    7,713,350
    Thermo Fisher Scientific, Inc.                         499,520   87,680,746
#*  Tivity Health, Inc.                                     11,581      459,187
*   Triple-S Management Corp. Class B                       20,684      320,188
    UnitedHealth Group, Inc.                                89,716   17,208,426
*   VCA, Inc.                                               69,140    6,400,981
*   WellCare Health Plans, Inc.                             18,375    3,252,191
    Zimmer Biomet Holdings, Inc.                             1,000      121,320
                                                                   ------------
Total Health Care                                                   772,672,747
                                                                   ------------
Industrials -- (11.0%)
    AAR Corp.                                               32,906    1,230,684
    ABM Industries, Inc.                                    64,500    2,877,990
    Acme United Corp.                                        1,030       28,500
#   Actuant Corp. Class A                                    4,057       98,179
*   AECOM                                                   55,835    1,781,136
*   Aegion Corp.                                            42,549    1,018,623
#*  Aerovironment, Inc.                                     35,065    1,325,106
    AGCO Corp.                                              58,973    4,254,312
*   Air Transport Services Group, Inc.                       6,308      153,663
    Alamo Group, Inc.                                       22,751    2,116,071
    Alaska Air Group, Inc.                                 105,252    8,970,628
#   Albany International Corp. Class A                      20,551    1,099,479
#   AMERCO                                                  29,431   11,435,709
*   Ameresco, Inc. Class A                                     981        6,426
#   American Railcar Industries, Inc.                       20,003      735,510
#   Apogee Enterprises, Inc.                                36,374    1,894,722
#   ArcBest Corp.                                           12,135      337,353
    Arconic, Inc.                                          331,751    8,224,107
#   Argan, Inc.                                                 21        1,353
    Astec Industries, Inc.                                  22,925    1,152,440
#*  Atlas Air Worldwide Holdings, Inc.                      31,815    1,889,811
    Barnes Group, Inc.                                      36,400    2,190,552
    Brady Corp. Class A                                     38,500    1,278,200
    Briggs & Stratton Corp.                                 41,033      960,993
*   CAI International, Inc.                                 17,082      448,061
*   Casella Waste Systems, Inc. Class A                      5,201       87,273
    Caterpillar, Inc.                                      107,902   12,295,433
*   CBIZ, Inc.                                              38,149      566,513
*   CDI Corp.                                               24,979      206,077
    CECO Environmental Corp.                                 3,773       36,447
#   Celadon Group, Inc.                                     24,642      112,121
    Chicago Rivet & Machine Co.                                700       25,718
#   CIRCOR International, Inc.                              10,019      501,551
    Columbus McKinnon Corp.                                 17,542      452,584
    Comfort Systems USA, Inc.                               44,560    1,483,848

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   CompX International, Inc.                                   500 $     7,250
#   Covanta Holding Corp.                                       113       1,706
#*  Covenant Transportation Group, Inc. Class A               7,080     132,750
#   CRA International, Inc.                                   7,613     295,461
    CSX Corp.                                             1,242,950  61,327,153
    Cummins, Inc.                                               900     151,110
    Curtiss-Wright Corp.                                     46,353   4,469,356
    Delta Air Lines, Inc.                                   422,126  20,836,139
*   DigitalGlobe, Inc.                                       21,971     766,788
    DMC Global, Inc.                                          1,436      19,960
#   Douglas Dynamics, Inc.                                   30,234     961,441
*   Ducommun, Inc.                                           12,645     366,199
    Eastern Co. (The)                                        10,193     296,616
    Eaton Corp. P.L.C.                                      263,425  20,613,006
    EMCOR Group, Inc.                                        50,540   3,411,450
    Encore Wire Corp.                                        19,966     890,484
    EnerSys                                                  43,239   3,124,883
*   Engility Holdings, Inc.                                   7,988     233,010
    Ennis, Inc.                                              30,835     593,574
#   ESCO Technologies, Inc.                                  17,601   1,085,982
    Espey Manufacturing & Electronics Corp.                   1,671      37,547
#   Essendant, Inc.                                          24,021     299,782
#*  Esterline Technologies Corp.                             44,968   4,339,412
    Federal Signal Corp.                                     71,923   1,330,576
    FedEx Corp.                                             142,324  29,607,662
#   Fortune Brands Home & Security, Inc.                    123,726   8,125,086
*   Franklin Covey Co.                                        3,046      56,808
#   FreightCar America, Inc.                                  9,404     154,602
*   FTI Consulting, Inc.                                     36,136   1,185,622
#   GATX Corp.                                               65,445   4,046,464
*   Gencor Industries, Inc.                                  13,149     211,041
    General Electric Co.                                  2,102,284  53,839,493
*   Genesee & Wyoming, Inc. Class A                           1,200      78,192
#*  Gibraltar Industries, Inc.                               24,203     722,460
    Gorman-Rupp Co. (The)                                    24,282     733,802
*   GP Strategies Corp.                                      18,583     532,403
#   Granite Construction, Inc.                               27,179   1,332,315
*   Great Lakes Dredge & Dock Corp.                          69,820     275,789
#   Greenbrier Cos., Inc. (The)                              22,451   1,010,295
#   Griffon Corp.                                            67,323   1,380,121
#*  Hawaiian Holdings, Inc.                                   9,193     380,590
    Heidrick & Struggles International, Inc.                 18,234     330,035
#*  Herc Holdings, Inc.                                      18,560     842,253
#*  Hertz Global Holdings, Inc.                              55,682     761,173
*   Hill International, Inc.                                 27,154     137,128
    Hurco Cos., Inc.                                          7,910     260,635
*   Huron Consulting Group, Inc.                              4,001     142,036
    Hyster-Yale Materials Handling, Inc.                     12,246     867,752
*   ICF International, Inc.                                  31,660   1,432,615
    Ingersoll-Rand P.L.C.                                   213,109  18,728,019
#*  InnerWorkings, Inc.                                      96,587   1,138,761
    Insteel Industries, Inc.                                 17,578     462,653
*   JetBlue Airways Corp.                                   324,893   7,124,903

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
#   Johnson Controls International P.L.C.                   149,522 $ 5,823,882
    Kadant, Inc.                                              5,786     451,597
    KAR Auction Services, Inc.                               18,100     760,924
#   KBR, Inc.                                                 3,600      53,712
*   Key Technology, Inc.                                      3,199      45,746
    Kimball International, Inc. Class B                      30,344     505,834
    Korn/Ferry International                                 33,148   1,108,801
#*  Kratos Defense & Security Solutions, Inc.                 2,711      29,835
    L3 Technologies, Inc.                                   100,470  17,579,236
*   Lawson Products, Inc.                                     8,847     203,923
*   LB Foster Co. Class A                                     6,682     117,603
    LSI Industries, Inc.                                     27,715     231,975
*   Lydall, Inc.                                             14,605     722,948
    ManpowerGroup, Inc.                                      22,886   2,452,235
    Marten Transport, Ltd.                                   79,636   1,270,194
    Matson, Inc.                                             62,316   1,757,311
    Matthews International Corp. Class A                     12,387     811,968
#   McGrath RentCorp                                         17,552     623,623
#*  Mercury Systems, Inc.                                     2,055      90,235
    Miller Industries, Inc.                                  20,099     524,584
#   Mobile Mini, Inc.                                        54,461   1,677,399
*   Moog, Inc. Class A                                       35,339   2,626,394
    Mueller Industries, Inc.                                 30,912     973,728
#   Multi-Color Corp.                                           308      24,794
*   MYR Group, Inc.                                          19,582     622,903
    National Presto Industries, Inc.                            571      64,580
*   Navigant Consulting, Inc.                                12,297     208,188
#*  NL Industries, Inc.                                      38,770     302,406
    NN, Inc.                                                 18,396     509,569
    Norfolk Southern Corp.                                  545,229  61,381,881
*   Northwest Pipe Co.                                        6,690     101,086
#*  NOW, Inc.                                                62,737     999,400
*   On Assignment, Inc.                                      53,951   2,657,087
    Orbital ATK, Inc.                                        56,610   5,784,410
    Oshkosh Corp.                                            14,466     996,129
    Owens Corning                                           149,300  10,010,565
    PACCAR, Inc.                                              4,432     303,370
*   PAM Transportation Services, Inc.                         6,449     113,051
#   Pentair P.L.C.                                          117,934   7,438,097
*   Perma-Pipe International Holdings, Inc.                   8,900      70,310
    Powell Industries, Inc.                                   7,529     239,799
#   Quad/Graphics, Inc.                                       1,591      35,734
#   Quanex Building Products Corp.                           21,431     460,767
*   Quanta Services, Inc.                                   168,307   5,676,995
    Raytheon Co.                                             44,355   7,618,858
*   RCM Technologies, Inc.                                   20,293     107,959
    Regal Beloit Corp.                                       16,070   1,339,434
    Republic Services, Inc.                                 429,755  27,598,866
    Resources Connection, Inc.                               25,955     346,499
*   Roadrunner Transportation Systems, Inc.                     879       6,135
*   RPX Corp.                                                33,100     452,477
*   Rush Enterprises, Inc. Class A                           32,603   1,406,167
*   Rush Enterprises, Inc. Class B                           18,522     753,475

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Ryder System, Inc.                                      89,844 $  6,537,049
#*  Saia, Inc.                                               8,925      485,074
*   SIFCO Industries, Inc.                                   6,623       44,374
    SkyWest, Inc.                                           38,506    1,405,469
    Southwest Airlines Co.                                 645,761   35,846,193
*   Sparton Corp.                                            8,563      197,463
#   Spartan Motors, Inc.                                    16,820      148,857
*   SPX FLOW, Inc.                                          12,803      453,994
    Standex International Corp.                             22,341    2,143,619
    Stanley Black & Decker, Inc.                           143,289   20,159,329
    Steelcase, Inc. Class A                                 55,469      757,152
    Supreme Industries, Inc. Class A                         1,433       21,552
#*  Team, Inc.                                               6,674       95,772
#   Terex Corp.                                             27,578    1,085,746
    Tetra Tech, Inc.                                        45,222    2,145,784
*   Titan Machinery, Inc.                                    2,883       51,462
    Trinity Industries, Inc.                               183,814    5,038,342
    Triton International, Ltd.                              24,053      867,351
#   Triumph Group, Inc.                                     57,100    1,461,760
#*  Tutor Perini Corp.                                      33,844      900,250
*   Twin Disc, Inc.                                            900       15,228
*   Ultralife Corp.                                          3,309       22,832
    UniFirst Corp.                                          18,705    2,660,786
    Union Pacific Corp.                                    888,128   91,441,659
*   United Continental Holdings, Inc.                      114,796    7,769,393
    United Technologies Corp.                              228,103   27,046,173
    Universal Forest Products, Inc.                         31,800    2,666,430
#*  USA Truck, Inc.                                         12,805      118,574
*   Vectrus, Inc.                                            4,069      138,387
#*  Veritiv Corp.                                            9,437      350,585
    Viad Corp.                                              23,193    1,241,985
*   Virco Manufacturing Corp.                               12,601       68,675
    VSE Corp.                                                  610       31,629
    Watts Water Technologies, Inc. Class A                   1,534       98,790
#   Werner Enterprises, Inc.                                34,105    1,011,213
#*  Wesco Aircraft Holdings, Inc.                            6,228       67,574
*   WESCO International, Inc.                               11,687      598,959
#*  Willis Lease Finance Corp.                               6,713      169,705
#*  XPO Logistics, Inc.                                     12,216      734,304
                                                                   ------------
Total Industrials                                                   726,943,667
                                                                   ------------
Information Technology -- (10.9%)
    Activision Blizzard, Inc.                              982,162   60,677,968
*   Actua Corp.                                              1,184       15,984
*   Acxiom Corp.                                             7,769      209,530
*   Agilysys, Inc.                                          14,791      148,797
*   Alpha & Omega Semiconductor, Ltd.                       20,661      365,700
    Analog Devices, Inc.                                     6,632      523,994
#*  ARRIS International P.L.C.                              70,523    1,971,823
*   Arrow Electronics, Inc.                                175,521   14,268,102
#   AstroNova, Inc.                                          6,285       86,733
    Avnet, Inc.                                            139,400    5,350,172
    AVX Corp.                                               72,760    1,300,221
*   Aware, Inc.                                             14,326       65,900

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Axcelis Technologies, Inc.                                 175 $      3,885
*   AXT, Inc.                                               16,521      144,559
    Bel Fuse, Inc. Class A                                   3,874       84,066
    Bel Fuse, Inc. Class B                                  11,381      287,370
*   Benchmark Electronics, Inc.                             62,063    2,088,420
    Black Box Corp.                                         18,611      147,027
#*  Blackhawk Network Holdings, Inc.                        25,926    1,131,670
#*  Blucora, Inc.                                           57,127    1,279,645
    Brocade Communications Systems, Inc.                   461,513    5,828,909
    Brooks Automation, Inc.                                 50,847    1,248,802
*   BSQUARE Corp.                                            4,065       23,170
*   CACI International, Inc. Class A                        24,830    3,106,233
*   Calix, Inc.                                             16,027      109,785
#*  Cars.com, Inc.                                          39,879      969,060
    Cisco Systems, Inc.                                  4,663,233  146,658,678
    Cohu, Inc.                                              28,915      526,831
*   CommerceHub, Inc. Series A                               5,992      109,294
*   CommerceHub, Inc. Series C                              14,580      262,148
#   Comtech Telecommunications Corp.                        15,569      280,242
    Concurrent Computer Corp.                               11,740       79,128
*   Conduent, Inc.                                         177,926    2,937,558
#   Convergys Corp.                                        197,364    4,730,815
*   CoreLogic, Inc.                                         96,545    4,397,625
    Corning, Inc.                                          785,955   22,902,729
*   Cray, Inc.                                              12,866      265,040
    CSP, Inc.                                                2,414       24,768
    CTS Corp.                                               66,936    1,472,592
#*  CyberOptics Corp.                                        3,281       54,136
#   Cypress Semiconductor Corp.                             52,022      738,712
*   Dell Technologies, Inc. Class V                         38,133    2,450,808
*   Digi International, Inc.                                25,438      265,827
*   Diodes, Inc.                                             4,709      124,930
*   DSP Group, Inc.                                         46,713      588,584
    DXC Technology Co.                                     228,936   17,944,004
*   EchoStar Corp. Class A                                  23,551    1,430,252
*   Edgewater Technology, Inc.                              13,603       96,445
*   Electro Scientific Industries, Inc.                      6,085       52,635
#*  Electronics for Imaging, Inc.                           58,110    2,822,984
    Emcore Corp.                                               744        8,630
*   EnerNOC, Inc.                                            6,397       48,937
*   Entegris, Inc.                                             300        7,830
*   ePlus, Inc.                                             17,490    1,414,941
#*  Fabrinet                                                 4,055      182,516
    Fidelity National Information Services, Inc.           151,857   13,852,396
*   Finisar Corp.                                           61,526    1,674,738
#*  First Solar, Inc.                                       28,266    1,393,796
*   FormFactor, Inc.                                        46,295      606,464
*   Frequency Electronics, Inc.                              8,090       69,574
#*  GSI Technology, Inc.                                     3,363       24,415
#*  Harmonic, Inc.                                          22,962       94,144
    Hewlett Packard Enterprise Co.                       1,070,310   18,741,128
*   IAC/InterActiveCorp                                    125,298   13,109,930
#*  ID Systems, Inc.                                         3,917       26,753

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#*  Inseego Corp.                                           10,953 $     12,925
*   Insight Enterprises, Inc.                               42,100    1,705,892
    Intel Corp.                                          4,978,195  176,576,577
*   IntriCon Corp.                                           2,835       21,263
*   Itron, Inc.                                             33,397    2,437,981
    IXYS Corp.                                               3,055       53,157
    Juniper Networks, Inc.                                 212,100    5,928,195
*   Key Tronic Corp.                                        17,623      128,119
*   Kimball Electronics, Inc.                               23,443      455,966
*   Kulicke & Soffa Industries, Inc.                        71,688    1,544,160
*   KVH Industries, Inc.                                    19,858      216,452
    Lam Research Corp.                                      11,111    1,771,760
*   Lattice Semiconductor Corp.                            108,469      754,944
*   Limelight Networks, Inc.                                10,944       37,428
    ManTech International Corp. Class A                      2,048       81,347
#   Marvell Technology Group, Ltd.                         166,418    2,589,464
*   Maxwell Technologies, Inc.                               2,521       14,748
#   Methode Electronics, Inc.                               79,272    3,151,062
*   Micron Technology, Inc.                                758,908   21,340,493
*   Microsemi Corp.                                          7,940      413,515
    MKS Instruments, Inc.                                   61,200    5,119,380
#*  ModusLink Global Solutions, Inc.                         6,101       10,250
*   NCI, Inc. Class A                                          686       13,686
*   NETGEAR, Inc.                                           31,028    1,486,241
*   Optical Cable Corp.                                     10,793       24,284
#*  PAR Technology Corp.                                    12,896      115,548
    Park Electrochemical Corp.                               1,642       30,853
    PC Connection, Inc.                                     35,467      915,049
    PC-Tel, Inc.                                            22,216      157,956
*   PCM, Inc.                                               10,471      129,579
*   Photronics, Inc.                                        79,712      801,106
*   Plexus Corp.                                            10,626      569,660
#*  Qorvo, Inc.                                             24,909    1,707,761
    QUALCOMM, Inc.                                       1,059,256   56,341,827
*   Rambus, Inc.                                             1,069       13,779
    Reis, Inc.                                              13,511      289,135
    Richardson Electronics, Ltd.                            15,464       90,619
*   Rogers Corp.                                             7,543      889,848
*   Rudolph Technologies, Inc.                              16,097      398,401
*   Sanmina Corp.                                           39,846    1,428,479
*   ScanSource, Inc.                                        14,745      583,902
*   ShoreTel, Inc.                                           3,200       23,840
*   Sonus Networks, Inc.                                     6,622       45,228
#   SS&C Technologies Holdings, Inc.                        51,586    1,999,473
*   StarTek, Inc.                                           22,913      281,830
#*  SunPower Corp.                                          18,322      204,107
#*  Super Micro Computer, Inc.                               5,886      158,039
*   Sykes Enterprises, Inc.                                 20,292      689,928
    SYNNEX Corp.                                            55,900    6,647,628
*   Synopsys, Inc.                                           4,200      321,594
    TE Connectivity, Ltd.                                  150,137   12,069,513
#*  Tech Data Corp.                                         81,325    8,327,680
*   Telenav, Inc.                                            9,865       73,987

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
    Teradyne, Inc.                                          26,789 $    926,632
    Tessco Technologies, Inc.                                8,689      115,998
    TiVo Corp.                                              19,000      372,400
#*  TTM Technologies, Inc.                                  55,241      960,089
*   Veeco Instruments, Inc.                                 15,978      492,122
#*  Virtusa Corp.                                           30,064      996,622
#   Vishay Intertechnology, Inc.                           151,731    2,708,398
*   Vishay Precision Group, Inc.                            16,480      288,400
    Western Digital Corp.                                  215,907   18,378,004
*   Xcerra Corp.                                            20,165      195,802
    Xerox Corp.                                            222,408    6,821,253
*   XO Group, Inc.                                           6,284      114,872
#   Xperi Corp.                                             48,635    1,422,574
                                                                   ------------
Total Information Technology                                        718,899,286
                                                                   ------------
Materials -- (1.7%)
    Alcoa Corp.                                            110,583    4,025,221
#   Allegheny Technologies, Inc.                            22,777      431,396
    Ampco-Pittsburgh Corp.                                   4,007       57,901
    Ashland Global Holdings, Inc.                          112,560    7,313,023
    Bemis Co., Inc.                                         24,092    1,020,778
    Cabot Corp.                                             46,280    2,514,392
#*  Century Aluminum Co.                                    15,822      265,493
*   Clearwater Paper Corp.                                  16,822      826,801
#   Commercial Metals Co.                                   85,208    1,584,869
*   Core Molding Technologies, Inc.                         11,847      225,922
    Domtar Corp.                                             8,107      316,659
    Dow Chemical Co. (The)                                  11,060      710,494
    Friedman Industries, Inc.                               10,726       58,135
    FutureFuel Corp.                                         6,104       88,874
    Graphic Packaging Holding Co.                          154,000    2,031,260
    Greif, Inc. Class A                                      4,885      274,000
    Huntsman Corp.                                          50,242    1,337,442
    Kaiser Aluminum Corp.                                   27,181    2,644,440
    KapStone Paper and Packaging Corp.                      80,984    1,851,294
#*  Kraton Corp.                                             5,435      202,182
*   Louisiana-Pacific Corp.                                173,457    4,355,505
    Martin Marietta Materials, Inc.                         23,633    5,351,220
#   Materion Corp.                                          18,497      711,210
    Mercer International, Inc.                              21,725      238,975
    Minerals Technologies, Inc.                             34,280    2,427,024
    Mosaic Co. (The)                                        17,274      416,994
#   Myers Industries, Inc.                                  30,343      515,831
    Neenah Paper, Inc.                                       7,684      613,952
    Newmont Mining Corp.                                   141,468    5,258,366
*   Northern Technologies International Corp.                3,035       55,389
    Nucor Corp.                                             93,455    5,389,550
    Olin Corp.                                              69,801    2,057,734
    Olympic Steel, Inc.                                      9,986      170,661
#   PH Glatfelter Co.                                       50,600    1,035,782
    PolyOne Corp.                                            5,174      189,265
    Reliance Steel & Aluminum Co.                           93,801    6,787,440
    Schnitzer Steel Industries, Inc. Class A                   400       10,320

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Materials -- (Continued)
             Sensient Technologies Corp.                  38,101 $    2,833,190
             Steel Dynamics, Inc.                         94,919      3,361,082
*            SunCoke Energy, Inc.                         62,210        556,780
#*           Synalloy Corp.                                5,144         58,127
             Tredegar Corp.                               26,545        400,830
             Tronox, Ltd. Class A                          1,600         31,008
#*           Universal Stainless & Alloy Products,
               Inc.                                        6,269        119,111
             Valvoline, Inc.                             309,015      7,005,370
             Vulcan Materials Co.                         58,246      7,171,248
#            Westlake Chemical Corp.                     158,152     11,127,575
             WestRock Co.                                200,591     11,517,935
#            Worthington Industries, Inc.                 47,320      2,397,704
                                                                 --------------
Total Materials                                                     109,945,754
                                                                 --------------
Real Estate -- (0.0%)
             Alexander & Baldwin, Inc.                    66,838      2,802,517
#            Griffin Industrial Realty, Inc.               1,500         48,285
#            Stratus Properties, Inc.                      3,069         87,927
                                                                 --------------
Total Real Estate                                                     2,938,729
                                                                 --------------
Telecommunication Services -- (4.1%)
             AT&T, Inc.                                6,297,224    245,591,736
#            ATN International, Inc.                          84          4,872
#            CenturyLink, Inc.                           512,432     11,924,293
#            Frontier Communications Corp.                46,463        711,348
*            General Communication, Inc. Class A           2,840        121,183
#*           Iridium Communications, Inc.                 14,800        147,260
*            Lumos Networks Corp.                            500          8,955
#*           ORBCOMM, Inc.                                44,499        516,633
             Spok Holdings, Inc.                          12,522        205,361
#*           Sprint Corp.                                422,600      3,372,348
*            T-Mobile US, Inc.                           113,786      7,016,045
             Telephone & Data Systems, Inc.              111,207      3,161,615
*            United States Cellular Corp.                  7,591        287,547
#*           Vonage Holdings Corp.                        85,934        568,024
                                                                 --------------
Total Telecommunication Services                                    273,637,220
                                                                 --------------
Utilities -- (0.1%)
*            Calpine Corp.                                62,921        904,804
             Consolidated Water Co., Ltd.                  6,656         85,862
             NRG Energy, Inc.                             55,469      1,365,647
#            Ormat Technologies, Inc.                     20,134      1,193,946
                                                                 --------------
Total Utilities                                                       3,550,259
                                                                 --------------
TOTAL COMMON STOCKS                                               6,449,381,221
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value Rights    157,807        160,158

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
(degrees)#*  Safeway PDC, LLC Contingent Value Rights    157,807 $           48
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                   160,206
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,449,541,427
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
             State Street Institutional U.S.
               Government Money Market Fund, 0.940%   13,453,137     13,453,137
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@         DFA Short Term Investment Fund           13,002,082    150,460,094
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,718,802,768)^^            $6,613,454,658
                                                                 ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary    $1,050,760,744 $     50,896   --    $1,050,811,640
   Consumer Staples             535,779,986           --   --       535,779,986
   Energy                       757,444,871           --   --       757,444,871
   Financials                 1,496,757,062           --   --     1,496,757,062
   Health Care                  772,672,747           --   --       772,672,747
   Industrials                  726,943,667           --   --       726,943,667
   Information Technology       718,899,286           --   --       718,899,286
   Materials                    109,945,754           --   --       109,945,754
   Real Estate                    2,938,729           --   --         2,938,729
   Telecommunication
     Services                   273,637,220           --   --       273,637,220
   Utilities                      3,550,259           --   --         3,550,259
Rights/Warrants                          --      160,206   --           160,206
Temporary Cash Investments       13,453,137           --   --        13,453,137
Securities Lending
  Collateral                             --  150,460,094   --       150,460,094
                             -------------- ------------   --    --------------
TOTAL                        $6,462,783,462 $150,671,196   --    $6,613,454,658
                             ============== ============   ==    ==============

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  Rate  Maturity Face Amount $ Fair Value $
--------------------                  ----  -------- ------------- ------------
CORPORATE BONDS - 2.4%
(r)Apple, Inc.                        1.42% 05/03/18  230,925,000  231,439,270
(r)Berkshire Hathaway Finance         1.31% 08/14/17   10,020,000   10,020,331
(r)Berkshire Hathaway Finance         1.60% 01/12/18   34,293,000   34,344,302
(r)Chevron Corp.                      1.54% 11/09/17   13,220,000   13,233,299
General Electric Capital Corp.        5.63% 09/15/17      500,000      502,482
(r)Toyota Motor Credit Corp.          1.26% 05/17/18  300,000,000  300,087,900
                                                      -----------  -----------
TOTAL CORPORATE BONDS (Cost
  $589,452,704)                                       588,958,000  589,627,584
                                                      -----------  -----------
YANKEE BONDS - 0.8%
(r)++Australia & New Zealand Banking
  Group                               1.74% 01/16/18   14,000,000   14,022,904
(r)Australia & New Zealand Banking
  Group                               1.74% 01/16/18   11,190,000   11,208,307
(r)Australia & New Zealand Banking
  Group                               1.74% 05/15/18    5,300,000    5,320,765
(r)Bank of Montreal                   1.50% 05/08/18  100,000,000  100,094,999
(r)++European Investment Bank         1.24% 07/06/18   23,580,000   23,573,445
(r)National Australia Bank, Ltd.      1.95% 07/23/18   18,000,000   18,086,940
(r)Statoil ASA                        1.38% 11/09/17    6,506,000    6,508,954
(r)Westpac Banking Corp.              1.57% 12/01/17   11,300,000   11,311,594
(r)Westpac Banking Corp.              1.62% 05/25/18    1,500,000    1,503,785
                                                      -----------  -----------
TOTAL YANKEE BONDS
  (Cost $191,544,047)                                 191,376,000  191,631,693
                                                      -----------  -----------
COMMERCIAL PAPER - 61.7%
(y)++Apple, Inc.                      1.16% 09/13/17  100,000,000   99,865,678
(y)++Archer-Daniels-Midland           1.14% 08/03/17  100,000,000   99,990,875
(y)++Archer-Daniels-Midland           1.13% 08/15/17   80,000,000   79,963,000
(y)++Australia & New Zealand Banking
  Group                               1.08% 09/05/17  100,000,000   99,879,800
(r)++Australia & New Zealand Banking
  Group                               1.71% 09/13/17   30,000,000   30,015,330
(r)++Australia & New Zealand Banking
  Group                               1.39% 05/24/18  100,000,000   99,978,900
(y)++Automatic Data Processing Inc.   1.14% 08/03/17  250,000,000  249,977,812
(y)++Bank Nederlandse Gemeent         1.20% 08/03/17   44,800,000   44,795,539
(y)++Bank Nederlandse Gemeent         1.16% 08/04/17  100,000,000   99,986,711
(y)++Bank Nederlandse Gemeent         1.16% 08/07/17  200,000,000  199,953,334
(y)++Bank Nederlandse Gemeent         1.16% 08/31/17  367,500,000  367,104,110
(r)++Bank of Nova Scotia              1.33% 10/17/17   50,000,000   50,007,600
(r)++Bank of Nova Scotia              1.45% 04/11/18  100,000,000  100,038,400
(y)Banque Et Caisse d'Epargne de
  l'Etat                              1.18% 08/04/17  100,000,000   99,987,600
(y)Banque Et Caisse d'Epargne de
  l'Etat                              1.31% 09/18/17   75,000,000   74,881,277
(y)Banque Et Caisse d'Epargne de
  l'Etat                              1.31% 10/12/17   36,975,000   36,886,302
(y)++Caisse des Depots et
  Consignations                       1.10% 08/11/17  200,000,000  199,930,212
(y)++Caisse des Depots et
  Consignations                       1.17% 08/21/17   25,000,000   24,983,054
(y)++Caisse des Depots et
  Consignations                       1.23% 09/22/17  200,000,000  199,639,012
(y)++Caisse des Depots et
  Consignations                       1.23% 10/03/17  100,000,000   99,777,600
(y)++Caisse des Depots et
  Consignations                       1.22% 10/06/17  150,000,000  149,648,250
(y)++Coca-Cola Co.                    1.14% 08/24/17   50,000,000   49,963,800
(y)++Colgate-Palmolive Co.            1.07% 08/04/17    4,459,000    4,458,472
(r)++Commonwealth Bank of Australia   1.62% 08/04/17   10,000,000   10,000,520
(r)++Commonwealth Bank of Australia   1.32% 10/03/17   44,000,000   44,006,292
(r)++Commonwealth Bank of Australia   1.70% 10/12/17  100,000,000  100,091,000
(r)++Commonwealth Bank of Australia   1.75% 12/14/17  150,000,000  150,247,350
(r)++Commonwealth Bank of Australia   1.68% 02/02/18  100,000,000  100,190,600
(r)++Commonwealth Bank of Australia   1.64% 02/15/18  120,000,000  120,209,520
(r)++Commonwealth Bank of Australia   1.57% 03/02/18  100,000,000  100,144,200
(r)++Commonwealth Bank of Australia   1.55% 03/16/18   70,000,000   70,097,160
(r)++Commonwealth Bank of Australia   1.53% 03/23/18   75,000,000   75,096,525
(r)++Commonwealth Bank of Australia   1.41% 05/02/18   29,000,000   29,015,544
(r)++Commonwealth Bank of Australia   1.40% 06/01/18   45,000,000   45,019,935
(y)++CPPIB Capital, Inc.              1.00% 08/22/17  150,000,000  149,895,591
(y)++CPPIB Capital, Inc.              1.00% 08/24/17  100,000,000   99,923,867
(y)++DBS Bank, Ltd.                   1.20% 08/07/17   71,000,000   70,984,124
(y)++DBS Bank, Ltd.                   1.20% 08/08/17  150,000,000  149,961,633
(y)++DBS Bank, Ltd.                   1.17% 08/29/17   25,000,000   24,976,256
(y)++DBS Bank, Ltd.                   1.21% 09/06/17  100,000,000   99,878,208
(y)++DBS Bank, Ltd.                   1.30% 09/26/17  100,000,000   99,810,317

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  Rate  Maturity Face Amount $ Fair Value $
--------------------                  ----  -------- ------------- ------------
COMMERCIAL PAPER - 61.7% (CONTINUED)
(y)++DBS Bank, Ltd.                   1.31% 10/12/17   75,000,000   74,815,523
(y)++ELI Lilly & Co.                  1.11% 08/14/17   86,250,000   86,213,809
(y)++Erste Abwicklungsanstalt         1.12% 08/09/17   75,000,000   74,978,963
(y)++Erste Abwicklungsanstalt         1.20% 08/11/17  150,000,000  149,948,438
(y)++Erste Abwicklungsanstalt         1.17% 08/18/17  100,000,000   99,943,300
(y)++Erste Abwicklungsanstalt         1.19% 09/01/17  100,000,000   99,897,689
(y)++Erste Abwicklungsanstalt         1.30% 10/11/17   50,000,000   49,881,800
(y)Export Development Canada          0.97% 08/15/17   50,000,000   49,977,500
(y)Exxon Mobil Corp.                  1.07% 08/02/17   75,000,000   74,995,608
(y)Exxon Mobil Corp.                  1.06% 08/03/17  230,000,000  229,979,778
(y)GE Capital Treasury LLC            1.16% 10/16/17  100,000,000   99,748,681
(r)GE Capital Treasury LLC            1.33% 12/04/17   75,000,000   75,013,200
(y)GE Capital Treasury LLC            1.25% 12/07/17   75,000,000   74,664,332
(y)GE Capital Treasury LLC            1.26% 12/12/17   75,000,000   74,649,925
(r)GE Capital Treasury LLC            1.34% 12/20/17   75,000,000   75,016,950
(y)++Koch Resources LLC               1.12% 08/01/17   75,000,000   74,997,683
(y)++Koch Resources LLC               1.18% 08/04/17   56,750,000   56,742,963
(y)++Koch Resources LLC               1.15% 08/07/17   50,000,000   49,989,111
(y)++Koch Resources LLC               1.14% 08/08/17   50,000,000   49,987,545
(y)++Koch Resources LLC               1.17% 08/14/17   46,320,000   46,299,663
(y)++Koch Resources LLC               1.18% 08/15/17  125,000,000  124,941,146
(y)++Koch Resources LLC               1.19% 08/17/17   50,000,000   49,973,249
(y)++Koch Resources LLC               1.17% 08/18/17   75,000,000   74,957,475
(y)++Koch Resources LLC               1.17% 08/22/17   50,000,000   49,965,197
(y)++Kreditanstalt Fur Wiederaufbau   1.21% 09/12/17  177,150,000  176,911,531
(y)++Kreditanstalt Fur Wiederaufbau   1.21% 09/14/17   50,000,000   49,929,250
(y)++Kreditanstalt Fur Wiederaufbau   1.24% 10/05/17  236,550,000  236,040,866
(y)++Landesbank Hessen-Thuri          1.19% 08/23/17  100,000,000   99,924,292
(y)++Landesbank Hessen-Thuri          1.20% 08/24/17  400,000,000  399,683,731
(y)++Landesbank Hessen-Thuri          1.18% 08/28/17  200,000,000  199,815,044
(y)++Massachusetts Mutual Life
  Insurance Co.                       1.17% 08/21/17   25,000,000   24,983,404
(r)++National Australia Bank, Ltd.    1.62% 08/04/17   50,000,000   50,002,600
(y)++National Australia Bank, Ltd.    1.12% 08/16/17  100,000,000   99,946,889
(y)++National Australia Bank, Ltd.    1.12% 09/01/17   85,000,000   84,909,257
(r)++National Australia Bank, Ltd.    1.56% 12/06/17   50,000,000   50,053,200
(r)++National Australia Bank, Ltd.    1.41% 02/08/18  200,000,000  200,193,000
(r)++National Australia Bank, Ltd.    1.34% 02/12/18   50,000,000   49,996,550
(r)++National Australia Bank, Ltd.    1.64% 02/16/18  100,000,000  100,158,300
(r)++National Australia Bank, Ltd.    1.57% 03/06/18  100,000,000  100,134,100
(y)++Nederlandse Waterschaps          1.23% 08/11/17  200,000,000  199,931,250
(y)++Nederlandse Waterschaps          1.23% 08/24/17  200,000,000  199,847,734
(y)Nestle Finance International, Ltd. 1.14% 09/11/17  100,000,000   99,863,967
(y)++Nordea Bank AB                   1.15% 09/07/17  250,000,000  249,686,499
(y)++Nordea Bank AB                   1.23% 09/12/17  100,000,000   99,857,503
(y)++Nordea Bank AB                   1.24% 10/10/17   46,750,000   46,637,053
(y)++Novartis Finance Corp.           1.12% 08/04/17   35,000,000   34,995,855
(y)++Novartis Finance Corp.           1.12% 08/09/17   60,000,000   59,983,920
(y)++Novartis Finance Corp.           1.14% 08/14/17   25,900,000   25,889,132
(y)++Novartis Finance Corp.           1.13% 08/17/17   40,000,000   39,979,581
(y)++NRW.Bank                         1.20% 08/04/17   50,000,000   49,993,656
(y)++NRW.Bank                         1.21% 08/10/17  200,000,000  199,936,000
(y)++NRW.Bank                         1.12% 08/17/17   30,000,000   29,983,524
(y)++NRW.Bank                         1.25% 08/24/17   50,000,000   49,960,767
(y)++NRW.Bank                         1.25% 09/20/17  100,000,000   99,830,000
(y)++NRW.Bank                         1.26% 09/21/17  100,000,000   99,826,522
(y)++NRW.Bank                         1.27% 09/27/17  150,000,000  149,709,033
(y)Oesterreich Kontrollbank           1.09% 08/21/17   72,675,000   72,624,213
(y)Oesterreich Kontrollbank           1.17% 09/05/17  100,000,000   99,878,600
(y)Oesterreich Kontrollbank           1.23% 09/11/17  121,000,000  120,828,059
(y)++Oversea-Chinese Banking Corp.,
  Ltd.                                1.24% 08/01/17   42,300,000   42,298,563
(y)++Oversea-Chinese Banking Corp.,
  Ltd.                                1.20% 09/05/17  100,000,000   99,873,600
(y)++Oversea-Chinese Banking Corp.,
  Ltd.                                1.25% 09/06/17   21,660,000   21,631,839

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               Rate  Maturity Face Amount $   Fair Value $
--------------------               ----  -------- -------------- --------------
COMMERCIAL PAPER - 61.7%
  (CONTINUED)
(y)++Oversea-Chinese Banking
  Corp., Ltd.                      1.25% 09/07/17    144,190,000    143,997,466
(y)++Oversea-Chinese Banking
  Corp., Ltd.                      1.30% 09/21/17    100,000,000     99,815,833
(y)++Oversea-Chinese Banking
  Corp., Ltd.                      1.32% 10/13/17    100,000,000     99,732,983
(r)++Oversea-Chinese Banking
  Corp., Ltd.                      1.36% 01/12/18     76,000,000     76,001,140
(y)PACCAR Financial Corp.          1.12% 08/07/17     20,000,000     19,995,528
(y)++Province of Quebec            1.15% 09/19/17    150,000,000    149,770,209
(y)++PSP Capital, Inc.             1.01% 08/08/17     50,000,000     49,987,545
(y)++PSP Capital, Inc.             1.01% 08/15/17     50,000,000     49,976,459
(y)++PSP Capital, Inc.             1.19% 08/18/17    100,000,000     99,943,300
(y)++PSP Capital, Inc.             1.05% 08/21/17    125,000,000    124,917,021
(r)++PSP Capital, Inc.             1.32% 11/03/17     69,000,000     69,014,628
(y)++Roche Holdings, Inc.          1.13% 08/03/17     30,000,000     29,997,338
(y)++Sanofi                        1.21% 09/15/17    132,500,000    132,313,595
(y)++Siemens Capital Co. LLC       1.10% 08/04/17    200,000,000    199,976,312
(y)++Simon Property GRP, LP        1.17% 08/23/17     16,000,000     15,988,030
(y)++Simon Property GRP, LP        1.26% 09/25/17     11,548,000     11,526,498
(y)++Skandinaviska Enskilda
  Banken AB                        1.05% 08/07/17     15,000,000     14,996,684
(y)++Skandinaviska Enskilda
  Banken AB                        1.03% 08/15/17    200,000,000    199,904,584
(y)++Skandinaviska Enskilda
  Banken AB                        1.18% 08/23/17    100,000,000     99,926,336
(y)++Skandinaviska Enskilda
  Banken AB                        1.20% 09/21/17    200,000,000    199,658,534
(y)++Statoil ASA                   1.23% 10/10/17    100,000,000     99,778,125
(y)++Svenska Handelsbank, Inc.     1.11% 08/23/17    100,000,000     99,923,461
(y)++Svenska Handelsbank, Inc.     1.14% 09/13/17    100,000,000     99,852,722
(y)++Svenska Handelsbank, Inc.     1.15% 09/18/17     40,000,000     39,934,340
(y)++Svenska Handelsbank, Inc.     1.23% 09/26/17     50,000,000     49,904,288
(y)Swedbank                        1.15% 08/02/17    300,000,000    299,981,300
(y)Swedbank                        1.15% 08/03/17    275,000,000    274,974,265
(y)Swedbank                        1.17% 08/22/17    200,000,000    199,859,566
(y)Swedish Export Credit Corp.     1.18% 08/08/17    100,000,000     99,976,200
(y)++Total Capital Canada, Ltd.    1.05% 08/15/17     77,500,000     77,462,542
(y)++Total Capital Canada, Ltd.    1.05% 08/16/17    150,000,000    149,922,600
(y)++Total Capital Canada, Ltd.    1.17% 08/18/17     24,000,000     23,986,056
(y)++Total Capital Canada, Ltd.    1.18% 08/21/17    200,000,000    199,864,200
(y)++Total Capital Canada, Ltd.    1.18% 08/22/17    200,000,000    199,857,612
(y)Toyota Motor Credit Corp.       1.19% 09/26/17    150,000,000    149,732,100
(r)Toyota Motor Credit Corp.       1.43% 12/20/17    150,000,000    150,087,300
(r)Toyota Motor Credit Corp.       1.35% 02/07/18    200,000,000    199,994,800
(y)++United Overseas Bank          1.23% 08/02/17    158,450,000    158,439,929
(r)++Westpac Banking Corp.         1.65% 10/05/17    100,000,000    100,074,700
(r)++Westpac Banking Corp.         1.47% 11/02/17     75,000,000     75,063,300
(r)++Westpac Banking Corp.         1.64% 02/16/18    100,000,000    100,169,300
(r)++Westpac Banking Corp.         1.57% 03/01/18    100,000,000    100,137,600
(r)Westpac Banking Corp.           1.55% 03/02/18     80,000,000     80,101,120
(r)++Westpac Banking Corp.         1.42% 03/19/18     75,000,000     75,052,125
(r)++Westpac Banking Corp.         1.37% 07/02/18     80,000,000     79,997,520
(r)++Westpac Securities NZ Ltd.    1.44% 05/11/18     66,500,000     66,544,023
                                                  -------------- --------------
TOTAL COMMERCIAL PAPER
  (Cost $15,320,511,324)                          15,331,727,000 15,322,680,839
                                                  -------------- --------------
YANKEE CERTIFICATES OF
  DEPOSIT - 12.0%
(r)Bank of Montreal                1.77% 01/11/18    100,000,000    100,185,800
(r)Bank of Nova Scotia             1.72% 09/27/17    100,000,000    100,078,800
(r)Bank of Nova Scotia             1.73% 10/06/17     50,000,000     50,045,150
(r)Bank of Nova Scotia             1.55% 12/08/17    100,000,000    100,093,700
(r)Bank of Nova Scotia             1.43% 03/20/18    100,000,000    100,049,400
(r)Nordea Bank Finland NY          1.64% 08/18/17     75,000,000     75,017,325
(r)Rabobank Nederland NY           1.68% 08/16/17     50,000,000     50,011,200
(r)Rabobank Nederland NY           1.72% 09/18/17     50,000,000     50,033,850
(r)Rabobank Nederland NY           1.47% 11/06/17     75,000,000     75,065,475
(r)Rabobank Nederland NY           1.38% 07/12/18    100,000,000     99,992,700
(r)Royal Bank of Canada NY         1.71% 10/05/17    100,000,000    100,085,400
(r)Royal Bank of Canada NY         1.52% 12/08/17    100,000,000    100,092,600
(r)Royal Bank of Canada NY         1.57% 12/19/17    100,000,000    100,102,900
(r)Royal Bank of Canada NY         1.75% 12/22/17    100,000,000    100,167,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                 Rate  Maturity Face Amount $ Fair Value $
--------------------                 ----  -------- ------------- -------------
YANKEE CERTIFICATES OF
  DEPOSIT - 12.0% (CONTINUED)
(r)Royal Bank of Canada NY           1.57% 03/07/18   100,000,000   100,121,900
(r)Royal Bank of Canada NY           1.55% 03/20/18   100,000,000   100,106,600
(r)Royal Bank of Canada NY           1.41% 05/25/18    50,000,000    50,002,350
(r)Royal Bank of Canada NY           1.36% 06/12/18    30,000,000    30,005,250
(r)Royal Bank of Canada NY           1.44% 07/27/18   100,000,000   100,000,000
(r)Svenska Handelsbanken NY          1.95% 08/01/17   100,000,000   100,002,200
(r)Svenska Handelsbanken NY          1.62% 08/07/17   155,000,000   155,013,950
(r)Svenska Handelsbanken NY          1.43% 08/09/17    50,000,000    50,003,300
(r)Svenska Handelsbanken NY          1.34% 12/08/17   212,000,000   212,042,824
(r)Toronto Dominion Bank NY          1.67% 08/22/17    65,000,000    65,019,370
(r)Toronto Dominion Bank NY          1.37% 10/10/17    40,000,000    40,010,280
(r)Toronto Dominion Bank NY          1.48% 11/08/17   100,000,000   100,086,300
(r)Toronto Dominion Bank NY          1.75% 11/20/17   150,000,000   150,209,250
(r)Toronto Dominion Bank NY          1.57% 03/05/18   100,000,000   100,121,500
(r)Toronto Dominion Bank NY          1.56% 03/13/18   100,000,000   100,125,100
(r)Toronto Dominion Bank NY          1.48% 05/07/18   100,000,000   100,079,200
(r)Toronto Dominion Bank NY          1.40% 05/23/18    80,000,000    79,998,880
(r)Toronto Dominion Bank NY          1.40% 07/12/18    55,000,000    54,992,300
(r)Westpac Banking Corp.             1.73% 01/05/18   100,000,000   100,173,800
                                                    ------------- -------------
TOTAL YANKEE CERTIFICATES OF
  DEPOSIT (Cost $2,986,999,803)                     2,987,000,000 2,989,135,654
                                                    ------------- -------------
U.S. GOVERNMENT AGENCY
  SECURITIES - 6.6%
(y)Federal Home Loan Bank            1.01% 08/04/17    50,000,000    49,995,850
(y)Federal Home Loan Bank            0.94% 08/09/17   100,000,000    99,977,800
(y)Federal Home Loan Bank            1.03% 08/11/17    75,000,000    74,979,150
(y)Federal Home Loan Bank            1.03% 08/16/17   175,000,000   174,927,025
(y)Federal Home Loan Bank            0.95% 08/18/17   100,000,000    99,952,800
(y)Federal Home Loan Bank            0.95% 08/23/17   100,000,000    99,938,900
(y)Federal Home Loan Bank            1.02% 08/25/17   200,000,000   199,866,600
(y)Federal Home Loan Bank            0.99% 08/30/17    93,000,000    92,925,042
(y)Federal Home Loan Bank            1.01% 09/06/17    50,000,000    49,949,500
(y)Federal Home Loan Bank            1.03% 09/08/17    21,000,000    20,977,614
(y)Federal Home Loan Bank            1.05% 09/15/17    75,000,000    74,905,275
(y)Federal Home Loan Bank            1.03% 09/19/17   100,000,000    99,862,500
(y)Federal Home Loan Bank            1.05% 09/20/17    72,000,000    71,898,984
(y)Federal Home Loan Bank            1.03% 09/22/17   131,000,000   130,808,871
(y)Federal Home Loan Bank            1.06% 10/04/17   100,000,000    99,813,300
(y)Federal Home Loan Bank            1.06% 10/18/17   100,000,000    99,772,500
(y)Federal Home Loan Bank            1.09% 10/20/17   100,000,000    99,766,700
                                                    ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY
  SECURITIES (Cost $1,640,299,638)                  1,642,000,000 1,640,318,411
                                                    ------------- -------------
REPURCHASE AGREEMENTS - 13.1%
Bank of America Corp. (Purchased on
  07/31/17, Proceeds at maturity
  $150,004,333, collateralized by
  U.S. Treasury Securities, 1.38%,
  07/31/19 market value,
  $153,000,098)                      1.04% 08/01/17   150,000,000   150,000,000
Barclays Capital, Inc. (Purchased
  on 07/31/17, Proceeds at maturity
  $800,023,111, collateralized by
  U.S. Treasury Securities, 0.00% -
  3.63%, 10/31/17 - 11/15/26 market
  value, $816,000,047)               1.04% 08/01/17   800,000,000   800,000,000
Goldman Sachs & Co. (Purchased on
  07/31/17, Proceeds at maturity
  $200,005,722, collateralized by
  U.S. Government Agency Backed
  Securities, 2.13% - 9.25%,
  02/15/24 - 06/20/47 market value,
  $204,000,000)                      1.03% 08/01/17   200,000,000   200,000,000
HSBC Securities (USA), Inc.
  (Purchased on 07/31/17, Proceeds
  at maturity $200,005,722,
  collateralized by U.S. Treasury
  Securities, 0.00% - 9.13%,
  08/15/17 - 02/15/27 market value,
  $202,725,393)                      1.03% 08/01/17   200,000,000   200,000,000
JPMorgan Securities (Purchased on
  07/31/17, Proceeds at maturity
  $400,011,667, collateralized by
  U.S. Government Agency Backed
  Securities, 0.00% - 6.25%,
  08/23/17 - 03/30/27 market value,
  $408,162,996)                      1.05% 08/01/17   400,000,000   400,000,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               Rate  Maturity Face Amount $  Fair Value $
--------------------               ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS - 13.1%
  (CONTINUED)
Mizuho Securities USA, Inc.
  (Purchased on 07/31/17,
  Proceeds at maturity
  $300,008,750, collateralized by
  U.S. Treasury Securities, 0.00%
  - 2.00%, 08/03/17 - 02/15/25
  market value, $306,000,021)      1.05% 08/01/17   300,000,000     300,000,000
Royal Bank of Canada (Purchased
  on 07/31/17, Proceeds at
  maturity $600,017,333,
  collateralized by U.S. Treasury
  Securities, 0.63% - 3.63%,
  09/30/17 - 08/15/25 market
  value, $612,000,096)             1.04% 08/01/17   600,000,000     600,000,000
Toronto Dominion Bank NY
  (Purchased on 07/31/17,
  Proceeds at maturity
  $600,017,500, collateralized by
  U.S. Government Agency Backed
  Securities, 0.13% - 4.63%,
  08/28/17 - 02/01/27 market
  value, $612,000,040)             1.05% 08/01/17   600,000,000     600,000,000
                                                  ------------- ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,250,000,000)                           3,250,000,000   3,250,000,000
                                                  ------------- ---------------
U.S. TREASURY OBLIGATIONS - 3.4%
(y)U.S. Treasury Bill              0.84% 08/03/17   100,000,000      99,994,800
(y)U.S. Treasury Bill              0.91% 08/24/17   100,000,000      99,937,900
(y)U.S. Treasury Bill              0.95% 09/14/17   100,000,000      99,880,800
(y)U.S. Treasury Bill              1.01% 10/12/17   200,000,000     199,566,000
(y)U.S. Treasury Bill              1.10% 10/19/17   200,000,000     199,524,400
(y)U.S. Treasury Bill              1.09% 10/26/17   150,000,000     149,618,400
                                                  ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $848,548,039)                               850,000,000     848,522,300
                                                  ------------- ---------------
TOTAL INVESTMENTS
  (Cost $24,827,355,555) - 100.0%                               $24,831,916,481
                                                                ===============

AB--Aktiebolag (Swedish Stock Company)
LLC--Limited Liability Co.
LP--Limited Partnership
NY--New York Shares

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at July 31, 2017 was $12,526,579,017 which represented 50.4% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of July 31, 2017.
(y)The rate shown is the effective yield.

Summary of inputs used to value the Fund's investments as of July 31, 2017 is as follows:

                                          LEVEL 1       LEVEL 2       LEVEL 3
                                        INVESTMENTS   INVESTMENTS   INVESTMENTS
                                            IN            IN            IN
                                        SECURITIES    SECURITIES    SECURITIES
                                        ----------- --------------- -----------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                          $--     $   589,627,584     $--
   Yankee Bonds                              --         191,631,693      --
   Commercial Paper                          --      15,322,680,839      --
   Yankee Certificates of Deposit            --       2,989,135,654      --
   U.S. Government Agency
     Securities                              --       1,640,318,411      --
   Repurchase Agreements                     --       3,250,000,000      --
   U.S. Treasury Obligations                 --         848,522,300      --
                                            ---     ---------------     ---
       Total Investments                    $--     $24,831,916,481     $--
                                            ===     ===============     ===

                     See Notes to Schedule of Investments.

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2017, the Trust consisted of eleven operational portfolios, which are included in this document. Ten are "Master Funds" in a master-feeder structure (collectively, the "Series") and one is a stand-alone fund, The DFA Short Term Investment Fund (the "Fund").

SECURITY VALUATION

The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' and the
    Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series or the Fund is calculated. When fair value pricing is used, the prices of securities used by the Series and the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of July 31, 2017, The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $126,672 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

FINANCIAL INSTRUMENTS

In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

2. INTEREST RATE AND CREDIT RISKS: The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

3. REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

Repurchase agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Series:

4. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2017, the Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
The U.S.        S&P 500
  Large           Emini
  Cap             Index(R)
  Value
  Series                     09/15/17    1,472   $181,645   $2,262     $6,182
                                                 --------   ------     ------
                                                 $181,645   $2,262     $6,182
                                                 --------   ------     ------

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
The DFA         Mini MSCI
  International   EAFE
  Value           Index (R)
  Series                     09/15/17      381   $ 36,936   $1,041     $1,779
The DFA         S&P 500
  International   Emini
  Value           Index(R)
  Series                     09/15/17      524     64,662    1,028      1,755
                                                 --------   ------     ------
                                                 $101,598   $2,069     $3,534
                                                 --------   ------     ------

                                                         UNREALIZED
                           EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
             DESCRIPTION      DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
The          Mini MSCII
  Emerging     Emerging
  Markets      Markets
  Series       Index (R)    09/15/17     559    $29,753    $1,734     $1,403
The          S&P 500
  Emerging     Emini
  Markets      Index(R)
  Series                    09/15/17     100     12,340       167        135
                                                -------    ------     ------
                                                $42,093    $1,901     $1,538
                                                -------    ------     ------

                                                         UNREALIZED
                           EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
             DESCRIPTION      DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
The          Mini MSCII
  Emerging     Emerging
  Markets      Markets
  Small Cap    Index (R)
  Series                    09/15/17     650    $34,596    $2,017     $2,287
The          S&P 500
  Emerging     Emini
  Markets      Index(R)
  Small Cap
  Series                    09/15/17     110     13,574        --         --
                                                -------    ------     ------
                                                $48,170    $2,017     $2,287
                                                -------    ------     ------

FEDERAL TAX COST

At July 31, 2017, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series                                 $18,972,964,160
The DFA International Value Series                               10,921,553,013
The Japanese Small Company Series                                 3,224,880,477
The Asia Pacific Small Company Series                             1,975,724,459
The United Kingdom Small Company Series                           1,922,571,510
The Continental Small Company Series                              4,459,568,519
The Canadian Small Company Series                                 1,658,669,679
The Emerging Markets Series                                       4,456,669,337
The Emerging Markets Small Cap Series                             6,397,942,159
The Tax-Managed U.S. Marketwide Value Series                      3,718,802,767
The DFA Short Term Investment Fund                               24,827,355,555

OTHER

The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

    (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: September 27, 2017

By:  /s/ Gerard K. O'Reilly
     ------------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: September 27, 2017

By:  /s/ Gerard K. O'Reilly
     ------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: September 27, 2017

By:  /s/ Gregory K. Hinkle
     ------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     The DFA Investment Trust Company

Date: September 27, 2017